UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.7%

CONSUMER DISCRETIONARY -- 12.0%
   Abercrombie & Fitch, Cl A (D)                         10,400      $    576
   ACCO Brands *                                          4,925           108
   Advance Auto Parts                                     4,595           133
   Amazon.com *                                          34,254         1,325
   American Eagle Outfitters                             57,689         1,964
   AnnTaylor Stores *                                    27,500         1,193
   Apollo Group, Cl A *                                  70,000         3,617
   Applebee's International                              38,500           740
   Autoliv                                               18,300         1,035
   Autonation *                                           8,645           185
   Autozone *                                             2,083           184
   Barnes & Noble                                           492            18
   Bed Bath & Beyond *                                   11,741           389
   Best Buy                                               3,900           214
   Black & Decker                                        14,763         1,247
   BorgWarner                                             1,300            85
   Brinker International                                 28,863         1,048
   Brunswick                                              8,924           297
   Building Material Holding                             13,900           387
   Cablevision Systems, Cl A                             39,542           848
   Career Education *                                     1,562            47
   Carmax *                                               1,510            54
   CBRL Group                                            15,000           509
   CBS, Cl B                                             41,483         1,122
   Cheesecake Factory *                                     642            17
   Chico's FAS *                                          5,083           137
   Choice Hotels International                            1,500            91
   Circuit City Stores                                   10,000           272
   Claire's Stores                                       11,500           293
   Clear Channel Communications                           6,380           197
   Coach *                                               36,219         1,083
   Comcast, Cl A *                                       99,734         3,265
   Corinthian Colleges *                                  1,700            24
   Darden Restaurants                                    61,257         2,414
   Dillard's, Cl A                                       29,000           924
   DIRECTV Group * (D)                                  379,585         6,263
   Dollar General                                         2,200            31
   Dollar Tree Stores *                                   4,500           119
   Dover Downs Gaming &
      Entertainment                                       9,050           178
   Dow Jones                                              4,500           158
   E.W. Scripps, Cl A                                     2,171            94
   Eastman Kodak                                         13,338           317
   EchoStar Communications, Cl A * (D)                   87,462         2,695
   Expedia *                                             10,213           153
   Family Dollar Stores                                   1,800            44
   Federated Department Stores                           28,034         1,026
   Ford Motor                                            25,696           178
   Fortune Brands                                         3,887           276
   Gannett                                               19,646         1,099
   General Motors                                        41,085         1,224
   Genuine Parts                                         16,163           673
   Getty Images *                                           962            61
   Goodyear Tire & Rubber *                              38,273           425
   GTECH Holdings                                        10,463           364
   Harley-Davidson                                       14,133           776
   Harman International Industries                        3,700           316
   Harrah's Entertainment                                   710            51
   Hasbro                                                23,496           426
   Hilton Hotels                                          1,724            49
   Home Depot (D)                                       143,966         5,153
   IAC/InterActive *                                     26,209           694
   International Game Technology                        163,121         6,189
   ITT Educational Services *                            15,200         1,000

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   J.C. Penney (D)                                       54,220      $  3,660
   John Wiley & Sons, Cl A                                2,488            83
   Johnson Controls                                      15,377         1,264
   Jones Apparel Group (D)                               46,144         1,467
   KB Home                                                  613            28
   Kohl's *                                               8,856           524
   Lamar Advertising, Cl A *                              3,335           180
   Liberty Global, Cl A *                                11,004           237
   Liberty Media Holding-Capital, Ser A *                 2,045           171
   Liberty Media Holding-Interactive,
      Cl A *                                             10,329           178
   Limited Brands                                        53,000         1,356
   Liz Claiborne                                         11,300           419
   Lowe's (D)                                            38,315         2,325
   Marriott International, Cl A (D)                      88,046         3,356
   Mattel                                                46,900           774
   McClatchy, Cl A                                          844            34
   McDonald's                                            36,042         1,211
   McGraw-Hill (D)                                       30,148         1,514
   Men's Wearhouse                                        4,900           148
   Meredith                                               4,800           238
   Meritage Homes *                                       5,900           279
   MGM Mirage *                                         119,711         4,884
   Newell Rubbermaid                                     19,702           509
   News, Cl A                                            82,177         1,576
   Nike, Cl B                                             1,162            94
   Nordstrom                                              2,663            97
   NTL                                                    3,449            86
   NVR *                                                  1,963           964
   O'Reilly Automotive *                                  1,474            46
   Office Depot * (D)                                    48,398         1,839
   OfficeMax                                             26,100         1,064
   Omnicom Group                                          2,124           189
   Panera Bread, Cl A *                                   7,030           473
   PetSmart                                              37,000           947
   Polo Ralph Lauren                                      5,800           318
   R.H. Donnelley *                                       1,115            60
   Rent-A-Center *                                        6,300           157
   Ross Stores                                            1,500            42
   Sears Holdings *                                         209            32
   Select Comfort *                                      25,400           583
   ServiceMaster                                          4,881            50
   Shaw Communications, Cl B (D)                         43,600         1,233
   Sherwin-Williams (D)                                  27,980         1,329
   Snap-On                                                5,165           209
   Sonic *                                               28,200           586
   Stanley Works                                            515            24
   Staples                                              242,874         5,907
   Starbucks * (D)                                       49,059         1,852
   Starwood Hotels & Resorts Worldwide                    1,203            73
   Steven Madden *                                        4,200           124
   Target                                                51,348         2,509
   Tempur-Pedic International *                          45,500           615
   Tiffany                                                9,700           320
   Time Warner (D)                                      159,067         2,752
   TJX                                                   20,651           472
   Tribune                                                1,400            45
   Univision Communications, Cl A *                      41,908         1,404
   VF                                                    16,832         1,143
   Viacom, Cl B *                                         3,384           121
   Walt Disney                                           24,409           732
   Warner Music Group                                     6,662           196
   Weight Watchers International                         71,671         2,931
   Wendy's International                                  1,297            76
   Whirlpool                                              5,094           421
   Williams-Sonoma                                        2,100            72

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Cl A *                  250,000      $  3,663
   Yum! Brands                                           43,855         2,205
                                                                     --------
                                                                      120,544
                                                                     --------
CONSUMER STAPLES -- 6.6%
   Altria Group                                          32,269         2,369
   Anheuser-Busch                                        25,924         1,182
   Archer-Daniels-Midland (D)                            57,953         2,392
   BJ's Wholesale Club *                                 13,400           380
   Brown-Forman, Cl B                                    17,134         1,224
   Campbell Soup                                         19,071           708
   Chattem *                                             26,000           790
   Chiquita Brands International                         59,200           816
   Church & Dwight                                        4,600           167
   Clorox (D)                                            16,936         1,033
   Coca-Cola (D)                                         63,305         2,723
   Coca-Cola Enterprises                                 46,175           941
   Colgate-Palmolive                                     10,912           654
   Constellation Brands, Cl A *                           2,490            62
   Costco Wholesale                                       8,709           498
   CVS                                                    1,301            40
   Dean Foods * (D)                                      70,441         2,620
   Del Monte Foods                                       12,348           139
   Energizer Holdings *                                  23,161         1,357
   Estee Lauder, Cl A                                    13,100           507
   General Mills                                         21,300         1,100
   Herbalife *                                           13,600           543
   Hershey                                                  786            43
   HJ Heinz                                               2,074            85
   Hormel Foods                                          20,527           762
   Kellogg                                                6,075           294
   Kimberly-Clark (D)                                    32,935         2,032
   Kraft Foods, Cl A                                      3,820           118
   Kroger (D)                                           158,384         3,462
   Loews - Carolina Group
      (Tracking Stock)                                    8,893           457
   McCormick                                              1,653            55
   Molson Coors Brewing, Cl B                               500            34
   Pepsi Bottling Group (D)                              70,751         2,275
   PepsiAmericas                                          5,164           114
   PepsiCo                                               50,447         3,029
   Pilgrim's Pride                                       14,585           376
   Procter & Gamble                                     150,549         8,370
   Reynolds American                                     14,695         1,694
   Safeway                                               90,214         2,346
   Sara Lee                                               3,000            48
   Smithfield Foods *                                    10,126           292
   Supervalu                                              5,691           175
   Sysco                                                  1,355            41
   Tyson Foods, Cl A                                      2,683            40
   Wal-Mart Stores (D)                                  207,988        10,019
   Walgreen                                             143,319         6,426
   Whole Foods Market                                     6,842           442
   WM Wrigley Jr                                          7,183           326
   WM Wrigley Jr., Cl B                                   2,420           110
                                                                     --------
                                                                       65,710
                                                                     --------
ENERGY -- 6.8%
   Anadarko Petroleum (D)                                39,396         1,879
   Apache                                                   522            36
   Arch Coal                                              9,060           384
   Baker Hughes                                           4,630           379
   BJ Services                                           24,618           917
   Cameron International *                                7,388           353
   Chesapeake Energy                                     40,056         1,212
   Chevron                                               79,079         4,908

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   ConocoPhillips                                        68,072      $  4,461
   Consol Energy                                         12,850           600
   Devon Energy (D)                                      41,501         2,507
   Diamond Offshore Drilling                                606            51
   EnCana (D)                                            25,900         1,363
   EOG Resources                                          4,254           295
   Exxon Mobil (D)                                      399,414        24,504
   FMC Technologies *                                     4,300           290
   Foundation Coal Holdings                              13,900           652
   Grant Prideco *                                        2,668           119
   Halliburton                                           13,857         1,028
   Helmerich & Payne                                     29,104         1,754
   Hess                                                  51,045         2,698
   Holly                                                 27,800         1,340
   Kerr-McGee                                             4,758           330
   Kinder Morgan                                          3,465           346
   Marathon Oil (D)                                      45,233         3,768
   Maverick Tube *                                        3,400           215
   Murphy Oil                                               156             9
   Nabors Industries *                                   36,014         1,217
   National Oilwell Varco *                                 924            59
   Newfield Exploration *                                 1,100            54
   Noble Energy                                             800            37
   Occidental Petroleum                                   5,039           517
   Patterson-UTI Energy                                   7,810           221
   Peabody Energy                                           688            38
   Petro-Canada (D)                                      26,100         1,237
   Pioneer Natural Resources                                330            15
   Pogo Producing                                         1,654            76
   Schlumberger                                          13,576           884
   Smith International                                      874            39
   Southwestern Energy *                                  1,700            53
   Sunoco (D)                                            25,384         1,759
   Talisman Energy * (D)                                 79,800         1,395
   Tidewater                                             11,742           578
   Unit * (D)                                            31,394         1,786
   Valero Energy                                          5,230           348
   Western Gas Resources                                  2,803           168
   XTO Energy                                            15,933           705
                                                                     --------
                                                                       67,584
                                                                     --------
FINANCIALS -- 17.8%
   A.G. Edwards                                          19,254         1,065
   Affiliated Managers Group *                            2,168           188
   Aflac                                                 16,116           747
   Alleghany *                                              306            85
   Allied Capital                                         6,592           190
   Allstate (D)                                          48,032         2,629
   AMB Property+                                            800            40
   AMBAC Financial Group (D)                             17,300         1,403
   American Capital Strategies                            8,206           275
   American Express                                      11,215           597
   American Financial Group                              19,976           857
   American Financial Realty Trust+                       5,200            50
   American International Group                          47,166         2,785
   AmeriCredit *                                         48,700         1,360
   Ameriprise Financial                                  12,988           580
   AmerUs Group                                           2,600           152
   AmSouth Bancorp                                       19,195           508
   Annaly Mortgage Management+                           27,500           352
   Anthracite Capital+                                    2,004            24
   AON                                                   57,415         1,999
   Apartment Investment &
      Management, Cl A +                                  1,141            50
   Archstone-Smith Trust+                                 3,330           169
   Arthur J Gallagher                                     6,720           170
   Associated Banc-Corp                                     694            22


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Assurant (D)                                          18,574      $    899
   Astoria Financial                                      1,735            53
   AvalonBay Communities+                                 3,847           426
   Bank of America (D)                                  160,089         7,700
   Bank of Hawaii                                         1,041            52
   Bank of New York                                      13,800           444
   BB&T                                                  14,539           605
   Bear Stearns                                           9,672         1,355
   BlackRock, Cl A                                        1,847           257
   Boston Properties+                                     1,056            95
   BRE Properties, Cl A+                                  5,200           286
   Brown & Brown                                         10,188           298
   Camden Property Trust+                                 1,474           108
   Capital One Financial                                  9,095           777
   CapitalSource+                                        16,432           386
   CarrAmerica Realty+                                    5,000           223
   CB Richard Ellis Group, Cl A * (D)                    57,100         1,422
   Charles Schwab                                        25,781           412
   Chicago Mercantile Exchange
      Holdings                                           12,374         6,077
   Chubb                                                  6,018           300
   Cincinnati Financial                                     800            38
   CIT Group (D)                                         69,124         3,615
   Citigroup (D)                                        275,979        13,313
   City National                                            194            13
   CNA Financial *                                        3,800           125
   Colonial BancGroup                                    11,200           288
   Comerica                                              15,745           819
   Commerce Bancorp                                       6,187           221
   Commerce Bancshares                                    5,520           276
   Compass Bancshares                                     2,074           115
   Conseco *                                              6,265           145
   Countrywide Financial                                 29,014         1,105
   Crescent Real Estate Equities+                        58,910         1,093
   Cullen/Frost Bankers                                   5,500           315
   Downey Financial                                       4,860           330
   Duke Realty+                                           6,800           239
   E*Trade Financial *                                    9,100           208
   East West Bancorp                                      6,200           235
   Eaton Vance                                            3,700            92
   Equity Office Properties Trust+                          250             9
   Equity Residential+                                    8,741           391
   Erie Indemnity, Cl A                                   1,294            67
   Essex Property Trust+                                  2,500           279
   Fannie Mae *                                           1,647            79
   Federal Realty Investment Trust+                       1,309            92
   Federated Investors, Cl B                              9,795           309
   Fidelity National Financial                            4,701           183
   Fieldstone Investment+                                 8,400            77
   Fifth Third Bancorp                                      900            33
   First American                                        51,221         2,165
   First Horizon National                                 1,321            53
   FirstMerit                                             5,000           105
   Forest City Enterprises, Cl A                          4,830           241
   Franklin Resources                                    14,381         1,248
   Freddie Mac                                            8,035           458
   Fulton Financial                                       2,369            38
   General Growth Properties+                               457            21
   Genworth Financial, Cl A                              10,800           376
   Golden West Financial                                  2,019           150
   Goldman Sachs Group (D)                               35,197         5,295
   Greenhill                                              5,100           310
   Hanover Insurance Group                               22,774         1,081
   Hartford Financial Services Group                     27,849         2,356
   HCC Insurance Holdings                                 9,751           287
   Horace Mann Educators                                 10,200           173
   Hospitality Properties Trust+                          6,287           276

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Host Hotels & Resorts+                                52,813      $  1,155
   Hudson City Bancorp                                   23,900           319
   Huntington Bancshares                                  1,100            26
   IndyMac Bancorp                                       23,488         1,077
   iStar Financial+                                      14,600           551
   Jefferies Group                                        8,700           258
   JER Investors Trust+ *                                 7,400           115
   Jones Lang LaSalle *                                  16,300         1,427
   JPMorgan Chase (D)                                   240,583        10,104
   Keycorp (D)                                           32,778         1,170
   LandAmerica Financial Group                            1,100            71
   Legg Mason                                             6,395           636
   Lehman Brothers Holdings (D)                          93,338         6,081
   Leucadia National                                     16,700           487
   Lincoln National                                       2,674           151
   Loews                                                120,108         4,258
   M&T Bank                                               3,424           404
   Macerich+                                                509            36
   Markel *                                                 143            50
   Marsh & McLennan                                      23,997           645
   Marshall & Ilsley                                      1,735            79
   MBIA                                                   1,200            70
   Mellon Financial                                      16,400           565
   Mercantile Bankshares                                  8,515           304
   Mercury General                                        1,800           101
   Merrill Lynch (D)                                     83,804         5,829
   Metlife (D)                                          101,517         5,199
   MGIC Investment                                       18,553         1,206
   Moody's                                              103,718         5,648
   Morgan Stanley (D)                                   105,682         6,680
   National City (D)                                     44,802         1,621
   Nationwide Financial Services, Cl A                      700            31
   Nationwide Health Properties+                          1,900            43
   New Century Financial+                                10,900           499
   New York Community Bancorp                             6,960           115
   North Fork Bancorporation                              2,461            74
   Northern Trust                                         8,462           468
   Nuveen Investments, Cl A                               4,600           198
   Old Republic International                            25,500           545
   Pan Pacific Retail Properties+                           677            47
   Peoples Bank                                             747            25
   Philadelphia Consolidated Holding *                    1,681            51
   Plum Creek Timber+                                       521            19
   PMI Group (D)                                         27,700         1,235
   PNC Financial Services Group (D)                      64,459         4,523
   Principal Financial Group (D)                         28,200         1,569
   Progressive                                           35,504           913
   Prologis+                                              1,635            85
   Protective Life                                          347            16
   Prudential Financial                                   4,500           350
   Radian Group (D)                                      36,377         2,247
   Ramco-Gershenson Properties+                           7,200           194
   Raymond James Financial                               10,000           303
   Rayonier+                                             30,268         1,147
   Reckson Associates Realty+                             4,600           190
   Regency Centers+                                         483            30
   Regions Financial                                     11,254           373
   Reinsurance Group of America                           2,500           123
   Safeco                                                29,389         1,656
   Shurgard Storage Centers, Cl A+                        4,741           296
   Simon Property Group+                                 22,232         1,844
   Sky Financial Group                                    2,642            62
   SL Green Realty+                                         920           101
   SLM                                                    8,624           456
   Sovereign Bancorp                                      2,187            44
   Spirit Finance+                                        3,400            38
   St. Paul Travelers                                    49,752         2,218

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Stancorp Financial Group                               4,700      $    239
   State Street                                          32,429         1,884
   SunTrust Banks                                        14,370         1,096
   Synovus Financial                                      5,659           152
   T Rowe Price Group                                     7,154           270
   TCF Financial                                         13,500           357
   TD Ameritrade Holding                                 19,091           283
   TD Banknorth                                           1,559            46
   Thornburg Mortgage+                                   25,696           716
   Torchmark                                              4,771           290
   Transatlantic Holdings                                 2,221           124
   UnionBanCal (D)                                       20,200         1,305
   United Dominion Realty Trust+                            424            12
   UnumProvident                                          6,650           121
   US Bancorp (D)                                       142,988         4,415
   Valley National Bancorp                                5,400           139
   Vornado Realty Trust+                                  1,162           113
   Wachovia                                              72,952         3,945
   Washington Federal                                     3,800            88
   Washington Mutual                                      2,268           103
   Wells Fargo (D)                                       52,206         3,502
   Wilmington Trust                                       3,883           164
   WR Berkley (D)                                        77,585         2,648
   Zions Bancorporation                                   3,915           305
                                                                     --------
                                                                      177,977
                                                                     --------
HEALTH CARE -- 11.9%
   Abbott Laboratories                                   46,298         2,019
   Advanced Medical Optics *                              8,000           406
   Aetna (D)                                             36,076         1,441
   Allergan                                              59,397         6,371
   AmerisourceBergen (D)                                 90,182         3,780
   Amgen * (D)                                           85,273         5,562
   Applera - Applied Biosystems Group                     9,124           295
   Barr Pharmaceuticals *                                 8,830           421
   Baxter International                                  74,730         2,747
   Becton Dickinson                                      20,848         1,274
   Biogen Idec *                                         16,278           754
   Biomet                                                   900            28
   Boston Scientific *                                   45,200           761
   Bristol-Myers Squibb                                   9,667           250
   C.R. Bard                                             18,531         1,358
   Cardinal Health (D)                                  104,969         6,753
   Caremark Rx                                           37,233         1,857
   Celgene *                                              8,706           413
   Cephalon *                                             2,197           132
   Cerner *                                               1,988            74
   Cigna                                                 18,723         1,844
   CNS                                                      244             6
   Community Health Systems *                               786            29
   Covance *                                                412            25
   Coventry Health Care *                                21,862         1,201
   Dade Behring Holdings (D)                             24,215         1,008
   DaVita *                                               1,710            85
   Dentsply International                                   700            42
   Eli Lilly                                             37,989         2,100
   Emdeon *                                              76,500           949
   Endo Pharmaceuticals Holdings *                        2,856            94
   Express Scripts *                                     26,448         1,897
   Fisher Scientific International *                      1,409           103
   Forest Laboratories *                                 23,322           902
   Genentech *                                          119,550         9,779
   Genzyme *                                                393            24
   Gilead Sciences *                                      7,400           438
   HCA                                                   32,762         1,414
   Health Management Associates, Cl A                       957            19
   Health Net *                                          75,762         3,422

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Henry Schein *                                        35,176      $  1,644
   Hospira *                                             10,912           469
   Humana *                                              10,605           569
   Idexx Laboratories *                                   3,077           231
   ImClone Systems *                                      5,700           220
   IMS Health                                             4,250           114
   Invitrogen *                                             433            29
   Johnson & Johnson (D)                                161,019         9,648
   Kinetic Concepts *                                     1,100            49
   King Pharmaceuticals * (D)                           121,098         2,059
   Laboratory of America Holdings *                      11,575           720
   Lincare Holdings *                                    28,942         1,095
   Manor Care                                             1,983            93
   Matria Healthcare *                                    2,600            56
   McKesson (D)                                         127,413         6,024
   Medco Health Solutions *                              37,263         2,134
   Medimmune *                                           18,341           497
   Medtronic                                             21,692         1,018
   Merck                                                 55,036         2,005
   Millennium Pharmaceuticals *                           5,600            56
   Millipore *                                            5,462           344
   Mylan Laboratories                                    51,592         1,032
   Omnicare                                              11,836           561
   PDL BioPharma *                                        5,642           104
   PerkinElmer                                           13,400           280
   Pfizer (D)                                           279,617         6,563
   Pharmaceutical Product Development                     5,418           190
   Quest Diagnostics                                      7,404           444
   Resmed *                                               6,012           282
   Respironics *                                          2,686            92
   Schering-Plough                                       27,096           516
   Sepracor *                                               300            17
   Sierra Health Services *                              16,200           729
   St. Jude Medical *                                    10,239           332
   Stryker                                                3,304           139
   Techne *                                               8,086           412
   Thermo Electron *                                      7,894           286
   UnitedHealth Group                                   131,772         5,901
   Universal Health Services, Cl B                          539            27
   Valeant Pharmaceuticals International                  1,900            32
   Varian Medical Systems *                               4,383           208
   VCA Antech *                                           8,500           271
   Waters *                                              37,963         1,686
   Watson Pharmaceuticals *                               9,613           224
   WellPoint *                                            6,345           462
   West Pharmaceutical Services                             349            13
   Wyeth                                                 59,073         2,623
   Zimmer Holdings *                                     80,000         4,538
                                                                     --------
                                                                      119,115
                                                                     --------
INDUSTRIALS -- 9.3%
   3M                                                     4,945           399
   Actuant, Cl A                                            200            10
   Adesa                                                  1,300            29
   Alexander & Baldwin                                      865            38
   Allied Waste Industries *                             10,708           122
   Ametek                                                   903            43
   AMR *                                                 56,968         1,448
   Applied Industrial Technologies                        4,950           120
   Aramark, Cl B                                         34,767         1,151
   Armor Holdings *                                       7,831           429
   Avery Dennison                                         2,430           141
   Belden CDT                                             2,500            83
   Boeing (D)                                            29,380         2,406
   Brink's                                                5,000           282
   Burlington Northern Santa Fe                          11,128           882
   Carlisle                                               4,400           349


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Caterpillar                                           21,307      $  1,587
   Cendant                                                3,300            54
   CH Robinson Worldwide                                 13,883           740
   ChoicePoint *                                          6,574           275
   Cintas *                                                 800            32
   Con-way (D)                                           27,018         1,565
   Continental Airlines, Cl B *                          20,600           614
   Corporate Executive Board                              4,321           433
   CSX                                                   12,659           892
   Cummins (D)                                           24,308         2,972
   Danaher                                                2,345           151
   Deere                                                  2,953           247
   Deluxe                                                26,197           458
   Donaldson                                              1,200            41
   Dover                                                 11,800           583
   Dun & Bradstreet *                                    17,776         1,239
   Eaton                                                 17,775         1,340
   EGL *                                                  7,700           386
   Emerson Electric                                      17,078         1,431
   Equifax                                                7,357           253
   Expeditors International Washington                  113,348         6,349
   Fastenal                                              11,700           471
   FedEx                                                  8,300           970
   Fluor                                                  2,591           241
   General Dynamics                                       5,182           339
   General Electric (D)                                 298,304         9,832
   Genlyte Group *                                        1,300            94
   Goodrich                                               1,047            42
   Graco                                                    800            37
   H&E Equipment Services *                               4,000           118
   H&R Block                                                394             9
   Harsco                                                   400            31
   Herman Miller                                         29,872           770
   HNI                                                    8,083           367
   Honeywell International                               33,474         1,349
   Hubbell, Cl B                                            700            33
   Illinois Tool Works (D)                               24,500         1,164
   Ingersoll-Rand, Cl A (D)                              46,254         1,979
   ITT Industries                                         9,918           491
   Jacobs Engineering Group *                            22,071         1,758
   JB Hunt Transport Services                            52,604         1,310
   JetBlue Airways *                                     13,100           159
   L-3 Communications Holdings                            7,774           586
   Laidlaw International (D)                             38,600           973
   Landstar System *                                      2,500           118
   Lockheed Martin (D)                                   49,087         3,521
   Manpower                                              13,050           843
   Masco                                                  9,400           279
   Monster Worldwide *                                    1,400            60
   MSC Industrial Direct, Cl A                            4,100           195
   NCI Building Systems *                                 2,900           154
   Norfolk Southern                                       6,577           350
   Northrop Grumman (D)                                  41,583         2,664
   Oshkosh Truck                                          1,000            47
   Paccar                                                34,443         2,837
   Pall                                                   1,056            30
   Parker Hannifin                                       28,157         2,185
   Pitney Bowes                                           5,422           224
   Precision Castparts                                    9,380           561
   Raytheon                                              42,412         1,890
   Republic Services                                      1,603            65
   Robert Half International                             13,900           584
   Rockwell Automation                                    1,300            94
   Rockwell Collins                                       2,154           120
   Roper Industries                                       1,938            91
   RR Donnelley & Sons                                   20,065           641
   Ryder System                                          50,805         2,968

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Southwest Airlines                                    24,588      $    402
   SPX                                                      694            39
   Stericycle *                                           4,935           321
   Teleflex                                               3,021           163
   Terex *                                               19,127         1,888
   Textron                                                5,300           489
   Thomas & Betts *                                      17,649           905
   Timken                                                32,086         1,075
   Union Pacific (D)                                     35,915         3,339
   United Parcel Service, Cl B                           91,959         7,571
   United Technologies                                    9,404           596
   USG *                                                    700            51
   Waste Management                                      18,100           649
   WESCO International *                                  8,400           580
   WW Grainger                                           16,486         1,240
   YRC Worldwide *                                       11,400           480
                                                                     --------
                                                                       93,006
                                                                     --------
INFORMATION TECHNOLOGY -- 16.4%
   Adobe Systems *                                        5,000           152
   Affiliated Computer Services, Cl A *                  10,791           557
   Agere Systems *                                      102,703         1,510
   Agilent Technologies *                                28,382           896
   Akamai Technologies *                                 14,285           517
   Alliance Data Systems *                                4,000           235
   Altera *                                              13,318           234
   Amphenol, Cl A                                         1,824           102
   Analog Devices                                        19,662           632
   Andrew *                                               3,992            35
   Apple Computer *                                       8,725           498
   Applied Materials                                     96,895         1,577
   Arrow Electronics * (D)                               85,927         2,767
   Atmel *                                              147,700           820
   Autodesk *                                             5,136           177
   Automatic Data Processing                              8,601           390
   Avaya *                                               13,574           155
   Avnet * (D)                                          160,688         3,217
   BEA Systems *                                          3,100            41
   Black Box                                                955            37
   BMC Software *                                        66,295         1,584
   Broadcom, Cl A *                                       9,258           278
   CA                                                     2,167            45
   Cadence Design Systems *                              61,282         1,051
   CDW                                                      877            48
   Ceridian *                                            16,300           398
   CheckFree *                                           21,010         1,041
   Cisco Systems * (D)                                  216,830         4,235
   Citrix Systems *                                       5,815           233
   Cognizant Technology Solutions,
      Cl A *                                                600            40
   Coherent *                                             2,500            84
   Computer Sciences * (D)                               43,129         2,089
   Convergys *                                           57,681         1,125
   Corning *                                             35,368           856
   Dell *                                                46,906         1,145
   DST Systems *                                          7,886           469
   eBay *                                               214,300         6,277
   Electronic Data Systems                               78,373         1,886
   EMC *                                                 94,506         1,037
   Fair Isaac (D)                                        26,127           949
   Fidelity National Information Services                 8,574           304
   First Data                                           142,156         6,403
   Fiserv * (D)                                          53,214         2,414
   Freescale Semiconductor, Cl B *                       58,657         1,724
   Global Payments                                        5,665           275
   Google, Cl A *                                        13,435         5,634
   Harris                                                12,623           524


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Hewlett-Packard (D)                                  294,463      $  9,329
   Hyperion Solutions *                                     520            14
   Informatica *                                          9,500           125
   Ingram Micro, Cl A *                                 134,839         2,445
   Intel (D)                                            240,508         4,558
   International Business Machines (D)                  135,129        10,381
   Intersil, Cl A                                        12,382           288
   Intuit *                                             136,686         8,254
   Iron Mountain *                                       12,394           463
   Jabil Circuit                                         19,351           495
   Kla-Tencor                                             2,841           118
   Lam Research * (D)                                    34,392         1,603
   Lexmark International, Cl A *                         35,259         1,968
   Linear Technology                                      8,489           284
   Maxim Integrated Products                             30,709           986
   McAfee *                                              38,400           932
   MEMC Electronic Materials *                           27,374         1,027
   Mettler Toledo International *                         2,862           173
   Micrel *                                              20,018           200
   Microchip Technology                                   2,047            69
   Micron Technology *                                   16,700           251
   Microsoft (D)                                        422,020         9,833
   MicroStrategy, Cl A *                                  1,422           139
   Molex                                                  6,600           222
   Motorola                                             136,138         2,743
   National Instruments                                   3,500            96
   National Semiconductor                                 5,236           125
   NAVTEQ *                                              90,000         4,021
   NCR *                                                 42,401         1,554
   Network Appliance *                                    4,565           161
   Novellus Systems *                                     4,003            99
   Nvidia *                                               2,124            45
   Oracle *                                              97,308         1,410
   Parametric Technology *                               20,671           263
   Paychex                                              139,941         5,455
   QLogic *                                              49,008           845
   Qualcomm (D)                                         253,329        10,151
   Red Hat *                                              9,942           233
   Reynolds & Reynolds, Cl A                             12,718           390
   Sabre Holdings, Cl A                                  28,368           624
   Salesforce.com *                                         497            13
   SanDisk *                                             97,794         4,986
   Seagate Technology                                   225,000         5,094
   Sybase *                                              20,009           388
   Symantec *                                            11,056           172
   Synopsys *                                            42,586           799
   Tech Data * (D)                                       77,851         2,982
   Tektronix                                              9,200           271
   Teradyne *                                            28,751           400
   Texas Instruments (D)                                169,598         5,137
   VeriSign *                                            13,400           310
   Vishay Intertechnology *                              58,400           919
   Websense *                                            17,000           349
   Western Digital *                                     77,101         1,527
   Xerox *                                               52,388           729
   Xilinx                                                37,200           843
   Yahoo! *                                               5,386           178
   Zebra Technologies, Cl A *                               800            27
                                                                     --------
                                                                      164,193
                                                                     --------
MATERIALS -- 3.2%
   Airgas                                                 3,300           123
   Albemarle                                              1,900            91
   Alcoa                                                 59,783         1,935
   Allegheny Technologies                                 1,800           125
   Ashland                                                3,429           229
   Cabot                                                  5,800           200

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Celanese, Ser A                                       80,746      $  1,649
   Crown Holdings *                                      34,774           541
   Cytec Industries                                       4,400           236
   Dow Chemical                                          14,502           566
   E.I. du Pont de Nemours                                  600            25
   Eagle Materials                                       33,879         1,609
   Ecolab                                                 7,998           325
   Florida Rock Industries (D)                           17,900           889
   Freeport-McMoRan Copper & Gold,
      Cl B                                               11,173           619
   Hercules *                                            15,734           240
   Huntsman *                                            43,118           747
   International Paper                                    4,300           139
   IPSCO (D)                                             10,800         1,033
   Louisiana-Pacific                                      3,200            70
   Lubrizol                                               5,259           210
   Martin Marietta Materials (D)                         25,728         2,345
   MeadWestvaco                                           1,388            39
   Methanex                                              24,200           513
   Monsanto                                                 206            17
   Mosaic *                                              44,045           689
   Nalco Holding *                                          937            16
   Newmont Mining                                        23,560         1,247
   Nucor                                                  2,600           141
   OM Group *                                            12,400           382
   Pactiv *                                              48,200         1,193
   Phelps Dodge                                          19,400         1,594
   PPG Industries (D)                                    16,200         1,069
   Praxair                                              101,915         5,503
   Quanex                                                   450            19
   Reliance Steel & Aluminum                              3,600           299
   Rohm & Haas                                              900            45
   Scotts Miracle-Gro, Cl A                               4,518           191
   Sealed Air *                                           3,009           157
   Sigma-Aldrich                                            347            25
   Smurfit-Stone Container *                             13,800           151
   Sonoco Products                                        2,777            88
   Southern Copper                                          500            45
   Steel Dynamics                                        15,500         1,019
   Temple-Inland                                         24,271         1,040
   United States Steel                                    5,400           379
   Vulcan Materials (D)                                  31,730         2,475
   Weyerhaeuser                                           1,215            76
                                                                     --------
                                                                       32,358
                                                                     --------
TELECOMMUNICATION SERVICES -- 2.5%
   ADC Telecommunications *                               2,874            48
   Alltel                                                30,213         1,929
   Amdocs *                                              16,900           619
   American Tower, Cl A *                                 5,959           185
   AT&T                                                 107,746         3,005
   BCE *                                                 28,500           674
   BellSouth                                             39,937         1,446
   CenturyTel                                            10,194           379
   Citizens Communications                               75,811           989
   Crown Castle International *                          26,515           916
   Embarq *                                               4,523           185
   NII Holdings *                                         4,736           267
   Qwest Communications International *                 145,007         1,173
   Sprint Nextel (D)                                    334,390         6,684
   Telephone & Data Systems                              28,981         1,200
   US Cellular *                                         25,371         1,538
   Verizon Communications (D)                           115,845         3,880
                                                                     --------
                                                                       25,117
                                                                     --------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
   AES *                                                  2,000      $     37
   AGL Resources                                            833            32
   Allegheny Energy *                                    10,421           386
   Alliant Energy                                        22,100           758
   Ameren                                                 1,118            57
   American Electric Power                               26,543           909
   Aqua America                                           9,276           211
   CenterPoint Energy                                    49,387           617
   CMS Energy *                                          21,320           276
   Consolidated Edison                                    3,192           142
   Dominion Resources                                     5,497           411
   DPL                                                      651            18
   DTE Energy                                            10,245           417
   Duke Energy                                            1,178            35
   Edison International (D)                             123,555         4,819
   Energen                                               15,914           611
   Energy East                                            2,600            62
   Entergy                                                7,800           552
   Equitable Resources                                    9,721           326
   Exelon                                                 4,074           232
   FirstEnergy (D)                                       30,865         1,673
   FPL Group                                              1,045            43
   MDU Resources Group                                   17,602           644
   National Fuel Gas                                      5,200           183
   Northeast Utilities                                    2,000            41
   NRG Energy *                                          15,200           732
   OGE Energy                                               374            13
   Pepco Holdings                                         2,400            57
   PG&E (D)                                              38,236         1,502
   Pinnacle West Capital                                  1,000            40
   PPL                                                    1,562            51
   Public Service Enterprise Group                       10,030           663
   Puget Energy                                           1,624            35
   Questar                                                5,271           424
   SCANA                                                  4,539           175
   Sempra Energy                                         26,025         1,184
   Southern                                               4,627           148
   Southern Union                                        11,800           319
   TXU                                                   41,986         2,510
   Wisconsin Energy                                      10,400           419
   WPS Resources                                          3,160           157
   Xcel Energy                                            5,071            97
                                                                     --------
                                                                       22,018
                                                                     --------
Total Common Stock
   (Cost $889,384) ($ Thousands)                                      887,622
                                                                     --------

ASSET-BACKED SECURITIES -- 9.7%

MORTGAGE RELATED SECURITIES -- 9.7%
  ABS Home Equity Loan Trust, Ser
    2003-HE5, Cl M1 (C)
    5.949%, 09/15/33                                   $    547           552
  ABS Home Equity Loan Trust, Ser
    2003-HE5, Cl M2 (C)
    7.099%, 09/15/33                                        275           280
  ABSC NIM Trust, Ser 2005-HE6, Cl
    A1 (E)
    5.050%, 08/27/35                                        196           194
  ACE Securities, Ser 2005-HE3, Cl
    A2A (C)
    5.423%, 05/25/35                                        578           578
  Ace Securities, Ser 2003-OP1, Cl
    M1 (C)
    6.023%, 12/25/33                                        500           503

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Aegis Asset-Backed Securities
    Trust, Ser 2003-3, Cl M1 (C)
    6.023%, 01/25/34                                   $    232      $    233
  American Home Mortgage Investment
    Trust, Ser 2005-1, Cl 6A (C)
    5.294%, 06/25/45                                      5,921         5,809
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (C)
    6.223%, 03/25/33                                        427           429
  Ameriquest Mortgage Securities,
    Ser 2004-FR1, Cl A4
    3.243%, 05/25/34                                        819           808
  Argent Securities, Ser 2003-W5,
    Cl M1 (C)
    6.023%, 10/25/33                                        250           253
  Argent Securities, Ser 2003-W9,
    Cl M1 (C)
    6.013%, 03/25/34                                        400           402
  Asset-Backed Funding
    Certificates, Ser 2005-AQ1, Cl
    A2 (G)
    4.300%, 06/25/35                                      1,000           983
  Asset-Backed Funding NIM Trust,
    Ser 2005-WMC1, Cl N1 (E)
    5.900%, 07/26/35                                         90            90
  Asset-Backed Securities Home
    Equity, Ser 2003-HE7, Cl M2 (C)
    6.949%, 12/15/33                                        215           220
  Bear Stearns Asset-Backed
    Securities, Ser 2005-AQ2N, Cl
    A1 (E)
    5.500%, 09/25/35                                         57            56
  Bear Stearns Asset-Backed
    Securities, Ser 2005-HE11, Cl
    A1 (E)
    5.500%, 11/25/35                                        370           370
  Bear Stearns Asset-Backed
    Securities, Ser 2006-PC1N, Cl
    A1 (E)
    5.500%, 12/25/35                                        187           187
  Centex Home Equity, Ser 2001-B ,
    Cl A4
    6.410%, 02/25/30                                        278           277
  Centex Home Equity, Ser 2004-B,
    Cl AF3 (G)
    2.946%, 05/25/28                                        308           305
  Chase Funding Mortgage Loan, Ser
    2003-1, Cl 2M2 (C)
    6.823%, 07/25/32                                        324           325
  Chase Funding Mortgage Loan, Ser
    2003-6, Cl 1A3
    3.340%, 05/25/26                                        920           900
  Conseco Finance, Ser 2001-C, Cl
    A4
    6.190%, 03/15/30                                      1,730         1,732
  Countrywide Alternative Loan
    Trust, Ser 2005-69, Cl M3 (C)
    6.473%, 12/25/35                                        235           238
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (C)
    7.323%, 01/25/36                                        375           361
  Countrywide Alternative Loan
    Trust, Ser 2006-0A11, Cl M3 (C)
    5.667%, 06/30/36                                        500           500

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Asset-Backed
    Certificates, Ser 2003-5, Cl
    MV2 (C)
    6.923%, 01/25/34                                   $    235      $    240
  Countrywide Asset-Backed
    Certificates, Ser 2004-9, Cl
    AF3 (C)
    3.854%, 10/25/30                                        763           756
  Countrywide Asset-Backed
    Certificates, Ser 2005-7, Cl
    MV8 (C)
    6.773%, 11/25/35                                        250           254
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1, Cl
    A2
    5.549%, 08/25/21                                      1,600         1,587
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (C)
    5.399%, 05/15/36                                      2,505         2,507
  Countrywide Home Loans, Ser
    2004-22, Cl A1 (C)
    5.104%, 11/25/34                                        549           538
  Countrywide Home Loans, Ser
    2006-OA4, Cl M4 (C)
    6.143%, 04/25/46                                        285           290
  Countrywide Home Loans, Ser
    2006-OA4, Cl M5 (C)
    6.193%, 04/25/46                                        195           197
  Countrywide Home Loans, Ser
    2006-OA5, Cl 1M4 (C)
    6.373%, 04/25/46                                        275           276
  DSLA Mortgage Loan Trust, Ser
    2004-AR4, Cl B1 (C)
    5.852%, 01/19/45                                        350           352
  FBR Securitization Trust, Ser
    2005-2, Cl M10 (C)
    7.573%, 09/25/35                                        100            91
  FBR Securitization Trust, Ser
    2005-4, Cl M11 (C)
    7.323%, 10/25/35                                        210           198
  FBR Securitization Trust, Ser
    2005-4, Cl M12 (C)
    7.323%, 10/25/35                                        135           132
  FBR Securitization Trust, Ser
    2005-5, Cl M12 (C)
    7.573%, 11/25/35                                        171           169
  First Franklin Mortgage Loan, Ser
    2003-FF5, Cl M6 (C)
    8.823%, 03/25/34                                        345           347
  First Franklin Mortgage Loan, Ser
    2005-FF4, Cl 2A3 (C)
    5.543%, 05/25/35                                      1,400         1,401
  First Franklin Mortgage Loan, Ser
    2005-FF6, Cl N1 (E)
    4.500%, 05/25/36                                        148           146
  First Franklin Mortgage Loan, Ser
    2005-FFH4, Cl N1 (E)
    5.682%, 12/25/35                                        150           150
  GE-WMC Mortgage Securities NIM
    Trust, Ser 2005-2A, Cl N1 (E)
    5.500%, 01/25/36                                        328           326
  GMAC Mortgage Loan Trust, Ser
    2004-HE2, Cl A2 (C)
    2.790%, 10/25/33                                      1,169         1,154

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  GMAC Mortgage Loan Trust, Ser
    2006-HE1, Cl A (C)
    5.533%, 11/25/36                                   $  3,900      $  3,900
  GS Mortgage Securities, Ser
    2006-GG6, Cl AM
    5.622%, 04/10/38                                      3,800         3,707
  GSAA Home Equity Trust, Ser
    2006-3N, Cl N1 (E)
    5.750%, 03/25/36                                        129           129
  Greenwich Capital Commercial
    Funding, Ser 2006-GG7, Cl AM (C)
    6.110%, 06/10/16                                      2,100         2,095
  Hasco NIM Trust, Ser 2006-OP2A,
    Cl A (E)
    5.856%, 01/26/36                                        240           240
  Home Equity Asset Trust, Ser
    2003-4, Cl M2 (C)
    7.223%, 10/25/33                                        370           374
  Home Equity Asset Trust, Ser
    2005-4, Cl 2A1 (C)
    5.413%, 10/25/35                                        172           172
  Home Equity Asset Trust, Ser
    2005-7N, Cl A (E)
    6.500%, 02/27/36                                        692           684
  Home Equity Asset Trust, Ser
    2005-9N, Cl A (E)
    6.500%, 05/27/36                                        282           282
  Home Equity Asset Trust, Ser
    2006-1N, Cl 1A (E)
    6.500%, 05/27/36                                        204           204
  IMPAC CMB Trust, Ser 2004-10, Cl
    4M1 (C)
    5.923%, 03/25/35                                        484           485
  IMPAC NIM Trust, Ser 2006-1, Cl N (E)
    6.000%, 03/25/36                                        182           182
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M6 (C)
    7.073%, 04/25/46                                        240           243
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M9 (C)
    7.073%, 04/25/46                                        200           168
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR4, Cl M4 (C)
    6.023%, 05/25/46                                        165           166
  JP Morgan Chase Commercial
    Mortgage, Ser 2006-LDP7, Cl AM
    (C)
    5.876%, 04/15/45                                      2,700         2,680
  Lehman XS Trust, Ser 2005-5N, Cl
    M3 (C)
    6.323%, 11/25/35                                        600           608
  Lehman XS Trust, Ser 2005-5N, Cl
    M4 (C)
    7.073%, 11/25/35                                        725           703
  Lehman XS Trust, Ser 2005-7N, Cl
    M51 (C)
    6.573%, 12/25/35                                        150           152
  Lehman XS Trust, Ser 2005-7N, Cl
    M7I (C)
    7.073%, 12/25/35                                        325           312
  Lehman XS Trust, Ser 2005-9N, Cl
    M4 (C)
    6.723%, 02/25/36                                        225           231


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Lehman XS Trust, Ser 2005-9N, Cl
    M6 (C)
    7.073%, 02/25/36                                   $    415      $    418
  Lehman XS Trust, Ser 2006-2N, Cl
    M5 (C)
    6.473%, 02/25/46                                        240           245
  Long Beach Asset Holdings, Ser
    2006-2, Cl N1 (E)
    5.780%, 04/25/46                                        134           134
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (C)
    5.653%, 01/25/36                                      1,035         1,038
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI13, Cl N1 (E)
    7.000%, 12/25/35                                        488           487
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI14, Cl N (E)
    6.000%, 07/26/35                                        307           306
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (C)
    6.473%, 11/25/32                                        329           330
  Merrill Lynch Mortgage Investors,
    Ser 2004-WM4N, Cl N2 (E)
    4.500%, 04/25/35                                          7             7
  Merrill Lynch Mortgage Investors,
    Ser 2005-FM1N, Cl N1 (E)
    4.500%, 05/25/36                                        217           214
  Merrill Lynch Mortgage Investors,
    Ser 2006-1, Cl 1A (C)
    5.350%, 02/25/36                                      2,331         2,312
  Morgan Stanley Capital I, Ser
    2003-NC10, Cl M1 (C)
    6.003%, 10/25/33                                        583           585
  Morgan Stanley Capital I, Ser
    2003-NC10, Cl M2 (C)
    7.123%, 10/25/33                                        515           520
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC1, Cl M2 (C)
    7.373%, 11/25/32                                        566           569
  New Century Home Equity Loan
    Trust, Ser 2003-B, Cl M1 (C)
    5.973%, 09/25/33                                        650           656
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (C)
    4.450%, 08/25/34                                      1,200         1,188
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (G)
    4.461%, 08/25/35                                      2,500         2,463
  Option One Mortgage Loan Trust,
    Ser 2003-4, Cl M2 (C)
    6.973%, 07/25/33                                        205           207
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (C) (E)
    7.823%, 01/25/36                                        100            86
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (C) (E)
    7.823%, 01/25/36                                        190           168
  Ownit Mortgage Loan Asset-Backed
    Securities Trust, Ser 2006-1,
    Cl AF1 (G)
    5.424%, 12/25/36                                      2,798         2,776
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (E)
    5.500%, 10/25/36                                        118           117

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Park Place Securities NIM Trust,
    Ser 2004-WHQ1, Cl D (E)
    7.384%, 09/25/34                                   $     23      $     23
  Residential Accredit Loans, Ser
    2006-Q01, Cl 2A3 (C)
    5.723%, 02/25/46                                        598           599
  Residential Accredit Loans, Ser
    2006-Q04, Cl N1 (E)
    6.048%, 04/25/46                                        540           540
  Residential Accredit Loans, Ser
    2006-Q06, Cl M5 (C)
    5.850%, 06/25/46                                        350           349
  Residential Accredit Loans, Ser
    2006-QO3, Cl M4 (C)
    6.043%, 04/25/46                                        250           250
  Residential Accredit Loans, Ser
    2006-QO3, Cl M5 (C)
    6.103%, 04/25/46                                        250           250
  Residential Asset Mortgage
    Products, Ser 2003-RS10, Cl AI5
    4.910%, 01/25/31                                        600           595
  Residential Asset Securities, Ser
    KS9, Cl AI3
    3.250%, 12/25/28                                      1,371         1,361
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 3A1 (C)
    5.288%, 12/25/34                                      2,066         2,041
  Resmae Mortgage Loan Trust, Ser
    2006-1, Cl A2A (C) (E)
    5.423%, 02/25/36                                      1,536         1,536
  Resmae Mortgage Loan Trust, Ser
    2006-1, Cl A2B (C) (E)
    5.473%, 02/25/36                                      1,000         1,000
  SB Finance NIM Trust, Ser
    2005-HE3, Cl N1 (E)
    4.750%, 09/25/35                                        265           263
  Saco I Trust, Ser 2005-10, Cl 2A1 (C)
    5.583%, 01/25/36                                      3,611         3,618
  Sail NIM Notes, Ser 2005-11A,
    Cl A (E)
    7.500%, 01/27/36                                        400           397
  Sail NIM Notes, Ser 2006-BC1A,
    Cl A (E)
    7.000%, 03/27/36                                        265           265
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (E)
    5.000%, 05/25/35                                        401           400
  Soundview NIM Trust, Ser
    2005-OPT4, Cl N1 (E)
    5.682%, 12/25/35                                        117           117
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-16XS,
    Cl M2 (C)
    6.223%, 08/25/35                                        505           508
  Structured Asset Investment Loan,
    Ser 2005-4, Cl M11 (C)
    7.823%, 05/25/35                                        250           218
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B4 (C)
    6.273%, 02/25/36                                        191           193
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B5 (C)
    6.373%, 02/25/36                                        121           123


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Structured Asset Securities, Ser
    2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                                   $    734      $    728
  Structured Asset Securities, Ser
    2005-S1, Cl B3 (C) (E)
    7.823%, 03/25/35                                        350           337
  Terwin Mortgage Trust, Ser
    2006-2HGS, Cl A1 (C) (E)
    4.500%, 03/25/37                                      5,003         4,940
  Terwin Mortgage Trust, Ser
    2006-2HGS, Cl AX (C) (E)
    20.000%, 03/25/37                                       324            94
  Terwin Mortgage Trust, Ser
    2006-2HGS, Cl B1 (C) (E)
    6.103%, 03/25/37                                        300           302
  Terwin Mortgage Trust, Ser
    2006-4SL, Cl A1 (C) (E)
    4.500%, 05/25/37                                      5,607         5,555
  Terwin Mortgage Trust, Ser
    2006-4SL, Cl AX (C) (E)
    20.000%, 05/25/37                                       776           193
  Terwin Mortgage Trust, Ser
    2006-6, Cl A1 (C)
    4.500%, 06/25/36                                      2,000         1,977
  Terwin Mortgage Trust, Ser
    2006-HF1, Cl A1A (C) (E)
    4.500%, 02/25/37                                      2,053         2,041
  Wachovia Student Loan Trust, Ser
    2006-1, Cl B (C) (E)
    5.689%, 04/25/40                                      3,200         3,200
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (C)
    3.450%, 06/25/19                                      2,900         2,886
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8A (C) (E)
    8.323%, 03/25/33                                        300           300
                                                                     --------
Total Asset-Backed Securities
  (Cost $97,533)($ Thousands)                                          97,438

                                                                     --------
CASH EQUIVALENT -- 7.7%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.070% ** ++             77,109,213        77,109
                                                                     --------
Total Cash Equivalent
  (Cost $77,109)($ Thousands)                                          77,109
                                                                     --------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 4.9% FHLMC (C)
    5.572%, 10/01/35                                        884           878
  FNMA (C)
    5.581%, 05/01/36                                      2,002         1,997
    5.524%, 01/01/36                                        927           923
    5.504%, 05/01/36                                      1,010         1,001
  FNMA TBA
    5.500%, 07/01/21                                     21,200        20,802
    5.500%, 06/12/31                                     15,100        14,501
    5.000%, 07/01/18                                      4,000         3,851
  GNMA
    4.000%, 07/20/35                                        440           434
  GNMA (C)
    5.000%, 02/20/35                                        539           538
    4.500%, 06/20/34                                        744           741
    4.500%, 08/20/34                                        882           879
    4.500%, 01/20/36                                        479           474


--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
    4.500%, 06/20/36                                   $    497      $    493
    4.000%, 06/20/34                                        741           731
    4.000%, 01/20/36                                        489           478
    3.750%, 03/20/34                                        570           555
                                                                     --------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $49,558) ($ Thousands)                                         49,276
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
  FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                                      1,683           446
  FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                                      1,224           310
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                                        452           118
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                      4,491         1,186
  FNMA DN (A) (F)
    0.000%, 09/27/06                                        500           494
    0.000%, 12/01/06                                      8,000         7,820
                                                                     --------
Total U.S. Government Agency Obligations
  (Cost $10,201) ($ Thousands)                                         10,374
                                                                     --------
COMMERCIAL PAPER (B) -- 0.7%

FINANCIALS -- 0.7%
  UBS Finance
    5.070%, 07/06/06                                      7,000         6,995
                                                                     --------
Total Commercial Paper
  (Cost $6,995) ($ Thousands)                                           6,995
                                                                     --------
U.S. TREASURY OBLIGATIONS -- 0.5%
  U.S. Treasury Bills
    4.500%, 07/03/06                                      2,586         2,586
  U.S. Treasury Bills (A)
    4.545%, 08/24/06                                      2,835         2,816
                                                                     --------
Total U.S. Treasury Obligations
  (Cost $5,405) ($ Thousands)                                           5,402
                                                                     --------
CORPORATE OBLIGATIONS -- 0.2%

CONSUMER DISCRETIONARY -- 0.0%
  Gannett
    5.750%, 06/01/11                                        355           350
                                                                     --------
FINANCIALS -- 0.2%
  Residential Capital
    6.500%, 04/17/13                                        630           618
  Shinsei Finance Cayman (C) (E)
    6.418%, 01/29/49                                        400           376
  Washington Mutual Preferred
    Funding (C) (E)
    6.534%, 03/15/49                                        400           383
                                                                     --------
                                                                        1,377
                                                                     --------
Total Corporate Obligations
  (Cost $1,781) ($ Thousands)                                           1,727
                                                                     --------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                      Contracts/Shares ($ Thousands)
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
  120 Day Euro Futures Call,
     Expires 12/16/06, Strike Price $95*                     98    $       15
                                                                   ----------
Total Purchased Options
  (Cost $77) ($ Thousands)                                                 15
                                                                   ----------
Total Investments -- 113.4%
  (Cost $1,138,043) ($ Thousands)++                                 1,135,958
                                                                   ----------
COMMON STOCK SOLD SHORT -- (9.5)%

CONSUMER DISCRETIONARY -- (2.7)%
  Activision*                                           (62,700)         (714)
  Amazon.com*                                           (36,700)       (1,420)
  Bebe Stores                                           (16,546)         (255)
  Carmax*                                                (1,800)          (64)
  CBS, Cl B                                             (16,135)         (436)
  CKX*                                                   (9,271)         (126)
  Clear Channel Outdoor Holdings,
     Cl A*                                               (3,500)          (73)
  Cooper Tire & Rubber                                  (10,782)         (120)
  Discovery Holding, Cl A*                             (141,791)       (2,074)
  Dreamworks Animation SKG, Cl A*                       (21,473)         (492)
  Four Seasons Hotels                                   (17,400)       (1,069)
  Gentex                                               (199,350)       (2,791)
  Getty Images*                                          (3,200)         (203)
  Hilton Hotels                                         (10,000)         (283)
  International Game Technology                         (18,300)         (694)
  International Speedway, Cl A                          (16,699)         (774)
  Interpublic Group                                     (96,700)         (807)
  Laureate Education*                                   (12,500)         (533)
  Lee Enterprises                                       (25,295)         (682)
  Lennar, Cl A                                          (14,300)         (634)
  Liberty Media Holding-Capital, Ser A*                 (21,611)       (1,810)
  Michaels Stores                                        (1,041)          (43)
  Nike, Cl B                                             (7,600)         (616)
  O'Reilly Automotive *                                 (24,700)         (770)
  OfficeMax                                              (5,400)         (220)
  OSI Restaurant Partners                               (26,200)         (907)
  Quiksilver**                                          (64,700)         (788)
  RH Donnelley                                          (13,899)         (752)
  Scientific Games, Cl A*                               (23,500)         (837)
  Sirius Satellite Radio*                              (152,808)         (726)
  Tiffany                                               (27,736)         (916)
  Urban Outfitters*                                    (102,700)       (1,796)
  Wendy's International                                 (12,400)         (723)
  Westwood One                                          (13,959)         (105)
  XM Satellite Radio, Cl A*                            (132,787)       (1,945)
                                                                     --------
                                                                      (27,198)
                                                                     --------
CONSUMER STAPLES -- (0.0)%
  WM Wrigley Jr                                          (4,673)         (212)
  WM Wrigley Jr., Cl B                                   (1,168)          (53)
                                                                     --------
                                                                         (265)
                                                                    --------
ENERGY -- (1.0)%
  Cameco                                                (32,300)       (1,291)
  Cheniere Energy*                                      (22,800)         (889)
  Dresser-Rand Group*                                   (36,700)         (862)
  Eastman Kodak                                         (31,400)         (747)
  Enbridge                                              (42,700)       (1,305)
  Massey Energy                                         (29,300)       (1,055)
  Overseas Shipholding Group                            (13,531)         (800)
  Pioneer Natural Resources                             (19,997)         (928)
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                      Contracts/Shares ($ Thousands)
--------------------------------------------------------------------------------

  Quicksilver Resources*                                (36,187)       (1,332)
  Southwestern Energy                                   (24,200)         (754)
                                                                   ----------
                                                                       (9,963)
                                                                   ----------
FINANCIALS -- (1.3)%
  Alleghany*                                               (316)          (87)
  AMBAC Financial Group                                 (11,088)         (899)
  American Capital Strategies                           (55,351)       (1,853)
  American Financial Realty Trust+                       (4,853)          (47)
  Arthur J. Gallegher                                   (47,600)       (1,206)
  Astoria Financial                                      (4,900)         (149)
  Camden Property Trust+                                 (1,000)          (74)
  Commerce Bancorp                                      (27,700)         (988)
  Cullen Frost Bankers                                   (2,600)         (149)
  Equity Residential+                                    (1,700)          (76)
  Hudson City Bancorp                                  (217,167)       (2,895)
  Legg Mason                                             (6,500)         (647)
  Leucadia National                                      (1,504)          (44)
  MDC Holdings                                           (4,500)         (234)
  New York Community Bancorp                            (17,082)         (282)
  Peoples Bank                                          (19,400)         (637)
  Realty Income+                                        (14,290)         (313)
  SL Green Realty+                                         (400)          (44)
  St. Joe                                               (22,500)       (1,047)
  T Rowe Price Group                                    (10,200)         (386)
  Valley National Bancorp                               (22,600)         (581)
  Vornado Realty Trust+                                  (7,000)         (683)
                                                                   ----------
                                                                      (13,321)
                                                                   ----------
HEALTH CARE -- (1.0)%
  Affymetrix*                                           (52,900)       (1,354)
  Allergan                                               (6,000)         (644)
  Cooper                                                (13,700)         (607)
  Davita*                                               (15,600)         (775)
  Endo Pharmaceutical Holdings*                         (27,600)         (910)
  Lifepoint Hospitals*                                  (32,452)       (1,043)
  Medimmune*                                             (3,300)          (89)
  Omnicare                                               (8,500)         (403)
  OSI Pharmaceuticals*                                  (37,836)       (1,247)
  Patterson *                                           (39,400)       (1,376)
  Pharmaceutical Product Development                    (10,146)         (356)
  Protein Design Laboratories*                           (6,651)         (123)
  VCA Antech*                                            (4,120)         (132)
  Zimmer Holdings                                        (7,300)         (414)
                                                                   ----------
                                                                       (9,473)
                                                                   ----------
INDUSTRIALS -- (0.9)%
  Alexander & Baldwin                                   (16,100)         (713)
  American Power Conversion                             (38,800)         (756)
  Chicago Bridge & Iron-New York
     Shares                                             (46,700)       (1,128)
  Corporate Executive Board                              (1,343)         (135)
  Covanta Holdings*                                     (56,900)       (1,004)
  Fastenal                                              (26,050)       (1,050)
  Foster Wheeler*                                       (10,900)         (471)
  Jetblue Airways*                                      (63,500)         (771)
  Joy Global                                               (414)          (22)
  Pall                                                  (69,519)       (1,946)
  UTI Worldwide                                         (41,000)       (1,034)
                                                                   ----------
                                                                       (9,030)
                                                                   ----------
INFORMATION TECHNOLOGY -- (2.2)%
  Adobe Systems Incorporated                            (20,600)         (625)
  Advanced Micro Devices*                               (21,800)         (532)
  Apple Computer**                                       (3,500)         (200)


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                     Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
  Autodesk                                              (10,500)   $     (362)
  Avid Technology*                                      (34,050)       (1,135)
  CACI International, Cl A*                             (11,400)         (665)
  Comverse Technology*                                  (38,100)         (753)
  Cree*                                                 (27,918)         (663)
  Diebold                                               (12,900)         (524)
  eBay*                                                 (22,400)         (656)
  Electronic Arts*                                      (15,600)         (671)
  First Data                                             (7,700)         (347)
  International Rectifier*                              (24,900)         (973)
  Iron Mountain*                                        (26,600)         (994)
  JDS Uniphase*                                          (4,618)          (12)
  Juniper Networks*                                     (64,515)       (1,032)
  Kla-Tencor                                            (17,700)         (736)
  Linear Technology                                     (45,420)       (1,521)
  Micron Technology                                     (44,300)         (667)
  NAVTEQ*                                               (16,000)         (715)
  Novell**                                              (90,600)         (601)
  Novellus Systems                                      (22,936)         (567)
  Paychex                                               (14,956)         (583)
  PMC - Sierra*                                        (111,332)       (1,047)
  Rambus*                                               (15,600)         (356)
  Red Hat*                                              (53,091)       (1,242)
  Salesforce.com*                                       (25,072)         (668)
  SanDisk*                                              (16,429)         (838)
  Symantec*                                             (15,620)         (243)
  Symbol Technologies                                   (32,000)         (345)
  Take-Two Interactive Software*                        (70,365)         (750)
  Tellabs*                                               (6,700)          (89)
  Teradyne*                                              (4,889)          (68)
  Unisys*                                              (136,000)         (854)
                                                                   ----------
                                                                      (22,034)
                                                                   ----------
MATERIALS -- (0.2)%
  Aptargroup                                             (6,600)         (328)
  Ivanhoe Mines*                                       (116,700)         (796)
  Louisiana-Pacific                                     (19,041)         (417)
  Sigma-Aldrich                                            (500)          (36)
  Smurfit-Stone Container                               (24,900)         (272)
                                                                   ----------
                                                                       (1,849)
                                                                   ----------
TELECOMMUNICATION SERVICES -- (0.0)%
  Crown Castle International*                            (7,164)         (247)
                                                                   ----------
UTILITIES -- (0.2)%
  Aqua America                                          (22,800)         (520)
  Northeast Utilities                                    (6,600)         (136)
  NRG Energy*                                           (17,962)         (865)
  Pinnacle West Capital                                  (6,682)         (267)
  Reliant Energy*                                       (23,933)         (287)
                                                                   ----------
                                                                       (2,075)
                                                                   ----------
Total Common Stock Sold Short
  (Proceeds $(100,061)) ($ Thousands)                                 (95,455)
                                                                   ----------
WRITTEN OPTIONS -- (0.0)%
  120 Day Euro Futures Call,
     Expires 12/15/06, Strike Price $95*                    (98)          (11)
                                                                   ----------
Total Written Options
  (Premium received $(69)) ($ Thousands)                                  (11)
                                                                   ----------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                  Unrealized
                                                                 Appreciation
Type of                      Number of         Expiration       (Depreciation)
Contract                     Contracts            Date           ($ Thousands)
-------------------------------------------------------------------------------
S&P 500 Composite Index         518          September 2006     $       (5,916)
S&P 500 Composite Index         110          September 2006                571
U.S. T-Bond (CBT)                17          September 2006                  2
U.S. 5-Year Note (CBT)          (33)         September 2006                 22
U.S. 2-Year Note (CBT)           17          September 2006                (11)
U.S. 10-Year Note               (82)         September 2006                (10)
90-Day Eurodollar               (41)           March 2007                   43
90-Day Eurodollar               (41)           March 2008                   36
90-Day Eurodollar               (31)           March 2009                   29
90-Day Eurodollar               (30)           March 2010                   28
90-Day Eurodollar               (15)           March 2011                   13
90-Day Eurodollar                50            June 2007                   (24)
90-Day Eurodollar               (31)           June 2008                    29
90-Day Eurodollar               (31)           June 2009                    30
90-Day Eurodollar               (26)           June 2010                    27
90-Day Eurodollar               (1)            June 2011                    --
90-Day Eurodollar               (41)         September 2006                 36
90-Day Eurodollar               (41)         September 2007                 39
90-Day Eurodollar               (31)         September 2008                 29
90-Day Eurodollar               (31)         September 2009                 30
90-Day Eurodollar               (26)         September 2010                 27
90-Day Eurodollar                51          December 2006                 (60)
90-Day Eurodollar               (41)         December 2007                  38
90-Day Eurodollar               (31)         December 2008                  29
90-Day Eurodollar               (31)         December 2009                  29
90-Day Eurodollar               (26)         December 2010                  27
                                                                --------------
                                                                $       (4,907)
                                                                ==============


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

Swaps -- At June 30, 2006, the following swap agreements were outstanding:
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                                                                        Notional      Appreciation
                                                                                         Expiration       Amount      (Depreciation)
Description                                                                                 Date      ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                07/31/06     $35,000            $ 48

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
    Index times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                10/31/06       4,000             (20)

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
    Index times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                10/31/06       4,000             (20)

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
    Index times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                10/31/06       7,000             (35)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA
    Index times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Goldman Sachs)                                  07/01/06      15,000               25

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $ (2)
====================================================================================================================================


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2006

Percentages are based on Net Assets of $1,001,380 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options. The rate reported is the effective yield at time of purchase.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(D) All or a portion of this security is held as collateral for securities sold short.

(E) Securities sold within the terms of private placement memorandum, except from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero-coupon security. The rate reported is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specific date.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

++ At June 30, 2006, the tax basis cost of the Fund's investments was $1,138,043 ($ Thousands), and the unrealized appreciation and depreciation were $40,687
($ Thousands) and $(42,772) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.4%

CONSUMER DISCRETIONARY -- 11.8%
  Abercrombie & Fitch, Cl A                               4,600    $        255
  ACCO Brands *                                             963              21
  Amazon.com * (B)                                        7,700             298
  American Eagle Outfitters                              31,100           1,059
  American Greetings, Cl A (B)                            5,000             105
  Apollo Group, Cl A * (B)                              183,850           9,500
  Autoliv                                                56,200           3,179
  Autonation * (B)                                       18,800             403
  Autozone *                                              3,200             282
  Barnes & Noble                                         22,100             807
  Beazer Homes USA                                        1,000              46
  Bed Bath & Beyond * (B)                                11,400             378
  Best Buy                                               15,375             843
  Big Lots * (B)                                          6,400             109
  Black & Decker                                         16,300           1,377
  Borders Group                                          39,400             727
  BorgWarner                                             24,500           1,595
  Brinker International (B)                              39,100           1,419
  Brunswick                                               2,700              90
  Cablevision Systems, Cl A                              19,800             425
  Career Education * (B)                                  4,727             141
  Carmax * (B)                                            4,080             145
  Cavco Industries *                                        260              12
  CBRL Group (B)                                          5,000             170
  CBS, Cl B                                             116,169           3,142
  CEC Entertainment *                                     3,000              96
  Centex (B)                                              5,200             262
  Cheesecake Factory * (B)                                2,250              61
  Circuit City Stores                                     1,600              44
  CKX *                                                  14,000             190
  Claire's Stores                                        23,700             605
  Clear Channel Communications                            9,100             282
  Clear Channel Outdoor Holdings,
     Cl A *                                              19,800             415
  Coach *                                                 7,200             215
  Comcast, Cl A * (B)                                   193,483           6,335
  Comcast, Special Cl A *                                 9,400             308
  Cooper Tire & Rubber (B)                               49,200             548
  DaimlerChrysler                                         7,500             370
  Darden Restaurants                                     17,600             693
  Dick's Sporting Goods * (B)                             3,000             119
  Dillard's, Cl A                                         4,800             153
  DIRECTV Group *                                        29,965             494
  Discovery Holding, Cl A *                               9,560             140
  Dollar Tree Stores *                                    6,300             167
  Dow Jones                                                 900              31
  DR Horton                                               7,500             179
  DreamWorks Animation SKG,
     Cl A * (B)                                          11,200             256
  Eastman Kodak (B)                                      60,400           1,436
  EchoStar Communications, Cl A * (B)                    10,700             330
  Ethan Allen Interiors                                  30,500           1,115
  Expedia * (B)                                           3,070              46
  Federated Department Stores                            29,184           1,068
  Foot Locker                                            10,700             262
  Ford Motor (B)                                        289,900           2,009
  Fortune Brands                                         72,382           5,140
  Furniture Brands International (B)                      1,800              37
  GameStop, Cl A * (B)                                    2,900             122
  GameStop, Cl B *                                          722              25
  Gannett (B)                                            60,100           3,361
  Gap                                                    25,900             451
  General Motors (B)                                     13,300             396
  Gentex (B)                                              9,000             126


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Genuine Parts                                           9,900    $        412
  Goodyear Tire & Rubber * (B)                           58,400             648
  Harley-Davidson (B)                                    12,500             686
  Harrah's Entertainment                                 78,869           5,614
  Hasbro                                                 46,600             844
  Hearst-Argyle Television                                1,400              31
  Hilton Hotels                                          16,500             467
  Home Depot                                             86,100           3,081
  IAC/InterActive * (B)                                   6,870             182
  International Game Technology                         412,400          15,646
  ITT Educational Services * (B)                          1,200              79
  J.C. Penney (B)                                        68,100           4,597
  Johnson Controls                                       26,000           2,138
  Jones Apparel Group                                    21,100             671
  KB Home (B)                                            10,400             477
  Kohl's * (B)                                           76,580           4,527
  Lamar Advertising, Cl A * (B)                          70,439           3,794
  Las Vegas Sands *                                         700              54
  Lear (B)                                               20,100             446
  Leggett & Platt (B)                                    68,800           1,719
  Lennar, Cl A (B)                                        5,200             231
  Lennar, Cl B                                              520              21
  Liberty Global, Cl A *                                  4,341              93
  Liberty Global, Ser C *                                 4,403              91
  Liberty Media Holding-Capital, Ser A *                  4,780             400
  Liberty Media  Holding-Interactive,
  Cl A *                                                 23,900             412
  Limited Brands                                         63,100           1,615
  Live Nation                                             7,720             157
  Liz Claiborne (B)                                       3,400             126
  Lowe's (B)                                            144,507           8,767
  Marriott International, Cl A                          155,068           5,911
  Mattel                                                165,400           2,731
  McClatchy, Cl A (B)                                     8,328             334
  McDonald's                                            355,962          11,960
  McGraw-Hill                                           273,061          13,716
  MDC Holdings                                            1,100              57
  MGM Mirage * (B)                                      278,270          11,353
  Mohawk Industries *                                     1,900             134
  Newell Rubbermaid                                       3,800              98
  News, Cl A                                            157,788           3,026
  Nike, Cl B (B)                                         64,063           5,189
  Nordstrom                                               9,800             358
  Nutri/System *                                          5,200             323
  NVR * (B)                                               1,000             491
  O'Reilly Automotive * (B)                               3,600             112
  Office Depot *                                         72,100           2,740
  OfficeMax                                              31,800           1,296
  Omnicom Group                                          59,817           5,329
  OSI Restaurant Partners                                 2,800              97
  Penn National Gaming *                                  1,200              47
  PetSmart (B)                                            3,400              87
  Pulte Homes                                            20,000             576
  Regal Entertainment Group, Cl A (B)                     7,100             144
  Ross Stores (B)                                         5,200             146
  Ruby Tuesday                                            2,600              63
  Saks * (B)                                             12,000             194
  Sears Holdings * (B)                                    5,381             833
  ServiceMaster                                          14,400             149
  Shaw Communications, Cl B                              42,300           1,197
  Sherwin-Williams                                       45,100           2,141
  Sirius Satellite Radio * (B)                           33,514             159
  Snap-On (B)                                             3,900             158
  Stanley Works (B)                                      12,600             595
  Staples                                               681,050          16,563
  Starbucks * (B)                                        96,000           3,625


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Starwood Hotels & Resorts
  Worldwide                                               6,300    $        380
  Target                                                122,480           5,986
  Tempur-Pedic International * (B)                        7,100              96
  Tiffany                                                 2,600              86
  Time Warner                                         1,033,919          17,887
  TJX                                                    24,000             549
  Tribune (B)                                            39,400           1,278
  Univision Communications, Cl A * (B)                  140,941           4,722
  VF                                                     48,700           3,308
  Viacom, Cl B *                                        129,229           4,632
  Walt Disney (B)                                       202,300           6,069
  Washington Post, Cl B                                     200             156
  Weight Watchers International                         175,825           7,189
  Wendy's International                                  18,600           1,084
  Whirlpool (B)                                          27,584           2,280
  Williams-Sonoma (B)                                     4,000             136
  Wynn Resorts * (B)*                                     2,200             161
  XM Satellite Radio Holdings,
     Cl A * (B)                                         731,690          10,719
  Yum! Brands                                             9,600             483
                                                                   ------------
                                                                        271,574
                                                                   ------------
CONSUMER STAPLES -- 8.5%
  Altria Group                                          219,500          16,118
  Anheuser-Busch                                         32,200           1,468
  Archer-Daniels-Midland                                 45,257           1,868
  Avon Products                                          22,400             694
  BJ's Wholesale Club *                                  16,900             479
  Brown-Forman, Cl B                                      2,400             172
  Campbell Soup (B)                                      52,100           1,933
  Clorox                                                  7,900             482
  Coca-Cola                                             142,301           6,122
  Coca-Cola Enterprises                                   9,500             194
  Colgate-Palmolive                                     133,672           8,007
  ConAgra Foods                                          32,100             710
  Constellation Brands, Cl A * (B)                        6,000             150
  Costco Wholesale (B)                                   73,869           4,220
  CVS                                                    29,800             915
  Dean Foods *                                           42,021           1,563
  Del Monte Foods                                       121,900           1,369
  Energizer Holdings * (B)                               17,400           1,019
  Estee Lauder, Cl A                                    158,787           6,140
  General Mills                                          86,600           4,474
  Hershey (B)                                            70,790           3,898
  HJ Heinz                                                3,500             144
  Hormel Foods                                            4,000             149
  Kellogg                                                12,500             605
  Kimberly-Clark                                         54,500           3,363
  Kraft Foods, Cl A                                       6,700             207
  Kroger                                                117,100           2,560
  Loews - Carolina Group
     (Tracking Stock)                                     5,300             272
  McCormick                                               4,200             141
  Molson Coors Brewing, Cl B                             10,900             740
  Pepsi Bottling Group                                   33,200           1,067
  PepsiAmericas                                          38,200             845
  PepsiCo                                               419,787          25,204
  Procter & Gamble                                      622,976          34,637
  Reynolds American (B)                                  59,500           6,860
  Safeway                                                78,234           2,034
  Smithfield Foods * (B)                                  2,700              78
  Supervalu                                              53,820           1,652
  Sysco (B)                                              26,900             822
  TreeHouse Foods *                                         564              14
  Tyson Foods, Cl A                                      54,645             812
  UST                                                    10,000             452
  Wal-Mart Stores                                       499,988          24,084

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Walgreen                                              442,800    $     19,855
  Whole Foods Market (B)                                  5,000             323
  WM Wrigley Jr. (B)                                     89,386           4,055
  WM Wrigley Jr., Cl B                                   22,346           1,012
                                                                   ------------
                                                                        193,982
                                                                   ------------
ENERGY -- 11.1%
  Anadarko Petroleum (B)                                 91,200           4,349
  Apache                                                  6,342             433
  Arch Coal                                               2,800             119
  Baker Hughes (B)                                      182,670          14,952
  BJ Services                                            20,000             745
  Cameron International *                                   900              43
  Cheniere Energy *                                       8,100             316
  Chesapeake Energy (B)                                 210,280           6,361
  Chevron                                               388,962          24,139
  Cimarex Energy (B)                                      2,285              98
  ConocoPhillips                                        346,448          22,703
  Consol Energy (B)                                       5,600             262
  Cross Timbers Royalty Trust *                             105               5
  Devon Energy                                          105,290           6,361
  El Paso                                                64,900             974
  EnCana                                                 51,900           2,732
  ENSCO International                                    12,200             561
  E on Mobil                                         1,173,282          71,981
  Forest Oil *                                            2,300              76
  Foundation Coal Holdings                                6,400             300
  GlobalSantaFe                                           9,400             543
  Grant Prideco *                                         9,100             407
  Halliburton (B)                                       161,958          12,019
  Helmerich & Payne                                       4,300             259
  Hess                                                   65,400           3,456
  Holly                                                  30,600           1,475
  Hugoton Royalty Trust *                                 1,417              42
  Kerr-McGee                                             13,000             902
  Kinder Morgan                                           4,500             450
  Marathon Oil                                           97,267           8,102
  Mariner Energy *                                        1,861              34
  Massey Energy                                           3,000             108
  Murphy Oil                                             15,600             871
  Nabors Industries * (B)                                15,800             534
  National Oilwell Varco *                               10,430             660
  Newfield Exploration *                                 10,200             499
  Noble Energy                                           20,400             956
  Occidental Petroleum                                  165,600          16,982
  Oceaneering International *                             3,100             142
  Patterson-UTI Energy                                   14,000             396
  Peabody Energy                                          8,800             491
  Petro-Canada                                           27,000           1,280
  Pioneer Natural Resources (B)                           9,900             459
  Pogo Producing                                          6,900             318
  Rowan (B)                                              11,200             399
  Schlumberger (B)                                      368,356          23,984
  Smith International                                    14,400             640
  Suncor Energy                                         133,594          10,822
  Sunoco                                                 27,500           1,905
  Talisman Energy *                                      81,000           1,416
  Tesoro                                                    700              52
  Tetra Technologies *                                   12,000             364
  Tidewater                                               1,900              94
  Unit *                                                  9,600             546
  Valero Energy                                          69,330           4,612
  Williams                                               10,500             245
  XTO Energy                                             23,776           1,053
                                                                   ------------
                                                                        255,027
                                                                   ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
FINANCIALS -- 21.8%
  21st Century Insurance Group                            9,000    $        130
  A.G. Edwards                                           46,600           2,578
  Affiliated Managers Group * (B)                         1,350             117
  Aflac                                                  19,300             895
  Allstate                                              175,100           9,583
  AMB Property+                                           3,400             172
  AMBAC Financial Group                                  33,900           2,749
  American Express                                      243,699          12,970
  American International Group                          371,697          21,949
  AmeriCredit * (B)                                       5,700             159
  Ameriprise Financial                                   10,100             451
  AmerUs Group (B)                                        1,200              70
  AmSouth Bancorp                                       122,100           3,230
  Annaly Mortgage Management+                             9,200             118
  AON (B)                                                74,600           2,598
  Archstone-Smith Trust+                                  9,100             463
  Arthur J Gallagher                                      1,900              48
  Assurant                                                6,100             295
  Astoria Financial (B)                                  78,900           2,402
  Axis Capital Holdings                                  21,850             625
  Bank of America                                       875,525          42,113
  Bank of Hawaii                                            100               5
  Bank of New York (B)                                   57,600           1,855
  BB&T (B)                                               90,800           3,776
  Bear Stearns                                           20,000           2,802
  Boston Properties+                                      3,200             289
  Brookfield Asset Management                            52,000           2,112
  Brookfield Properties                                  48,000           1,544
  Capital One Financial                                   8,144             696
  CapitalSource+ (B)                                      5,800             136
  CarrAmerica Realty+                                     3,400             151
  CB Richard Ellis Group, Cl A *                         74,700           1,860
  Charles Schwab                                        482,393           7,709
  Chicago Mercantile Exchange
     Holdings                                            32,700          16,061
  Chubb                                                  83,900           4,187
  Cincinnati Financial                                   44,004           2,069
  CIT Group                                              58,700           3,069
  Citigroup                                           1,030,062          49,690
  Citizens Banking                                        1,800              44
  Comerica                                               92,100           4,788
  Commerce Bancorp (B)                                   21,100             753
  Compass Bancshares                                      4,000             222
  Countrywide Financial                                  65,698           2,502
  Crescent Real Estate Equities+                          2,000              37
  Developers Diversified Realty+                            900              47
  Duke Realty+                                           11,100             390
  E*Trade Financial *                                     3,700              84
  Equity Office Properties Trust+                        51,800           1,891
  Equity Residential+                                    17,900             801
  Erie Indemnity, Cl A                                    7,000             364
  Fannie Mae *                                           87,481           4,208
  Fidelity National Financial                             9,543             372
  Fidelity National Title Group, Cl
  A * (B)                                                 2,370              47
  Fifth Third Bancorp                                    11,200             414
  First American                                         38,500           1,627
  First Horizon National (B)                             32,300           1,298
  FirstMerit                                              5,200             109
  Franklin Resources                                     12,800           1,111
  Freddie Mac (B)                                       260,837          14,870
  Friedman Billings Ramsey Group,
     Cl A+                                                4,500              49
  General Growth Properties+ (B)                          4,200             189
  Genworth Financial, Cl A                               19,600             683
  Golden West Financial                                  31,700           2,352

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Goldman Sachs Group (B)                                41,200    $      6,198
  Greater Bay Bancorp                                     3,700             106
  Hanover Insurance Group                                45,100           2,140
  Hartford Financial Services Group (B)                  65,000           5,499
  HCC Insurance Holdings                                  3,000              88
  Highwoods Properties+                                   1,500              54
  Host Hotels & Resorts+                                 33,465             732
  HRPT Properties Trust+ (B)                             14,500             168
  Huntington Bancshares                                 121,500           2,865
  IndyMac Bancorp (B)                                    61,800           2,834
  IntercontinentalExchange *                              8,000             463
  Investment Technology Group * (B)                       6,900             351
  iStar Financial+                                        5,400             204
  Janus Capital Group                                    61,300           1,097
  Jones Lang LaSalle * (B)                               14,700           1,287
  JPMorgan Chase                                        718,720          30,186
  Keycorp                                               190,400           6,793
  Kimco Realty+ (B)                                       3,200             117
  Legg Mason (B)                                         35,370           3,520
  Lehman Brothers Holdings                              128,238           8,355
  Liberty Property Trust+                                 3,300             146
  Lincoln National                                       70,128           3,958
  Loews                                                  96,600           3,424
  M&T Bank                                               15,100           1,781
  Macerich+                                               1,300              91
  Mack-Cali Realty+                                       4,800             220
  Manulife Financial                                     18,490             587
  Marsh & McLennan                                       14,707             395
  Marshall & Ilsley                                       9,200             421
  MBIA                                                   28,100           1,645
  Mellon Financial                                       25,100             864
  Mercantile Bankshares                                   1,950              70
  Merrill Lynch                                         248,500          17,286
  Metlife (B)                                            65,000           3,329
  MGIC Investment                                        29,200           1,898
  Moody's                                               261,121          14,221
  Morgan Stanley                                        234,900          14,848
  National City                                         236,600           8,563
  Nationwide Financial Services, Cl A                    25,400           1,120
  Nelnet, Cl A *                                          6,400             260
  New Century Financial+                                  4,000             183
  New York Community Bancorp                              4,474              74
  North Fork Bancorporation                              54,528           1,645
  Northern Trust                                          5,700             315
  Nuveen Investments, Cl A                                2,400             103
  Old Republic International                             42,937             918
  Peoples Bank (B)                                        4,500             148
  Phoenix *                                              22,400             315
  Piper Jaffray *                                           732              45
  Plum Creek Timber+                                      7,800             277
  PMI Group                                              53,800           2,398
  PNC Financial Services Group                           91,700           6,435
  Popular                                                31,000             595
  Principal Financial Group (B)                          91,800           5,109
  Progressive                                            82,000           2,108
  Prologis+                                              13,854             722
  Protective Life                                         4,000             186
  Prudential Financial (B)                               68,700           5,338
  Public Storage+                                         4,100             311
  Radian Group                                           32,300           1,995
  Raymond James Financial                                 4,050             123
  Realty Income+                                          2,100              46
  Regency Centers+                                        1,700             106
  Regions Financial (B)                                 128,779           4,265
  Reinsurance Group of America                           28,000           1,376
  Safeco                                                 58,100           3,274
  Simon Property Group+ (B)                               7,100             589


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  SL Green Realty+                                        1,500    $        164
  SLM                                                    21,900           1,159
  Sovereign Bancorp (B)                                  16,380             333
  St. Joe (B)                                             2,900             135
  St. Paul Travelers                                    189,707           8,457
  State Street                                            4,510             262
  SunTrust Banks (B)                                     66,700           5,087
  SVB Financial Group * (B)                               3,100             141
  Synovus Financial                                       1,800              48
  T Rowe Price Group (B)                                 10,000             378
  TCF Financial                                           4,400             116
  TD Ameritrade Holding                                   8,700             129
  TD Banknorth                                            2,254              66
  Thornburg Mortgage+ (B)                                 6,500             181
  Torchmark                                               4,900             298
  Toronto-Dominion Bank                                   1,081              55
  UnionBanCal                                            25,100           1,621
  Unitrin                                                 1,100              48
  UnumProvident (B)                                      52,200             946
  US Bancorp                                            456,561          14,099
  Ventas+                                                 1,500              51
  Vornado Realty Trust+  (B)                              3,000             293
  Wachovia (B)                                          332,392          17,976
  Waddell & Reed Financial, Cl A                          7,800             160
  Washington Mutual (B)                                 199,875           9,110
  Weingarten Realty Investors+                            1,400              54
  Wells Fargo                                           113,200           7,593
  Whitney Holding                                         2,400              85
  WR Berkley                                             34,950           1,193
  XL Capital, Cl A                                        8,200             503
  Zions Bancorporation                                    1,600             125
                                                                   ------------
                                                                        499,027
                                                                   ------------
HEALTH CARE -- 11.9%
  Abbott Laboratories                                    56,600           2,468
  Abraxis BioScience *                                    1,800              43
  Advanced Medical Optics * (B)                           2,444             124
  Aetna                                                  48,600           1,941
  Affymetrix *                                            3,200              82
  Alcon (B)                                               3,800             374
  Allergan                                              138,908          14,899
  AmerisourceBergen                                      98,476           4,128
  Amgen * (B)                                           288,448          18,815
  AMN Healthcare Services *                               7,200             146
  Applera - Applied Biosystems Group                     42,800           1,385
  Barr Pharmaceuticals *                                  3,300             157
  Bausch & Lomb                                           1,500              74
  Baxter International                                   22,100             812
  Beckman Coulter                                         1,200              67
  Becton Dickinson                                       16,650           1,018
  Biogen Idec *                                          10,440             484
  Biomet                                                 10,050             314
  Boston Scientific *                                    57,414             967
  Bristol-Myers Squibb (B)                              111,400           2,881
  C.R. Bard                                               3,800             278
  Cardinal Health                                        32,930           2,118
  Caremark Rx                                           258,338          12,883
  Celgene * (B)                                           8,000             379
  Cigna                                                  24,700           2,433
  Coventry Health Care *                                  2,848             156
  Cytyc *                                                 6,000             152
  Dade Behring Holdings                                  27,800           1,158
  DaVita * (B)                                            4,650             231
  Dentsply International                                    900              55
  Eli Lilly (B)                                         173,676           9,599
  Emdeon * (B)                                           20,600             256
  Express Scripts *                                       3,000             215

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Fisher Scientific International * (B)                  73,803    $      5,391
  Forest Laboratories *                                  13,600             526
  Genentech * (B)                                       322,416          26,374
  Genzyme *                                               8,700             531
  Gilead Sciences *                                      24,000           1,420
  HCA                                                    40,600           1,752
  Health Management Associates, Cl A                     14,000             276
  Health Net *                                            3,200             145
  Hospira *                                               4,710             202
  Humana *                                                8,600             462
  ICOS *                                                  2,300              51
  ImClone Systems * (B)                                   2,400              93
  IMS Health                                              3,944             106
  Invitrogen * (B)                                        2,700             178
  Johnson & Johnson                                     134,630           8,067
  King Pharmaceuticals * (B)                            133,500           2,269
  Laboratory of America Holdings *  (B)                   5,300             330
  Lincare Holdings * (B)                                  3,500             132
  Manor Care (B)                                          3,700             174
  McKesson                                               39,552           1,870
  Medco Health Solutions *                               86,639           4,963
  Medicis Pharmaceutical, Cl A                            2,000              48
  Medimmune *                                           226,260           6,132
  Medtronic (B)                                         326,622          15,325
  Merck                                                 442,535          16,122
  Millennium Pharmaceuticals *                            7,900              79
  Millipore *                                             1,400              88
  Mylan Laboratories                                     91,000           1,820
  Omnicare (B)                                            2,544             121
  Patterson * (B)                                         5,000             175
  PDL BioPharma *                                         2,600              48
  PerkinElmer                                            23,900             499
  Pfizer                                              1,199,433          28,151
  Pharmaceutical Product Development                      8,600             302
  Quest Diagnostics (B)                                   4,800             288
  Schering-Plough                                        52,462             998
  Sepracor * (B)                                          1,700              97
  St. Jude Medical *                                    236,050           7,653
  STERIS                                                  5,400             123
  Stryker                                               252,423          10,629
  Tenet Healthcare * (B)                                 99,400             694
  Thermo Electron *                                       7,000             254
  UnitedHealth Group                                    356,892          15,982
  Universal Health Services, Cl B (B)                    18,100             910
  Valeant Pharmaceuticals
      International (B)                                  12,000             203
  Varian Medical Systems * (B)                            1,600              76
  Waters *                                                5,800             257
  Watson Pharmaceuticals * (B)                           10,600             247
  WebMD Health, Cl A *                                   18,900             894
  WellPoint *                                            22,348           1,626
  Wyeth                                                 244,625          10,864
  Zimmer Holdings *                                     280,101          15,887
                                                                   ------------
                                                                        272,996
                                                                   ------------
INDUSTRIALS -- 8.0%
  3M                                                    143,124          11,560
  AGCO * (B)                                              3,000              79
  Allied Waste Industries * (B)                          13,709             156
  American Power Conversion (B)                           7,400             144
  American Standard (B)                                   7,200             312
  AMR * (B)                                              11,500             292
  Avery Dennison                                          2,400             139
  Boeing                                                 42,203           3,457
  Brink's                                                 1,300              73
  Burlington Northern Santa Fe                           20,800           1,648
  Caterpillar                                            28,600           2,130


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Cendant                                                91,000    $      1,482
  CH Robinson Worldwide (B)                               6,400             341
  ChoicePoint *                                           2,600             109
  Continental Airlines, Cl B * (B)                        9,300             277
  Crane                                                   1,700              71
  CSX                                                    62,800           4,424
  Cummins (B)                                            24,500           2,995
  Danaher                                                10,200             656
  Deere                                                  25,600           2,137
  DeVry *                                                 2,042              45
  Dover                                                   6,100             302
  Dun & Bradstreet *                                      1,600             111
  Eaton                                                  50,400           3,800
  Emerson Electric                                       15,000           1,257
  Equifax                                                 7,600             261
  Expeditors International
     Washington (B)                                     346,800          19,424
  Fastenal (B)                                            5,600             226
  FedEx                                                  13,400           1,566
  Flowserve * (B)                                        12,000             683
  Fluor                                                   1,500             139
  Gardner Denver *                                        4,700             181
  GATX                                                    3,200             136
  General Dynamics                                       45,600           2,985
  General Electric                                    1,109,167          36,558
  Goodrich                                                7,900             318
  H&R Block                                              13,600             325
  Harsco                                                  2,300             179
  Herman Miller                                           1,900              49
  Honeywell International                               152,700           6,154
  Hubbell, Cl B (B)                                      16,200             772
  Hudson Highland Group *                                 1,500              16
  IKON Office Solutions                                   5,300              67
  Illinois Tool Works                                    17,800             846
  ITT Industries                                          8,000             396
  Jacobs Engineering Group *                              1,040              83
  JLG Industries                                         10,000             225
  Lockheed Martin                                        56,000           4,017
  Manitowoc                                               1,300              58
  Manpower                                                2,200             142
  Masco (B)                                              73,900           2,190
  Monster Worldwide *                                    10,000             427
  MSC Industrial Direct, Cl A                             4,000             190
  Navistar International * (B)                           31,900             785
  Norfolk Southern                                       69,700           3,709
  Northrop Grumman                                      107,134           6,863
  Paccar (B)                                              8,475             698
  Pall (B)                                                9,500             266
  Parker Hannifin (B)                                    16,700           1,296
  Pentair                                                 4,800             164
  PHH **                                                  1,915              53
  Pitney Bowes                                            8,900             368
  Quanta Services *                                      16,200             281
  Raytheon                                               80,700           3,597
  Republic Services                                       6,400             258
  Robert Half International                               5,800             244
  Rockwell Automation                                     6,000             432
  Rockwell Collins                                       18,300           1,022
  RR Donnelley & Sons                                    77,200           2,467
  Ryder System                                           19,800           1,157
  Shaw Group *                                            3,100              86
  SIRVA *                                                12,900              83
  Skywest                                                 8,800             218
  Southwest Airlines                                     37,900             620
  SPX (B)                                                29,600           1,656
  Steelcase, Cl A                                        12,300             202
  Swift Transportation * (B)                              2,900              92

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Textron                                                13,200    $      1,217
  Timken                                                 27,500             922
  Union Pacific                                          13,500           1,255
  United Parcel Service, Cl B                           312,607          25,737
  United Rentals * (B)                                   43,200           1,382
  United Technologies                                   111,012           7,040
  Viad                                                      850              27
  Walter Industries                                         800              46
  Waste Management                                       21,200             761
  West *                                                  2,600             125
  WW Grainger                                             4,800             361
  YRC Worldwide *                                         3,100             131
                                                                   ------------
                                                                        182,231
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.7%
  3Com *                                                 12,800              66
  Acxiom                                                  2,400              60
  Adobe Systems *                                        30,012             911
  Advanced Micro Devices *                               45,500           1,111
  Advent Software *                                       2,800             101
  Affiliated Computer Services, Cl
  A *                                                     4,200             217
  Agilent Technologies *                                 14,100             445
  Akamai Technologies * (B)                              12,800             463
  Altera *                                               12,800             225
  Amkor Technology * (B)                                 16,800             159
  Amphenol, Cl A                                          2,200             123
  Analog Devices                                         22,100             710
  Andrew *                                               18,500             164
  Apple Computer *                                       76,800           4,387
  Applied Materials                                      43,416             707
  Arrow Electronics *                                    53,900           1,736
  Atmel *                                                 9,200              51
  Autodesk *                                              8,200             283
  Automatic Data Processing                              26,200           1,188
  Avaya * (B)                                            15,100             172
  Avnet * (B)                                            62,000           1,241
  AVX (B)                                                 9,900             156
  BEA Systems *                                          19,700             258
  BearingPoint * (B)                                     12,900             108
  BMC Software * (B)                                      8,900             213
  Broadcom, Cl A *                                       21,900             658
  CA                                                     24,600             506
  Cadence Design Systems * (B)                           14,800             254
  CDW (B)                                                 3,590             196
  Ceridian *                                              2,963              72
  CheckFree * (B)                                         3,200             159
  Ciena *                                                15,500              75
  Cisco Systems *                                       629,933          12,303
  Citrix Systems *                                       28,500           1,144
  Cognizant Technology Solutions,
     Cl A *                                               4,456             300
  Computer Sciences *                                    44,200           2,141
  Compuware *                                             7,524              50
  Comverse Technology *                                  21,100             417
  Convergys *                                           112,700           2,198
  Corning *                                              36,800             890
  Cree * (B)                                              1,800              43
  CSG Systems International *                             8,100             200
  Cypress Semiconductor * (B)                            12,500             182
  Dell *                                                278,803           6,806
  Diebold                                                 5,800             236
  Dolby Laboratories, Cl A *                             18,500             431
  DST Systems * (B)                                       1,700             101
  eBay * (B)                                            554,968          16,255
  Electronic Arts *                                     139,642           6,010
  Electronic Data Systems                                56,700           1,364
  EMC *                                                 440,270           4,830


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Fair Isaac                                             25,750    $        935
  Fairchild Semiconductor
     International *                                      3,400              62
  Fidelity National Information Services                  1,400              50
  First Data                                            668,726          30,119
  Fiserv *                                               25,950           1,177
  Flextronics International *                            16,800             178
  Freescale Semiconductor, Cl B *                        62,034           1,824
  Global Payments                                         4,000             194
  Google, Cl A * (B)                                     72,675          30,475
  Harris                                                  6,000             249
  Hewlett-Packard                                       705,138          22,339
  Ingram Micro, Cl A *                                   96,900           1,757
  Integrated Device Technology *                          9,200             130
  Intel (B)                                             414,009           7,845
  International Business Machines                       101,597           7,805
  International Rectifier *                               1,900              74
  Intersil, Cl A (B)                                      5,500             128
  Intuit *                                              273,047          16,489
  Iron Mountain *                                         6,300             235
  Jabil Circuit (B)                                       5,300             136
  Juniper Networks *                                     14,300             229
  Kemet *                                                12,000             111
  Kla-Tencor                                              6,100             254
  Lam Research * (B)                                      2,600             121
  Lexmark International, Cl A * (B)                      55,500           3,099
  Linear Technology (B)                                 194,081           6,500
  LSI Logic *                                           106,512             953
  Lucent Technologies * (B)                             196,300             475
  Maxim Integrated Products (B)                          73,561           2,362
  McAfee * (B)                                            8,800             214
  Mettler Toledo International *                          2,300             139
  Microchip Technology                                    7,300             245
  Micron Technology * (B)                                 5,800              87
  Microsoft                                             652,254          15,198
  MKS Instruments *                                       3,500              70
  Molex                                                   1,400              47
  MoneyGram International                                 3,400             115
  Motorola                                              318,860           6,425
  National Semiconductor                                 29,200             696
  NAVTEQ * (B)                                          230,000          10,276
  Network Appliance * (B)                                10,900             385
  Novell *                                                7,000              46
  Novellus Systems * (B)                                 10,600             262
  Nvidia * (B)                                           49,800           1,060
  Oracle *                                              175,683           2,546
  Paychex                                               492,700          19,205
  Perot Systems, Cl A *                                  13,400             194
  PMC - Sierra *                                          6,600              62
  Polycom * (B)                                          11,200             245
  QLogic *                                                8,600             148
  Qualcomm                                              885,232          35,471
  Rambus *                                                3,600              82
  Red Hat * (B)                                           7,600             178
  Research In Motion *                                  159,550          11,132
  Reynolds & Reynolds, Cl A                               3,400             104
  Sabre Holdings, Cl A                                   49,600           1,091
  SanDisk * (B)                                         253,500          12,923
  Sanmina-SCI *                                          39,700             183
  Seagate Technology (B)                                550,000          12,452
  Semtech * (B)                                          11,500             166
  Silicon Laboratories *                                  1,600              56
  Solectron *                                           133,300             456
  Sun Microsystems *                                    145,000             602
  Sybase * (B)                                           43,800             850
  Symantec *                                             38,727             602
  Symbol Technologies                                     7,600              82

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Synopsys *                                              5,577    $        105
  Tech Data *                                            16,886             647
  Tektronix                                               3,200              94
  Tellabs * (B)                                          55,300             736
  Teradyne *                                             18,800             262
  Texas Instruments                                      58,700           1,778
  VeriFone Holdings *                                     1,600              49
  VeriSign *                                             14,900             345
  Vishay Intertechnology *                               81,300           1,279
  Western Digital *                                      35,400             701
  Xerox * (B)                                           164,700           2,291
  Xilinx                                                 22,000             498
  Yahoo! * (B)                                          253,053           8,351
  Zebra Technologies, Cl A *                                900              31
                                                                   ------------
                                                                        360,643
                                                                   ------------
MATERIALS -- 3.0%
  Air Products & Chemicals                                9,900             633
  Alcan                                                  10,900             512
  Alcoa                                                 108,900           3,524
  Allegheny Technologies (B)                              5,710             395
  Ashland                                                17,700           1,181
  Ball                                                    1,400              52
  Bemis (B)                                              27,800             851
  Carpenter Technology                                      900             104
  Commercial Metals                                       4,300             111
  Crown Holdings *                                        3,000              47
  Dow Chemical                                           85,056           3,320
  E.I. du Pont de Nemours (B)                           117,100           4,871
  Eagle Materials                                        38,606           1,834
  Eastman Chemical                                       36,500           1,971
  Ecolab (B)                                             11,200             454
  Florida Rock Industries                                 1,800              89
  Freeport-McMoRan Copper & Gold,
     Cl B                                                 5,100             283
  Hercules *                                              6,500              99
  International Flavors & Fragrances                      6,200             218
  International Paper                                    15,900             514
  IPSCO                                                   2,800             268
  Louisiana-Pacific (B)                                  35,600             780
  Lubrizol                                               58,900           2,347
  Martin Marietta Materials                              21,600           1,969
  MeadWestvaco (B)                                       60,300           1,684
  Methanex                                               58,300           1,235
  Monsanto                                               12,438           1,047
  Newmont Mining (B)                                     16,200             857
  Nucor                                                  75,400           4,090
  OM Group *                                             20,900             645
  Owens-Illinois *                                        5,500              92
  Pactiv *                                               63,700           1,577
  Phelps Dodge                                            1,800             148
  PPG Industries                                         76,800           5,069
  Praxair                                               253,440          13,686
  Quanex                                                 30,750           1,324
  Rohm & Haas                                            21,000           1,053
  RPM International                                       3,000              54
  Sealed Air * (B)                                       10,500             547
  Sigma-Aldrich (B)                                       2,700             196
  Smurfit-Stone Container * (B)                          55,600             608
  Sonoco Products                                        18,600             589
  Steel Dynamics                                         16,600           1,091
  Temple-Inland                                           2,200              94
  Titanium Metals *                                       4,300             148
  Tronox, Cl B *                                          1,310              17
  United States Steel                                    22,937           1,608
  Valspar                                                52,300           1,381
  Vulcan Materials                                        4,100             320


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------------------------------------------
  Weyerhaeuser                                           39,514    $      2,460
                                                                   ------------
                                                                         68,047
                                                                   ------------
TELECOMMUNICATION SERVICES -- 3.6%
  Alltel                                                 16,100           1,028
  American Tower, Cl A * (B)                            146,634           4,563
  AT&T (B)                                              618,419          17,248
  BellSouth                                             306,700          11,103
  CenturyTel                                             68,000           2,526
  Citizens Communications (B)                           171,100           2,233
  Crown Castle International * (B)                      213,112           7,361
  Embarq * (B)*                                          10,789             442
  Qwest Communications  International  * (B)             52,061             421
  SBA Communications, Cl A *                              5,100             133
  Sprint Nextel                                         715,812          14,309
  Telephone & Data Systems (B)                            5,200             215
  Telephone & Data Systems,
     Special Shares * (B)                                 5,200             202
  US Cellular *                                          11,000             667
  Verizon Communications (B)                            615,343          20,608
                                                                   ------------
                                                                         83,059
                                                                   ------------
UTILITIES -- 3.0%
  AES *                                                   8,000             148
  Allegheny Energy *                                     12,800             474
  Alliant Energy                                         71,600           2,456
  Ameren (B)                                              5,600             283
  American Electric Power (B)                           164,700           5,641
  Aqua America                                            2,666              61
  CenterPoint Energy (B)                                 38,600             482
  CMS Energy *                                           50,000             647
  Consolidated Edison (B)                                 9,400             418
  Constellation Energy Group                             33,800           1,843
  Dominion Resources                                     21,900           1,638
  DTE Energy                                             86,340           3,517
  Duke Energy (B)                                       167,988           4,934
  Edison International                                   47,100           1,837
  Energy East (B)                                        30,900             739
  Entergy                                                68,700           4,860
  Equitable Resources                                     1,800              60
  Exelon (B)                                             43,200           2,455
  FirstEnergy                                           111,300           6,034
  FPL Group (B)                                          18,600             770
  Great Plains Energy (B)                                 7,100             198
  Idacorp                                                 2,900              99
  KeySpan                                                 2,000              81
  Nicor                                                   4,700             195
  NiSource                                                6,500             142
  Northeast Utilities                                    10,800             223
  OGE Energy (B)                                          7,500             263
  Pepco Holdings                                        126,200           2,976
  PG&E                                                   73,300           2,879
  Pinnacle West Capital (B)                              80,900           3,229
  PPL (B)                                                50,800           1,641
  Progress Energy (B)                                    59,000           2,529
  Public Service Enterprise Group                         5,100             337
  Puget Energy                                           11,900             256
  Questar                                                 4,200             338
  Reliant Energy * (B)                                    5,362              64
  Sempra Energy                                          44,100           2,006
  Southern (B)                                           27,600             885
  TECO Energy (B)                                        97,000           1,449
  TXU                                                    54,600           3,264
  Wisconsin Energy                                       69,000           2,781

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Xcel Energy                                           152,300    $      2,921
                                                                   ------------
                                                                         68,053
                                                                   ------------
Total Common Stock
  (Cost $1,853,631) ($ Thousands)                                     2,254,639
                                                                   ------------

CORPORATE OBLIGATIONS (C) -- 8.2%

FINANCIALS -- 8.2%
  Allstate Life Global Funding II
    MTN (E) (G)
    5.219%, 07/16/07                                      2,713           2,713
  American General Finance (E) (G)
        5.229%, 07/16/07                                  8,552           8,551
  American General Finance MTN,
    Ser F
    3.963%, 07/14/06                                        590             601
  Bear Stearns EXL (E)
    5.239%, 07/16/07                                     10,498          10,498
  Caterpillar Financial Services
    MTN, Ser F (E)
    5.148%, 07/10/06                                      2,949           2,949
  Countrywide Financial MTN, Ser A (E)
    5.380%, 09/13/06                                     10,911          10,911
    5.210%, 11/03/06                                      6,193           6,192
  Countrywide Financial Services
    MTN (E)
    5.560%, 06/27/07                                      3,539           3,539
  Dekabank (E) (G)
    5.107%, 05/18/07                                     10,911          10,909
  Irish Life & Permanent MTN, Ser X
     (E) (G)
    5.331%, 07/23/07                                      7,844           7,842
  Islandsbanki (E) (G)
    5.344%, 03/22/07                                      5,013           5,013
    5.180%, 04/06/07                                      8,846           8,846
  Jackson National Life Funding
    (E) (G)
    5.109%, 06/04/07                                     12,975          12,975
  Kaupthing Bank MTN (E) (G)
    5.327%, 03/20/07                                     14,744          14,744
  Landsbanki Islands (E) (G)
    5.288%, 03/16/07                                     11,206          11,206
  Morgan Stanley EXL (E)
    5.189%, 08/06/07                                      2,064           2,064
  Morgan Stanley EXL, Ser S (E)
    5.153%, 08/06/07                                      2,949           2,949
  Natexis Banques (E) (G)
    5.191%, 07/16/07                                      5,750           5,749
  Nationwide Building Society (E) (G)
    5.547%, 07/27/07                                      3,244           3,244
    5.160%, 07/09/07                                      5,898           5,898
  Nordbank (E) (G)
    5.343%, 06/25/07                                     10,026          10,024
  Northern Rock (E) (G)
    5.139%, 08/03/07                                      6,075           6,075
  Pacific Life Global Funding (E) (G)
    5.196%, 07/13/07                                      4,423           4,423
  Premium Asset Trust, Ser
    2004-10 (E) (G)
    5.209%, 07/16/07                                      8,257           8,257


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                            Face Amount            Market Value
Description                                 ($Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
  SLM EXL, Ser S (E) (G)
    5.199%, 07/16/07                               $      6,487    $      6,487
  Sigma Finance MTN (G)
    4.680%, 11/09/06                                      3,185           3,185
  Skandinav Enskilda Bank (E) (G)
    5.247%, 06/18/07                                      6,488           6,487
  Stanfield Victoria MTN (E) (G)
    5.385%, 06/11/07                                      5,898           5,897
                                                                   ------------
Total Corporate Obligations
  (Cost $188,228) ($ Thousands)                                         188,228
                                                                   ------------

COMMERCIAL PAPER (C) (D) -- 2.6%

FINANCIALS -- 2.6%
  Altius I Funding
    5.333%, 07/05/06                                      2,359           2,356
  Buckingham CDO II LLC
    5.346%, 07/21/06                                      4,423           4,405
    5.154%, 07/07/06                                      4,035           4,019
  Buckingham CDO LLC
    5.346%, 07/21/06                                      7,197           7,167
  Elysian Funding LLC
    5.216%, 08/04/06                                     10,321          10,232
    5.132%, 07/10/06                                      5,898           5,846
  KKR Pacific Funding
    5.134%, 07/07/06                                      2,949           2,936
  Lakeside Funding
    5.170%, 07/10/06                                      3,418           3,418
  Mica Funding LLC
    5.284%, 07/19/06                                      2,949           2,936
  Ocala Funding
    5.385%, 07/07/06                                      2,949           2,945
  Rams Funding LLC
    5.369%, 07/25/06                                        805             802
    5.325%, 07/20/06                                      6,147           6,121
  Rhineland Funding Capital
    5.392%, 07/28/06                                      5,898           5,869
                                                                   ------------
Total Commercial Paper
  (Cost $59,053) ($ Thousands)                                           59,052
                                                                   ------------

CASH EQUIVALENTS ** -- 1.6%
  First Union Cash Management
     Program, 4.826%                                  2,047,255           2,047
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.070% ++                34,032,258          34,032
                                                                   ------------
Total Cash Equivalents
  (Cost $36,079) ($ Thousands)                                           36,079
                                                                   ------------

ASSET-BACKED SECURITIES (C) (E) (G) -- 1.3%

MORTGAGE RELATED SECURITIES -- 1.3%
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1
    5.180%, 11/10/06                                      2,949           2,949
  Commodore, Ser 2003-2A, Cl A1MM
    5.380%, 12/12/38                                      2,713           2,713
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.093%, 04/09/07                                      4,423           4,423
  Newcastle CDO, Ser 2005-6A, Cl
    IM1
    5.384%, 04/24/07                                      1,180           1,179

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM6
    5.353%, 11/27/06                               $      3,318    $      3,318
  RMAC, Ser 2004-NS3A, Cl A1
    5.170%, 09/12/06                                        548             548
  Saturn Ventures II
    5.190%, 08/07/06                                      5,504           5,504
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.371%, 03/28/07                                      3,684           3,684
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME
    5.349%, 09/15/06                                        885             885
  Witherspoon CDO Funding
    5.209%, 09/15/06                                      4,128           4,128
                                                                   ------------
Total Asset-Backed Securities
  (Cost $29,331) ($ Thousands)                                           29,331
                                                                   ------------

TIME DEPOSITS (C) -- 1.0%
  Societe Generale
    5.313%, 07/03/06                                     18,083          18,083
  Wells Fargo
    5.188%, 07/03/06                                      5,898           5,898
                                                                   ------------
Total Time Deposits
  (Cost $23,981) ($ Thousands)                                           23,981
                                                                   ------------

MASTER NOTES (C) -- 0.6%
  Bank of America
    5.383%, 07/03/06                                     14,744          14,744
                                                                   ------------
Total Master Notes
  (Cost $14,744) ($ Thousands)                                           14,744
                                                                   ------------

CERTIFICATES OF DEPOSIT (C) -- 0.5%
  Barclays Bank
    5.440%, 06/11/07                                      2,949           2,949
  CC USA MTN (G)
    5.520%, 06/18/07                                      5,898           5,898
  U.S. Trust of New York (E)
    5.213%, 03/13/07                                      2,359           2,359
                                                                   ------------
Total Certificates of Deposit
  (Cost $11,206) ($ Thousands)                                           11,206
                                                                   ------------

U.S. TREASURY OBLIGATIONS (A) -- 0.1%
  U.S. Treasury Bills
    4.545%, 08/24/06                                      1,350           1,341
    5.105%, 12/14/06                                        100              98
                                                                   ------------
Total U.S. Treasury Obligations
  (Cost $1,438) ($ Thousands)                                             1,439
                                                                   ------------

                                                    NUMBER OF
                                                     WARRANTS
                                                     --------

WARRANTS -- 0.0%
  Lucent Technologies,
     Expires 12/10/07*                                   10,000               3
                                                                   ------------
Total Warrants
  (Cost $0) ($ Thousands)                                                     3
                                                                   ------------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (F) -- 2.6%

Barclays Capital
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $6,283,341
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $731,201-$5,716,854,
  0.000%-2.750%, 10/15/06-04/03/07;
  with total market value
  $6,406,254)                                      $      6,281    $     6,281
Deutsche Bank
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $20,845,147
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $372,029-$7,476,208,
  0.000%-7.250%, 01/23/07-01/15/10;
  with total market value
  $21,252,916)                                           20,836         20,836
Lehman Brothers
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $33,448,705
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $2,041,502-$3,712,331,
  2.625%-7.625%, 08/11/06-10/27/25;
  with total market value
  $34,103,096)                                           33,434         33,434
                                                                   -----------
Total Repurchase Agreements
  (Cost $60,551) ($ Thousands)                                          60,551
                                                                   -----------

Total Investments -- 116.9%
  (Cost $2,278,242) ($ Thousands) @                                $ 2,679,253
                                                                   ===========


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
-----------------------------------------------------------------------------
                                                              Unrealized
Type of                   Number of     Expiration           Appreciation
Contract                  Contracts        Date              ($ Thousands)
-----------------------------------------------------------------------------
S&P 500 Composite Index      80       September 2006            $  305
S&P 400 Index E-MINI         45       September 2006                93
                                                                ------
                                                                $  398
                                                                ======

Percentages are based on Net Assets of $2,291,046 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $377,232 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $387,093 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(F)   Tri-Party Repurchase Agreement

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

@ At June 30, 2006, the tax basis cost of the Fund's investments was 2,278,242 ($ Thousands), and the unrealized appreciation and depreciation were $467,113 ($ Thousands) and $(66,102) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.6%

CONSUMER DISCRETIONARY -- 8.9%
   AnnTaylor Stores *                                   15,700      $        681
   Autoliv                                             236,700            13,390
   Autonation *                                         33,400               716
   Barnes & Noble                                       97,600             3,562
   Belo, Cl A                                            6,600               103
   Borders Group                                       175,000             3,231
   BorgWarner (B)                                      135,900             8,847
   CBS, Cl B                                           466,800            12,627
   Circuit City Stores                                  54,600             1,486
   Claire's Stores                                       4,200               107
   Clear Channel Communications                         22,900               709
   Comcast, Cl A * (B)                                 453,200            14,838
   Cooper Tire & Rubber (B)                            172,300             1,919
   DaimlerChrysler                                      28,100             1,387
   Darden Restaurants                                  136,300             5,370
   DIRECTV Group *                                      30,100               497
   Dollar Tree Stores *                                 15,800               419
   Eastman Kodak (B)                                   167,400             3,981
   Expedia *                                            26,100               391
   Family Dollar Stores                                  5,500               134
   Federated Department Stores                          15,400               564
   Ford Motor (B)                                    1,419,900             9,840
   Gannett (B)                                         168,200             9,407
   General Motors (B)                                  206,400             6,149
   Genuine Parts                                        54,500             2,271
   Goodyear Tire & Rubber * (B)                        280,400             3,112
   Harrah's Entertainment                                5,500               392
   Hasbro                                              221,100             4,004
   Home Depot                                           41,350             1,480
   IAC/InterActive *                                    20,500               543
   Interpublic Group * (B)                             103,400               863
   J.C. Penney (B)                                     142,000             9,586
   Johnson Controls                                     87,900             7,227
   Jones Apparel Group                                  77,200             2,454
   KB Home (B)                                          50,500             2,315
   Lamar Advertising, Cl A *                             8,700               469
   Lear (B)                                             91,200             2,026
   Lennar, Cl A (B)                                     44,400             1,970
   Liberty Global, Cl A *                               26,000               559
   Limited Brands (B)                                  210,800             5,394
   Lowe's                                               42,100             2,554
   Mattel (B)                                          550,900             9,095
   McClatchy, Cl A                                       5,476               220
   McDonald's                                          803,700            27,004
   McGraw-Hill                                         120,200             6,038
   Newell Rubbermaid                                    56,300             1,454
   News, Cl A                                          337,100             6,466
   NTL                                                  22,200               553
   NVR * (B)                                             2,000               983
   Office Depot *                                      213,400             8,109
   OfficeMax                                           100,402             4,091
   Polo Ralph Lauren                                    28,100             1,543
   Pulte Homes (B)                                     102,200             2,942
   Rent-A-Center *                                       7,700               191
   ServiceMaster                                        30,600               316
   Shaw Communications, Cl B                           221,200             6,258
   Sherwin-Williams                                     87,700             4,164
   Snap-On                                              28,600             1,156
   Stanley Works (B)                                    43,197             2,040
   Starwood Hotels & Resorts Worldwide                   9,100               549
   Target                                               39,900             1,950
   Tiffany                                              41,300             1,364
   Time Warner                                       2,697,300            46,663
   Toyota Motor ADR                                      9,400               983

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Tribune (B)                                         117,600      $      3,814
   Univision Communications, Cl A *                     25,700               861
   VF (B)                                              179,300            12,178
   Viacom, Cl B *                                      164,100             5,881
   Walt Disney (B)                                     403,200            12,096
   Wendy's International                                40,500             2,361
   Whirlpool (B)                                       104,564             8,642
                                                                    ------------
                                                                         327,539
                                                                    ------------
CONSUMER STAPLES -- 5.3%
   Altria Group                                        621,800            45,659
   Anheuser-Busch                                        2,100                96
   Archer-Daniels-Midland                              226,900             9,366
   BJ's Wholesale Club * (B)                            54,900             1,556
   Brown-Forman, Cl B                                    2,300               164
   Campbell Soup                                        14,900               553
   Clorox                                               15,400               939
   Coca-Cola                                           182,500             7,851
   Coca-Cola Enterprises                                 9,600               196
   Colgate-Palmolive                                   122,700             7,350
   ConAgra Foods (B)                                    43,000               951
   Costco Wholesale                                     24,200             1,383
   Dean Foods * (B)                                    163,400             6,077
   Del Monte Foods                                     427,500             4,801
   Energizer Holdings * (B)                             46,800             2,741
   General Mills                                       230,000            11,882
   HJ Heinz                                              6,500               268
   Hormel Foods                                         22,900               850
   Kellogg                                              12,100               586
   Kimberly-Clark                                      119,100             7,348
   Kraft Foods, Cl A                                     3,200                99
   Kroger                                              535,800            11,713
   Loews - Carolina Group
      (Tracking Stock)                                  26,700             1,372
   McCormick                                             3,300               111
   Molson Coors Brewing, Cl B                           79,400             5,390
   Pepsi Bottling Group (B)                            136,300             4,382
   PepsiAmericas                                       170,100             3,761
   PepsiCo                                             128,900             7,739
   Procter & Gamble                                    145,800             8,106
   Reynolds American (B)                               170,800            19,693
   Safeway                                             257,027             6,683
   Smithfield Foods *                                    4,200               121
   Supervalu                                           236,185             7,251
   Tyson Foods, Cl A (B)                               250,100             3,716
   Walgreen                                             58,300             2,614
   Whole Foods Market (B)                               35,200             2,275
                                                                    ------------
                                                                         195,643
                                                                    ------------
ENERGY -- 13.8%
   Anadarko Petroleum (B)                              286,700            13,673
   Apache                                                2,400               164
   Arch Coal                                            48,300             2,046
   BJ Services                                          68,600             2,556
   Cameron International *                              10,400               497
   Chesapeake Energy                                    17,500               529
   Chevron                                           1,247,900            77,445
   ConocoPhillips                                      909,093            59,573
   Consol Energy                                        10,900               509
   Devon Energy                                        348,400            21,047
   El Paso                                              18,900               284
   EnCana                                               86,800             4,569
   E  on Mobil                                       3,554,000           218,038
   GlobalSantaFe                                        45,600             2,633
   Helmerich & Payne                                     3,900               235
   Hess                                                411,500            21,748


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Holly (B)                                            96,200      $      4,637
   Kerr-McGee                                           30,200             2,094
   Kinder Morgan                                         1,100               110
   Marathon Oil (B)                                    334,800            27,889
   Nabors Industries * (B)                              44,000             1,487
   National Oilwell Varco *                              7,000               443
   Newfield Exploration *                                5,600               274
   Noble Energy                                        103,600             4,855
   Occidental Petroleum                                163,700            16,787
   Pioneer Natural Resources                             2,500               116
   Pogo Producing                                        3,900               180
   Pride International *                               110,000             3,435
   Rowan                                                 6,300               224
   Sunoco                                               62,900             4,358
   Talisman Energy *                                    82,500             1,442
   Tesoro                                                  800                59
   Tidewater                                             4,000               197
   Unit *                                               42,500             2,418
   Valero Energy                                       221,000            14,701
   Western Gas Resources                                   700                42
                                                                    ------------
                                                                         511,294
                                                                    ------------
FINANCIALS -- 36.3%
   A.G. Edwards (B)                                    178,900             9,897
   ACE                                                  49,100             2,484
   Aflac                                                41,500             1,924
   Alleghany *                                           1,638               453
   Allied Capital                                       31,900               918
   Allstate                                            509,200            27,869
   AMB Property+                                         5,000               253
   AMBAC Financial Group                               112,000             9,083
   American Capital Strategies                          34,500             1,155
   American Express                                     49,400             2,629
   American Financial Group                             15,900               682
   American International Group                        862,300            50,919
   AmeriCredit *                                         2,000                56
   AmerUs Group                                         14,000               820
   AmSouth Bancorp                                     275,800             7,295
   AON                                                 340,700            11,863
   Apartment Investment
      & Management, Cl A                                12,000               521
   Archstone-Smith Trust+                               20,000             1,017
   Arthur J Gallagher                                    8,400               213
   Assurant                                            115,700             5,600
   Astoria Financial (B)                               258,300             7,865
   AvalonBay Communities+                               21,300             2,356
   Bank of America                                   2,537,450           122,051
   Bank of Hawaii                                       47,800             2,371
   Bank of New York                                     57,700             1,858
   BB&T (B)                                            358,600            14,914
   Bear Stearns                                         60,800             8,517
   Boston Properties+                                    6,600               597
   BRE Properties, Cl A+                                33,000             1,815
   Brookfield Asset Management                         160,500             6,520
   Brookfield Properties                               219,200             7,052
   Camden Property Trust+                               10,500               772
   Capital One Financial                                17,700             1,512
   CapitalSource+                                       16,100               378
   CarrAmerica Realty+                                  24,800             1,105
   CB Richard Ellis Group, Cl A *                      249,000             6,200
   CBL & Associates Properties+                          3,400               132
   Chubb                                               290,800            14,511
   Cincinnati Financial                                  9,600               451
   CIT Group                                           240,300            12,565
   Citigroup                                         3,164,300           152,646
   City National                                         1,100                72
   Colonial BancGroup                                   58,000             1,489

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Comerica                                            349,400      $     18,165
   Commerce Bancorp (B)                                101,400             3,617
   Commerce Bancshares                                  27,600             1,381
   Compass Bancshares                                   13,800               767
   Conseco *                                            28,800               665
   Countrywide Financial                               260,100             9,905
   Crescent Real Estate Equities+                        5,500               102
   Cullen/Frost Bankers                                 31,000             1,776
   Duke Realty+                                         30,900             1,086
   E*Trade Financial *                                  68,900             1,572
   Equity Office Properties Trust+                     171,600             6,265
   Equity Residential+                                  43,400             1,941
   Erie Indemnity, Cl A                                 10,900               567
   Essex Property Trust+                                14,800             1,653
   Fannie Mae *                                        321,000            15,440
   Federal Realty Investment Trust+                      6,600               462
   Federated Investors, Cl B                             4,500               142
   Fidelity National Financial                          45,700             1,780
   First American                                      191,400             8,090
   First Horizon National (B)                           71,300             2,866
   FirstMerit                                           25,200               528
   Franklin Resources                                   24,700             2,144
   Freddie Mac                                         117,000             6,670
   Friedman Billings Ramsey Group,
      Cl A+                                            274,800             3,015
   Fulton Financial                                      9,450               150
   General Growth Properties+                            1,600                72
   Genworth Financial, Cl A                            105,400             3,672
   Golden West Financial                                10,900               809
   Goldman Sachs Group                                 123,400            18,563
   Hanover Insurance Group                             103,300             4,903
   Hartford Financial Services Group (B)               302,500            25,591
   HCC Insurance Holdings                               35,000             1,030
   Host Hotels & Resorts+                               26,260               574
   Huntington Bancshares                               138,900             3,275
   IndyMac Bancorp (B)                                 197,900             9,074
   Janus Capital Group (B)                             173,600             3,107
   Jefferies Group                                      50,500             1,496
   Jones Lang LaSalle *                                 16,800             1,471
   JPMorgan Chase                                    2,278,328            95,690
   Keycorp                                             585,700            20,898
   Kimco Realty+                                         1,600                58
   Lehman Brothers Holdings (B)                        369,800            24,092
   Leucadia National                                    94,400             2,756
   Lincoln National                                    297,967            16,817
   Loews                                               599,700            21,259
   M&T Bank                                             15,500             1,828
   Macerich+                                             3,300               232
   Markel **                                               200                69
   Marsh & McLennan                                     89,900             2,417
   Marshall & Ilsley                                     1,900                87
   MBIA (B)                                            115,300             6,751
   Mellon Financial                                     83,900             2,889
   Mercantile Bankshares                                35,100             1,252
   Mercury General                                       9,900               558
   Merrill Lynch (B)                                   713,100            49,603
   Metlife (B)                                         270,900            13,873
   MGIC Investment                                      91,900             5,973
   Morgan Stanley                                      480,800            30,391
   National City (B)                                   759,100            27,472
   Nationwide Financial Services, Cl A                 111,200             4,902
   New York Community Bancorp                           23,600               390
   North Fork Bancorporation                           280,180             8,453
   Northern Trust                                       31,900             1,764
   Old Republic International (B)                      236,337             5,051
   Pan Pacific Retail Properties+                        4,800               333
   PMI Group                                           191,000             8,515


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   PNC Financial Services Group                        219,700      $     15,416
   Popular                                             111,000             2,131
   Principal Financial Group (B)                       355,900            19,806
   Progressive                                          45,200             1,162
   Prologis+                                            10,700               558
   Protective Life                                       3,000               140
   Prudential Financial (B)                            178,800            13,893
   Public Storage+                                       1,500               114
   Radian Group                                        176,800            10,923
   Raymond James Financial                              55,650             1,685
   Rayonier+                                            36,900             1,399
   Reckson Associates Realty+                           23,400               968
   Regions Financial (B)                               409,214            13,553
   Reinsurance Group of America                         15,800               777
   Safeco (B)                                          164,500             9,270
   Shurgard Storage Centers, Cl A+                      30,300             1,894
   Simon Property Group+                                   900                75
   Sky Financial Group                                   4,100                97
   SL Green Realty+                                     14,900             1,631
   Sovereign Bancorp                                    59,640             1,211
   St. Paul Travelers                                  506,900            22,598
   Stancorp Financial Group                             28,000             1,425
   State Street                                         35,100             2,039
   SunTrust Banks                                      260,500            19,866
   TCF Financial                                        23,800               630
   TD Ameritrade Holding                               114,200             1,691
   TD Banknorth                                          5,900               174
   Torchmark                                             5,100               310
   Transatlantic Holdings                                  900                50
   Trizec Properties+                                    7,100               203
   UnionBanCal (B)                                     134,000             8,655
   United Dominion Realty Trust+                         5,100               143
   UnumProvident (B)                                   252,000             4,569
   US Bancorp                                        1,385,800            42,793
   Valley National Bancorp                              28,280               727
   Vornado Realty Trust+ +                               7,200               702
   Wachovia (B)                                        913,012            49,376
   Washington Federal                                   24,200               561
   Washington Mutual (B)                               694,400            31,651
   Wells Fargo                                         367,900            24,679
   Wilmington Trust                                     22,400               945
   WR Berkley                                          203,750             6,954
   XL Capital, Cl A (B)                                 28,700             1,759
   Zions Bancorporation                                 22,200             1,730
                                                                    ------------
                                                                       1,343,092
                                                                    ------------
HEALTH CARE -- 7.6%
   Abbott Laboratories                                   2,200                96
   Aetna                                               133,200             5,319
   Alcon (B)                                            16,700             1,646
   AmerisourceBergen (B)                               260,800            10,933
   Applera - Applied Biosystems Group                   43,500             1,407
   Becton Dickinson                                     40,300             2,463
   Biogen Idec * (B)                                    93,000             4,309
   Bristol-Myers Squibb                                 18,000               465
   Cardinal Health                                     121,500             7,816
   Caremark Rx                                         103,000             5,137
   Cigna                                                44,100             4,344
   Dade Behring Holdings                               126,400             5,263
   Eli Lilly                                            71,900             3,974
   Fisher Scientific International *                       700                51
   Genentech *                                          29,000             2,372
   Gilead Sciences * (B)                                41,700             2,467
   HCA                                                  89,700             3,871
   Health Net *                                         32,300             1,459
   Hospira *                                            42,400             1,821
   Humana *                                              9,800               526

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Johnson & Johnson                                    68,300      $      4,092
   King Pharmaceuticals * (B)                          638,600            10,856
   McKesson                                             52,200             2,468
   Medco Health Solutions *                             11,900               682
   Medimmune *                                          74,400             2,016
   Merck                                             1,378,700            50,226
   Millennium Pharmaceuticals *                         12,300               123
   Mylan Laboratories                                   98,800             1,976
   Omnicare                                             54,000             2,561
   Pfizer                                            4,500,300           105,622
   Sierra Health Services *                              3,500               158
   Tenet Healthcare * (B)                              396,700             2,769
   Thermo Electron *                                    32,900             1,192
   UnitedHealth Group                                   74,900             3,354
   Universal Health Services, Cl B (B)                  83,200             4,182
   Watson Pharmaceuticals *                             51,700             1,204
   WellPoint *                                          21,700             1,579
   Wyeth                                               462,200            20,526
                                                                    ------------
                                                                         281,325
                                                                    ------------
INDUSTRIALS -- 7.1%
   Alexander & Baldwin                                  12,500               553
   Alliant Techsystems *                                   100                 8
   Allied Waste Industries *                            12,700               144
   Avery Dennison                                        3,400               197
   Boeing                                               29,600             2,425
   Brink's                                               8,500               479
   Burlington Northern Santa Fe                         58,500             4,636
   Cendant                                             198,400             3,232
   CSX                                                 223,900            15,772
   Cummins (B)                                         108,200            13,227
   Deere                                                79,000             6,596
   Dover                                                37,200             1,839
   Eaton (B)                                           152,000            11,461
   Emerson Electric                                     49,300             4,132
   Equifax                                               2,800                96
   General Dynamics                                    105,000             6,873
   General Electric                                  2,043,200            67,344
   Harsco                                                1,500               117
   Honeywell International                             188,000             7,576
   Hubbell, Cl B                                         2,200               105
   Illinois Tool Works                                   4,600               219
   ITT Industries                                        5,200               257
   Jacobs Engineering Group *                            1,600               127
   L-3 Communications Holdings                           3,600               272
   Laidlaw International                                78,000             1,966
   Lockheed Martin                                     152,400            10,933
   Manpower                                             16,500             1,066
   Masco (B)                                           188,600             5,590
   Navistar International *                            118,500             2,916
   Norfolk Southern                                    115,300             6,136
   Northrop Grumman                                    386,000            24,727
   Paccar (B)                                           53,500             4,407
   Parker Hannifin                                      13,100             1,017
   Precision Castparts                                  30,500             1,823
   Raytheon                                            275,000            12,257
   Republic Services                                    25,600             1,033
   Rockwell Collins                                     47,000             2,626
   Roper Industries                                      1,100                51
   RR Donnelley & Sons                                 145,900             4,662
   Ryder System (B)                                    105,300             6,153
   Southwest Airlines                                  101,000             1,653
   SPX                                                   3,400               190
   Swift Transportation * (B)                           94,000             2,985
   Teleflex                                             19,600             1,059
   Terex *                                              11,300             1,115
   Textron                                              43,200             3,982


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Thomas & Betts *                                     14,000      $        718
   Union Pacific                                        35,500             3,300
   United Parcel Service, Cl B                          30,000             2,470
   United Rentals * (B)                                 95,100             3,041
   USG *                                                 9,400               686
   Waste Management                                    140,000             5,023
   WW Grainger                                          26,500             1,994
                                                                    ------------
                                                                         263,266
                                                                    ------------
INFORMATION TECHNOLOGY -- 5.0%
   Advanced Micro Devices *                            153,900             3,758
   Affiliated Computer Services, Cl A *                  7,300               377
   Agilent Technologies *                               49,100             1,550
   Apple Computer *                                     38,200             2,182
   Arrow Electronics * (B)                             105,200             3,387
   Avaya *                                              22,900               262
   Avnet *                                              92,900             1,860
   BEA Systems *                                        23,900               313
   BMC Software *                                       38,800               927
   Broadcom, Cl A *                                     53,100             1,596
   CA                                                    2,400                49
   Cadence Design Systems *                             28,700               492
   Ceridian *                                           50,500             1,234
   CheckFree *                                           2,200               109
   Cisco Systems *                                     161,400             3,152
   Computer Sciences * (B)                             174,900             8,472
   Convergys * (B)                                     315,100             6,144
   Electronic Arts *                                    39,400             1,696
   Electronic Data Systems                             261,300             6,287
   Fair Isaac (B)                                      102,000             3,704
   Fiserv *                                             94,100             4,268
   Freescale Semiconductor, Cl B *                      50,700             1,491
   Google, Cl A * (B)                                    6,000             2,516
   Harris                                               10,000               415
   Hewlett-Packard                                   1,533,600            48,584
   Ingram Micro, Cl A *                                245,100             4,444
   Intel                                               334,900             6,346
   International Business Machines                     204,700            15,725
   Intersil, Cl A                                       44,600             1,037
   Lam Research * (B)                                   85,700             3,995
   Lexmark International, Cl A * (B)                    87,100             4,863
   LSI Logic *                                         223,900             2,004
   Marvell Technology Group *                           36,800             1,631
   Mettler Toledo International *                        6,700               406
   Micron Technology *                                  51,300               773
   Microsoft                                            93,300             2,174
   Molex                                                27,900               937
   Motorola                                            133,000             2,680
   NCR *                                                 3,300               121
   Nvidia * (B)                                         83,600             1,780
   Qualcomm                                             39,800             1,595
   Reynolds & Reynolds, Cl A                            13,100               402
   Sabre Holdings, Cl A                                247,600             5,447
   SanDisk *                                            24,800             1,264
   Sanmina-SCI *                                       249,400             1,147
   Solectron *                                         596,600             2,040
   Sybase * (B)                                        187,800             3,643
   Synopsys *                                           74,500             1,398
   Tech Data * (B)                                     167,701             6,425
   Tektronix                                            38,800             1,142
   Tellabs *                                            22,300               297
   Vishay Intertechnology * (B)                        197,800             3,111
   Western Digital *                                   149,200             2,956
                                                                    ------------
                                                                         184,608
                                                                    ------------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 3.9%
   Airgas                                               26,000      $        968
   Albemarle                                            10,600               508
   Alcan                                                49,500             2,324
   Alcoa                                               217,600             7,042
   Ashland                                               1,100                73
   Bemis (B)                                            75,900             2,324
   Cabot                                                27,200               939
   Cytec Industries                                     17,900               961
   Dow Chemical                                        275,300            10,745
   E.I. du Pont de Nemours (B)                          97,700             4,064
   Eagle Materials (B)                                 112,700             5,353
   Eastman Chemical                                    153,000             8,262
   International Paper                                 195,200             6,305
   IPSCO                                                 7,800               746
   Louisiana-Pacific (B)                               150,100             3,287
   Lubrizol                                            256,200            10,210
   Martin Marietta Materials                            46,800             4,266
   MeadWestvaco (B)                                    188,200             5,256
   Monsanto                                              6,300               530
   Newmont Mining                                       29,000             1,535
   Nucor                                               250,800            13,606
   Pactiv * (B)                                        175,200             4,336
   Phelps Dodge                                         18,900             1,553
   PPG Industries                                      260,700            17,206
   Praxair                                               1,800                97
   Rohm & Haas                                         216,300            10,841
   Scotts Miracle-Gro, Cl A                             25,900             1,096
   Sealed Air *                                          5,200               271
   Sigma-Aldrich                                         3,300               240
   Smurfit-Stone Container * (B)                       270,500             2,959
   Sonoco Products (B)                                  79,800             2,526
   Temple-Inland                                        11,800               506
   United States Steel                                   2,400               168
   Valspar                                             174,500             4,609
   Vulcan Materials                                      6,100               476
   Weyerhaeuser (B)                                    114,000             7,096
                                                                    ------------
                                                                         143,284
                                                                    ------------
TELECOMMUNICATION SERVICES -- 5.5%
   ADC Telecommunications *                              4,300                73
   Alltel                                               33,200             2,119
   American Tower, Cl A *                               14,800               461
   AT&T (B)                                          2,272,210            63,372
   BellSouth                                         1,204,100            43,588
   CenturyTel (B)                                      273,200            10,149
   Citizens Communications                             108,500             1,416
   Crown Castle International * (B)                    144,100             4,977
   Embarq *                                             27,292             1,119
   Sprint Nextel                                       597,850            11,951
   Verizon Communications (B)                        1,875,900            62,824
                                                                    ------------
                                                                         202,049
                                                                    ------------
UTILITIES -- 5.2%
   AGL Resources                                         7,800               297
   Allegheny Energy *                                    5,600               208
   Alliant Energy (B)                                  300,000            10,290
   Ameren                                                6,600               333
   American Electric Power (B)                         419,900            14,382
   Aqua America                                         50,900             1,160
   CenterPoint Energy (B)                              150,000             1,875
   CMS Energy * (B)                                    227,600             2,945
   Consolidated Edison                                  12,700               564
   Constellation Energy Group                          191,000            10,413
   Dominion Resources                                   63,300             4,734


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                            Shares/Face Amount      Market Value
Description                                 ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   DPL                                                  12,500      $        335
   DTE Energy                                          189,600             7,724
   Duke Energy (B)                                     298,948             8,780
   Edison International                                185,800             7,246
   Energy East (B)                                     161,700             3,870
   Entergy (B)                                         198,000            14,009
   Equitable Resources                                   4,000               134
   Exelon (B)                                          150,700             8,564
   FirstEnergy                                         275,300            14,924
   FPL Group (B)                                        59,600             2,466
   MDU Resources Group                                  62,600             2,292
   National Fuel Gas                                    24,700               868
   Northeast Utilities (B)                             109,485             2,263
   NRG Energy *                                         60,000             2,891
   NSTAR                                                 6,400               183
   OGE Energy                                            1,800                63
   Oneok                                                   300                10
   Pepco Holdings (B)                                  221,700             5,228
   PG&E                                                258,000            10,134
   Pinnacle West Capital (B)                           203,100             8,106
   PPL (B)                                             117,300             3,789
   Progress Energy (B)                                 242,500            10,396
   Public Service Enterprise Group                      46,900             3,101
   Puget Energy                                            600                13
   Questar                                              24,300             1,956
   SCANA                                               136,000             5,247
   Sempra Energy                                       130,000             5,913
   Southern                                             27,700               888
   TECO Energy                                           1,800                27
   TXU                                                  71,400             4,269
   Wisconsin Energy                                     87,600             3,530
   Xcel Energy (B)                                     379,100             7,271
                                                                    ------------
                                                                         193,691
                                                                    ------------
Total Common Stock
   (Cost $3,045,168)  ($ Thousands)                                    3,645,791
                                                                    ------------

CORPORATE OBLIGATIONS (C) -- 7.0%

FINANCIALS -- 7.0%
   Allstate Life Global Funding II MTN (E)
     (G)
     5.219%, 07/16/07                                    3,752             3,752
   American General Finance (E) (G)
     5.229%, 07/16/07                                   11,828            11,826
   American General Finance MTN, Ser F
     3.963%, 07/14/06                                      815               832
   Bear Stearns EXL (E)
     5.239%, 07/16/07                                   14,520            14,520
   Caterpillar Financial Services MTN, Ser F
     (E)
     5.148%, 07/10/06                                    4,078             4,078
   Countrywide Financial MTN, Ser A (E)
     5.380%, 09/13/06                                   15,091            15,091
     5.210%, 11/03/06                                    8,565             8,564
   Countrywide Financial Services MTN (E)
     5.560%, 06/27/07                                    4,894             4,894
   Dekabank (E) (G)
     5.107%, 05/18/07                                   15,091            15,088

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Irish Life & Permanent MTN, Ser X (E) (G)
     5.331%, 07/23/07                             $     10,849      $     10,847
   Islandsbanki (E) (G)
     5.344%, 03/22/07                                    6,933             6,933
     5.180%, 04/06/07                                   12,236            12,236
   Jackson National Life Funding (E) (G)
     5.109%, 06/04/07                                   17,945            17,945
   Kaupthing Bank MTN (E) (G)
     5.327%, 03/20/07                                   20,393            20,393
   Landsbanki Islands (E) (G)
     5.288%, 03/16/07                                   15,498            15,498
   Morgan Stanley EXL (E)
     5.189%, 08/06/07                                    2,855             2,855
   Morgan Stanley EXL, Ser S (E)
     5.153%, 08/06/07                                    4,079             4,078
   Natexis Banques (E) (G)
     5.191%, 07/16/07                                    7,953             7,951
   Nationwide Building Society (E) (G)
     5.547%, 07/27/07                                    4,486             4,487
     5.160%, 07/09/07                                    8,157             8,157
   Nordbank (E) (G)
     5.343%, 06/25/07                                   13,867            13,864
   Northern Rock (E) (G)
     5.139%, 08/03/07                                    8,402             8,402
   Pacific Life Global Funding (E) (G)
     5.196%, 07/13/07                                    6,118             6,118
   Premium Asset Trust, Ser 2004-10 (E) (G)
     5.209%, 07/16/07                                   11,420            11,420
   SLM EXL, Ser S (E) (G)
     5.199%, 07/16/07                                    8,973             8,973
   Sigma Finance MTN (G)
     4.680%, 11/09/06                                    4,405             4,405
   Skandinav Enskilda Bank (E) (G)
     5.247%, 06/18/07                                    8,973             8,972
   Stanfield Victoria MTN (E) (G)
     5.385%, 06/11/07                                    8,157             8,156
                                                                    ------------
Total Corporate Obligations
   (Cost $260,335) ($ Thousands)                                         260,335
                                                                    ------------

COMMERCIAL PAPER (C) (D) -- 2.2%

FINANCIALS -- 2.2%
   Altius I Funding
     5.333%, 07/05/06                                    3,263             3,259
   Buckingham CDO II LLC
     5.346%, 07/21/06                                    6,117             6,092
     5.154%, 07/07/06                                    5,581             5,558
   Buckingham CDO LLC
     5.346%, 07/21/06                                    9,953             9,913
   Elysian Funding LLC
     5.216%, 08/04/06                                   14,275            14,151
     5.132%, 07/10/06                                    8,157             8,086
   KKR Pacific Funding
     5.134%, 07/07/06                                    4,079             4,061
   Lakeside Funding
     5.170%, 07/10/06                                    4,728             4,728
   Mica Funding LLC
     5.284%, 07/19/06                                    4,079             4,061
   Ocala Funding
     5.385%, 07/07/06                                    4,079             4,073
   Rams Funding LLC
     5.369%, 07/25/06                                    1,114             1,109


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
     5.325%, 07/20/06                             $      8,502      $      8,466
   Rhineland Funding Capital
     5.392%, 07/28/06                                    8,157             8,118
                                                                    ------------
Total Commercial Paper
   (Cost $81,675) ($ Thousands)                                           81,675
                                                                    ------------

ASSET-BACKED SECURITIES (C) (E) (G) -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
     5.180%, 11/10/06                                    4,078             4,078
   Commodore, Ser 2003-2A, Cl A1MM
     5.380%, 12/12/38                                    3,752             3,752
   Duke Funding, Ser 2004-6B, Cl A1S1
     5.093%, 04/09/07                                    6,118             6,118
   Newcastle CDO, Ser 2005-6A, Cl IM1
     5.384%, 04/24/07                                    1,631             1,631
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AM6
     5.353%, 11/27/06                                    4,589             4,589
   RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 09/12/06                                      759               759
   Saturn Ventures II
     5.190%, 08/07/06                                    7,612             7,612
   TIAA Real Estate CDO, Ser 2003 1A, Cl A1MM
     5.371%, 03/28/07                                    5,095             5,095
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
     5.349%, 09/15/06                                    1,223             1,223
   Witherspoon CDO Funding
     5.209%, 09/15/06                                    5,710             5,710
                                                                    ------------
Total Asset-Backed Securities
   (Cost $40,567) ($ Thousands)                                           40,567
                                                                    ------------

TIME DEPOSITS (C) -- 0.9%
   Societe Generale
     5.313%, 07/03/06                                   25,010            25,010
   Wells Fargo
     5.188%, 07/03/06                                    8,157             8,157
                                                                    ------------
Total Time Deposits
   (Cost $33,167) ($ Thousands)                                           33,167
                                                                    ------------

CASH EQUIVALENT -- 0.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% **++            28,277,685            28,278
                                                                    ------------
Total Cash Equivalent
   (Cost $28,278) ($ Thousands)                                           28,278
                                                                    ------------

MASTER NOTES -- 0.5%
   Bank of America (C)
     5.383%, 07/03/06                                   20,393            20,393
                                                                    ------------
Total Master Notes
   (Cost $20,393) ($ Thousands)                                           20,393

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C) -- 0.4%
   Barclays Bank
     5.440%, 06/11/07                             $      4,078      $      4,078
   CC USA MTN (G)
     5.520%, 06/18/07                                    8,157             8,157
   U.S. Trust of New York (E)
     5.213%, 03/13/07                                    3,263             3,263
                                                                    ------------
Total Certificates of Deposit
   (Cost $15,498) ($ Thousands)                                           15,498
                                                                    ------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     4.716%, 08/24/06                                    1,895             1,882
                                                                    ------------
Total U.S. Treasury Obligation
   (Cost $1,882) ($ Thousands)                                             1,882
                                                                    ------------

REPURCHASE AGREEMENTS (C) (F) -- 2.3%
Barclays Capital
   5.200%, dated 06/30/06, to be repurchased on
   07/03/06, repurchase price $8,690,394
   (collateralized by various U.S. Government
   Obligations, ranging in par value
   $1,011,314-$7,906,895, 0.000%-2.750%,
   10/15/06-04/03/07; with total market value
   $8,860,394)                                           8,687             8,687
Deutsche Bank
   5.200%, dated 06/30/06, to be repurchased on
   07/03/06, repurchase price $28,830,610
   (collateralized by various U.S. Government
   Obligations, ranging in par value
   $514,548-$10,340,232, 0.000%-7.250%,
   01/23/07-01/15/10; with total market value
   $29,394,590)                                         28,818            28,818
Lehman Brothers
   5.200%, dated 06/30/06, to be repurchased on
   07/03/06, repurchase price $46,262,403
   (collateralized by various U.S. Government
   Obligations, ranging in par value
   $2,823,571-$5,134,469, 2.625%-7.625%,
   08/11/06-10/27/25; with total market value
   $47,167,481)                                         46,242            46,242
                                                                    ------------
Total Repurchase Agreements
   (Cost $83,747) ($ Thousands)                                           83,747
                                                                    ------------

Total Investments -- 113.9%
   (Cost $3,610,710) ($ Thousands)++                                $  4,211,333
                                                                    ============


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
Type of                                            Number of             Expiration                      Appreciation
Contract                                           Contracts                Date                         ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                                65              September 2006                      $      251
                                                                                                           ==========

Percentages are based on Net Assets of $3,698,997 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $519,953
($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $535,382 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(F) Tri-Party Repurchase Agreement

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

++ At June 30, 2006, the tax basis cost of the Fund's investments was $3,610,710 ($ Thousands), and the unrealized appreciation and depreciation were $709,240
($ Thousands) and $(108,617) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%

CONSUMER DISCRETIONARY -- 14.2%
   Advance Auto Parts                                    31,873    $        921
   Amazon.com *                                          27,300           1,056
   American Eagle Outfitters (B)                        138,692           4,721
   AnnTaylor Stores *                                    13,896             603
   Apollo Group, Cl A * (B)                             473,900          24,486
   Applebee's International                              39,800             765
   Autoliv                                                2,500             141
   Autozone *                                             2,669             235
   Bed Bath & Beyond *                                   13,166             437
   Best Buy                                              89,400           4,903
   BorgWarner                                             7,500             488
   Boyd Gaming                                           10,700             432
   Brinker International                                 83,258           3,022
   Brunswick                                              2,670              89
   Building Material Holding (B)                         16,300             454
   Cablevision Systems, Cl A                              3,846              82
   Career Education *                                       587              18
   Carmax *                                               3,900             138
   CBS, Cl B                                            122,345           3,309
   Cheesecake Factory *                                   4,281             115
   Chico's FAS *                                         28,527             770
   Choice Hotels International                           11,000             667
   Circuit City Stores                                   53,200           1,448
   Claire's Stores                                       70,800           1,806
   Clear Channel Communications                           6,823             211
   Coach * (B)                                          142,287           4,254
   Comcast, Cl A * (B)                                   75,990           2,488
   Darden Restaurants                                    92,321           3,637
   DIRECTV Group *                                      336,600           5,554
   Dollar General                                        30,164             422
   Dollar Tree Stores * (B)                              37,589             996
   Dow Jones                                             26,100             914
   E.W. Scripps, Cl A                                     3,697             159
   EchoStar Communications, Cl A * (B)                   31,700             977
   Expedia *                                             30,785             461
   Family Dollar Stores                                  23,300             569
   Foot Locker                                            5,800             142
   Fortune Brands                                       147,070          10,443
   Gap                                                   59,449           1,034
   Getty Images *                                         2,029             129
   GTECH Holdings                                        71,599           2,490
   Harley-Davidson (B)                                   15,131             831
   Harman International Industries                       27,900           2,382
   Harrah's Entertainment                               143,500          10,214
   Hilton Hotels                                          3,917             111
   Home Depot                                           433,977          15,532
   IAC/InterActive * (B)                                 99,067           2,624
   International Game Technology                      1,034,700          39,257
   ITT Educational Services * (B)                        27,680           1,822
   J.C. Penney (B)                                       70,634           4,769
   John Wiley & Sons, Cl A                               17,278             574
   Johnson Controls                                      26,800           2,203
   KB Home (B)                                            3,700             170
   Kohl's * (B)                                         192,710          11,393
   Lamar Advertising, Cl A * (B)                        172,414           9,286
   Laureate Education *                                   2,773             118
   Liberty Global, Cl A *                                56,382           1,212
   Liberty Media Holding-Capital, Ser A *                12,018           1,007
   Liberty Media Holding-Interactive,
      Cl A *                                             60,093           1,037
   Limited Brands                                         6,600             169
   Lowe's                                               422,528          25,635
   Marriott International, Cl A                         308,434          11,758

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Mattel                                                17,100    $        282
   McDonald's                                           305,200          10,255
   McGraw-Hill (B)                                      559,423          28,100
   Men's Wearhouse                                       21,400             648
   Meredith                                              35,300           1,749
   MGM Mirage * (B)                                     786,000          32,069
   Michaels Stores                                        1,530              63
   Newell Rubbermaid                                     14,236             368
   News, Cl A                                            34,984             671
   Nike, Cl B (B)                                       158,900          12,871
   Nordstrom                                              3,750             137
   O'Reilly Automotive *                                 23,922             746
   Omnicom Group (B)                                    141,664          12,621
   Panera Bread, Cl A *                                   3,096             208
   PetSmart (B)                                         103,300           2,644
   Polaris Industries (B)                                 3,264             141
   Polo Ralph Lauren                                     10,421             572
   Rent-A-Center * (B)                                   26,629             662
   Ross Stores                                            4,700             132
   Scientific Games, Cl A *                               9,600             342
   Select Comfort * (B)                                  37,913             871
   Sherwin-Williams                                      41,167           1,955
   Sonic * (B)                                           58,600           1,218
   Staples                                            1,719,495          41,818
   Starbucks * (B)                                      269,800          10,188
   Steven Madden *                                        3,750             111
   Target (B)                                           318,099          15,546
   Tempur-Pedic International * (B)                     142,100           1,920
   Tiffany                                               35,000           1,156
   Time Warner                                           21,538             373
   Univision Communications, Cl A * (B)                 435,116          14,576
   Viacom, Cl B *                                       241,873           8,669
   Walt Disney                                           26,383             791
   Weight Watchers International                        512,416          20,953
   Wendy's International                                 11,098             647
   Whirlpool                                              3,000             248
   Williams-Sonoma                                       10,600             361
   XM Satellite Radio Holdings,
      Cl A * (B)                                      2,033,120          29,785
   Yum! Brands                                          117,054           5,884
                                                                   ------------
                                                                        490,441
                                                                   ------------
CONSUMER STAPLES -- 11.2%
   Altria Group                                         107,940           7,926
   Anheuser-Busch                                        71,152           3,244
   Brown-Forman, Cl B                                    35,242           2,518
   Campbell Soup (B)                                     40,901           1,518
   Chattem *                                             22,600             686
   Chiquita Brands International                         93,600           1,290
   Coca-Cola                                            345,417          14,860
   Coca-Cola Enterprises                                 20,108             410
   Colgate-Palmolive                                    339,867          20,358
   Costco Wholesale (B)                                 192,600          11,003
   CVS                                                    1,330              41
   Energizer Holdings * (B)                              17,742           1,039
   Estee Lauder, Cl A (B)                               332,900          12,873
   General Mills                                          5,100             263
   Hershey (B)                                          135,584           7,467
   HJ Heinz                                              12,000             495
   Kellogg                                                6,900             334
   Kimberly-Clark                                        44,402           2,740
   Kroger                                                 5,400             118
   McCormick                                              4,100             138
   Pepsi Bottling Group                                 110,553           3,554
   PepsiCo                                            1,086,724          65,247
   Procter & Gamble                                   1,728,671          96,114
   Safeway                                                2,900              75


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Sara Lee                                               3,900    $         63
   Sysco (B)                                             32,895           1,005
   UST                                                    2,900             131
   Wal-Mart Stores                                    1,365,881          65,795
   Walgreen (B)                                       1,206,053          54,079
   Whole Foods Market (B)                                26,750           1,729
   WM Wrigley Jr. (B)                                   176,455           8,004
   WM Wrigley Jr., Cl B                                  45,988           2,083
                                                                   ------------
                                                                        387,200
                                                                   ------------
ENERGY -- 6.8%
   Apache                                                   802              55
   Arch Coal                                             39,066           1,655
   Baker Hughes                                         437,823          35,836
   BJ Services                                          167,099           6,226
   Cameron International *                               43,852           2,095
   Chesapeake Energy (B)                                590,392          17,859
   Chevron                                               28,422           1,764
   ConocoPhillips                                       178,543          11,700
   Consol Energy                                         23,378           1,092
   Denbury Resources *                                    5,726             181
   Devon Energy                                           4,918             297
   Diamond Offshore Drilling                              4,508             378
   ENSCO International                                    2,800             129
   EOG Resources                                         26,413           1,831
   FMC Technologies *                                    23,200           1,565
   Grant Prideco *                                       27,853           1,246
   Halliburton (B)                                      373,294          27,702
   Helmerich & Payne                                     54,553           3,287
   Hess (B)                                               6,300             333
   Kinder Morgan                                         16,627           1,661
   Maverick Tube * (B)                                   20,600           1,302
   Nabors Industries *                                   23,400             791
   National Oilwell Varco *                               6,077             385
   Newfield Exploration *                                16,725             819
   Noble Energy                                           2,769             130
   Occidental Petroleum (B)                             204,400          20,961
   Parker Drilling *                                      7,500              54
   Patterson-UTI Energy                                  34,417             974
   Peabody Energy                                        22,018           1,228
   Pride International *                                  4,300             134
   Schlumberger (B)                                     877,742          57,150
   SEACOR Holdings *                                      3,600             296
   Smith International                                      500              22
   Southwestern Energy *                                 36,004           1,122
   Suncor Energy                                        287,700          23,307
   Sunoco                                                25,746           1,784
   Tesoro                                                 2,081             155
   Tidewater                                              2,900             143
   Transocean *                                          17,300           1,390
   Unit *                                                59,050           3,359
   Valero Energy                                            186              12
   Western Gas Resources                                 19,823           1,186
   XTO Energy                                            38,009           1,683
                                                                   ------------
                                                                        235,279
                                                                   ------------
FINANCIALS -- 8.2%
   Affiliated Managers Group *                           14,070           1,223
   Aflac                                                 58,634           2,718
   AMBAC Financial Group                                 16,800           1,362
   American Express                                     549,966          29,269
   American International Group                         395,730          23,368
   AmeriCredit * (B)                                     30,700             857
   Ameriprise Financial                                  90,477           4,042
   Arthur J Gallagher                                    31,100             788
   Bear Stearns                                           3,700             518

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   BlackRock, Cl A                                       14,005    $      1,949
   Brown & Brown                                         73,100           2,136
   Capital One Financial (B)                             27,354           2,337
   CapitalSource+                                        48,800           1,145
   CB Richard Ellis Group, Cl A *                       118,474           2,950
   Charles Schwab                                     1,188,399          18,991
   Chicago Mercantile Exchange
      Holdings (B)                                       91,077          44,732
   Commerce Bancorp                                      12,542             447
   Countrywide Financial                                 34,800           1,325
   Cullen/Frost Bankers                                   2,600             149
   East West Bancorp                                     45,400           1,721
   Eaton Vance                                           22,600             564
   Erie Indemnity, Cl A                                   5,200             270
   Federal Realty Investment Trust+                       5,994             420
   Federated Investors, Cl B                             65,200           2,054
   Forest City Enterprises, Cl A                         43,004           2,146
   Franklin Resources                                    43,312           3,760
   Freddie Mac                                          501,610          28,597
   General Growth Properties+                             9,794             441
   Goldman Sachs Group                                   54,196           8,153
   Greenhill (B)                                          6,600             401
   Hanover Insurance Group                                1,058              50
   HCC Insurance Holdings                                35,408           1,042
   Host Hotels & Resorts+                                17,999             394
   Hudson City Bancorp                                  147,300           1,964
   Investors Financial Services                           4,300             193
   JER Investors Trust+ *                                 5,400              84
   Jones Lang LaSalle * (B)                              11,200             981
   Keycorp                                               11,147             398
   LandAmerica Financial Group                            3,100             200
   Legg Mason                                           107,806          10,729
   Lehman Brothers Holdings (B)                          20,500           1,336
   Loews                                                  7,800             277
   MBIA                                                   4,900             287
   Mellon Financial                                      25,600             881
   MGIC Investment (B)                                    4,318             281
   Moody's (B)                                          802,249          43,690
   Morgan Stanley                                        89,772           5,674
   Nationwide Health Properties+                          3,700              83
   Northern Trust                                        39,518           2,185
   Nuveen Investments, Cl A                              38,365           1,652
   Peoples Bank                                           3,100             102
   Progressive                                          136,692           3,514
   Prologis+                                              8,200             427
   Prudential Financial                                  18,800           1,461
   Public Storage+                                        2,301             175
   Radian Group (B)                                       2,321             143
   Ramco-Gershenson Properties+                           6,000             162
   Simon Property Group+                                  1,818             151
   SL Green Realty+                                       1,600             175
   SLM                                                   58,318           3,086
   Spirit Finance+                                        5,400              61
   St. Paul Travelers                                    47,458           2,116
   State Street                                          35,850           2,083
   Synovus Financial                                      9,053             242
   T Rowe Price Group                                    17,224             651
   TCF Financial                                         70,800           1,873
   TD Ameritrade Holding                                124,666           1,846
   TD Banknorth                                           4,300             127
   US Bancorp                                            94,187           2,908
   Ventas+                                                5,700             193
   Wells Fargo                                           13,669             917
   WR Berkley                                            20,184             689
                                                                   ------------
                                                                        284,316
                                                                   ------------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 17.7%
   Abbott Laboratories                                  170,016    $      7,414
   Advanced Medical Optics *                              1,000              51
   Aetna                                                 12,254             489
   Allergan (B)                                         422,229          45,288
   Amgen * (B)                                          839,757          54,777
   Barr Pharmaceuticals *                                58,781           2,803
   Baxter International                                 190,529           7,004
   Becton Dickinson (B)                                  87,425           5,344
   Biogen Idec * (B)                                     73,590           3,409
   Boston Scientific *                                  226,327           3,811
   C.R. Bard                                             27,013           1,979
   Cardinal Health                                       55,588           3,576
   Caremark Rx                                          494,074          24,639
   Celgene *                                             75,360           3,574
   Cephalon *                                            17,900           1,076
   Cerner * (B)                                          62,950           2,336
   Cigna                                                 10,907           1,074
   Community Health Systems *                             3,362             124
   Covance *                                              3,556             218
   Coventry Health Care *                                51,889           2,851
   Cytyc *                                                4,800             122
   Dade Behring Holdings                                  7,436             310
   DaVita *                                               8,451             420
   Dentsply International                                 2,600             158
   Eli Lilly                                            550,620          30,433
   Emdeon * (B)                                         229,200           2,844
   Endo Pharmaceuticals Holdings *                       23,277             768
   Express Scripts *                                     72,040           5,168
   Fisher Scientific International * (B)                154,330          11,274
   Forest Laboratories *                                 30,329           1,173
   Genentech * (B)                                      928,338          75,938
   Genzyme *                                              5,993             366
   Gilead Sciences *                                     47,884           2,833
   HCA (B)                                               94,832           4,092
   Health Net *                                         111,436           5,034
   Henry Schein *                                        11,666             545
   Hillenbrand Industries                                 4,166             202
   Hospira *                                             51,115           2,195
   Humana *                                              17,072             917
   Idexx Laboratories *                                  23,294           1,750
   ImClone Systems *                                     22,900             885
   Johnson & Johnson                                    549,322          32,915
   Kinetic Concepts *                                    10,300             455
   Laboratory of America Holdings * (B)                  57,404           3,572
   Lincare Holdings *                                    36,790           1,392
   Manor Care                                            15,253             716
   Matria Healthcare *                                    3,500              75
   McKesson                                              79,212           3,745
   Medco Health Solutions *                             193,741          11,098
   Medimmune * (B)                                      543,997          14,742
   Medtronic (B)                                        857,354          40,227
   Merck                                                240,121           8,748
   Millennium Pharmaceuticals *                          13,600             136
   Millipore *                                           41,477           2,613
   Mylan Laboratories                                    52,296           1,046
   Omnicare                                              17,799             844
   PDL BioPharma *                                       24,316             448
   Pharmaceutical Product Development                    45,904           1,612
   Quest Diagnostics (B)                                 26,883           1,611
   Resmed *                                              45,890           2,155
   Respironics *                                         16,870             577
   Schering-Plough                                      117,091           2,228
   Sepracor * (B)                                        33,100           1,891
   Sierra Health Services *                              16,408             739
   St. Jude Medical *                                   505,438          16,386
   Stryker (B)                                          592,767          24,961

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Techne *                                              30,269    $      1,541
   Thermo Electron *                                     29,800           1,080
   Trizetto Group *                                       5,400              80
   UnitedHealth Group (B)                               986,320          44,167
   Universal Health Services, Cl B                       15,309             769
   Varian Medical Systems *                              17,009             805
   VCA Antech * (B)                                      64,628           2,064
   Waters * (B)                                          94,049           4,176
   WellPoint *                                           45,933           3,343
   Wyeth                                                422,928          18,782
   Zimmer Holdings * (B)                                693,330          39,326
                                                                   ------------
                                                                        610,329
                                                                   ------------
INDUSTRIALS -- 10.6%
   3M                                                   345,322          27,892
   Alliant Techsystems * (B)                             10,786             824
   Allied Waste Industries *                             24,000             273
   American Standard                                        483              21
   Ametek                                                 1,957              93
   AMR *                                                 65,747           1,671
   Applied Industrial Technologies                        2,250              55
   Aramark, Cl B                                         20,004             662
   Belden CDT                                             2,100              69
   Boeing                                                70,716           5,792
   Brink's                                               27,900           1,574
   Carlisle                                               1,700             135
   Caterpillar                                           68,372           5,092
   Cendant                                               97,042           1,581
   CH Robinson Worldwide                                 82,666           4,406
   ChoicePoint *                                         35,400           1,479
   Con-way                                               46,409           2,689
   Corporate Executive Board                             32,675           3,274
   Cummins (B)                                           48,300           5,905
   Deere                                                 14,577           1,217
   Donaldson                                              8,900             301
   Dover (B)                                             63,600           3,144
   Dun & Bradstreet *                                     2,100             146
   Eaton                                                 31,646           2,386
   Emerson Electric                                      91,754           7,690
   Equifax                                               25,652             881
   Expeditors International Washington                  955,800          53,534
   Fastenal                                              80,300           3,235
   FedEx                                                 38,220           4,466
   Fluor                                                  1,800             167
   General Electric                                   2,037,844          67,167
   Goodrich                                               3,861             156
   Graco                                                  3,500             161
   Harsco                                                 4,300             335
   Herman Miller                                         67,571           1,741
   HNI                                                   41,995           1,904
   Honeywell International                               24,400             983
   Illinois Tool Works                                   68,608           3,259
   Ingersoll-Rand, Cl A                                  82,179           3,516
   ITT Industries                                        39,056           1,933
   Jacobs Engineering Group *                            17,070           1,359
   JB Hunt Transport Services                            15,200             379
   JetBlue Airways *                                     82,600           1,003
   Joy Global                                             6,707             349
   L-3 Communications Holdings (B)                       33,500           2,527
   Landstar System *                                     17,600             831
   Lockheed Martin                                      107,415           7,706
   Manpower                                              16,600           1,072
   Masco (B)                                             22,100             655
   Monster Worldwide *                                   16,100             687
   MSC Industrial Direct, Cl A                           36,700           1,746
   NCI Building Systems *                                 2,200             117
   Norfolk Southern                                      41,700           2,219


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Northrop Grumman                                      38,248    $      2,450
   Oshkosh Truck                                         10,600             504
   Paccar (B)                                            60,967           5,022
   Parker Hannifin (B)                                   34,700           2,693
   Pitney Bowes                                          26,949           1,113
   Precision Castparts                                   33,621           2,009
   Raytheon                                              45,400           2,024
   Robert Half International                            100,000           4,200
   Rockwell Automation (B)                               60,382           4,348
   Rockwell Collins (B)                                  12,147             679
   Roper Industries                                       9,250             432
   Ryder System (B)                                      38,814           2,268
   Southwest Airlines                                   148,700           2,434
   Spherion *                                             6,200              57
   Stericycle *                                          35,095           2,285
   Textron                                                8,000             737
   Thomas & Betts *                                      24,772           1,271
   United Parcel Service, Cl B (B)                      875,429          72,074
   United Technologies (B)                              252,900          16,039
   Waste Management                                      20,000             718
   WW Grainger                                           10,800             813
                                                                   ------------
                                                                        366,629
                                                                   ------------
INFORMATION TECHNOLOGY -- 25.8%
   Adobe Systems *                                       68,226           2,071
   Advanced Micro Devices *                              17,799             435
   Affiliated Computer Services, Cl A *                  10,200             526
   Agere Systems *                                       37,396             550
   Agilent Technologies *                               131,505           4,150
   Akamai Technologies *                                 52,004           1,882
   Alliance Data Systems * (B)                           34,266           2,016
   Amphenol, Cl A                                         8,861             496
   Analog Devices                                        86,400           2,777
   Apple Computer *                                     221,339          12,643
   Applied Materials                                    484,905           7,894
   Ariba * (B)                                           15,900             131
   Autodesk *                                            27,993             965
   Automatic Data Processing                             51,650           2,342
   Avaya *                                               54,700             625
   Avnet *                                               15,995             320
   BMC Software * (B)                                    81,032           1,937
   Broadcom, Cl A *                                      64,170           1,928
   Cadence Design Systems * (B)                         158,755           2,723
   CDW (B)                                               12,172             665
   Ceridian *                                            57,408           1,403
   CheckFree * (B)                                       11,147             552
   Cisco Systems *                                    1,748,256          34,143
   Citrix Systems *                                      33,767           1,355
   Cognizant Technology Solutions,
     Cl A *                                               2,901             195
   Compuware *                                            1,861              12
   Corning *                                             53,025           1,283
   Dell * (B)                                           810,026          19,773
   DST Systems * (B)                                     50,000           2,975
   eBay * (B)                                         1,460,700          42,784
   Electronic Arts * (B)                                260,310          11,204
   Electronic Data Systems                               66,700           1,605
   EMC *                                              1,021,502          11,206
   Fair Isaac                                            31,206           1,133
   Fidelity National Information Services                48,800           1,728
   First Data                                         1,593,814          71,785
   Fiserv *                                             114,374           5,188
   Freescale Semiconductor, Cl B *                       64,622           1,900
   Global Payments                                       65,140           3,163
   Google, Cl A * (B)                                   180,711          75,778
   Harris                                                63,827           2,649
   Hewlett-Packard                                      485,100          15,368

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Ingram Micro, Cl A *                                  40,100    $        727
   Intel                                              1,178,617          22,335
   International Business Machines                      262,139          20,138
   Intersil, Cl A                                        65,382           1,520
   Intuit * (B)                                         703,250          42,469
   Iron Mountain *                                       87,508           3,271
   j2 Global Communications * (B)                         6,400             200
   Jabil Circuit                                         40,349           1,033
   Kla-Tencor                                            11,121             462
   Lam Research *                                        40,990           1,911
   Lexmark International, Cl A *                         42,107           2,351
   Linear Technology (B)                                396,115          13,266
   Maxim Integrated Products (B)                        304,400           9,774
   McAfee * (B)                                          48,800           1,184
   MEMC Electronic Materials * (B)                      103,059           3,865
   Mettler Toledo International *                        11,100             672
   Micrel * (B)                                          37,483             375
   Microchip Technology                                   7,600             255
   Micron Technology *                                   87,200           1,313
   Microsoft                                          2,594,128          60,443
   MicroStrategy, Cl A *                                  6,720             655
   Molex                                                 45,500           1,527
   Motorola                                             841,781          16,962
   National Instruments                                  29,400             806
   National Semiconductor                                45,519           1,086
   NAVTEQ * (B)                                         550,000          24,574
   Network Appliance *                                   11,600             410
   Novellus Systems *                                     2,400              59
   Nvidia *                                              31,618             673
   Oracle *                                             466,565           6,761
   Paychex (B)                                        1,427,397          55,640
   QLogic *                                             194,980           3,361
   Qualcomm                                           2,386,188          95,615
   Red Hat *                                             93,203           2,181
   Research In Motion *                                 384,080          26,797
   Salesforce.com *                                       1,376              37
   SanDisk * (B)                                        682,424          34,790
   Seagate Technology (B)                             1,450,000          32,828
   Symantec *                                               900              14
   Synopsys *                                           165,236           3,102
   Tech Data *                                           68,254           2,615
   Tektronix                                             15,600             459
   Teradyne *                                            46,310             645
   Texas Instruments                                    385,015          11,662
   VeriSign *                                            13,300             308
   Vignette *                                            20,100             293
   Vishay Intertechnology * (B)                         117,400           1,847
   Websense * (B)                                        43,200             887
   Western Digital *                                    138,856           2,751
   Xerox * (B)                                          121,849           1,695
   Xilinx                                               113,700           2,575
   Yahoo! * (B)                                         464,984          15,344
                                                                   ------------
                                                                        890,781
                                                                   ------------
MATERIALS -- 1.7%
   Allegheny Technologies                                17,700           1,226
   Dow Chemical                                          99,553           3,886
   Eagle Materials (B)                                   23,770           1,129
   Ecolab                                                11,900             483
   Florida Rock Industries                               15,081             749
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                           69,434           3,847
   Martin Marietta Materials                             44,873           4,090
   Monsanto                                               1,357             114
   Mosaic * (B)                                           2,000              31
   Phelps Dodge (B)                                      73,500           6,039
   Praxair                                              656,583          35,455


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
   Quanex                                                   948    $         41
   Reliance Steel & Aluminum                              1,500             124
   Rohm & Haas                                            2,900             145
   Scotts Miracle-Gro, Cl A                               5,140             218
   Sealed Air *                                           3,750             195
   Sigma-Aldrich                                          2,200             160
   Southern Copper                                        7,200             642
   Vulcan Materials (B)                                   7,100             554
                                                                   ------------
                                                                         59,128
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.7%
   Alltel                                                 8,412             537
   American Tower, Cl A * (B)                           336,278          10,465
   Crown Castle International * (B)                     495,642          17,119
   NII Holdings *                                        20,270           1,143
   Sprint Nextel                                      1,400,000          27,986
                                                                   ------------
                                                                         57,250
                                                                   ------------
UTILITIES -- 0.2%
   AES *                                                 16,060             296
   Equitable Resources                                   60,817           2,038
   Questar                                                5,165             416
   TXU                                                   82,528           4,934
                                                                   ------------
                                                                          7,684
                                                                   -------------
Total Common Stock
   (Cost $3,037,125) ($ Thousands)                                    3,389,037
                                                                   -------------
CORPORATE OBLIGATIONS (C) -- 9.2%

FINANCIALS -- 9.2%
   Allstate Life Global Funding II MTN
     (E) (G)
     5.219%, 07/16/07                                     4,576           4,576
   American General Finance (E) (G)
     5.229%, 07/16/07                                    14,425          14,423
   American General Finance MTN, Ser F
     3.963%, 07/14/06                                       995           1,015
   Bear Stearns EXL (E)
     5.239%, 07/16/07                                    17,708          17,708
   Caterpillar Financial Services MTN,
     Ser F (E)
     5.148%, 07/10/06                                     4,974           4,974
   Countrywide Financial MTN, Ser A (E)
     5.380%, 09/13/06                                    18,404          18,404
     5.210%, 11/03/06                                    10,446          10,445
   Countrywide Financial Services MTN
     (E)
     5.560%, 06/27/07                                     5,969           5,969
   Dekabank (E) (G)
     5.107%, 05/18/07                                    18,404          18,400
   Irish Life & Permanent MTN, Ser X
     (E) (G)
     5.331%, 07/23/07                                    13,231          13,228
   Islandsbanki (E) (G)
     5.344%, 03/22/07                                     8,456           8,456
     5.180%, 04/06/07                                    14,922          14,922
   Jackson National Life Funding (E)
     (G)
     5.109%, 06/04/07                                    21,886          21,886
   Kaupthing Bank MTN (E) (G)
     5.327%, 03/20/07                                    24,870          24,870

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Landsbanki Islands (E) (G)
     5.288%, 03/16/07                              $     18,901    $     18,901
   Morgan Stanley EXL (E)
     5.189%, 08/06/07                                     3,482           3,482
   Morgan Stanley EXL, Ser S (E)
     5.153%, 08/06/07                                     4,974           4,974
   Natexis Banques (E) (G)
     5.191%, 07/16/07                                     9,699           9,697
   Nationwide Building Society (E) (G)
     5.547%, 07/27/07                                     5,471           5,472
     5.160%, 07/09/07                                     9,948           9,948
   Nordbank (E) (G)
     5.343%, 06/25/07                                    16,912          16,908
   Northern Rock (E) (G)
     5.139%, 08/03/07                                    10,247          10,247
   Pacific Life Global Funding (E) (G)
     5.196%, 07/13/07                                     7,461           7,461
   Premium Asset Trust, Ser 2004-10 (E) (G)
     5.209%, 07/16/07                                    13,927          13,927
   SLM EXL, Ser S (E) (G)
     5.199%, 07/16/07                                    10,943          10,943
   Sigma Finance MTN (G)
     4.680%, 11/09/06                                     5,372           5,372
   Skandinav Enskilda Bank (E) (G)
     5.247%, 06/18/07                                    10,943          10,942
   Stanfield Victoria MTN (E) (G)
     5.445%, 06/11/07                                     9,948           9,947
                                                                   ------------
Total Corporate Obligations
   (Cost $317,497) ($ Thousands)                                        317,497
                                                                   ------------
COMMERCIAL PAPER (C) (D) -- 2.9%

FINANCIALS -- 2.9%
   Altius I Funding
     5.333%, 07/05/06                                     3,979           3,974
   Buckingham CDO II LLC
     5.346%, 07/21/06                                     7,460           7,430
     5.154%, 07/07/06                                     6,807           6,778
   Buckingham CDO LLC
     5.346%, 07/21/06                                    12,139          12,089
   Elysian Funding LLC
     5.216%, 08/04/06                                    17,409          17,259
     5.132%, 07/10/06                                     9,948           9,862
   KKR Pacific Funding
     5.134%, 07/07/06                                     4,974           4,953
   Lakeside Funding
     5.170%, 07/10/06                                     5,766           5,766
   Mica Funding LLC
     5.284%, 07/19/06                                     4,974           4,952
   Ocala Funding
     5.385%, 07/07/06                                     4,974           4,967
   Rams Funding LLC
     5.369%, 07/25/06                                     1,359           1,353
     5.325%, 07/20/06                                    10,369          10,324
   Rhineland Funding Capital
     5.392%, 07/28/06                                     9,948           9,901
                                                                   ------------
Total Commercial Paper
   (Cost $99,608) ($ Thousands)                                          99,608
                                                                   ------------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS ** -- 1.6%
   First Union Cash Management
      Program, 4.826%                                 2,655,263    $      2,655
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% ++               53,707,238          53,707
                                                                   ------------
Total Cash Equivalents
   (Cost $56,362) ($ Thousands)                                          56,362
                                                                   ------------
ASSET-BACKED SECURITIES (C) (E) (G) -- 1.4%

MORTGAGE RELATED SECURITIES -- 1.4%
   Cheyne High Grade, Ser 2004-1A, Cl
     AM1
     5.180%, 11/10/06                              $      4,974           4,974
   Commodore, Ser 2003-2A, Cl A1MM
     5.380%, 12/12/38                                     4,576           4,576
   Duke Funding, Ser 2004-6B, Cl A1S1
     5.093%, 04/09/07                                     7,461           7,461
   Newcastle CDO, Ser 2005-6A, Cl IM1
     5.384%, 04/24/07                                     1,990           1,989
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AM6
     5.353%, 05/25/35                                     5,596           5,596
   RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 09/12/06                                       925             925
   Saturn Ventures II
     5.190%, 08/07/06                                     9,284           9,284
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
     5.371%, 03/28/07                                     6,213           6,213
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
     5.349%, 09/15/06                                     1,492           1,492
   Witherspoon CDO Funding
     5.209%, 09/15/06                                     6,964           6,964
                                                                   ------------
Total Asset-Backed Securities
   (Cost $49,474) ($ Thousands)                                          49,474
                                                                   ------------
TIME DEPOSITS (C) -- 1.2%
   Societe Generale
     5.313%, 07/03/06                                    30,502          30,502
   Wells Fargo
     5.188%, 07/03/06                                     9,948           9,948
                                                                   ------------
Total Time Deposits
   (Cost $40,450) ($ Thousands)                                          40,450
                                                                   ------------
MASTER NOTES (C) -- 0.7%
   Bank of America
     5.383%, 07/03/06                                    24,870          24,870
                                                                   ------------
Total Master Notes
   (Cost $24,870) ($ Thousands)                                          24,870
                                                                   ------------
CERTIFICATES OF DEPOSIT (C) -- 0.5%
   Barclays Bank
     5.440%, 06/11/07                                     4,974           4,974
   CC USA MTN (G)
     5.520%, 06/18/07                                     9,948           9,948

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Trust of New York (E)
     5.213%, 03/13/07                              $      3,979    $      3,979
                                                                   ------------
Total Certificates of Deposit
   (Cost $18,901) ($ Thousands)                                          18,901
                                                                   ------------
U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     3.170%, 08/24/06                                     2,449           2,432
                                                                   ------------
Total U.S. Treasury Obligation
   (Cost $2,432) ($ Thousands)                                            2,432
                                                                   ------------
REPURCHASE AGREEMENTS (C) (F) -- 3.0%

Barclays Capital
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $10,598,529 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $1,233,366-$9,642,999, 0.000%-2.750%,
   10/15/06-04/03/07; with total market
   value $10,805,855)                                    10,594          10,594
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $35,160,898 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $627,527-$12,610,619, 0.000%-7.250%,
   01/23/07-01/15/10; with total market
   value $35,848,709)                                    35,146          35,146
Lehman Brothers
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $56,420,158 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $3,443,537-$6,261,836, 2.625%-7.625%,
   08/11/06-10/27/25; with total market
   value $57,523,963)                                    56,396          56,396
                                                                   ------------
Total Repurchase Agreements
   (Cost $102,136) ($ Thousands)                                        102,136
                                                                   ------------
Total Investments -- 118.7%
   (Cost $3,748,855) ($ Thousands)++                               $  4,100,767
                                                                   ============


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                 Unrealized
                                                                Appreciation
Type of                       Number of     Expiration         (Depreciation)
Contract                      Contracts        Date             ($ Thousands)
-------------------------------------------------------------------------------
S&P 500 Composite Index          151      September 2006         $    824
S&P 500 Composite Index           59      December 2006           (15,001)
                                                                 --------
                                                                 $(14,177)
                                                                 ========

Percentages are based on Net Assets of $3,453,291 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $637,844
($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $652,936 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(F) Tri-Party Repurchase Agreement

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

++ At June 30, 2006, the tax basis cost of the Fund's investments was $3,748,855 ($ Thousands), and the unrealized appreciation and depreciation were $519,696
($ Thousands) and $(167,784) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%

CONSUMER DISCRETIONARY -- 14.5%
   1-800-FLOWERS.COM, Cl A * (B)                          8,400    $         48
   99 Cents Only Stores *                                 3,500              37
   Aaron Rents                                            1,700              46
   Abercrombie & Fitch, Cl A                                600              33
   Aeropostale *                                          1,000              29
   America's Car-Mart * (B)                               1,400              28
   American Eagle Outfitters                              1,900              65
   American Greetings, Cl A (B)                          19,200             403
   AnnTaylor Stores * (B)                                 9,450             410
   Arctic Cat                                             3,100              60
   ArvinMeritor (B)                                      38,500             662
   Autoliv (B)                                           17,900           1,013
   Autonation *                                          10,115             217
   Bally Technologies * (B)                              17,300             285
   Bandag                                                 6,900             252
   Barnes & Noble                                        23,000             839
   Beazer Homes USA (B)                                   6,200             284
   Belo, Cl A                                            15,000             234
   Big Lots *                                            10,800             184
   Blockbuster, Cl A                                      5,900              29
   Blount International *                                 2,300              28
   Blue Nile * (B)                                          600              19
   Blyth                                                  2,700              50
   Bob Evans Farms                                          800              24
   Borders Group                                         16,200             299
   BorgWarner (B)                                        16,600           1,081
   Bright Horizons Family Solutions * (B)                13,300             501
   Brookfield Homes                                       1,100              36
   Brunswick (B)                                         19,400             645
   Buckle                                                   700              29
   Build-A-Bear Workshop * (B)                           19,200             413
   Building Material Holding                              1,600              45
   Cabela's, Cl A * (B)                                   2,400              46
   Callaway Golf                                          2,200              29
   Carmax *                                               2,200              78
   Carter's * (B)                                        28,400             751
   Catalina Marketing                                     1,300              37
   Cato, Cl A (B)                                        30,950             800
   Champion Enterprises *                                 3,700              41
   Charlotte Russe Holding *                              6,900             165
   Charming Shoppes *                                     1,700              19
   Cheesecake Factory *                                   1,300              35
   Cherokee                                                 900              37
   Chipotle Mexican Grill, Cl A *                           500              30
   Circuit City Stores                                    4,100             112
   Citadel Broadcasting                                   3,200              28
   CKX * (B)                                             21,900             297
   Claire's Stores (B)                                    2,600              66
   Coach * (B)                                           19,200             574
   Coldwater Creek *                                      1,350              36
   Columbia Sportswear * (B)                              2,100              95
   Corinthian Colleges * (B)                             22,500             323
   CROCS * (B)                                           20,600             518
   Dana                                                  61,100             166
   Dick's Sporting Goods * (B)                              800              32
   Dollar Tree Stores *                                   4,700             125
   Domino's Pizza (B)                                    30,670             759
   Dover Motorsports                                     19,800             116
   Drew Industries *                                        900              29
   DSW, Cl A * (B)                                        1,600              58
   Emmis Communications, Cl A *                           1,800              28
   Entercom Communications                                1,100              29
   Ethan Allen Interiors (B)                                700              26

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Expedia *                                                  1    $         --
   Finish Line, Cl A                                     15,000             177
   Fisher Communications *                                  600              25
   Foot Locker                                           15,400             377
   Four Seasons Hotels (B)                                8,600             528
   Fred's                                                 1,700              23
   GameStop, Cl A * (B)                                   2,303              97
   Gaylord Entertainment *                               14,500             633
   Getty Images * (B)                                       500              32
   Golf Galaxy * (B)                                      7,800             105
   Goodyear Tire & Rubber * (B)                          36,400             404
   GSI Commerce *                                         2,700              37
   GTECH Holdings (B)                                     3,700             129
   Gymboree *                                            18,315             637
   Handleman (B)                                         13,300             108
   Harman International Industries                       12,000           1,024
   Haverty Furniture                                      2,000              31
   Hibbett Sporting Goods * (B)                          23,500             562
   IHOP                                                   1,900              91
   Insight Enterprises *                                  2,000              38
   Interactive Data                                         900              18
   Isle of Capri Casinos *                                1,100              28
   ITT Educational Services *                               700              46
   Jakks Pacific *                                       16,800             338
   Jarden * (B)                                          21,600             658
   Jo-Ann Stores * (B)                                   20,900             306
   Jones Apparel Group (B)                               23,022             732
   K-Swiss, Cl A                                          1,100              29
   K2 *                                                  28,700             314
   Kellwood                                               1,000              29
   Kerzner International * (B)                            1,900             151
   La-Z-Boy                                               2,000              28
   Lamar Advertising, Cl A * (B)                          1,400              75
   Landry's Restaurants (B)                              18,800             610
   Laureate Education *                                   4,800             205
   Leapfrog Enterprises * (B)                            21,100             213
   Levitt, Cl A                                           1,000              16
   LKQ * (B)                                             12,375             235
   Lodgenet Entertainment *                                 800              15
   Lodgian *                                              1,100              16
   Martha Stewart Living Omnimedia,
      Cl A * (B)                                          8,900             149
   Matthews International, Cl A                           3,400             117
   McClatchy, Cl A                                        1,900              76
   Media General, Cl A                                    1,900              80
   Meredith                                               1,700              84
   Meritage Homes *                                       8,100             383
   Mestek *                                               2,100              35
   Morningstar *                                          4,900             203
   Nautilus                                               1,800              28
   NetFlix * (B)                                          1,100              30
   New York *                                             2,900              28
   Nutri/System * (B)                                    10,785             670
   NVR * (B)                                              1,600             786
   O'Reilly Automotive *                                  1,600              50
   OfficeMax                                              8,600             350
   Orient-Express Hotels, Cl A                            8,400             326
   Panera Bread, Cl A * (B)                               6,600             444
   Pantry * (B)                                           8,955             515
   Payless Shoesource *                                   2,900              79
   Penn National Gaming *                                 9,100             353
   PEP Boys - Manny Moe & Jack (B)                        2,400              28
   Petco Animal Supplies *                               12,500             255
   PetSmart (B)                                          14,600             374
   PF Chang's China Bistro * (B)                          9,700             369
   Phillips-Van Heusen                                   26,220           1,001
   Pier 1 Imports (B)                                    39,100             273


--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Polaris Industries                                       300    $         13
   Polo Ralph Lauren                                     20,600           1,131
   Pool (B)                                               9,300             406
   Priceline.com * (B)                                    9,635             288
   ProQuest * (B                                         14,000             172
   Quiksilver * (B)                                     110,600           1,347
   Radio One, Cl D *                                      7,300              54
   RadioShack (B)                                        27,400             384
   Rare Hospitality International *                       1,000              29
   RC2 *                                                  1,000              39
   Red Robin Gourmet Burgers *                            1,600              68
   Regal Entertainment Group, Cl A (B)                    1,300              26
   Regis (B)                                             11,100             395
   Rent-A-Center *                                        3,700              92
   Ross Stores                                            1,200              34
   Ruby Tuesday                                             800              20
   Ryland Group (B)                                       8,200             357
   Saks * (B)                                            23,300             377
   Sauer-Danfoss                                            900              23
   Scholastic * (B)                                      11,000             286
   Scientific Games, Cl A *                                 700              25
   Select Comfort * (B)                                   1,350              31
   Service International                                  3,400              28
   Sharper Image * (B)                                    2,300              26
   Shuffle Master * (B)                                   7,525             247
   Six Flags *                                            5,200              29
   Skyline                                                  600              26
   Snap-On                                                5,200             210
   Sonic * (B)                                           21,900             455
   Sonic Automotive                                      13,900             308
   Sotheby's Holdings, Cl A *                             6,930             182
   Stage Stores                                           2,600              86
   Stamps.com * (B)                                      12,880             358
   Station Casinos (B)                                    2,400             163
   Stein Mart                                             3,900              58
   Strayer Education                                        300              29
   Stride Rite (B)                                       38,900             513
   Talbots                                               11,296             208
   Technical Olympic USA (B)                             10,550             151
   Tempur-Pedic International * (B)                       2,300              31
   Texas Roadhouse, Cl A *                                5,100              69
   Thor Industries                                          600              29
   Tiffany                                                1,000              33
   Tim Hortons * (B)                                      1,000              26
   Tractor Supply *                                       5,200             287
   Triarc, Cl A (B)                                       6,300             103
   Triarc, Cl B                                           1,200              19
   Tuesday Morning                                        3,400              45
   Under Armour, Cl A * (B)                              19,900             848
   Unifi *                                                6,900              20
   United Auto Group (B)                                    600              13
   Vail Resorts *                                         1,400              52
   Valassis Communications * (B)                          9,500             224
   VF                                                     8,200             557
   Visteon * (B)                                         47,300             341
   Volcom *                                                 900              29
   Warnaco Group *                                       19,800             370
   WCI Communities *                                      1,400              28
   Weight Watchers International                         21,900             895
   Westwood One                                           8,500              64
   Wet Seal, Cl A * (B)                                  20,000              98
   Whirlpool                                              8,500             703
   Williams-Sonoma (B)                                    1,500              51
   Winnebago Industries                                     900              28
   WMS Industries *                                       1,500              41
   Wynn Resorts * (B)                                     7,000             513
   Yankee Candle                                          1,100              28

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Zale *                                                 1,000    $         24
                                                                   ------------
                                                                         44,262
                                                                   ------------
CONSUMER STAPLES -- 2.2%
   American Italian Pasta, Cl A (B)                       6,300              54
   BJ's Wholesale Club *                                 10,200             289
   Boston Beer, Cl A *                                      800              23
   Casey's General Stores                                   900              22
   Chattem *                                              1,400              43
   Chiquita Brands International                         11,800             163
   Church & Dwight (B)                                    4,600             168
   Dean Foods *                                          11,100             413
   Delta & Pine Land                                      2,100              62
   Gold Kist *                                            4,200              56
   Hain Celestial Group *                                33,590             865
   Lance                                                  1,800              41
   Molson Coors Brewing, Cl B                            13,400             910
   Nash Finch (B)                                        11,300             241
   NBTY *                                                 1,200              29
   Pathmark Stores *                                     19,300             182
   PepsiAmericas (B)                                     30,100             665
   Pilgrim's Pride                                        8,000             206
   Playtex Products *                                     3,500              36
   Prestige Brands Holdings *                             4,600              46
   Ralcorp Holdings *                                     1,100              47
   Rite Aid * (B)                                         6,700              28
   Spectrum Brands *                                      3,300              43
   Supervalu (B)                                         37,700           1,157
   TreeHouse Foods *                                      1,400              33
   Tyson Foods, Cl A                                      2,400              36
   United Natural Foods * (B)                            15,165             501
   Universal                                              6,600             246
   Village Super Market                                   1,700             111
   WD-40                                                    900              30
   Weis Markets                                             500              21
   Wild Oats Markets *                                    1,800              35
                                                                   ------------
                                                                          6,802
                                                                   ------------
ENERGY -- 6.0%
   Arch Coal                                              1,600              68
   Atwood Oceanics * (B)                                    600              30
   Berry Petroleum, Cl A                                  3,400             113
   Bristow Group *                                        1,800              65
   Cameron International * (B)                           17,200             822
   CARBO Ceramics (B)                                     1,050              52
   Carrizo Oil & Gas *                                      900              28
   Consol Energy                                          1,600              75
   Core Laboratories *                                    4,400             269
   Delek US Holdings                                      1,800              27
   Delta Petroleum * (B)                                  2,000              34
   Dresser-Rand Group *                                   6,000             141
   Dril-Quip * (B)                                        6,960             574
   Energy Partners *                                      2,400              45
   ENSCO International                                    5,300             244
   EOG Resources                                            800              55
   EXCO Resources *                                      36,700             418
   FMC Technologies *                                    12,590             849
   Forest Oil *                                           1,700              56
   Foundation Coal Holdings                               3,800             178
   General Maritime (B)                                     700              26
   Global Industries * (B)                               40,900             683
   Goodrich Petroleum *                                   7,300             207
   Grant Prideco * (B)                                   16,100             720
   Grey Wolf * (B)                                        2,400              18
   Grupo TMM ADR, Cl A *                                 28,500             116
   Gulfmark Offshore * (B)                                1,000              26

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Hanover Compressor * (B)                               1,700    $         32
   Harvest Natural Resources * (B)                        2,600              35
   Helix Energy Solutions Group * (B)                    26,800           1,082
   Hercules Offshore *                                      900              32
   Hess (B)                                              25,800           1,364
   Holly (B)                                              6,130             295
   Hornbeck Offshore Services *                             700              25
   Houston Exploration *                                  6,000             367
   Hydril *                                                 600              47
   Input/Output * (B)                                    34,400             325
   Lone Star Technologies *                                 500              27
   Mariner Energy *                                       1,374              25
   Massey Energy                                         13,379             482
   Maverick Tube * (B)                                   10,365             655
   National Oilwell Varco *                               2,100             133
   NS Group * (B)                                        21,195           1,167
   Occidental Petroleum                                   1,428             146
   Oceaneering International *                            1,000              46
   Oil States International *                               700              24
   Parallel Petroleum *                                   1,200              30
   Parker Drilling *                                      2,500              18
   Patterson-UTI Energy                                   9,000             255
   Peabody Energy                                         2,400             134
   Petroleum Development *                                  800              30
   Pioneer Drilling *                                     1,800              28
   Plains Exploration & Production *                      1,600              65
   Range Resources                                        2,200              60
   RPC                                                    2,250              55
   Southwestern Energy *                                 21,600             673
   Stone Energy * (B)                                    12,100             563
   Superior Energy Services *                             1,100              37
   Swift Energy *                                        23,300           1,000
   Tesoro (B)                                            16,300           1,212
   Tetra Technologies *                                   1,500              45
   Ultra Petroleum *                                      3,100             184
   Universal Compression Holdings *                         500              32
   Verasun Energy * (B)                                  16,700             438
   Veritas DGC * (B)                                     14,000             722
   W-H Energy Services *                                    900              46
   Warren Resources *                                     2,300              33
   Whiting Petroleum *                                    1,000              42
   World Fuel Services                                    8,735             399
                                                                   ------------
                                                                         18,349
                                                                   ------------
FINANCIALS -- 18.1%
   1st Source                                               400              14
   A.G. Edwards                                           7,500             415
   Acadia Realty Trust+                                   1,200              28
   Accredited Home Lenders
   Holding * (B)                                         11,600             555
   Advance America Cash Advance Centers                   2,000              35
   Affiliated Managers Group * (B)                       31,530           2,740
   Agree Realty+                                          1,700              58
   Alexander's+ *                                           100              27
   Alexandria Real Estate Equities+                       4,300             381
   Alfa                                                   1,200              20
   AllianceBernstein Holding                              5,800             355
   Allied Capital (B)                                       800              23
   AMB Property+                                          3,900             197
   AmCOMP *                                              38,900             410
   Amcore Financial                                       1,600              47
   American Financial Group (B)                          22,200             952
   American Home Mortgage
      Investment+                                           800              29
   American National Insurance                              500              65
   AmeriCredit * (B)                                     28,600             799

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   AmerUs Group (B)                                      10,400    $        609
   Amvescap ADR (B)                                      26,700             494
   Annaly Mortgage Management+ (B)                        3,400              44
   Anthracite Capital+                                    2,300              28
   Apartment Investment &
      Management, Cl A +                                    300              13
   Arrow Financial                                          618              17
   Ashford Hospitality Trust+                             1,600              20
   Aspen Insurance Holdings                              18,400             429
   Asset Acceptance Capital *                             2,200              44
   Astoria Financial (B)                                 24,300             740
   BancFirst                                                700              31
   BancorpSouth (B)                                      23,200             632
   Bank Mutual                                            1,700              21
   Bank of Hawaii                                         6,300             312
   BankAtlantic Bancorp, Cl A                             1,900              28
   Bankunited Financial, Cl A                             9,020             275
   Bear Stearns                                           7,000             981
   BioMed Realty Trust+                                     800              24
   Boston Private Financial Holdings                     15,600             435
   Brandywine Realty Trust+                               3,183             102
   BRE Properties, Cl A+                                    400              22
   Calamos Asset Management, Cl A                         9,900             287
   Capital Lease Funding+                                 2,500              29
   Capital One Financial                                  1,210             103
   Capital Trust, Cl A+                                     500              18
   CapitalSource+ (B)                                    22,962             539
   Capitol Federal Financial (B)                            300              10
   CarrAmerica Realty+                                    3,300             147
   Cathay General Bancorp                                   500              18
   CB Richard Ellis Group, Cl A * (B)                    23,010             573
   CentraCore Properties Trust+                           2,200              54
   Central Pacific Financial                              8,700             337
   Charter Financial                                      1,100              43
   CIT Group (B)                                          6,400             335
   City National (B)                                     12,400             807
   Clifton Savings Bancorp                                9,700             105
   Colonial BancGroup (B)                                58,000           1,489
   Colonial Properties Trust+ (B)                           400              20
   Columbia Equity Trust+                                 1,600              25
   Commerce Bancorp (B)                                     700              25
   Commerce Bancshares (B)                               13,792             690
   Community Banks (B)                                      735              19
   Compass Bancshares                                     9,400             523
   CompuCredit * (B)                                      3,000             115
   Corporate Office Properties Trust+                     9,200             387
   Cousins Properties+                                    4,100             127
   Crawford, Cl B                                        16,500             118
   Crescent Real Estate Equities+                         1,000              19
   Cullen/Frost Bankers                                   6,400             367
   Deerfield Triarc Capital +                             3,200              42
   Delphi Financial Group, Cl A                             600              22
   DiamondRock Hospitality+                               1,600              24
   Doral Financial                                        4,400              28
   Downey Financial (B)                                     500              34
   Duke Realty+                                             900              32
   E*Trade Financial * (B)                              101,715           2,321
   East West Bancorp                                     11,100             421
   EastGroup Properties+                                    400              19
   Eaton Vance (B)                                       14,800             369
   Education Realty Trust+                                1,800              30
   Endurance Specialty Holdings                          14,600             467
   Entertainment Properties Trust+                          600              26
   Equity Lifestyle Properties+                             700              31
   Extra Space Storage+ (B)                               3,600              58
   Federal Agricultural Mortgage,
      Cl C (B)                                           17,000             471

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Federal Realty Investment Trust+                         300    $         21
   Financial Federal                                      1,000              28
   Financial Institutions                                 2,200              46
   First American (B)                                    18,100             765
   First Bancorp Puerto Rico                              3,100              29
   First Busey (B)                                          900              18
   First Charter                                          3,100              76
   First Commonwealth Financial (B)                       4,800              61
   First Financial Bancorp                                4,200              63
   First Financial Bankshares (B)                         1,500              55
   First Marblehead (B)                                   1,300              74
   First Midwest Bancorp                                  7,300             271
   First Niagara Financial Group                         39,600             555
   First Potomac Realty Trust+                              800              24
   FNB (Pennsylvania)                                     8,300             131
   FNB (Virginia)                                           400              15
   Friedman Billings Ramsey Group,
      Cl A+ (B)                                          10,200             112
   Fulton Financial (B)                                   9,450             150
   Getty Realty+                                          4,400             125
   Glacier Bancorp                                          900              26
   Glenborough Realty Trust+                              1,500              32
   Glimcher Realty Trust+ (B)                             4,900             122
   Global Signal+                                           200               9
   GMH Communities Trust+                                 2,500              33
   Gramercy Capital+                                      1,000              26
   Greenhill (B)                                          9,800             595
   Hancock Holding                                          500              28
   Hanover Insurance Group (B)                           32,100           1,523
   Harleysville Group                                       400              13
   Highland Hospitality+                                  3,100              44
   Highwoods Properties+                                    600              22
   Home Bancshares *                                     11,300             257
   HomeBanc+                                              3,200              25
   Horace Mann Educators                                  3,500              59
   Hospitality Properties Trust+                         11,100             488
   Host Hotels & Resorts+ (B)                            24,800             542
   Hudson City Bancorp (B)                                5,600              75
   Huntington Bancshares                                 33,000             778
   IMPAC Mortgage Holdings+                               2,600              29
   IndyMac Bancorp                                        2,600             119
   Inland Real Estate+                                    7,000             104
   Innkeepers USA Trust+                                  1,500              26
   International Bancshares                               4,100             113
   Investors Financial Services (B)                       4,300             193
   Irwin Financial (B)                                    3,600              70
   Janus Capital Group                                    1,300              23
   Jefferies Group                                       16,000             474
   Kilroy Realty+                                           400              29
   Knight Capital Group, Cl A *                           2,300              35
   Lakeland Bancorp (B)                                   1,155              18
   LandAmerica Financial Group                           13,800             891
   LaSalle Hotel Properties+                                700              32
   Lazard, Cl A (B)                                       2,500             101
   Leucadia National                                      1,000              29
   Luminent Mortgage Capital+ (B)                         3,800              35
   Macerich+                                              5,500             386
   MAF Bancorp                                              600              26
   Maguire Properties+                                      600              21
   Markel *                                                 500             173
   Marshall & Ilsley                                      2,145              98
   Max Re Capital                                         2,000              44
   MFA Mortgage Investments+                              4,000              28
   MGIC Investment                                        5,700             370
   Mid-America Apartment
      Communities+                                        1,300              72
   Mid-State Bancshares                                     900              25
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Move *                                                87,500    $        479
   Nara Bancorp                                             900              17
   Nasdaq Stock Market * (B)                             17,405             520
   National Financial Partners                           14,200             629
   National Health Investors+                             1,300              35
   National Health Realty+                                1,600              30
   National Penn Bancshares (B)                           3,500              70
   National Retail Properties +                           1,200              24
   Nationwide Financial Services, Cl A                   19,500             860
   Nationwide Health Properties+ (B)                        400               9
   Navigators Group *                                       800              35
   NBT Bancorp                                            3,100              72
   New Century Financial+ (B)                            13,300             608
   New Plan Excel Realty Trust+                          13,700             338
   Newcastle Investment+                                  1,000              25
   NorthStar Realty Finance+ *                           10,300             124
   Northwest Bancorp                                      1,100              29
   Nuveen Investments, Cl A (B)                          25,700           1,106
   OceanFirst Financial                                   1,700              38
   Old National Bancorp (B)                              15,500             310
   Old Republic International (B)                        31,875             681
   One Liberty Properties+                                1,500              28
   optionsXpress Holdings * (B)                           1,200              28
   Parkway Properties+                                      600              27
   PartnerRe                                                700              45
   Piper Jaffray *                                       16,300             998
   Platinum Underwriters Holdings                        11,200             313
   Popular (B)                                           23,100             444
   Post Properties+                                         600              27
   ProAssurance * (B)                                     9,370             451
   PS Business Parks+                                     1,400              83
   Radian Group                                          17,400           1,075
   RAIT Investment Trust+                                 1,100              32
   Ramco-Gershenson Properties+                           1,000              27
   Rayonier+                                              2,850             108
   Realty Income+                                         7,400             162
   Republic Bancorp                                      10,600             131
   Saul Centers+                                          1,300              53
   Seacoast Banking of Florida                              900              24
   Shurgard Storage Centers, Cl A+                        1,200              75
   South Financial Group                                    400              11
   Sovereign Bancorp (B)                                  3,345              68
   Sovran Self Storage+ (B)                               1,100              56
   Spirit Finance+                                        2,200              25
   Stancorp Financial Group                               8,800             448
   Sterling Bancshares                                    1,500              28
   Sterling Financial, Washington Shares                 21,700             662
   Stewart Information Services *                        10,500             381
   Strategic Hotels & Resorts+ (B)                       39,100             811
   Sun Communities+ (B)                                   3,900             127
   Sunstone Hotel Investors+                              5,300             154
   SVB Financial Group * (B)                             21,900             996
   Tanger Factory Outlet Centers+                           900              29
   TCF Financial (B)                                     35,300             934
   TD Banknorth (B)                                       5,495             162
   Technology Investment Capital                          4,500              66
   Tejon Ranch *                                          2,100              86
   Texas Regional Bancshares, Cl A                          330              13
   Toronto-Dominion Bank                                  1,294              66
   Triad Guaranty *                                         600              29
   Trizec Properties+ (B)                                 7,000             200
   Trustmark                                                700              22
   U-Store-It Trust+                                      6,100             115
   Umpqua Holdings                                       25,300             649
   UnionBanCal (B)                                       14,300             924
   United Bankshares                                     13,100             480
   United Community Banks                                   700              21

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   United Dominion Realty Trust+                            700    $         20
   Universal American Financial *                         3,400              45
   Universal Health Realty Income
      Trust+                                                300               9
   UnumProvident (B)                                     39,200             711
   Valley National Bancorp                                4,620             119
   Ventas+                                                1,400              47
   Virginia Financial Group (B)                             500              21
   Waddell & Reed Financial, Cl A                         1,000              21
   Washington Federal                                     1,800              42
   Washington Mutual                                      2,762             126
   Washington Real Estate Investment
      Trust+                                              1,600              59
   Webster Financial (B)                                  3,200             152
   WesBanco                                               1,500              46
   Westfield Financial                                      800              23
   Whitney Holding                                        1,200              42
   Wilmington Trust                                       1,900              80
   Wilshire Bancorp                                         700              13
   Winston Hotels+                                       26,500             325
   Wintrust Financial                                    11,600             590
   Zions Bancorporation                                     250              19
                                                                   ------------
                                                                         55,298
                                                                   ------------
HEALTH CARE -- 11.7%
   Abaxis *                                               2,200              49
   Accelrys *                                            33,100             236
   Adolor *                                               1,700              43
   Affymetrix * (B)                                      15,500             397
   Align Technology * (B)                                 5,100              38
   Alkermes *                                             1,300              25
   Allscripts Healthcare Solutions *                      1,700              30
   Alpharma, Cl A (B)                                    23,100             555
   American Medical Systems
      Holdings * (B)                                      6,000             100
   Amylin Pharmaceuticals * (B)                           2,400             118
   Anadys Pharmaceuticals *                              29,800              87
   Analogic                                                 500              23
   Andrx *                                                1,500              35
   Applera - Applied Biosystems Group                     3,700             120
   Applera - Celera Genomics
      Group * (B)                                        32,100             416
   Arrow International                                      600              20
   Barr Pharmaceuticals *                                17,000             811
   Beckman Coulter                                        8,100             450
   Biosite *                                              1,200              55
   Bruker BioSciences *                                   4,400              24
   Cambrex (B)                                           18,800             392
   Candela *                                              1,600              25
   Centene *                                              1,000              24
   Cephalon * (B)                                        30,400           1,827
   Cerner * (B)                                             400              15
   Chemed                                                 2,100             115
   Community Health Systems * (B)                        13,100             481
   Conmed *                                               1,300              27
   Connetics *                                            2,200              26
   Conor Medsystems *                                     1,000              28
   Cooper (B)                                             9,800             434
   Covance *                                                500              31
   Cubist Pharmaceuticals * (B)                          60,120           1,514
   CV Therapeutics * (B)                                 56,700             792
   Cyberonics *                                           2,000              43
   Cytyc *                                                1,500              38
   Dade Behring Holdings (B)                             13,100             545
   DaVita *                                               9,600             477
   Dendreon * (B)                                        55,300             268
   Depomed * (B)                                         43,500             255

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Discovery Laboratories * (B)                          18,900    $         39
   Diversa *                                             10,400             100
   DJO *                                                 10,000             368
   Edwards Lifesciences *                                 4,000             182
   Emdeon *                                               9,900             123
   Endo Pharmaceuticals Holdings *                       26,100             861
   Enzon Pharmaceuticals * (B)                            2,600              20
   eResearch Technology * (B)                            46,400             422
   ev3 * (B)                                              2,795              41
   Exelixis *                                             2,800              28
   Express Scripts * (B)                                  8,800             631
   Fisher Scientific International * (B)                 12,900             942
   Flamel Technologies ADR * (B)                          7,500             139
   Foxhollow Technologies *                               1,400              38
   Gen-Probe *                                              700              38
   Genesis HealthCare *                                   7,900             374
   Geron * (B)                                            4,200              29
   Health Net *                                           5,300             239
   HealthSpring *                                        22,400             420
   Healthways * (B)                                       9,075             478
   Henry Schein *                                           300              14
   Hillenbrand Industries                                   600              29
   Hologic * (B)                                         23,835           1,176
   Humana *                                                 300              16
   ICOS * (B)                                               800              18
   ICU Medical *                                            700              30
   Idenix Pharmaceuticals *                               3,200              30
   Ide   Laboratories *                                     500              38
   ImClone Systems * (B)                                    700              27
   Immucor * (B)                                         25,275             486
   Integra LifeSciences Holdings *                          600              23
   Intermagnetics General * (B)                           3,900             105
   Intralase *                                            1,700              28
   Intuitive Surgical *                                     500              59
   Inventiv Health *                                      9,415             271
   Inverness Medical Innovations *                        1,000              28
   Invitrogen * (B)                                      13,500             892
   Isis Pharmaceuticals *                                 4,100              25
   Kendle International *                                 8,315             305
   Kinetic Concepts * (B)                                10,200             450
   King Pharmaceuticals *                                22,600             384
   Kos Pharmaceuticals *                                  3,500             132
   KV Pharmaceutical, Cl A * (B)                          1,900              35
   LifePoint Hospitals *                                    800              26
   Ligand Pharmaceuticals, Cl B * (B)                     5,500              46
   Magellan Health Services * (B)                        19,700             893
   Manor Care                                             4,400             206
   Martek Biosciences * (B)                               1,300              38
   Medarex * (B)                                        115,600           1,111
   Medicines *                                            2,900              57
   Merit Medical Systems *                                2,500              34
   Metabasis Therapuetics *                               5,299              40
   MGI Pharma * (B)                                      33,200             714
   Micrus Endovascular *                                 29,000             350
   Millennium Pharmaceuticals *                           3,700              37
   Millipore *                                              500              31
   Mylan Laboratories                                     1,100              22
   Myriad Genetics * (B)                                 19,300             487
   Nastech Pharmaceutical * (B)                          42,200             667
   Nektar Therapeutics * (B)                              1,600              29
   Neurocrine Biosciences *                               9,200              98
   NuVasive *                                             1,600              29
   Nuvelo * (B)                                           2,300              38
   Odyssey HealthCare *                                   1,800              32
   Omnicare                                               3,500             166
   OSI Pharmaceuticals * (B)                              1,318              43
   Owens & Minor                                            700              20

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Parexel International * (B)                           11,200    $        323
   PDL BioPharma * (B)                                   28,500             525
   Pediatrix Medical Group * (B)                          6,580             298
   Per-Se Technologies *                                  9,600             242
   PerkinElmer                                            2,800              59
   Perrigo                                                1,300              21
   Pharmaceutical Product
      Development (B)                                    12,225             429
   Pharmacopeia Drug Discovery * (B)                     17,550              70
   Pharmion *                                             1,700              29
   PolyMedica                                             1,300              47
   Pozen * (B)                                            2,000              14
   PRA International *                                      600              13
   PSS World Medical *                                   19,165             338
   Psychiatric Solutions * (B)                           20,930             600
   Radiation Therapy Services *                          13,387             360
   Renovis * (B)                                          1,800              28
   Replidyne *                                            4,600              48
   Resmed *                                                 600              28
   Rigel Pharmaceuticals * (B)                           29,000             282
   Salix Pharmaceuticals *                                2,300              28
   Sciele Pharma * (B)                                   32,500             754
   SonoSite *                                               700              27
   Stereotaxis * (B)                                      1,900              21
   SurModics * (B)                                        1,725              62
   Symmetry Medical *                                     3,700              57
   Tanox * (B)                                            1,400              19
   Telik * (B)                                           66,800           1,102
   Thermo Electron * (B)                                    800              29
   Triad Hospitals *                                      9,000             356
   Trimeris * (B)                                         7,800              90
   Trizetto Group *                                       2,800              41
   United Surgical Partners
      International * (B)                                 3,850             116
   United Therapeutics * (B)                             13,100             757
   Universal Health Services, Cl B (B)                   22,600           1,136
   Valeant Pharmaceuticals International                  6,700             113
   Varian *                                                 700              29
   Varian Medical Systems * (B)                          10,515             498
   VCA Antech *                                             800              26
   Ventana Medical Systems *                              3,900             184
   Vertex Pharmaceuticals *                               1,100              40
   Viasys Healthcare *                                    1,400              36
   Vital Signs                                            1,000              50
   Vnus Medical Technologies *                            4,900              41
   Wright Medical Group *                                 2,900              61
   Zoll Medical *                                           900              29
                                                                   ------------
                                                                         35,772
                                                                   ------------
INDUSTRIALS -- 12.4%
   AAON                                                   1,000              26
   Actuant, Cl A (B)                                      1,500              75
   Adesa (B)                                             17,300             385
   Advisory Board *                                       1,200              58
   Airtran Holdings *                                     1,800              27
   Alaska Air Group *                                    14,500             572
   Albany International, Cl A (B)                        17,600             746
   Alliant Techsystems *                                    300              23
   Allied Waste Industries * (B)                         46,600             529
   American Ecology                                       1,100              29
   American Woodmark                                        800              28
   Ametek                                                   500              24
   AMR * (B)                                              1,800              46
   Angelica                                               1,400              25
   AO Smith                                              10,300             477
   Applied Industrial Technologies                        1,050              26
   Argon ST *                                             1,100              29

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Arkansas Best (B)                                      7,800    $        392
   Armor Holdings *                                         400              22
   Baldor Electric                                        2,100              66
   Banta (B)                                             15,900             737
   BE Aerospace * (B)                                    25,905             592
   Briggs & Stratton (B)                                  8,900             277
   Brink's (B)                                           26,100           1,472
   Builders FirstSource *                                 1,500              31
   Casella Waste Systems, Cl A *                          1,500              20
   ChoicePoint *                                          1,000              42
   CNH Global (B)                                        14,100             337
   Coinstar *                                             1,200              29
   Compx International (B)                                7,200             129
   Continental Airlines, Cl B * (B)                      24,975             744
   Copart *                                              12,100             297
   Corporate Executive Board                                500              50
   CoStar Group *                                           400              24
   Covenant Transport, Cl A *                             1,500              23
   Crane                                                    100               4
   Cubic (B)                                             11,100             218
   Cummins (B)                                           11,600           1,418
   Curtiss-Wright                                         4,700             145
   Dollar Thrifty Automotive Group *                      1,200              54
   Donaldson                                                600              20
   DRS Technologies                                         236              11
   Dun & Bradstreet *                                       500              35
   Dynamic Materials (B)                                 17,500             590
   EGL *                                                    900              45
   Energy Conversion Devices * (B)                        3,700             135
   EnerSys *                                              2,400              50
   EnPro Industries *                                       800              27
   ESCO Technologies *                                    1,800              96
   Fastenal                                               1,200              48
   Flowserve * (B)                                        8,000             455
   Forward Air                                            1,200              49
   Franklin Electric                                        700              36
   Gardner Denver * (B)                                  17,360             668
   GATX (B)                                               3,600             153
   Genlyte Group * (B)                                    4,125             299
   Global Cash Access *                                  25,300             395
   Goodman Global *                                      13,500             205
   Goodrich                                              33,700           1,358
   Gorman-Rupp                                              800              21
   Graco                                                    500              23
   Granite Construction                                   7,200             326
   Harsco                                                 5,500             429
   Herman Miller                                         21,800             562
   Hexcel *                                               1,400              22
   HUB Group, Cl A *                                      1,200              29
   Hubbell, Cl B                                            600              29
   Huron Consulting Group                                 7,100             249
   IDEX                                                   7,300             345
   Infrasource Services *                                 1,600              29
   Insituform Technologies, Cl A *                        1,500              34
   Jacuzzi Brands *                                      13,700             121
   JB Hunt Transport Services                             9,200             229
   John H. Harland                                          200               9
   Joy Global (B)                                        27,645           1,440
   Kansas City Southern * (B)                            17,300             479
   Kennametal                                               500              31
   Kirby *                                                  800              32
   Knoll *                                               28,100             516
   Laidlaw International                                  8,700             219
   Lamson & Sessions * (B)                               10,880             309
   Landstar System *                                      2,300             109
   Lennox International (B)                               3,800             101
   Lincoln Electric Holdings                                500              31


--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   MAIR Holdings * (B)                                    5,300    $         33
   Manitowoc (B)                                          7,800             347
   Manpower                                                 700              45
   McDermott International *                              5,902             268
   McGrath Rentcorp                                       1,200              33
   Middleby                                                 300              26
   Milacron * (B)                                        54,160              54
   Monster Worldwide * (B)                                1,700              73
   Moog, Cl A *                                           2,300              79
   MSC Industrial Direct, Cl A (B)                       13,800             656
   Mueller Industries (B)                                24,300             803
   Navigant Consulting *                                  1,700              38
   Navistar International * (B)                          37,500             923
   NCI Building Systems *                                 4,190             223
   Nordson                                                  800              39
   Old Dominion Freight Line *                            1,050              39
   Orbital Sciences * (B)                                 7,700             124
   Oshkosh Truck (B)                                      2,300             109
   Pacer International *                                    800              26
   Pall (B)                                              28,100             787
   PAM Transportation Services * (B)                      1,500              43
   PGT*                                                   2,000              32
   PHH *                                                  1,200              33
   Pike Electric *                                        1,700              33
   Pre-Paid Legal Services                                  800              28
   Quanta Services * (B)                                  9,800             170
   RBC Bearings *                                        11,715             266
   Regal-Beloit (B)                                       8,800             389
   Republic Airways Holdings *                            2,900              49
   Resources Connection * (B)                            17,400             435
   Robbins & Myers (B)                                    7,700             201
   Robert Half International                              1,900              80
   RR Donnelley & Sons (B)                                4,300             137
   Ryder System (B)                                      27,200           1,589
   Skywest                                                1,000              25
   SPX                                                    8,000             448
   Stericycle *                                             500              33
   Tecumseh Products, Cl A (B)                           16,500             317
   Teledyne Technologies * (B)                           10,900             357
   TeleTech Holdings *                                    2,300              29
   Tetra Tech *                                           1,300              23
   Thomas & Betts * (B)                                   6,730             345
   Timken                                                15,200             509
   Toro                                                   1,400              65
   United Rentals * (B)                                  25,500             815
   Universal Forest Products (B)                         12,700             797
   USG * (B)                                              6,800             496
   UTI Worldwide                                         15,300             386
   Viad                                                   1,200              38
   Vicor                                                  1,400              23
   Wabtec (B)                                            19,955             746
   Walter Industries (B)                                 23,100           1,332
   Washington Group International *                      10,600             565
   Waste Industries USA                                   1,800              41
   Watson Wyatt Worldwide, Cl A                           1,300              46
   WESCO International *                                  7,700             531
   Williams Scotsman International *                     22,400             489
   Woodward Governor                                     14,600             445
                                                                   ------------
                                                                         37,758
                                                                   ------------
INFORMATION TECHNOLOGY -- 18.8%
   24/7 Real Media * (B)                                 49,100             431
   3Com *                                                31,900             163
   Activision * (B)                                      50,200             571
   Acxiom                                                 1,100              27
   Adaptec *                                              5,800              25
   Adobe Systems *                                          966              29

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Adtran (B)                                             2,700    $         61
   Advanced Digital Information *                         2,300              27
   Advent Software *                                      6,400             231
   Aeroflex *                                             2,100              24
   Agere Systems *                                        2,500              37
   Akamai Technologies *                                 32,430           1,174
   Alliance Semiconductor * (B)                          23,800              64
   Altera * (B)                                         106,100           1,862
   AMIS Holdings *                                        7,400              74
   Amphenol, Cl A                                         9,000             504
   Ansys * (B)                                            2,100             100
   aQuantive * (B)                                       40,700           1,031
   Ariba *                                                2,900              24
   Arris Group * (B)                                     19,300             253
   Arrow Electronics *                                    1,000              32
   Aspen Technology *                                    23,580             309
   Atheros Communications * (B)                           2,200              42
   Atmel *                                                5,200              29
   Autodesk *                                             1,000              34
   Avanex * (B)                                          58,000             102
   Avaya * (B)                                          149,600           1,708
   Avid Technology * (B)                                  4,800             160
   Avnet *                                               12,000             240
   Avocent *                                              1,600              42
   AVX                                                    4,600              73
   Axcelis Technologies *                                 5,300              31
   BEA Systems *                                          3,400              44
   BearingPoint * (B)                                    37,800             316
   Bel Fuse, Cl B                                           600              20
   BISYS Group *                                         27,600             378
   Black Box                                              6,200             238
   Blackbaud                                              1,300              29
   Blackboard *                                          10,500             304
   BMC Software *                                         4,800             115
   Brightpoint * (B)                                     17,550             237
   Brocade Communications Systems *                      72,300             444
   Brooks Automation * (B)                               73,900             872
   Cabot Microelectronics * (B)                           3,100              94
   CACI International, Cl A *                             3,000             175
   Cadence Design Systems * (B)                           2,600              45
   Ceridian *                                             4,500             110
   CheckFree * (B)                                       12,800             634
   Ciena * (B)                                           41,300             199
   Citrix Systems * (B)                                   2,300              92
   CNET Networks * (B)                                   79,400             634
   Cogent * (B)                                          26,300             396
   Cognex                                                   900              23
   Cognizant Technology Solutions,
      Cl A * (B)                                          3,700             249
   Coherent *                                               400              13
   CommScope * (B)                                       18,605             585
   Comtech Telecommunications *                           1,000              29
   Convergys *                                           22,500             439
   Cree * (B)                                            22,900             544
   CSG Systems International * (B)                       24,400             604
   Cymer * (B)                                            8,800             409
   Cypress Semiconductor * (B)                            3,500              51
   Daktronics                                             1,000              29
   DealerTrack Holdings *                                 1,300              29
   Diebold                                                  800              32
   Digital Insight *                                     16,375             561
   Digital River * (B)                                      800              32
   Digitas *                                              5,800              67
   Dionex *                                                 500              27
   Ditech Networks *                                      3,800              33
   Dolby Laboratories, Cl A *                             2,100              49
   DSP Group *                                            2,300              57

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   DST Systems *                                            800    $         48
   Dycom Industries *                                     3,700              79
   Earthlink * (B)                                       92,100             798
   Echelon * (B)                                          2,600              19
   eFunds *                                               1,400              31
   Electro Scientific Industries *                        1,000              18
   Electronics for Imaging *                             17,900             374
   Emulex *                                                 800              13
   Equinix * (B)                                            500              27
   Extreme Networks *                                     6,900              29
   F5 Networks * (B)                                      1,000              53
   Factset Research Systems                               8,700             411
   Fairchild Semiconductor
      International * (B)                                23,100             420
   FEI * (B)                                              2,200              50
   Fidelity National Information
      Services (B)                                          900              32
   Filenet *                                                700              19
   Flextronics International *                           83,300             885
   Flir Systems * (B)                                     7,700             170
   Formfactor * (B)                                       9,065             405
   Forrester Research *                                     900              25
   Foundry Networks * (B)                                25,200             269
   Gartner *                                              2,600              37
   Gevity HR                                              1,000              27
   Global Payments (B)                                      800              39
   Greenfield Online * (B)                                4,400              33
   Harris                                                   800              33
   Heartland Payment Systems *                            1,400              39
   Hutchinson Technology *                                1,300              28
   Hyperion Solutions *                                   5,600             155
   Identix *                                             29,700             208
   Imation                                                5,800             238
   InFocus * (B)                                         27,300              78
   Informatica * (B)                                     41,200             542
   Infospace *                                            1,500              34
   infoUSA                                                3,500              36
   Ingram Micro, Cl A *                                   1,200              22
   Interdigital Communications *                         15,000             524
   Internet Security Systems *                            1,700              32
   Intersil, Cl A (B)                                    27,600             642
   Intervideo *                                           2,200              21
   Intevac *                                              9,940             215
   Ipass *                                               19,200             108
   Iron Mountain *                                          800              30
   Ixia *                                                 4,400              40
   Jack Henry & Associates                               14,200             279
   Kanbay International *                                 4,800              70
   Keane *                                                4,200              52
   Kemet *                                               28,755             265
   Keynote Systems * (B)                                 26,300             271
   Lam Research * (B)                                     1,600              75
   Lattice Semiconductor * (B)                          199,700           1,234
   Lawson Software * (B)                                  3,400              23
   Leadis Technology *                                    4,500              25
   Littelfuse *                                             800              27
   LSI Logic * (B)                                       99,100             887
   Macrovision *                                          1,200              26
   Manhattan Associates *                                 9,600             195
   Mantech International, Cl A *                            900              28
   Mastec *                                               2,100              28
   MEMC Electronic Materials *                            1,700              64
   Mentor Graphics * (B)                                 31,200             405
   Methode Electronics                                   33,500             352
   Mettler Toledo International *                           400              24
   Microsemi * (B)                                       26,300             641
   MicroStrategy, Cl A *                                    300              29

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Midway Games *                                         3,800    $         31
   MoneyGram International                               10,015             340
   Motive * (B)                                          11,200              37
   MPS Group *                                            1,700              26
   MTS Systems                                              700              28
   Multi-Fineline Electronix * (B)                        1,600              53
   National Instruments                                   1,300              36
   NAVTEQ *                                               1,000              45
   Ness Technologies *                                    2,600              28
   Netgear *                                              1,300              28
   Netlogic Microsystems * (B)                           13,585             438
   Newport *                                              1,300              21
   NIC *                                                  3,700              27
   Novell *                                               4,200              28
   Novellus Systems *                                    21,500             531
   O2Micro International ADR *                           42,700             328
   ON Semiconductor *                                     4,000              24
   Openwave Systems * (B)                                18,000             208
   Opsware *                                              3,500              29
   Palm * (B)                                             1,200              19
   Parametric Technology * (B)                           19,200             244
   Paxar *                                                3,100              64
   Pericom Semiconductor *                                2,100              17
   Perot Systems, Cl A * (B)                             37,900             549
   Photronics *                                           2,800              41
   Pixelworks * (B)                                      98,100             268
   Plantronics                                            1,300              29
   Plexus *                                               1,200              41
   PMC - Sierra *                                        24,100             227
   Polycom * (B)                                        145,800           3,196
   PowerDsine *                                          19,000             137
   QLogic *                                               1,800              31
   Quantum * (B)                                        103,200             270
   Quest Software *                                       1,300              18
   Rackable Systems * (B)                                16,485             651
   RADWARE *                                             10,200             131
   Rambus * (B)                                           1,900              43
   RealNetworks * (B)                                     3,700              40
   Red Hat * (B)                                         14,600             342
   Redback Networks * (B)                                 4,900              90
   Reynolds & Reynolds, Cl A                             10,900             334
   RF Micro Devices * (B)                               171,600           1,024
   Rofin-Sinar Technologies *                               500              29
   RSA Security * (B)                                     2,900              79
   S1 *                                                   3,900              19
   Sabre Holdings, Cl A                                  15,700             345
   Salesforce.com * (B)                                  37,505           1,000
   Sanmina-SCI *                                          6,800              31
   Sapient *                                              5,700              30
   Satyam Computer Services ADR * (B)                    16,600             550
   Scansource *                                           1,200              35
   Seachange International * (B)                         30,900             215
   Seagate Technology (B)                                18,759             425
   Silicon Image *                                        3,800              41
   Silicon Laboratories *                                   700              25
   Sirf Technology Holdings *                             3,000              97
   Skyworks Solutions * (B)                             166,700             919
   Solectron * (B)                                      217,100             742
   Sonic Solutions *                                     24,000             396
   Startek                                                5,200              78
   Supertex * (B)                                           900              36
   Sybase * (B)                                          13,200             256
   Sycamore Networks *                                   11,300              46
   Synopsys *                                            39,500             741
   Syntel                                                 2,100              43
   Talx                                                   1,300              28

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Tech Data *                                            1,900    $         73
   Technitrol                                             1,200              28
   Tekelec * (B)                                         31,000             383
   Tektronix                                                800              24
   Tellabs * (B)                                         34,200             455
   Teradyne * (B)                                        64,600             900
   Tessera Technologies *                                   900              25
   THQ * (B)                                             37,400             808
   TIBCO Software * (B)                                 123,100             868
   Transaction Systems Architects *                         700              29
   Trident Microsystems * (B)                            34,700             659
   Trimble Navigation *                                     700              31
   Triquint Semiconductor *                               5,800              26
   Ultratech * (B)                                       13,000             205
   Unica *                                               39,200             388
   Unisys * (B)                                          76,600             481
   United Online                                         29,300             352
   Utstarcom * (B)                                       36,000             280
   Valueclick *                                           1,400              21
   Varian Semiconductor Equipment
      Associates *                                        1,450              47
   Veeco Instruments *                                    1,600              38
   VeriFone Holdings * (B)                               15,990             487
   Viasat *                                                 900              23
   Vishay Intertechnology *                              55,500             873
   WatchGuard Technologies *                             21,500              87
   Wavecom ADR *                                         12,300             135
   Western Digital * (B)                                 53,700           1,064
   Wind River Systems * (B)                              93,100             829
   Witness Systems *                                     16,900             341
   Zoran * (B)                                            5,900             144
                                                                   ------------
                                                                         57,490
                                                                   ------------
MATERIALS -- 5.0%
   Airgas                                                15,100             562
   Albemarle                                              2,400             115
   Allegheny Technologies (B)                            11,700             810
   Aptargroup (B)                                         7,400             367
   Balchem                                               16,800             378
   Ball                                                  16,900             626
   Cabot                                                  1,400              48
   Calgon Carbon (B)                                      6,500              40
   Caraustar Industries *                                 2,500              22
   Carpenter Technology                                   3,270             378
   Coeur d'Alene Mines * (B)                              5,200              25
   Commercial Metals                                      9,900             254
   Compass Minerals International                         1,100              27
   Constar International * (B)                           16,800              65
   Crown Holdings *                                      37,000             576
   Cytec Industries (B)                                  14,300             767
   Deltic Timber                                            500              28
   Eastman Chemical (B)                                   8,500             459
   FMC                                                   16,400           1,056
   Glatfelter                                             1,500              24
   Greif, Cl A                                              400              30
   H.B. Fuller                                              800              35
   Headwaters * (B)                                       4,200             107
   Hercules * (B)                                        36,300             554
   International Flavors & Fragrances                       500              18
   Louisiana-Pacific                                     12,000             263
   Lubrizol (B)                                          14,300             570
   MacDermid                                                900              26
   Martin Marietta Materials (B)                          9,240             842
   MeadWestvaco (B)                                      14,800             413
   Metal Management                                         700              21
   Mosaic * (B)                                           6,500             102
   Neenah Paper *                                           800              24

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   NL Industries *                                        2,700    $         29
   NN                                                     2,200              27
   Owens-Illinois *                                      40,200             674
   Packaging of America                                     900              20
   PolyOne *                                             37,100             326
   Quanex (B)                                            19,125             824
   Reliance Steel & Aluminum (B)                          5,405             448
   Rexam ADR (B)                                          4,542             224
   Rinker Group ADR (B)                                   1,200              73
   Rock-Tenn, Cl A                                       31,200             498
   Royal Gold (B)                                           900              25
   Schnitzer Steel Industries, Cl A (B)                     300              11
   Schweitzer-Mauduit International                       1,300              28
   Sealed Air *                                             600              31
   Sensient Technologies                                  2,500              52
   Sigma-Aldrich (B)                                      2,900             211
   Silgan Holdings                                          800              30
   Smurfit-Stone Container *                             50,200             549
   Steel Dynamics (B)                                     6,900             454
   Stillwater Mining *                                    4,800              61
   Symyx Technologies *                                  22,300             539
   Terra Industries * (B)                                11,800              75
   United States Steel (B)                                6,400             449
   Valhi                                                  1,400              34
   Wausau Paper                                           4,400              55
                                                                   ------------
                                                                         15,379
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.2%
   Alaska Communications Systems
      Group                                               2,300              29
   Amdocs * (B)                                          30,600           1,120
   American Tower, Cl A *                                 5,315             165
   Broadwing * (B)                                        4,200              44
   Cbeyond * (B)                                          1,500              33
   CenturyTel (B)                                        19,200             713
   Commonwealth Telephone
      Enterprises                                         3,100             103
   Crown Castle International *                           2,700              93
   CT Communications                                      2,000              46
   General Communication, Cl A *                          1,800              22
   IDT, Cl B *                                            2,100              29
   Iowa Telecommunications Services *                     1,600              30
   NII Holdings *                                           800              45
   North Pittsburgh Systems                               1,200              33
   Orckit Communications * (B)                           17,500             179
   Price Communications *                                 3,800              64
   SBA Communications, Cl A *                            28,530             746
   Ubiquitel *                                            5,200              54
   Valor Communications Group (B)                         2,200              25
                                                                   ------------
                                                                          3,573
                                                                   ------------
UTILITIES -- 3.7%
   AGL Resources                                          2,500              95
   Allegheny Energy * (B)                                 1,500              56
   Allete (B)                                             6,900             327
   Avista (B)                                            26,200             598
   Black Hills                                            6,100             209
   Cascade Natural Gas                                    4,900             103
   CenterPoint Energy (B)                                37,800             472
   CH Energy Group                                        1,700              82
   Cleco                                                 14,800             344
   CMS Energy * (B)                                      51,400             665
   Constellation Energy Group                             7,700             420
   DPL                                                    2,300              62
   Duquesne Light Holdings                                2,300              38
   Dynegy, Cl A * (B)                                     4,200              23


--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                               Shares/Face Amount  Market Value
Description                                    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
   El Paso Electric                                       2,000    $         40
   Empire District Electric (B)                           1,100              23
   Energen                                                4,800             184
   EnergySouth                                              800              25
   ITC Holdings * (B)                                     9,300             247
   Laclede Group                                          1,500              52
   MDU Resources Group (B)                               27,450           1,005
   MGE Energy                                             2,200              68
   National Fuel Gas                                      2,400              84
   New Jersey Resources                                     900              42
   Nicor (B)                                              7,200             299
   Northeast Utilities (B)                                4,000              83
   Northwest Natural Gas                                  1,300              48
   NorthWestern                                           4,600             158
   NRG Energy *                                           9,500             458
   Ormat Technologies (B)                                 3,900             149
   Otter Tail                                             2,200              60
   Peoples Energy (B)                                       600              22
   Pepco Holdings                                           500              12
   Pinnacle West Capital (B)                             12,700             507
   PNM Resources                                         19,100             477
   PPL                                                   18,200             588
   Puget Energy                                          16,000             344
   Reliant Energy *                                       8,300              99
   Sempra Energy (B)                                     15,100             687
   Southern Union (B)                                    17,300             468
   Southwest Gas                                          1,000              31
   TECO Energy (B)                                       31,100             465
   UGI                                                   34,500             849
   UIL Holdings                                             500              28
   Vectren                                                  700              19
   Wisconsin Energy                                       4,100             165
                                                                   ------------
                                                                         11,280
                                                                   ------------
Total Common Stock
   (Cost $242,300) ($ Thousands)                                        285,963
                                                                   ------------

COMMERCIAL PAPER (C) (E) -- 19.5%

FINANCIALS -- 19.5%
   Ajax Bambino
     5.220%, 07/12/06                              $      5,000           4,992
   Bavaria TRR
     5.191%, 07/03/06                                     5,000           4,999
   Brahms Funding
     5.347%, 07/07/06                                     4,000           3,996
   Harwood Street Funding I
     5.158%, 07/14/06                                     1,800           1,797
   Harwood Street Funding II
     5.355%, 07/05/06                                     3,000           2,998
   Ivory Funding
     5.397%, 08/03/06                                     4,000           3,980
   Main Street Warehouse Funding
     5.353%, 07/28/06                                     4,000           3,984
   Mica Funding LLC
     5.273%, 07/19/06                                     2,000           1,995
     5.174%, 07/05/06                                     3,000           2,998
   Mortgage Interest Networking Trust
     5.346%, 07/06/06                                     5,000           4,996
   Ocala
     5.372%, 07/28/06                                     4,000           3,984
     5.220%, 07/11/06                                     1,000             999
   Park Sienna LLC
     5.153%, 07/17/06                                     4,700           4,689

--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rheingold Securities
     5.327%, 07/20/06                              $      4,000    $      3,989
   Strand Capital
     5.335%, 07/17/06                                     4,000           3,991
   Von Karman Funding
     5.263%, 07/06/06                                     5,000           4,996
                                                                   ------------
Total Commercial Paper
   (Cost $59,383) ($ Thousands)                                          59,383
                                                                   ------------

CORPORATE OBLIGATIONS (C) (F) -- 9.0%

FINANCIALS -- 9.0%
   Banco Santander
     5.395%, 07/22/11                                     2,000           2,000
   Beta Finance MTN
     5.358%, 05/10/07                                     3,000           3,000
   Cheyne Finance LLC MTN
     5.363%, 04/16/07                                     4,000           3,999
   K2 LLC MTN
     5.145%, 04/18/07                                     1,000           1,000
   Liberty Lighthouse US Capital MTN
     5.073%, 03/01/07                                     5,000           4,999
   Links Finance LLC MTN
     5.393%, 05/21/07                                     3,000           3,000
   Premier Asset Collateralization LLC
     5.303%, 04/25/07                                     3,500           3,500
   Sigma Finance MTN
     5.140%, 04/18/07                                     4,000           4,000
   Wachovia Bank
     5.423%, 05/22/07                                     2,000           2,000
                                                                   ------------
Total Corporate Obligations
   (Cost $27,498) ($ Thousands)                                          27,498
                                                                   ------------

CASH EQUIVALENTS ** -- 6.8%
   Barclays Global Investors Funds,
      Prime Money Market Fund,
      5.04% (C)                                           5,000               5
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% ++               18,383,055          18,383
   The Reserve Funds, Primary Fund,
      Cl 8, 5.23% (C)                                 2,498,299           2,498
                                                                   ------------
Total Cash Equivalents
   (Cost $20,886) ($ Thousands)                                          20,886
                                                                   ------------

ASSET-BACKED SECURITIES (C) (F) -- 0.7%

MORTGAGE RELATED SECURITIES -- 0.7%
   Lothian Mortgages Master Issue
     Trust, Ser 2006-1A, Cl A1
     5.350%, 01/24/28                                     2,000           2,000
                                                                   ------------
Total Asset-Backed Securities
   (Cost $2,000) ($ Thousands)                                            2,000
                                                                   ------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
     4.545%, 08/24/06                                       657             653
                                                                   ------------
Total U.S. Treasury Obligation
   (Cost $653) ($ Thousands)                                                653
                                                                   ------------

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
                                                  NUMBER OF
                                                  WARRANTS
WARRANTS -- 0.0%
   Washington Mutual,
      Expires 12/26/50 * (D)                            100,700    $         22
                                                                   ------------
Total Warrants
   (Cost $26) ($ Thousands)                                                  22
                                                                   ------------

REPURCHASE AGREEMENTS (C) (G) -- 14.7%

Bank of America
   5.230%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $14,006,102 (collateralized by a
   U.S. Government Obligation, par value
   $17,484,732, 5.000%, 03/01/35; with
   total market value $14,280,000)                 $     14,000          14,000
Barclays Capital
   5.150%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $6,002,575 (collateralized by a
   U.S. Government Obligation, par value
   $6,314,000, 5.500%, 12/22/15; with
   total market value $6,120,490)                         6,000           6,000
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $7,003,033 (collateralized by a
   U.S. Government Obligation, par value
   $7,296,782, 5.550%, 04/15/45; with
   total market value $7,140,000)                         7,000           7,000
Goldman Sachs
   5.290%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $10,004,408 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $1,116,414-$10,367,011, 5.000%,
   08/01/35; with total market value
   $10,200,001)                                          10,000          10,000
Merrill Lynch
   5.220%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $8,003,480 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $3,000-$870,000,
   0.000%, 10/01/11-10/01/43; with total
   market value $8,161,102)                               8,000           8,000
                                                                   ------------
Total Repurchase Agreements
   (Cost $45,000) ($ Thousands)                                          45,000
                                                                   ------------

Total Investments -- 144.5%
   (Cost $397,746) ($ Thousands)@                                  $    441,405
                                                                   ============

--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
-----------------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
Type of                                              Number of          Expiration                  Appreciation
Contract                                             Contracts             Date                     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                               131           September 2006               $         351
S&P 400 Index E-MINI                                    106           September 2006                         219
                                                                                                   --------------
                                                                                                   $         570
                                                                                                   ==============

Percentages are based on Net Assets of $305,448 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $133,785 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $136,384 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(G) Tri-Party Repurchase Agreement

ADR -- American Depository Receipt
Cl -- Class
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

@ At June 30, 2006, the tax basis cost of the Fund's investments was $397,746 ($ Thousands), and the unrealized appreciation and depreciation were $57,690 ($ Thousands) and $(14,031) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%

CONSUMER DISCRETIONARY -- 15.7%
  1-800 Contacts * (B)                                   72,000    $      1,080
  1-800-FLOWERS.COM, Cl A                                65,900             380
  Advo (B)                                              148,604           3,657
  Aftermarket Technology *                               87,186           2,167
  American Axle & Manufacturing
     Holdings (B)                                        44,850             767
  American Greetings, Cl A (B)                           78,671           1,653
  Applebee's International (B)                          140,068           2,692
  Arctic Cat                                             98,800           1,928
  ArvinMeritor (B)                                      365,100           6,276
  Bally Technologies * (B)                              170,193           2,803
  Bandag (B)                                             11,300             413
  Belo, Cl A                                             69,988           1,092
  Bob Evans Farms                                         9,500             285
  Brinker International                                  25,424             923
  Brown Shoe                                             62,000           2,113
  Building Material Holding (B)                          66,400           1,851
  Catalina Marketing                                     18,200             518
  Cato, Cl A                                             69,000           1,784
  Claire's Stores                                        39,760           1,014
  Cooper Tire & Rubber (B)                               64,354             717
  Corinthian Colleges * (B)                             177,100           2,543
  Courier                                                29,477           1,180
  CSK Auto * (B)                                        171,423           2,052
  Dana (B)                                              469,200           1,271
  Deckers Outdoor *                                       3,200             123
  Directed Electronics *                                104,207           1,367
  Ethan Allen Interiors                                  77,800           2,844
  Finish Line, Cl A                                     155,144           1,835
  Foot Locker                                            60,628           1,485
  Furniture Brands International (B)                    212,100           4,420
  Gaylord Entertainment * (B)                            80,900           3,530
  Genesco *                                              20,000             677
  Group 1 Automotive (B)                                 67,100           3,780
  Handleman (B)                                          51,600             421
  Interface, Cl A *                                     112,281           1,286
  Jack in the Box * (B)                                  23,300             913
  Jakks Pacific * (B)                                   107,600           2,162
  Jarden * (B)                                           77,050           2,346
  Jo-Ann Stores * (B)                                   163,600           2,397
  Journal Communications, Cl A                           63,700             716
  Journal Register *                                     99,600             892
  K2 * (B)                                              107,900           1,180
  Kellwood (B)                                          135,500           3,966
  Kimball International, Cl B                            35,700             704
  La-Z-Boy (B)                                           98,700           1,382
  Landry's Restaurants                                   57,400           1,863
  Leapfrog Enterprises * (B)                            177,900           1,797
  Lodgian *                                              12,500             178
  Lone Star Steakhouse & Saloon                           6,600             173
  M/I Homes                                               2,300              81
  Marvel Entertainment * (B)                            133,700           2,674
  MDC Holdings (B)                                       16,380             851
  Media General, Cl A                                    20,500             859
  Men's Wearhouse                                        27,579             836
  Modine Manufacturing                                   21,300             498
  Movie Gallery (B)                                     194,000           1,205
  Multimedia Games * (B)                                 48,600             492
  OfficeMax                                              42,300           1,724
  Orient-Express Hotels, Cl A                            61,100           2,373
  Outdoor Channel Holdings *                             83,100             858
  PEP Boys - Manny Moe & Jack (B)                        73,400             861
  Petco Animal Supplies * (B)                           241,600           4,936
  Phillips-Van Heusen                                    77,200           2,946

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  Pier 1 Imports (B)                                    276,600    $      1,931
  Progressive Gaming International
     * (B)                                              101,900             795
  ProQuest *                                            195,400           2,401
  Quiksilver * (B)                                      190,800           2,324
  RadioShack (B)                                        204,800           2,867
  RC2 *                                                  45,600           1,763
  Regal Entertainment Group, Cl A
  (B)                                                   104,500           2,123
  Regis (B)                                             116,808           4,160
  Rent-A-Center * (B)                                   167,100           4,154
  Ryan's Restaurant Group *                             158,300           1,885
  Ryland Group                                           19,800             863
  Saks * (B)                                             74,700           1,208
  Scholastic * (B)                                      118,800           3,085
  Shiloh Industries *                                     4,200              63
  Sinclair Broadcast Group, Cl A                         63,200             541
  Six Flags * (B)                                        98,600             554
  Sonic Automotive                                       37,800             838
  Stage Stores                                           54,250           1,790
  Starwood Hotels & Resorts
     Worldwide (B)                                      140,900           8,502
  Steinway Musical Instruments *                          4,700             115
  Superior Industries International
  (B)                                                   155,700           2,848
  Talbots (B)                                            67,485           1,245
  Tenneco * (B)                                          33,000             858
  Trans World Entertainment * (B)                        58,300             421
  Tuesday Morning (B)                                   114,700           1,508
  Tupperware Brands                                      47,200             929
  Unifirst                                               55,534           1,916
  United Auto Group (B)                                  67,800           1,447
  Vail Resorts * (B)                                     73,600           2,731
  Valassis Communications * (B)                         193,493           4,564
  Visteon * (B                                          370,700           2,673
  Warnaco Group *                                        96,300           1,799
  WCI Communities * (B)                                  68,600           1,382
  Westwood One                                           71,800             538
  World Wrestling Entertainment                         113,400           1,915
  Xerium Technologies                                    26,100             246
  Zale * (B)                                            209,000           5,035
                                                                   ------------
                                                                        178,807
                                                                   ------------
CONSUMER STAPLES -- 3.1%
  BJ's Wholesale Club * (B)                             108,900           3,087
  Casey's General Stores                                 69,913           1,748
  Chattem * (B)                                          51,600           1,567
  Chiquita Brands International                         182,700           2,518
  Corn Products International                            70,055           2,144
  Delta & Pine Land                                      45,600           1,341
  Gold Kist * (B)                                       152,500           2,039
  Hain Celestial Group * (B)                            114,200           2,942
  JM Smucker                                             28,369           1,268
  Lancaster Colony                                       30,300           1,196
  Longs Drug Stores                                      32,400           1,478
  Molson Coors Brewing, Cl B                             61,900           4,202
  Pathmark Stores *                                     130,400           1,227
  Performance Food Group * (B)                            5,900             179
  Premium Standard Farms                                  6,400             104
  Ralcorp Holdings * (B)                                 32,012           1,361
  Ruddick                                                18,100             444
  Sanderson Farms (B)                                   134,700           3,770
  Spartan Stores                                         86,600           1,267
  Universal (B)                                          26,300             979
  Weis Markets                                           24,500           1,009
                                                                   ------------
                                                                         35,870
                                                                   ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 6.3%
  Atlas America *                                        32,099    $      1,438
  Berry Petroleum, Cl A                                  62,018           2,056
  Cabot Oil & Gas (B)                                    41,600           2,038
  Callon Petroleum *                                     65,600           1,269
  CARBO Ceramics (B)                                     20,500           1,007
  Cimarex Energy (B)                                    111,300           4,786
  Comstock Resources * (B)                               66,100           1,974
  Dresser-Rand Group *                                   46,800           1,099
  Energy Partners * (B)                                 127,500           2,416
  Forest Oil *                                           52,050           1,726
  Foundation Coal Holdings                               19,800             929
  Global Industries * (B)                               191,200           3,193
  Goodrich Petroleum * (B)                               36,301           1,031
  Grupo TMM ADR, Cl A *                                 190,100             774
  Harvest Natural Resources * (B)                       137,700           1,864
  Holly                                                  22,300           1,075
  Input/Output * (B)                                    211,800           2,001
  Lone Star Technologies * (B)                           58,000           3,133
  Mariner Energy *                                      119,120           2,188
  Massey Energy                                          68,434           2,464
  Maverick Tube * (B)                                    12,700             803
  OMI (B)                                                53,100           1,150
  Plains Exploration & Production * (B)                  82,619           3,349
  Rosetta Resources * (B)                                90,000           1,496
  SEACOR Holdings * (B)                                  30,600           2,512
  St. Mary Land & Exploration (B)                       132,600           5,337
  Stone Energy *                                         94,900           4,418
  Superior Energy Services *                             46,500           1,576
  Swift Energy * (B)                                    125,830           5,402
  Tesoro                                                  8,800             654
  Transmontaigne *                                       67,600             758
  W&T Offshore (B)                                       44,900           1,746
  W-H Energy Services *                                  55,630           2,828
  Whiting Petroleum *                                    29,208           1,223
                                                                   ------------
                                                                         71,713
                                                                   ------------
FINANCIALS -- 26.1%
  Acadia Realty Trust+                                   58,700           1,388
  Advanta, Cl B                                          21,800             784
  Affirmative Insurance Holdings                         11,400             178
  AMB Property+                                          44,600           2,255
  American Equity Investment Life
  Holding (B)                                            87,967             938
  American Home Mortgage
  Investment+ (B)                                        42,800           1,578
  Ameris Bancorp                                          1,700              39
  AmerUs Group (B)                                       24,900           1,458
  Anchor Bancorp Wisconsin                               26,600             803
  Annaly Mortgage Management+                           192,800           2,470
  Anthracite Capital+                                    66,300             806
  Arbor Realty Trust+                                    59,370           1,487
  Archstone-Smith Trust+                                116,700           5,937
  Ashford Hospitality Trust+                              9,800             124
  Aspen Insurance Holdings                              119,800           2,790
  Assured Guaranty                                       96,900           2,458
  AvalonBay Communities+                                 32,700           3,617
  BancFirst                                              14,200             635
  BancorpSouth                                          103,438           2,819
  Bank Mutual (B)                                       147,212           1,799
  BankAtlantic Bancorp, Cl A                            132,367           1,964
  Bankunited Financial, Cl A (B)                         93,400           2,851
  Boston Private Financial Holdings (B)                  87,600           2,444
  Boston Properties+                                     68,200           6,165
  Brandywine Realty Trust+                               16,500             531
  Capital of the West                                     4,000             128

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  Capital Southwest (B)                                  18,900    $      1,974
  Capital Trust, Cl A+                                   12,700             452
  Capitol Bancorp (B)                                    15,300             596
  Cardinal Financial                                     89,350           1,038
  Cash America International                             68,700           2,198
  Cathay General Bancorp (B)                             61,800           2,248
  Central Pacific Financial (B)                          46,100           1,784
  Chemical Financial (B)                                 30,400             930
  Citizens Banking (B)                                   42,800           1,045
  City Bank                                               2,000              93
  City Holding                                           13,800             499
  CNA Surety *                                           18,600             321
  Colonial Properties Trust+ (B)                         23,800           1,176
  Columbia Bancorp                                          900              23
  Columbia Banking System                                23,100             863
  Commerce Group                                         47,200           1,394
  Community Bank System                                  23,400             472
  Community Trust Bancorp                                 7,290             255
  CompuCredit * (B)                                      45,500           1,749
  Corporate Office Properties Trust+                     33,400           1,405
  Corus Bankshares (B)                                   99,200           2,597
  Cousins Properties+                                    32,500           1,005
  Crawford, Cl B                                          5,500              39
  Crescent Real Estate Equities+                          2,600              48
  Delphi Financial Group, Cl A (B)                       53,700           1,953
  DiamondRock Hospitality+(H)                            56,400             835
  DiamondRock Hospitality+                               15,500             230
  Direct General                                         23,500             398
  Eagle Hospitality Properties Trust+                    94,700             912
  Education Realty Trust+                               181,115           3,016
  Entertainment Properties Trust+                        22,500             969
  Equity Inns+                                           99,300           1,644
  Equity One+                                            91,283           1,908
  Equity Residential+                                   112,800           5,046
  Farmers Capital Bank                                      700              23
  FBL Financial Group, Cl A                              16,900             548
  Federal Agricultural Mortgage,
     Cl C (B)                                            40,400           1,119
  FelCor Lodging Trust+                                 149,500           3,250
  First American                                         85,100           3,597
  First Community Bancorp                                24,600           1,453
  First Financial Bancorp                               117,268           1,748
  First Financial Bankshares                              7,300             267
  First Industrial Realty Trust+                         56,200           2,132
  First Merchants (B)                                    20,100             489
  First Midwest Bancorp                                  73,700           2,733
  First Niagara Financial Group                          88,100           1,235
  FirstFed Financial * (B)                               42,700           2,462
  FirstMerit                                             74,500           1,560
  Flagstar Bancorp                                       40,900             653
  Flushing Financial                                     30,600             550
  Fpic Insurance Group *                                 25,800           1,000
  Frontier Financial (B)                                  9,700             330
  GAMCO Investors, Cl A                                  41,400           1,522
  General Growth Properties+ (B)                        191,470           8,628
  Gramercy Capital+                                      10,800             280
  Great Southern Bancorp                                  2,200              67
  Greater Bay Bancorp                                    97,200           2,794
  Greene County Bancshares                                1,400              43
  Hancock Holding                                        31,200           1,747
  Hanmi Financial                                        62,700           1,219
  Hanover Insurance Group                                78,300           3,716
  Harbor Florida Bancshares                               6,200             230
  Harleysville Group                                      6,900             219
  Heritage Commerce *                                     8,100             201
  Heritage Property Investment Trust+                     6,000             210
  Highland Hospitality+                                  93,800           1,321


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  Hilb Rogal & Hobbs                                    166,700    $      6,213
  Horace Mann Educators                                  84,037           1,424
  Host Hotels & Resorts+                                449,455           9,830
  HRPT Properties Trust+ (B)                             99,500           1,150
  Hub International                                      94,200           2,469
  Independent Bank                                        5,659             149
  Innkeepers USA Trust+                                 318,216           5,499
  Intervest Bancshares *                                 22,800             923
  IPC Holdings                                           42,600           1,050
  Irwin Financial                                        31,000             601
  ITLA Capital *                                          7,500             394
  Kimco Realty+                                         219,600           8,013
  Lakeland Financial                                      4,200             102
  LandAmerica Financial Group                            11,000             711
  LaSalle Hotel Properties+                              28,100           1,301
  Liberty Property Trust+                                36,800           1,627
  LTC Properties+                                        38,300             856
  Luminent Mortgage Capital+                             44,000             407
  Macerich+                                              35,900           2,520
  MAF Bancorp                                            21,400             917
  MainSource Financial Group                              9,485             165
  Max Re Capital                                         42,200             922
  Mercantile Bank (B)                                     5,265             210
  Mid-State Bancshares                                   14,800             414
  National Financial Partners                            65,800           2,916
  National Health Investors+                             20,100             540
  National Retail Properties + (B)                       44,400             886
  Navigators Group *                                      9,400             412
  NBT Bancorp                                            48,900           1,136
  Novastar Financial+ (B)                                12,200             386
  Ocwen Financial Corporation *                           3,700              47
  Odyssey Re Holdings (B)                                30,600             806
  Old National Bancorp                                   26,100             521
  Omega Healthcare Investors+                            40,700             538
  Oriental Financial Group                               32,500             415
  Pacific Capital Bancorp                                18,166             565
  Pennsylvania Real Estate
     Investment Trust+ (B)                               41,500           1,675
  PFF Bancorp                                            17,750             589
  Pico Holdings *                                        65,000           2,096
  Piper Jaffray * (B)                                    90,600           5,546
  Placer Sierra Bancshares (B)                           11,700             271
  Platinum Underwriters Holdings (B)                    135,668           3,796
  PMI Group                                              32,700           1,458
  Preferred Bank                                          4,500             241
  Premierwest Bancorp (B)                                 8,400             121
  Presidential Life                                      32,900             809
  ProAssurance *                                         52,695           2,539
  Prologis+                                              48,000           2,502
  Prosperity Bancshares                                  27,800             914
  Provident Bankshares                                   25,200             917
  Provident Financial Holdings                            5,100             153
  PS Business Parks+                                     47,300           2,791
  Public Storage+                                        42,000           3,188
  Rainier Pacific Financial Group                        35,376             656
  RAIT Investment Trust+                                 30,600             894
  Regency Centers+                                       54,100           3,362
  RenaissanceRe Holdings                                 40,100           1,943
  Republic Bancorp (B)                                  110,900           1,374
  Safety Insurance Group                                  4,000             190
  Saul Centers+                                          27,200           1,109
  Selective Insurance Group (B)                          10,500             587
  Senior Housing Properties Trust+                       23,400             419
  Sierra Bancorp                                            800              21
  Signature Bank * (B)                                   54,928           1,779
  Simmons First National, Cl A                            4,800             139
  Simon Property Group+ (B)                             111,600           9,256

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  South Financial Group                                  62,258    $      1,644
  Southwest Bancorp                                      15,300             390
  Spirit Finance+                                        30,700             346
  Sterling Financial, Washington Shares                 143,800           4,387
  Sterling Financial, Pennsylvania Shares                12,325             270
  Stewart Information Services *                        154,400           5,606
  Strategic Hotels & Resorts+                           163,900           3,399
  Sunstone Hotel Investors+                              28,800             837
  Susquehanna Bancshares                                 51,800           1,238
  Taylor Capital Group                                   65,600           2,677
  Thomas Properties Group                                59,200             696
  TierOne                                                15,100             510
  Tompkins Trustco (B)                                    3,388             146
  Trico Bancshares                                        6,800             186
  Trustmark                                              55,300           1,713
  U-Store-It Trust+                                      11,700             221
  UMB Financial                                          77,698           2,590
  Umpqua Holdings                                        71,500           1,834
  United Bankshares                                      15,000             549
  Ventas+ (B)                                           148,100           5,018
  Virginia Financial Group                                3,300             139
  Vornado Realty Trust+ (B)                              50,100           4,887
  Washington Federal                                     29,370             681
  WesBanco                                               22,900             710
  West Coast Bancorp                                      9,600             283
  Westamerica Bancorporation (B)                         24,600           1,205
  Windrose Medical Properties Trust+                     17,400             254
  Winston Hotels+                                        98,014           1,201
  Wintrust Financial (B)                                 44,500           2,263
  WR Berkley                                             61,837           2,110
  WSFS Financial                                         18,889           1,161
  Zenith National Insurance                              85,250           3,382
                                                                   ------------
                                                                        297,810
                                                                   ------------
HEALTH CARE -- 6.7%
  Accelrys *                                            296,500           2,114
  Albany Molecular Research *                            37,600             402
  Alpharma, Cl A                                        152,100           3,656
  America Service Group *                                50,600             785
  AMN Healthcare Services *                             214,800           4,360
  Amsurg * (B)                                           62,200           1,415
  Anadys Pharmaceuticals *                               26,100              76
  Analogic                                               26,600           1,240
  Andrx *                                               107,500           2,493
  Applera - Celera Genomics Group
    * (B)                                               210,000           2,720
  Bio-Rad Laboratories, Cl A * (B)                       12,500             812
  Biosite *                                               2,000              91
  Cambrex (B)                                           129,000           2,687
  CNS                                                    44,862           1,099
  Community Health Systems *                             61,800           2,271
  Conmed *                                              184,900           3,827
  Cooper (B)                                             76,900           3,406
  Cross Country Healthcare *                            169,000           3,074
  Datascope                                              34,800           1,073
  Discovery Laboratories * (B)                          115,500             241
  Diversa *                                              24,300             235
  DJO *                                                 135,300           4,983
  Enzon Pharmaceuticals * (B)                            58,100             438
  Flamel Technologies ADR * (B)                          44,000             813
  Genesis HealthCare *                                   30,000           1,421
  Greatbatch * (B)                                       74,100           1,749
  HealthTronics * (B)                                    86,500             662
  Invacare                                                7,700             192
  Magellan Health Services * (B)                         98,100           4,445
  Medical Staffing Network Holdings *                  169,300             845

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  Molecular Devices * (B)                                23,600    $        721
  Myriad Genetics * (B)                                 104,300           2,634
  National Dentex *                                      72,396           1,680
  Neurocrine Biosciences * (B)                           51,200             543
  Orthofix International *                               31,432           1,199
  Owens & Minor                                          35,113           1,004
  Parexel International *                                91,767           2,647
  Per-Se Technologies * (B)                             108,600           2,735
  Perrigo (B)                                            37,000             596
  Pharmacopeia Drug Discovery *                         142,250             569
  PolyMedica                                             10,600             381
  PRA International * (B)                                46,086           1,026
  Radiation Therapy Services *                           63,191           1,700
  Res-Care *                                             74,297           1,486
  Triad Hospitals * (B)                                  23,438             928
  Universal Health Services, Cl B (B)                    26,900           1,352
  Valeant Pharmaceuticals
     International (B)                                   34,000             575
  Viropharma * (B)                                       39,500             341
  Zoll Medical *                                         20,100             658
                                                                   ------------
                                                                         76,400
                                                                   ------------
INDUSTRIALS -- 14.1%
  ABX Air *                                              98,600             596
  Accuride *                                             60,600             756
  Acuity Brands (B)                                      78,949           3,072
  Adesa                                                  95,600           2,126
  AGCO * (B)                                             62,000           1,632
  Alaska Air Group *                                     56,600           2,231
  Albany International, Cl A (B)                         84,000           3,561
  Amerco * (B)                                           15,600           1,570
  American Commercial Lines * (B)                        16,800           1,012
  AO Smith                                               82,300           3,815
  Apogee Enterprises                                     79,290           1,166
  Applied Industrial Technologies                        19,125             465
  Arkansas Best (B)                                      10,200             512
  Banta                                                  68,177           3,159
  Belden CDT (B)                                         78,790           2,604
  BlueLinx Holdings                                      48,700             635
  Briggs & Stratton (B)                                  21,037             654
  Brink's                                               104,500           5,895
  Builders FirstSource *                                 61,200           1,246
  CDI                                                    19,200             557
  CIRCOR International                                   47,860           1,459
  Clean Harbors * (B)                                    28,990           1,169
  CNH Global                                             52,560           1,257
  Commercial Vehicle Group *                             58,000           1,199
  Consolidated Graphics *                                16,100             838
  Copart *                                               62,600           1,537
  Crane (B)                                              10,900             453
  Cubic                                                  84,300           1,653
  DiamondCluster International *                        215,600           1,708
  EnPro Industries *                                     27,200             914
  Esterline Technologies *                               14,900             620
  Federal Signal (B)                                     98,768           1,495
  Flanders * (B)                                        171,344           1,719
  Flowserve * (B)                                        41,500           2,361
  Freightcar America (B)                                 23,100           1,282
  GATX (B)                                               25,600           1,088
  Geo Group *                                            19,700             690
  Global Power Equipment Group * (B)                    132,100             420
  Goodman Global *                                       70,600           1,072
  Griffon * (B)                                          81,191           2,119
  Hudson Highland Group *                               100,800           1,088
  IKON Office Solutions (B)                             112,700           1,420
  Insituform Technologies, Cl A * (B)                    41,099             941
  John H. Harland                                        63,600           2,767

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  K&F Industries Holdings *                              56,300    $        998
  Kadant *                                               72,273           1,662
  Kansas City Southern *                                162,908           4,513
  Kaydon (B)                                            124,036           4,628
  Korn/Ferry International * (B)                         75,600           1,481
  Lennox International                                  105,700           2,799
  Mesa Air Group * (B)                                   58,800             579
  Milacron *                                            427,835             428
  Mueller Industries                                     41,000           1,354
  Navistar International * (B)                          197,200           4,853
  Nordson                                                23,000           1,131
  Orbital Sciences *                                     86,000           1,388
  Pall (B)                                              168,400           4,715
  PAM Transportation Services *                          13,600             393
  PGT*                                                   15,000             237
  PHH *                                                   8,400             231
  Pike Electric *                                        80,900           1,558
  Power-One *                                            25,200             166
  Robbins & Myers                                       110,220           2,881
  Ryder System                                           76,100           4,446
  School Specialty * (B)                                 67,223           2,141
  SCS Transportation *                                    9,200             253
  Simpson Manufacturing (B)                              30,200           1,089
  SIRVA *                                                59,200             383
  Skywest                                                33,800             838
  Sourcecorp *                                           31,300             776
  Spherion *                                             58,400             533
  TAL International Group *                              13,100             316
  Tecumseh Products, Cl A                               130,400           2,504
  Teledyne Technologies *                                97,853           3,206
  Tetra Tech * (B)                                      228,370           4,051
  United Rentals * (B)                                   18,700             598
  United Stationers * (B)                                40,600           2,002
  Universal Forest Products                              66,000           4,140
  US Xpress Enterprises, Cl A *                          22,900             619
  USA Truck *                                            19,800             353
  Volt Information Sciences *                             1,900              89
  Wabash National                                       119,900           1,842
  Walter Industries (B)                                  80,800           4,658
  Washington Group International *                       72,200           3,851
  Waste Connections *                                    68,500           2,493
  Watson Wyatt Worldwide, Cl A                          324,091          11,389
  Watts Water Technologies, Cl A (B)                     31,600           1,060
  WESCO International *                                  14,025             968
  Woodward Governor                                      42,000           1,281
  YRC Worldwide * (B)                                     3,695             156
                                                                   ------------
                                                                        160,563
                                                                   ------------
INFORMATION TECHNOLOGY -- 14.0%
  Actel *                                                80,000           1,148
  Actuate *                                             149,300             603
  Advanced Digital Information *                         42,700             503
  Advanced Energy Industries *                           37,200             493
  Aeroflex *                                            196,936           2,298
  Agilysys                                               90,500           1,629
  Alliance Semiconductor *                              326,000             883
  Altiris *                                             112,900           2,037
  Amkor Technology * (B)                                121,600           1,150
  Andrew * (B)                                           91,700             812
  Arris Group *                                         117,792           1,545
  Aspen Technology *                                     28,400             373
  Asyst Technologies *                                  106,300             800
  Avanex * (B)                                          457,800             806
  Avnet * (B)                                            86,896           1,740
  Avocent *                                              60,286           1,583
  BearingPoint * (B)                                    297,400           2,489
  Bel Fuse, Cl B                                          7,100             233


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  BISYS Group *                                         218,687    $      2,996
  Black Box                                              66,557           2,551
  Borland Software *                                    154,200             814
  Brocade Communications Systems
    * (B)                                               704,300           4,324
  CACI International, Cl A * (B)                         31,200           1,820
  Ciber *                                               276,400           1,821
  Coherent * (B)                                         88,109           2,972
  CommScope * (B)                                        27,000             848
  Conexant Systems * (B)                                 96,200             241
  CSG Systems International * (B)                       232,200           5,745
  CTS                                                    36,000             536
  Cymer * (B)                                            26,300           1,222
  Dycom Industries * (B)                                 60,200           1,282
  Earthlink * (B)                                       822,100           7,119
  Electronics for Imaging *                              80,400           1,679
  Emulex *                                                5,500              89
  Fairchild Semiconductor International
     * (B)                                              130,200           2,366
  Filenet * (B)                                          43,500           1,171
  Flir Systems * (B)                                     59,900           1,321
  Foundry Networks * (B)                                156,100           1,664
  Global Imaging Systems *                               27,300           1,127
  Imation                                                63,500           2,607
  InFocus *                                             214,700             614
  Internet Security Systems * (B)                        18,000             339
  Ipass *                                                21,600             121
  Keane *                                               194,800           2,435
  Keynote Systems *                                     173,200           1,786
  Komag * (B)                                            66,100           3,053
  Kulicke & Soffa Industries *                           32,100             238
  Lawson Software * (B)                                 582,200           3,901
  LeCroy *                                               40,400             580
  Lightbridge *                                          29,800             386
  Littelfuse *                                           64,964           2,233
  LTX * (B)                                             263,500           1,847
  Magma Design Automation *                             127,600             938
  Manhattan Associates * (B)                            148,400           3,011
  Mattson Technology * (B)                               80,900             790
  McData, Cl A * (B)                                    127,600             521
  Mentor Graphics * (B)                                  78,700           1,022
  Methode Electronics                                    98,200           1,032
  Mettler Toledo International *                         34,874           2,112
  MKS Instruments * (B)                                  25,800             519
  MTS Systems                                            56,080           2,216
  Open Text *                                           118,200           1,707
  Oplink Communications *                                19,500             357
  Orbotech *                                             80,100           1,837
  Parametric Technology *                               189,350           2,407
  Paxar *                                                81,204           1,670
  Perot Systems, Cl A *                                 105,888           1,533
  Photronics * (B)                                       98,900           1,464
  Plantronics (B)                                        41,682             926
  Plexus *                                               37,600           1,286
  PMC - Sierra * (B)                                     98,500             926
  Polycom * (B)                                          98,400           2,157
  PowerDsine *                                          150,800           1,090
  Powerwave Technologies *                              108,328             988
  Quantum * (B)                                       1,218,700           3,193
  RADWARE *                                              64,300             826
  RealNetworks *                                         89,800             961
  RF Micro Devices *                                    105,500             630
  Richardson Electronics (B)                             97,475             716
  Seachange International * (B)                         243,000           1,691
  Seagate Technology                                     94,684           2,144
  Skyworks Solutions *                                  779,200           4,293
  Solectron *                                           881,100           3,013

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
  Standard Microsystems *                                83,700    $      1,827
  Startek                                                29,700             444
  Sybase * (B)                                          116,996           2,270
  Synopsys *                                             75,122           1,410
  Technitrol                                             15,500             359
  Tekelec * (B)                                         226,800           2,801
  THQ * (B)                                              45,730             988
  TIBCO Software *                                      581,800           4,102
  Ultratech * (B)                                       100,600           1,583
  Unisys * (B)                                          603,100           3,787
  United Online (B)                                     298,800           3,586
  Utstarcom * (B)                                       254,000           1,979
  WatchGuard Technologies *                             115,000             468
  Wavecom ADR *                                          85,400             934
  Zygo *                                                 61,200           1,003
                                                                   ------------
                                                                        160,490
                                                                   ------------
MATERIALS -- 5.3%
  Albemarle                                              64,200           3,074
  Aptargroup                                             80,424           3,990
  Arch Chemicals                                         52,596           1,896
  Bemis                                                  42,603           1,304
  Buckeye Technologies *                                 60,000             458
  Constar International *                               139,500             536
  Crown Holdings *                                       86,000           1,339
  Cytec Industries                                       76,500           4,105
  Ferro                                                  51,487             822
  FMC                                                    21,403           1,378
  Greif, Cl A                                            28,500           2,136
  H.B. Fuller                                            16,900             736
  Hercules * (B)                                        241,600           3,687
  Innospec                                               15,500             394
  MacDermid                                              73,000           2,102
  Metal Management                                       62,900           1,926
  Myers Industries                                       26,500             455
  Neenah Paper *                                         52,992           1,614
  NewMarket *                                            22,600           1,109
  NN                                                      9,400             116
  Olin (B)                                              169,930           3,047
  Olympic Steel * (B)                                    13,100             464
  OM Group *                                             77,600           2,394
  Quanex (B)                                            107,150           4,615
  Reliance Steel & Aluminum                              14,600           1,211
  Rock-Tenn, Cl A                                        46,000             734
  Rockwood Holdings *                                    25,700             591
  Ryerson (B)                                            38,300           1,034
  Schnitzer Steel Industries, Cl A (B)                   51,800           1,838
  Schweitzer-Mauduit International                       53,550           1,159
  Sensient Technologies (B)                              76,700           1,604
  Silgan Holdings                                        83,400           3,087
  Steel Dynamics                                         32,900           2,163
  Texas Industries (B)                                   58,900           3,128
  Wellman (B)                                            68,200             275
                                                                   ------------
                                                                         60,521
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.6%
  Centennial Communications *                           105,100             547
  Commonwealth Telephone
     Enterprises                                         33,530           1,112
  Golden Telecom                                         28,300             717
  IDT *                                                  58,500             772
  IDT, Cl B * (B)                                        59,600             822
  Orckit Communications *                               130,200           1,329
  Syniverse Holdings *                                    9,100             134
  Talk America Holdings * (B)                            43,500             269
  USA Mobility *                                         52,900             878

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
  Valor Communications Group                             28,700    $        329
                                                                   ------------
                                                                          6,909
                                                                   ------------
UTILITIES -- 4.2%
  AGL Resources                                          60,711           2,314
  Allete                                                 37,000           1,752
  Avista (B)                                             82,800           1,890
  Black Hills (B)                                        70,700           2,427
  Cascade Natural Gas                                    48,316           1,019
  CenterPoint Energy (B)                                227,900           2,849
  Cleco (B)                                              30,900             719
  CMS Energy * (B)                                      215,100           2,783
  El Paso Electric                                      198,300           3,998
  Empire District Electric (B)                           50,787           1,044
  Idacorp (B)                                            56,370           1,933
  ITC Holdings *                                         56,800           1,510
  Laclede Group                                          46,600           1,601
  New Jersey Resources                                   67,100           3,139
  NorthWestern                                           25,600             879
  Oneok                                                  16,900             575
  Ormat Technologies (B)                                 31,600           1,206
  PNM Resources                                         112,800           2,816
  SEMCO Energy * (B)                                    165,100             918
  Southern Union                                        136,300           3,688
  Southwest Gas                                          40,500           1,269
  UIL Holdings                                           24,200           1,362
  Unisource Energy                                       23,200             723
  Westar Energy (B)                                     121,039           2,548
  WGL Holdings                                           60,081           1,739
  Wisconsin Energy                                       28,705           1,157
                                                                   ------------
                                                                         47,858
                                                                   ------------
Total Common Stock
  (Cost $944,071) ($ Thousands)                                       1,096,941
                                                                   ------------

CORPORATE OBLIGATIONS (C) -- 14.5%

FINANCIALS -- 14.5%
  Allstate Life Global Funding II
    MTN (F) (H)
    5.219%, 07/16/07                               $      2,394           2,394
  American General Finance (F) (H)
    5.229%, 07/16/07                                      7,546           7,545
  American General Finance MTN,
    Ser F
    3.963%, 07/14/06                                        520             531
  Bear Stearns EXL (F)
    5.239%, 07/16/07                                      9,263           9,263
  Caterpillar Financial Services
    MTN, Ser F (F)
    5.148%, 07/10/06                                      2,602           2,602
  Countrywide Financial MTN, Ser  A (F)
    5.380%, 09/13/06                                      9,627           9,627
    5.210%, 11/03/06                                      5,464           5,464
  Countrywide Financial Services
    MTN (F)
    5.560%, 06/27/07                                      3,122           3,122
  Dekabank (F) (H)
    5.107%, 05/18/07                                      9,627           9,625

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Irish Life & Permanent MTN, Ser X
     (F) (H)
    5.331%, 07/23/07                               $      6,921    $      6,920
  Islandsbanki (F) (H)
    5.344%, 03/22/07                                      4,423           4,423
    5.180%, 04/06/07                                      7,806           7,806
  Jackson National Life Funding
    (F) (H)
    5.109%, 06/04/07                                     11,449          11,449
  Kaupthing Bank MTN (F) (H)
    5.327%, 03/20/07                                     13,010          13,010
  Landsbanki Islands (F) (H)
    5.288%, 03/16/07                                      9,887           9,887
  Morgan Stanley EXL (F)
    5.189%, 08/06/07                                      1,821           1,821
  Morgan Stanley EXL, Ser S (F)
    5.153%, 08/06/07                                      2,602           2,602
  Natexis Banques (F) (H)
    5.191%, 07/16/07                                      5,074           5,073
  Nationwide Building Society (F) (H)
    5.547%, 07/27/07                                      2,862           2,862
    5.160%, 07/09/07                                      5,204           5,204
  Nordbank (F) (H)
    5.343%, 06/25/07                                      8,847           8,845
  Northern Rock (F) (H)
    5.139%, 08/03/07                                      5,360           5,360
  Pacific Life Global Funding (F) (H)
    5.196%, 07/13/07                                      3,903           3,903
  Premium Asset Trust, Ser
    2004-10 (F) (H)
    5.209%, 07/16/07                                      7,285           7,285
  SLM EXL, Ser S (F) (H)
    5.199%, 07/16/07                                      5,724           5,724
  Sigma Finance MTN (H)
    4.680%, 11/09/06                                      2,810           2,810
  Skandinav Enskilda Bank (F) (H)
    5.247%, 06/18/07                                      5,724           5,724
  Stanfield Victoria MTN (F) (H)
    5.385%, 06/11/07                                      5,204           5,203
                                                                   ------------
Total Corporate Obligations
  (Cost $166,084) ($ Thousands)                                         166,084
                                                                   ------------

COMMERCIAL PAPER (C) (E) -- 4.6%

FINANCIALS -- 4.6%
  Altius I Funding
    5.333%, 07/05/06                                      2,082           2,079
  Buckingham CDO II LLC
    5.346%, 07/21/06                                      3,903           3,886
    5.154%, 07/07/06                                      3,561           3,546
  Buckingham CDO LLC
    5.346%, 07/21/06                                      6,350           6,324
  Elysian Funding LLC
    5.216%, 08/04/06                                      9,107           9,028
    5.132%, 07/10/06                                      5,204           5,159
  KKR Pacific Funding
    5.134%, 07/07/06                                      2,602           2,591
  Lakeside Funding
    5.170%, 07/10/06                                      3,016           3,016
  Mica Funding LLC
    5.284%, 07/19/06                                      2,602           2,590
  Ocala Funding
    5.385%, 07/07/06                                      2,602           2,598
  Rams Funding LLC
    5.369%, 07/25/06                                        711             708
    5.325%, 07/20/06                                      5,424           5,401


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                              Face Amount          Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
  Rhineland Funding Capital
    5.392%, 07/28/06                               $      5,204    $      5,179
                                                                   ------------
Total Commercial Paper
  (Cost $52,105) ($ Thousands)                                           52,105
                                                                   ------------

ASSET-BACKED SECURITIES (C) (F) (H) -- 2.3%

MORTGAGE RELATED SECURITIES -- 2.3%
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1
    5.180%, 11/10/06                                      2,602           2,602
  Commodore, Ser 2003-2A, Cl A1MM
    5.380%, 12/12/38                                      2,394           2,394
  Duke Funding, Ser 2004-6B, Cl
    A1S1
    5.093%, 04/09/07                                      3,903           3,903
  Newcastle CDO, Ser 2005-6A, Cl
    IM1
    5.384%, 04/24/07                                      1,041           1,040
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM6
    5.353%, 11/27/06                                      2,927           2,927
  RMAC, Ser 2004-NS3A, Cl A1
    5.170%, 09/12/06                                        484             484
  Saturn Ventures II
    5.190%, 08/07/06                                      4,856           4,856
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.371%, 03/28/07                                      3,250           3,250
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME
    5.349%, 09/15/06                                        781             781
  Witherspoon CDO Funding
    5.209%, 09/15/06                                      3,643           3,643
                                                                   ------------
Total Asset-Backed Securities
  (Cost $25,880) ($ Thousands)                                           25,880
                                                                   ------------

CASH EQUIVALENTS ** -- 2.1%
  First Union Cash Management
     Program, 4.826%                                  4,782,969           4,783
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.070%++                 19,590,678          19,591
                                                                   ------------
Total Cash Equivalents
  (Cost $24,374) ($ Thousands)                                           24,374
                                                                   ------------

TIME DEPOSITS (C) -- 1.8%
  Societe Generale
    5.313%, 07/03/06                                     15,956          15,956
  Wells Fargo
    5.188%, 07/03/06                                      5,204           5,204
                                                                   ------------
Total Time Deposits
  (Cost $21,160) ($ Thousands)                                           21,160
                                                                   ------------

MASTER NOTE (C) -- 1.1%
  Bank of America
    5.383%, 07/03/06                                     13,010          13,010
                                                                   ------------
Total Master Note
  (Cost $13,010) ($ Thousands)                                           13,010

--------------------------------------------------------------------------------
                                           Face Amount               Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C) -- 0.9%
  Barclays Bank
    5.440%, 06/11/07                               $      2,602    $      2,602
  CC USA MTN (H)
    5.520%, 06/18/07                                      5,204           5,204
  U.S. Trust of New York (F)
    5.213%, 03/13/07                                      2,081           2,081
                                                                   ------------
Total Certificates of Deposit
  (Cost $9,887) ($ Thousands)                                             9,887
                                                                   ------------

EXCHANGE TRADED FUND -- 0.4%
  iShares Russell 2000 Index Fund
  (B)                                                    53,356           3,836
  iShares S&P SmallCap 600 Value
  Index Fund                                              3,580             249
                                                                   ------------
Total Exchange Traded Fund
  (Cost $3,536) ($ Thousands)                                             4,085
                                                                   ------------
                                                    NUMBER OF
                                                     WARRANTS
                                                     --------

WARRANTS -- 0.0%
  Washington Mutual * (D)                               373,442              82
                                                                   ------------
Total Warrants
  (Cost $54) ($ Thousands)                                                   82
                                                                   ------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
  U.S. Treasury Bills
    2.342%, 08/24/06                               $        716             711
                                                                   ------------
Total U.S. Treasury Obligation
  (Cost $711) ($ Thousands)                                                 711
                                                                   ------------

REPURCHASE AGREEMENTS (C) (G) -- 4.7%

Barclays Capital
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $5,544,149
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $645,181-$5,044,306,
  0.000%-2.750%, 10/15/06-04/03/07;
  with total market value
  $5,652,602)                                             5,542           5,542
Deutsche Bank
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $18,392,859
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $328,263-$6,596,684,
  0.000%-7.250%, 01/23/07-01/15/10;
  with total market value
  $18,752,657)                                           18,385          18,385
Lehman Brothers
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $29,513,695
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $1,801,333-$3,275,601,
  2.625%-7.625%, 08/11/06-10/27/25;
  with total market value
  $30,091,102)                                           29,501          29,501
                                                                   ------------
Total Repurchase Agreements
  (Cost $53,428) ($ Thousands)                                           53,428
                                                                   ------------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 128.6%
  (Cost $1,314,300) ($ Thousands) @                                $  1,467,747
                                                                   ============


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                  Unrealized
Type of                        Number of      Expiration         Appreciation
Contract                       Contracts         Date           ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI         254       September 2006          $   674
                                                                    =======

Percentages are based on Net Assets of $1,141,601 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $329,320 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $341,554 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(G)   Tri-Party Repurchase Agreement

(H) Securities sold within the terms of private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depository Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

@ At June 30, 2006, the tax basis cost of the Fund's investments was $1,314,300
  ($ Thousands), and the unrealized appreciation and depreciation were $210,828 ($ Thousands) and $(57,381) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%

CONSUMER DISCRETIONARY -- 13.3%
   Aaron Rents                                           28,368    $        763
   Bally Technologies * (B)                              21,600             356
   BJ's Restaurants * (B)                                 4,500             101
   BJ's Restaurants * (D) (G)                            85,800           1,917
   Blount International * (B)                           135,200           1,625
   Blue Nile * (B)                                       39,000           1,254
   Bright Horizons Family Solutions *                    23,424             883
   Brown Shoe                                            39,100           1,333
   Building Material Holding (B)                         80,000           2,230
   Carter's *                                           113,000           2,987
   Champion Enterprises * (B)                           108,504           1,198
   Charming Shoppes * (B)                               189,700           2,132
   Coach *                                              114,800           3,432
   Conn's * (B)                                           6,800             181
   Cosi *                                                91,989             573
   CROCS * (B)                                          107,200           2,696
   CSK Auto *                                           227,200           2,720
   Ctrip.com International ADR (B)                       70,741           3,611
   Deckers Outdoor * (B)                                 22,300             860
   Dick's Sporting Goods * (B)                           31,699           1,255
   Directed Electronics *                                14,900             195
   Domino's Pizza                                       108,140           2,675
   Dover Downs Gaming &
      Entertainment                                      31,650             622
   Dress Barn * (B)                                      24,500             621
   Eddie Bauer Holdings *                               275,500           3,168
   Fleetwood Enterprises * (B)                           48,900             369
   Focus Media Holding ADR *                             24,615           1,604
   FTD Group *                                           17,300             234
   Gaiam, Cl A *                                         89,500           1,255
   GameStop, Cl A * (B)                                  54,900           2,306
   Genesco * (B)                                         83,700           2,835
   Gildan Activewear *                                   68,000           3,196
   Golf Galaxy * (B)                                     65,600             882
   Gray Television                                      459,500           2,660
   GSI Commerce * (B)                                   181,700           2,458
   Guess? * (B)                                          16,200             676
   Guitar Center * (B)                                   41,400           1,841
   Gymboree * (B)                                        89,000           3,094
   Hibbett Sporting Goods * (B)                         153,945           3,679
   HOT Topic * (B)                                      380,386           4,378
   Interface, Cl A *                                     50,900             583
   Jack in the Box * (B)                                 49,700           1,948
   Jackson Hewitt Tax Service                            32,800           1,028
   Jakks Pacific * (B)                                   70,900           1,424
   Laureate Education *                                  30,667           1,307
   Life Time Fitness *                                   44,569           2,062
   Lin TV, Cl A * (B)                                   211,500           1,597
   LKQ *                                                112,704           2,141
   Lodgenet Entertainment *                              41,000             765
   Maidenform Brands *                                    8,900             110
   Marvel Entertainment * (B)                           148,050           2,961
   McCormick & Schmick's
      Seafood Restaurants *                              96,600           2,299
   Meritage Homes * (B)                                  40,800           1,928
   Monarch Casino & Resort *                             29,800             838
   NetFlix * (B)                                         40,800           1,110
   NutriSystem * (B)                                     70,118           4,356
   Outdoor Channel Holdings *                           130,300           1,345
   Pantry * (B)                                          77,500           4,459
   Petco Animal Supplies *                               21,800             445
   PetMed Express * (B)                                  59,800             656
   Phillips-Van Heusen                                   57,390           2,190
   Priceline.com * (B)                                  121,900           3,640

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   ProQuest *                                            36,800    $        452
   Quiksilver * (B)                                     447,600           5,452
   RCN * (B)                                             75,500           1,882
   Red Robin Gourmet Burgers * (B)                       40,800           1,736
   Regis                                                 45,100           1,606
   Ruby Tuesday (B)                                      46,200           1,128
   Shuffle Master * (B)                                  34,435           1,129
   Sonic * (B)                                          104,300           2,168
   Sotheby's Holdings, Cl A                              26,440             694
   Stamps.com * (B)                                      69,000           1,920
   Standard-Pacific (B)                                  68,000           1,748
   Strayer Education                                      9,700             942
   Tenneco *                                             37,100             965
   Thor Industries (B)                                   23,200           1,124
   Timberland, Cl A *                                    78,800           2,057
   Too * (B)                                             78,000           2,994
   Tractor Supply * (B)                                  32,600           1,802
   Tupperware Brands                                     28,600             563
   Under Armour, Cl A * (B)                              90,100           3,840
   Urban Outfitters * (B)                                63,000           1,102
   VistaPrint * (B)                                      49,763           1,331
   Volcom *                                              17,500             560
   Yankee Candle (B)                                    155,700           3,894
                                                                   ------------
                                                                        151,136
                                                                   ------------
CONSUMER STAPLES -- 0.8%
   Chattem * (B)                                         48,500           1,473
   Hain Celestial Group * (B)                            49,030           1,263
   Lance                                                 79,300           1,825
   Longs Drug Stores (B)                                 36,500           1,665
   MGP Ingredients (B)                                   14,800             344
   NBTY * (B)                                            94,200           2,252
   Spartan Stores                                        60,600             887
                                                                   ------------
                                                                          9,709
                                                                   ------------
ENERGY -- 9.5%
   Allis-Chalmers Energy *                               20,500             279
   Alon USA Energy                                       12,300             387
   Arlington Tankers                                     92,500           2,098
   Atwood Oceanics *                                     16,000             794
   Basic Energy Services * (B)                          165,300           5,053
   Bronco Drilling * (B)                                120,200           2,511
   Cabot Oil & Gas                                       42,300           2,073
   Callon Petroleum *                                    30,800             596
   CARBO Ceramics (B)                                    46,000           2,260
   Clayton Williams Energy * (B)                         31,200           1,078
   Complete Production Services *                       147,355           3,483
   Comstock Resources *                                  22,600             675
   Core Laboratories *                                   20,480           1,250
   Delek US Holdings *                                   91,100           1,385
   Denbury Resources *                                   23,450             743
   Dril-Quip * (B)                                       29,175           2,405
   Encore Acquisition *                                 121,500           3,260
   Energy Partners * (B)                                140,000           2,653
   EXCO Resources *                                      34,900             398
   Foundation Coal Holdings                              14,278             670
   Helix Energy Solutions Group * (B)                   155,580           6,279
   Hercules Offshore *                                   88,900           3,111
   Hydril * (B)                                          38,640           3,034
   Infinity Bio-Energy *                                484,123           2,542
   Input/Output * (B)                                   223,300           2,110
   KFX * (B)                                            164,500           2,514
   Maritrans (B)                                         77,300           1,925
   Maverick Tube * (B)                                   40,965           2,589
   Na Oil Sands * (D) (G)                               300,000           3,237
   Natural Gas Services Group * (B)                      59,400             889


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   NS Group *                                            28,650    $      1,578
   OPTI Canada *                                        187,000           3,842
   Rentech * (B)                                        674,500           3,136
   SEACOR Holdings *                                     62,900           5,164
   St. Mary Land & Exploration (B)                       35,600           1,433
   Superior Energy Services * (B)                       107,820           3,655
   Synenco Energy*                                       31,600             644
   Synenco Energy *(I)                                   37,852             771
   Synenco Energy, Cl A *                               124,100           2,527
   Syntroleum * (B)                                     220,800           1,340
   Tetra Technologies * (B)                              36,950           1,119
   Union Drilling *                                      99,300           1,476
   Vaalco Energy *                                      314,900           3,073
   Verasun Energy * (B)                                 108,400           2,844
   Veritas DGC *                                         23,935           1,235
   W&T Offshore (B)                                      55,100           2,143
   W-H Energy Services * (B)                            100,090           5,088
   Western Refining *                                   128,800           2,779
   World Fuel Services                                   52,605           2,403
                                                                   ------------
                                                                        108,531
                                                                   ------------
FINANCIALS -- 11.6%
   Acadia Realty Trust+                                 103,000           2,436
   Accredited Home Lenders Holding *                     51,400           2,457
   Advance America Cash
      Advance Centers (B)                                84,100           1,475
   Affiliated Managers Group * (B)                       39,290           3,414
   American Equity Investment Life
      Holding (B)                                        70,200             748
   American Home
      Mortgage Investment+ (B)                           81,700           3,012
   Amerisafe *                                          122,400           1,523
   Asta Funding                                          19,500             730
   Bank of the Ozarks (B)                                13,300             443
   Bankunited Financial, Cl A                            41,485           1,266
   Boston Private Financial Holdings (B)                 71,140           1,985
   Brookline Bancorp                                     94,000           1,294
   Calamos Asset Management, Cl A                        71,200           2,064
   Canaccord Capital                                    173,700           2,768
   Capital of the West                                    1,700              54
   Cascade Bancorp (B)                                   23,550             671
   Center Financial                                      51,000           1,206
   Cohen & Steers                                        64,100           1,513
   CompuCredit * (B)                                     55,100           2,118
   Corus Bankshares (B)                                 125,800           3,293
   Darwin Professional Underwriter *                      9,700             171
   Delphi Financial Group, Cl A                          99,225           3,608
   DiamondRock Hospitality+                             167,600           2,482
   Dollar Financial *                                    90,800           1,634
   Dundee+                                               79,000           2,003
   Dundee Wealth Management                             196,991           1,922
   Ezcorp, Cl A *                                        37,100           1,398
   Federated Investors, Cl B (B)                         53,000           1,670
   FelCor Lodging Trust+                                130,100           2,828
   First Cash Financial Services * (B)                  181,700           3,589
   First Regional Bancorp *                               5,200             458
   First Republic Bank (B)                               63,700           2,918
   FirstFed Financial * (B)                              32,600           1,880
   Glacier Bancorp (B)                                   28,512             835
   Gluskin Sheff + Associates *(I)                       65,000             903
   Gluskin Sheff + Associates *                          36,300             504
   Greenhill (B)                                         46,800           2,844
   Grubb & Ellis Realty Advisors *                      340,500           2,189
   Hanmi Financial                                       53,400           1,038
   HCC Insurance Holdings                                77,400           2,279
   Hersha Hospitality Trust+                            240,700           2,236

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Highbury Financial * (B)                              49,400    $        272
   Highbury Financial Units *                           123,000             898
   IntercontinentalExchange *                            34,500           1,999
   Intervest Bancshares *                                14,400             583
   Investment Technology Group * (B)                     51,030           2,595
   Kansas City Life Insurance                            27,400           1,156
   Medical Properties Trust +                           169,000           1,866
   Medical Properties Trust + (B)                        63,000             696
   MFA Mortgage Investments+ (B)                        275,000           1,892
   Midwest Banc Holdings                                 82,600           1,838
   Move *                                               421,900           2,312
   Nara Bancorp                                          55,000           1,031
   Nasdaq Stock Market * (B)                             94,500           2,826
   NorthStar Realty Finance+ *                           75,300             904
   PFF Bancorp                                           90,660           3,006
   Placer Sierra Bancshares                              29,600             686
   Platinum Underwriters Holdings (B)                    74,860           2,095
   Portfolio Recovery Associates * (B)                   69,200           3,162
   Preferred Bank                                         9,800             525
   Premierwest Bancorp (B)                                6,195              89
   ProAssurance *                                        26,035           1,254
   RAIT Investment Trust+                                78,400           2,289
   Saxon Capital+                                       164,900           1,886
   Signature Bank *                                      72,700           2,354
   Sterling Financial                                    28,400             867
   Strategic Hotels & Resorts+                          156,500           3,246
   SVB Financial Group * (B)                            126,600           5,755
   Thomas Weisel Partners Group *                       144,500           2,747
   Tower Group                                           49,000           1,482
   TradeStation Group *                                  62,900             797
   UCBH Holdings                                         36,300             600
   United Fire & Casualty                                28,000             844
   United PanAm Financial *                              41,700           1,268
   Vineyard National Bancorp (B)                         26,600             716
   Wilshire Bancorp                                      39,100             705
   World Acceptance * (B)                                16,400             583
                                                                   ------------
                                                                        131,683
                                                                   ------------
HEALTH CARE -- 16.9%
   Affymetrix * (B)                                      89,100           2,281
   Air Methods *                                         43,400           1,136
   Alexion Pharmaceuticals *                              6,674             241
   Align Technology * (B)                               185,600           1,372
   Alkermes * (B)                                       213,542           4,040
   Alliance Imaging *                                   366,000           2,342
   Allion Healthcare *                                  113,400             985
   Alnylam Pharmaceuticals * (B)                         25,800             389
   Alpharma, Cl A                                       133,700           3,214
   American Medical Systems
      Holdings * (B)                                     13,055             217
   Amsurg * (B)                                          98,500           2,241
   Amylin Pharmaceuticals * (B)                          14,900             736
   Anadys Pharmaceuticals *                             190,200             555
   Applera - Celera Genomics Group *                    282,300           3,656
   Arena Pharmaceuticals * (B)                           93,900           1,087
   Ariad Pharmaceuticals * (B)                          333,900           1,506
   Array Biopharma *                                    255,300           2,196
   Arthrocare *                                           9,700             407
   Aspect Medical Systems *                              13,494             235
   Aspreva Pharmaceuticals *                             41,475           1,126
   BioScrip *                                           155,100             833
   Biosite * (B)                                         88,600           4,045
   Candela *                                             67,300           1,067
   Caraco Pharmaceutical Laboratories *                  25,300             231
   Cardiome Pharma *                                     29,713             263
   Cell Genesys * (B)                                   337,900           1,696


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Centene * (B)                                         97,200    $      2,287
   Cephalon * (B)                                       155,100           9,322
   Chemed (B)                                            10,200             556
   China Medical Technologies ADR *                      10,779             216
   Coley Pharmaceutical Group * (B)                      25,800             298
   Combinatorx *                                         56,000             492
   Conceptus * (B)                                      121,300           1,655
   Conor Medsystems *                                    58,300           1,609
   Cubist Pharmaceuticals * (B)                         319,763           8,052
   Cutera *                                              38,125             752
   CV Therapeutics * (B)                                552,800           7,723
   Cyberonics * (B)                                     161,300           3,439
   Cynosure *                                            29,200             418
   Cypress Bioscience *                                  44,451             273
   deCODE genetics * (B)                                 78,400             485
   Digene * (B)                                         135,300           5,242
   Diversa *                                             30,000             290
   DJO *                                                 15,000             552
   Emisphere Technologies *                              40,500             345
   Encore Medical *                                      58,783             283
   Encysive Pharmaceuticals * (B)                       384,500           2,665
   Endo Pharmaceuticals Holdings *                       87,200           2,876
   Enzon Pharmaceuticals * (B)                           77,900             587
   Exelixis * (B)                                       318,921           3,205
   Five Star Quality Care *                             135,600           1,501
   Genesis HealthCare *                                  21,300           1,009
   Greatbatch * (B)                                      78,600           1,855
   HealthTronics * (B)                                   93,200             713
   Healthways * (B)                                      28,790           1,516
   Hologic *                                             35,904           1,772
   Human Genome Sciences * (B)                          343,953           3,680
   ICOS *                                                18,958             417
   Illumina *                                            39,551           1,173
   Immucor *                                            104,100           2,002
   Incyte * (B)                                         425,100           1,955
   Inventiv Health * (B)                                 77,705           2,236
   Ista Pharmaceuticals * (B)                           196,800           1,421
   Kendle International *                                35,040           1,287
   Keryx Biopharmaceuticals * (B)                       120,900           1,717
   KV Pharmaceutical, Cl A * (B)                         22,800             425
   Kyphon * (B)                                          41,400           1,588
   Lifecell * (B)                                        33,900           1,048
   Luminex *                                             20,100             350
   Medarex * (B)                                        674,788           6,485
   Medicines *                                           11,696             229
   Medicis Pharmaceutical, Cl A                          10,098             242
   MGI Pharma * (B)                                     169,380           3,642
   Micrus Endovascular *                                132,300           1,596
   Molecular Devices *                                   51,500           1,574
   Myogen *                                              14,800             429
   Myriad Genetics * (B)                                 82,894           2,093
   Nastech Pharmaceutical * (B)                         189,700           2,997
   Natus Medical *                                       35,000             346
   Nektar Therapeutics * (B)                            172,000           3,154
   Neurocrine Biosciences * (B)                          20,800             220
   Neurometrix * (B)                                     35,980           1,096
   New River Pharmaceuticals * (B)                       20,800             593
   NuVasive *                                            20,614             376
   Odyssey HealthCare *                                 102,900           1,808
   OraSure Technologies *                               294,200           2,801
   OSI Pharmaceuticals * (B)                              6,600             218
   Pain Therapeutics * (B)                              167,400           1,398
   Palomar Medical Technologies * (B)                    15,800             721
   Par Pharmaceutical * (B)                              72,700           1,342
   PDL BioPharma * (B)                                  116,600           2,147
   Pediatrix Medical Group * (B)                          7,200             326
   Phase Forward * (B)                                   53,388             615

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   PolyMedica (B)                                        84,200    $      3,028
   Progenics Pharmaceuticals *                           29,500             710
   PSS World Medical * (B)                              127,310           2,247
   Psychiatric Solutions * (B)                           75,020           2,150
   Regeneron Pharmaceuticals *                           23,100             296
   Renovis * (B)                                         12,100             185
   Rigel Pharmaceuticals * (B)                          132,300           1,287
   Rotech Healthcare * (B)                              175,300             663
   Salix Pharmaceuticals *                                8,100             100
   Sciele Pharma * (B)                                   24,600             570
   Senomyx *                                             37,000             534
   Somanetics * (B)                                      31,148             595
   SonoSite * (B)                                        34,275           1,338
   SurModics * (B)                                       57,757           2,086
   Symbion *                                            122,100           2,535
   Taro Pharmaceuticals Industries * (B)                168,400           1,787
   Telik *                                              314,200           5,184
   Tercica * (B)                                        139,200             736
   Trimeris *                                            24,300             279
   Trizetto Group * (B)                                 107,200           1,585
   United Therapeutics *                                 85,044           4,913
   Ventana Medical Systems *                             23,890           1,127
   Viropharma * (B)                                      60,100             518
   Vital Signs                                            2,500             124
   West Pharmaceutical Services (B)                      60,600           2,199
   Zoll Medical *                                         5,200             170
                                                                   ------------
                                                                        192,778
                                                                   ------------
INDUSTRIALS -- 12.3%
   AAON                                                   4,500             115
   ABX Air * (B)                                        115,900             700
   Active Power * (B)                                    80,700             274
   Advisory Board *                                      68,424           3,290
   Amerco *                                              15,600           1,570
   American Commercial Lines * (B)                       47,200           2,844
   American Reprographics *                              59,281           2,149
   American Science & Engineering * (B)                  28,400           1,645
   Apogee Enterprises                                    57,193             841
   Applied Industrial Technologies                       25,800             627
   Aries Maritime Transport                             133,500           1,422
   Armor Holdings * (B)                                  37,600           2,062
   Basin Water * (B)                                     53,500             536
   BE Aerospace * (B)                                   119,145           2,724
   BlueLinx Holdings                                     27,600             360
   Builders FirstSource * (B)                            69,900           1,423
   Ceradyne * (B)                                        25,150           1,245
   Columbus McKinnon *                                    4,000              87
   Comfort Systems USA                                   29,200             417
   Consolidated Graphics *                               25,700           1,338
   Continental Airlines, Cl B * (B)                     177,460           5,288
   CoStar Group * (B)                                    28,608           1,712
   CRA International * (B)                               32,109           1,449
   Dynamic Materials                                     82,900           2,796
   DynCorp International, Cl A * (B)                     84,600             878
   ESCO Technologies * (B)                               44,600           2,384
   ExpressJet Holdings *                                 60,800             420
   Freightcar America (B)                                39,000           2,165
   Gardner Denver *                                     113,261           4,360
   General Cable *                                       78,089           2,733
   Genlyte Group *                                       33,604           2,434
   Goodman Global *                                      54,553             828
   GrafTech International * (B)*                        410,300           2,380
   Granite Construction                                  10,400             471
   Grupo Aeroportuario del Sureste ADR                   66,500           2,234
   H&E Equipment Services * (B)                          67,400           1,985
   Herman Miller                                         98,400           2,536


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Hexcel * (B)                                         113,200    $      1,778
   HUB Group, Cl A * (B)                                112,680           2,764
   ICT Group *                                            7,200             177
   IHS, Cl A *                                           34,263           1,015
   Insteel Industries                                    44,400           1,074
   JLG Industries (B)                                   115,900           2,608
   John H. Harland                                       22,100             961
   Kenexa *                                              76,307           2,430
   Kennametal (B)                                        20,479           1,275
   Kforce *                                              33,200             514
   Knight Transportation                                 88,125           1,780
   Knoll *                                              165,703           3,042
   Labor Ready *                                         51,400           1,164
   Lamson & Sessions * (B)                              205,110           5,817
   Lennox International                                 129,100           3,419
   Lincoln Electric Holdings                             60,700           3,803
   McGrath Rentcorp (B)                                  17,200             478
   Mine Safety Appliances (B)                            19,500             784
   Navigant Consulting * (B)                             68,200           1,545
   NCI Building Systems * (B)                           129,990           6,912
   Nordson                                               15,000             738
   Railpower Technologies *                             430,600             929
   RBC Bearings *                                        54,300           1,233
   Regal-Beloit                                          40,425           1,785
   Resources Connection * (B)                            70,500           1,764
   Simpson Manufacturing (B)                             82,100           2,960
   Standard Parking *                                     8,100             219
   Sun Hydraulics                                        36,100             750
   Superior Essex *                                      38,220           1,144
   TAL International Group *                            149,400           3,600
   Taleo, Cl A *                                         60,121             709
   Terex *                                               23,800           2,349
   United Industrial (B)                                 34,400           1,557
   United Rentals * (B)                                  67,200           2,149
   Universal Forest Products (B)                         23,300           1,462
   Universal Truckload Services *                        48,600           1,659
   USA Truck *                                           46,800             834
   Wabtec                                                72,895           2,726
   Waste Connections * (B)                               15,654             570
   WESCO International * (B)                             30,000           2,070
   Williams Scotsman International *                    116,870           2,552
                                                                   ------------
                                                                        139,821
                                                                   ------------
INFORMATION TECHNOLOGY -- 26.0%
   24/7 Real Media * (B)                                310,800           2,729
   Adaptec *                                            572,100           2,483
   Advanced Energy Industries *                         141,800           1,877
   Advent Software *                                     95,700           3,452
   Aeroflex *                                            50,500             589
   Akamai Technologies * (B)                             81,800           2,960
   Altera *                                             546,000           9,582
   Amkor Technology * (B)                               194,700           1,842
   Anadigics * (B)                                      101,808             684
   Ansoft *                                              10,200             209
   aQuantive * (B)                                      219,560           5,561
   Arris Group *                                         62,300             817
   Art Technology Group * (B)                           173,513             517
   Aspen Technology * (B)                               134,015           1,758
   Asyst Technologies *                                 285,300           2,148
   ATMI * (B)                                            66,918           1,648
   Avid Technology * (B)                                 18,746             625
   BISYS Group *                                         81,500           1,117
   Blackbaud                                            107,094           2,431
   Brightpoint * (B)                                     80,328           1,087
   Brooks Automation * (B)                              348,300           4,110
   Click Commerce * (B)                                  14,700             290

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   CNET Networks * (B)                                  489,651    $      3,907
   Cogent * (B)                                         219,500           3,308
   CommScope * (B)                                       93,475           2,937
   Comtech Group * (B)                                   89,090             992
   Concur Technologies *                                 72,362           1,119
   Covansys *                                            20,000             251
   Credence Systems *                                   304,500           1,066
   Cree * (B)                                           111,700           2,654
   CSG Systems International * (B)                      157,600           3,899
   Cymer * (B)                                          113,360           5,267
   DealerTrack Holdings *                                12,300             272
   Digimarc *                                           354,500           2,187
   Digital Insight * (B)                                120,040           4,116
   Digital River * (B)                                   15,600             630
   Digitas *                                             48,012             558
   Diodes * (B)                                          70,673           2,929
   Dot Hill Systems *                                   163,000             557
   eCollege.com * (B)                                    77,264           1,633
   EFJ * (B)                                            166,300             999
   Emergis *                                             99,200             455
   Equinix * (B)                                         14,369             788
   Euronet Worldwide * (B)                              101,400           3,891
   F5 Networks *                                         12,591             673
   Factset Research Systems                              43,100           2,039
   Formfactor * (B)                                      38,385           1,713
   Harmonic *                                            90,400             405
   Heartland Payment Systems * (B)                       21,300             594
   Hittite Microwave *                                   16,795             607
   Hutchinson Technology * (B)                          136,300           2,948
   i2 Technologies * (B)                                 35,500             450
   Imation                                               62,500           2,566
   Immersion *                                          566,300           3,319
   Informatica * (B)                                    217,800           2,866
   Infospace * (B)                                      127,600           2,893
   infoUSA                                               77,900             803
   Interdigital Communications *                        179,500           6,266
   Intergraph *                                           7,800             246
   Internap Network Services *                          793,284             833
   International DisplayWorks * (B)                     245,435           1,276
   Internet Security Systems * (B)                       55,600           1,048
   Intevac *                                             45,460             986
   Iomega                                               322,200             886
   Itron * (B)                                           68,300           4,047
   Ixia *                                                56,200             506
   IXYS *                                                33,700             324
   j2 Global Communications * (B)                        52,910           1,652
   JDA Software Group * (B)                             160,400           2,250
   Jupitermedia * (B)                                   252,000           3,276
   Kemet *                                              118,230           1,090
   Knot *                                                34,600             724
   Komag * (B)                                           84,100           3,884
   Kulicke & Soffa Industries *                          41,200             305
   Lattice Semiconductor *                            1,161,100           7,176
   Lightbridge *                                         44,600             578
   Lionbridge Technologies *                            265,900           1,470
   LoJack * (B)                                          54,500           1,028
   Loopnet * (B)                                         74,921           1,394
   LTX *                                                 15,900             111
   Marchex, Cl B * (B)                                  299,861           4,927
   Mastec *                                             127,600           1,686
   Mattson Technology * (B)                              79,500             777
   MAXIMUS                                               61,000           1,412
   Mentor Graphics *                                    111,700           1,450
   Micrel * (B)                                          93,600             937
   Micros Systems * (B)                                  28,750           1,256
   Microsemi * (B)                                      104,800           2,555
   MicroStrategy, Cl A *                                 32,300           3,150


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   MTS Systems                                           30,400    $      1,201
   Multi-Fineline Electronix * (B)                       13,100             435
   Neoware *                                             50,478             620
   Net 1 UEPS Technologies *                             40,725           1,114
   Netlogic Microsystems * (B)                           62,315           2,010
   Nuance Communications * (B)                          404,188           4,066
   O2Micro International ADR *                          196,300           1,510
   Omnivision Technologies * (B)                         79,200           1,673
   ON Semiconductor * (B)                               460,600           2,708
   Online Resources *                                    56,800             587
   Openwave Systems * (B)                                62,822             725
   Opsware * (B)                                         86,900             716
   OSI Systems * (B)                                    129,500           2,301
   PAR Technology *                                      14,600             186
   Parametric Technology *                               50,800             646
   Parkervision * (B)                                   223,000           2,029
   PDF Solutions *                                       16,800             208
   Perot Systems, Cl A * (B)                            111,800           1,619
   Photronics *                                          20,400             302
   Pixelworks *                                         553,050           1,510
   Plexus * (B)                                          48,900           1,673
   PLX Technology *                                     328,499           4,014
   Polycom * (B)                                        650,900          14,268
   Presstek *                                           124,478           1,159
   Quality Systems * (B)                                 17,683             651
   Quest Software * (B)                                  42,200             593
   Rackable Systems *                                    74,115           2,927
   Radyne *                                              24,200             275
   RealNetworks * (B)                                   255,700           2,736
   Reynolds & Reynolds, Cl A                             69,000           2,116
   RF Micro Devices * (B)                               819,700           4,894
   Rudolph Technologies *                               108,100           1,567
   Seachange International * (B)                        227,500           1,583
   Secure Computing *                                    26,000             224
   Silicon Laboratories * (B)                            21,200             745
   Sina * (B)                                            22,848             571
   Sirf Technology Holdings * (B)                        51,900           1,672
   Skyworks Solutions *                                 543,300           2,994
   Solectron *                                          631,900           2,161
   Sonic Solutions * (B)                                 41,800             690
   Spatialight *                                          8,667              18
   Spatialight * (B)                                    483,900           1,113
   Spatialight * (D) (G)                                100,000             230
   SRA International, Cl A * (B)                         26,271             700
   STATS ChipPAC ADR * (B)                              164,082           1,027
   Stratasys * (B)                                       20,526             605
   SYKES Enterprises *                                   35,600             575
   Symmetricom * (B)                                    221,300           1,565
   Synaptics * (B)                                       27,000             578
   Tessera Technologies * (B)                            89,004           2,448
   THQ * (B)                                            217,672           4,702
   TIBCO Software *                                     237,900           1,677
   Trident Microsystems * (B)                           182,875           3,471
   Triquint Semiconductor * (B)                         921,800           4,111
   Ultra Clean Holdings *                               175,500           1,536
   United Online (B)                                    185,600           2,227
   Varian Semiconductor Equipment
      Associates * (B)                                   70,950           2,314
   Vasco Data Security International *                   71,881             600
   VeriFone Holdings * (B)                              174,910           5,331
   Verigy Ltd *                                         132,100           2,083
   WebEx Communications * (B)                            57,993           2,061
   Websense * (B)                                        66,700           1,370
   Website Pros * (B)                                    42,698             439
   Wind River Systems *                                 447,600           3,984
   Witness Systems *                                     71,100           1,434

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
   Wright Express * (B)                                  92,000    $      2,644
                                                                   ------------
                                                                        296,835
                                                                   ------------
MATERIALS -- 3.6%
   ADA-ES * (B)                                          23,000             394
   AK Steel Holding *                                    54,300             751
   AMCOL International (B)                               43,100           1,136
   Carpenter Technology (B)                              26,600           3,072
   Cleveland-Cliffs (B)                                  42,700           3,386
   Eagle Materials                                       37,800           1,796
   First Quantum Minerals                                91,500           4,117
   Grande Cache Coal *                                  429,000             390
   Greif, Cl A                                            3,400             255
   Headwaters * (B)                                       6,300             161
   Hercules * (B)                                        95,500           1,457
   Olin (B)                                              28,300             507
   Quanex                                                78,300           3,372
   Reliance Steel & Aluminum                             43,185           3,582
   Schnitzer Steel Industries, Cl A (B)                  83,200           2,952
   Sherritt International *                             222,600           2,236
   Steel Dynamics                                        37,200           2,446
   Symyx Technologies * (B)                              98,400           2,376
   TAC Acquisition *                                    385,100           2,376
   Texas Industries (B)                                  40,900           2,172
   Wheeling-Pittsburgh * (B)                            109,500           2,178
                                                                   ------------
                                                                         41,112
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.3%
   Cbeyond *                                             23,007             502
   Centennial Communications *                           89,900             467
   Fairpoint Communications                             288,000           4,147
   Premiere Global Services *                            56,700             428
   SBA Communications, Cl A *                           268,577           7,021
   Syniverse Holdings *                                  74,900           1,101
   Time Warner Telecom, Cl A * (B)                       54,225             805
                                                                   ------------
                                                                         14,471
                                                                   ------------
UTILITIES -- 0.5%
   New Jersey Resources (B)                              33,200           1,553
   Ormat Technologies (B)                               116,500           4,444
                                                                   ------------
                                                                          5,997
                                                                   ------------
Total Common Stock
   (Cost $1,048,156) ($ Thousands)                                    1,092,073
                                                                   ------------

CORPORATE OBLIGATIONS (C) -- 18.2%

FINANCIALS -- 18.2%
   Allstate Life Global Funding II MTN
     (F) (I)
     5.219%, 07/16/07                              $      2,989           2,989
   American General Finance (F) (I)
     5.229%, 07/16/07                                     9,422           9,420
   American General Finance MTN, Ser F
     3.963%, 07/14/06                                       650             663
   Bear Stearns EXL (F)
     5.239%, 07/16/07                                    11,566          11,566
   Caterpillar Financial Services MTN,
     Ser F (F)
     5.148%, 07/10/06                                     3,249           3,249


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial MTN, Ser A (F)
     5.380%, 09/13/06                              $     12,021    $     12,021
     5.210%, 11/03/06                                     6,823           6,822
   Countrywide Financial Services MTN
     5.560%, 06/27/07                                     3,899           3,899
   Dekabank (F) (I)
     5.107%, 05/18/07                                    12,021          12,018
   Irish Life & Permanent MTN, Ser X
     (F) (I)
     5.331%, 07/23/07                                     8,642           8,640
   Islandsbanki (F) (I)
     5.344%, 03/22/07                                     5,523           5,523
     5.180%, 04/06/07                                     9,746           9,746
   Jackson National Life Funding (F) (I)
     5.109%, 06/04/07                                    14,295          14,295
   Kaupthing Bank MTN (F) (I)
     5.327%, 03/20/07                                    16,244          16,244
   Landsbanki Islands (F) (I)
     5.288%, 03/16/07                                    12,345          12,345
   Morgan Stanley EXL (F)
     5.189%, 08/06/07                                     2,274           2,274
   Morgan Stanley EXL, Ser S (F)
     5.153%, 08/06/07                                     3,249           3,248
   Natexis Banques (F) (I)
     5.191%, 07/16/07                                     6,335           6,334
   Nationwide Building Society (F) (I)
     5.547%, 07/27/07                                     3,574           3,574
     5.160%, 07/09/07                                     6,498           6,498
   Nordbank (F) (I)
     5.343%, 06/25/07                                    11,046          11,044
   Northern Rock (F) (I)
     5.139%, 08/03/07                                     6,692           6,692
   Pacific Life Global Funding (F) (I)
     5.196%, 07/13/07                                     4,873           4,873
   Premium Asset Trust, Ser 2004-10 (F) (I)
     5.209%, 07/16/07                                     9,097           9,097
   SLM EXL, Ser S (F) (I)
     5.199%, 07/16/07                                     7,147           7,147
   Sigma Finance MTN (I)
     4.680%, 11/09/06                                     3,509           3,509
   Skandinav Enskilda Bank (F) (I)
     5.247%, 06/18/07                                     7,147           7,147
   Stanfield Victoria MTN (F) (I)
     5.385%, 06/11/07                                     6,498           6,497
                                                                   ------------
Total Corporate Obligations
   (Cost $207,374) ($ Thousands)                                        207,374
                                                                   ------------

COMMERCIAL PAPER (C) (E) -- 5.7%

FINANCIALS -- 5.7%
   Altius I Funding
     5.333%, 07/05/06                                     2,599           2,596
   Buckingham CDO II LLC
     5.346%, 07/21/06                                     4,873           4,853
     5.154%, 07/07/06                                     4,446           4,427
   Buckingham CDO LLC
     5.346%, 07/21/06                                     7,929           7,896
   Elysian Funding LLC
     5.216%, 08/04/06                                    11,371          11,272
     5.132%, 07/10/06                                     6,498           6,441
   KKR Pacific Funding
     5.134%, 07/07/06                                     3,249           3,235

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lakeside Funding
     5.170%, 07/10/06                              $      3,766    $      3,766
   Mica Funding LLC
     5.284%, 07/19/06                                     3,249           3,235
   Ocala Funding
     5.385%, 07/07/06                                     3,249           3,244
   Rams Funding LLC
     5.369%, 07/25/06                                       887             884
     5.325%, 07/20/06                                     6,772           6,743
   Rhineland Funding Capital
     5.392%, 07/28/06                                     6,498           6,467
                                                                   ------------
Total Commercial Paper
   (Cost $65,059) ($ Thousands)                                          65,059
                                                                   ------------

ASSET-BACKED SECURITIES (C) (F) (I) -- 2.8%

MORTGAGE RELATED SECURITIES -- 2.8%
   Cheyne High Grade, Ser 2004-1A, Cl
     AM1
     5.180%, 11/10/06                                     3,249           3,249
   Commodore, Ser 2003-2A, Cl A1MM
     5.380%, 12/12/38                                     2,989           2,989
   Duke Funding, Ser 2004-6B, Cl A1S1
     5.093%, 04/09/07                                     4,873           4,873
   Newcastle CDO, Ser 2005-6A, Cl IM1
     5.384%, 04/24/07                                     1,300           1,299
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AM6
     5.353%, 11/27/06                                     3,655           3,655
   RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 09/12/06                                       604             604
   Saturn Ventures II
     5.190%, 08/07/06                                     6,064           6,064
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
     5.371%, 03/28/07                                     4,058           4,058
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
     5.349%, 09/15/06                                       975             975
   Witherspoon CDO Funding
     5.209%, 09/15/06                                     4,549           4,549
                                                                   ------------
Total Asset-Backed Securities
   (Cost $32,315) ($ Thousands)                                          32,315
                                                                   ------------

TIME DEPOSITS (C) -- 2.3%
   Societe Generale
     5.313%, 07/03/06                                    19,922          19,922
   Wells Fargo
     5.188%, 07/03/06                                     6,498           6,498
                                                                   ------------
Total Time Deposits
   (Cost $26,420) ($ Thousands)                                          26,420
                                                                   ------------

CASH EQUIVALENTS ** -- 2.1%
   First Union Cash Management
      Program, 4.826%                                 2,054,235           2,054


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% ++               22,360,231    $     22,360
                                                                   ------------
Total Cash Equivalents
   (Cost $24,414) ($ Thousands)                                          24,414
                                                                   ------------

MASTER NOTE -- 1.4%
   Bank of America (C)
     5.383%, 07/03/06                              $     16,244          16,244
                                                                   ------------
Total Master Note
   (Cost $16,244) ($ Thousands)                                          16,244
                                                                   ------------

CERTIFICATES OF DEPOSIT (C) -- 1.1%
   Barclays Bank
     5.440%, 06/11/07                                     3,249           3,249
   CC USA MTN (I)
     5.520%, 06/18/07                                     6,498           6,498
   U.S. Trust of New York (F)
     5.213%, 03/13/07                                     2,599           2,599
                                                                   ------------
Total Certificates of Deposit
   (Cost $12,346) ($ Thousands)                                          12,346
                                                                   ------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
     4.705%, 08/24/06                                     2,290           2,274
                                                                   ------------
Total U.S. Treasury Obligation
   (Cost $2,274) ($ Thousands)                                            2,274
                                                                   ------------

EXCHANGE TRADED FUND -- 0.1%
   NASDAQ 100 Index Tracking Stock *                     21,230             823
                                                                   ------------
Total Exchange Traded Fund
   (Cost $803) ($ Thousands)                                                823
                                                                   ------------

                                                    NUMBER OF
                                                     WARRANTS
                                                     --------

WARRANTS -- 0.1%
   Infinity Bio-Energy                                  968,246             465
   Parkervision (D) (G)                                  17,500              45
                                                                   ------------
Total Warrants
   (Cost $502) ($ Thousands)                                                510
                                                                   ------------

REPURCHASE AGREEMENTS (C) (H) -- 5.9%
Barclays Capital
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $6,922,462 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $805,577-$6,298,355, 0.000%-2.750%,
   10/15/06-04/03/07; with total market
   value $7,057,878)                                      6,919           6,919
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $22,965,449 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $409,871-$8,236,665, 0.000%-7.250%,
   01/23/07-01/15/10; with total market
   value $23,414,695)                                    22,956          22,956

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers  5.200%, dated 06/30/06,
   to be repurchased on 07/03/06,
   repurchase price $36,851,001
   (collateralized by various U.S.
   Government Obligations, ranging in par
   value $2,249,157-$4,089,938,
   2.625%-7.625%, 08/11/06-10/27/25; with
   total market value $37,571,955)                 $     36,835    $     36,835
                                                                   ------------
Total Repurchase Agreements
   (Cost $66,710) ($ Thousands)                                          66,710
                                                                   ------------

Total Investments -- 135.7%
   (Cost $1,502,617) ($ Thousands) @                               $  1,546,562
                                                                   ============

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:

----------------------------------------------------------------------------------------------------------
                                                                                            Unrealized
Type of                                               Number of         Expiration         Appreciation
Contract                                              Contracts            Date            ($ Thousands)
----------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                                125          September 2006      $          323
                                                                                          ================

Restricted Securities -- At June 30, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2006, were as follows:

                         Number of     Acquisition       Right to          Cost      Market Value       % of Net
                          Shares           Date        Acquire Date   ($ Thousands)  ($ Thousands)       Assets
-------------------------------------------------------------------------------------------------------------------
       BJ's Restaurants    85,800        03/10/05       03/10/05       $     1,330     $    1,917           0.17%

           Na Oil Sands   300,000        05/31/06       05/31/06             3,277          3,237           0.28%

  Parkervision Warrants   17,500         06/20/05       06/20/05                36             45           0.00%

            Spatialight   100,000        01/12/06       01/12/06               262            230           0.02
                                                                       -----------     ----------           ----
                                                                       $     4,905     $    5,429           0.47%
                                                                       -----------     ----------           ----

Percentages are based on Net Assets of $1,139,764 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $413,624 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $426,468 ($ Thousands).

(D) Securities considered restricted and securities are fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2006 was $5,429 ($ Thousands) and represented 0.47% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(G) Securities considered illiquid. The total value of such securities as of June 30, 2006 was $5,429 ($Thousands) and represents 0.47% of Net Assets.

(H)   Tri-Party Repurchase Agreement

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2006

(I) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depository Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

@ At June 30, 2006, the tax basis cost of the Fund's investments was $1,502,617 ($ Thousands), and the unrealized appreciation and depreciation were $155,294
($ Thousands) and $(111,349) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 87.2%

CONSUMER DISCRETIONARY -- 10.7%
   Abercrombie & Fitch, Cl A                            2,700       $       150
   American Eagle Outfitters                            4,900               167
   AnnTaylor Stores * (B)                               6,400               278
   Autoliv                                              2,000               113
   Barnes & Noble                                      15,300               558
   Brinker International (B)                           18,000               653
   Darden Restaurants                                  22,900               902
   Dollar Tree Stores * (B)                             3,700                98
   EchoStar Communications, Cl A *                     53,300             1,642
   Goodyear Tire & Rubber * (B)                        45,300               503
   International Game Technology                        9,600               364
   J.C. Penney (B)                                     25,300             1,708
   Men's Wearhouse                                      2,300                70
   MGM Mirage *                                        10,600               433
   Nordstrom                                            4,500               164
   Office Depot *                                      24,800               942
   OfficeMax                                            6,000               245
   Rent-A-Center * (B)                                 13,250               329
   TRW Automotive Holdings *                           13,100               357
   Whirlpool                                           10,000               827
                                                                    -----------
                                                                         10,503
                                                                    -----------
CONSUMER STAPLES -- 5.5%
   Archer-Daniels-Midland                               8,800               363
   Del Monte Foods                                     25,000               281
   Hormel Foods                                        21,600               802
   Kroger                                              43,500               951
   Loews - Carolina Group
      (Tracking Stock)                                 25,100             1,289
   Pepsi Bottling Group                                52,400             1,685
   Supervalu                                            2,400                74
                                                                    -----------
                                                                          5,445
                                                                    -----------
ENERGY -- 7.1%
   EOG Resources (B)                                    5,400               375
   Kerr-McGee                                          34,800             2,413
   Patterson-UTI Energy                                20,800               589
   Plains Exploration & Production * (B)               26,600             1,078
   SEACOR Holdings *                                   13,400             1,100
   Sunoco                                               5,700               395
   Unit *                                              17,300               984
                                                                    -----------
                                                                          6,934
                                                                    -----------
FINANCIALS -- 16.4%
   A.G. Edwards                                        10,900               603
   American Financial Group (B)                        37,800             1,622
   AmeriCredit * (B)                                   13,000               363
   Assurant                                             6,400               310
   Bank of Hawaii                                      18,500               918
   CapitalSource+                                      39,500               927
   CNA Financial *                                      6,600               218
   Comerica                                             6,400               333
   Cullen/Frost Bankers                                 1,300                74
   E*Trade Financial *                                 15,400               351
   East West Bancorp (B)                               20,800               788
   HCC Insurance Holdings                              25,650               755
   Hospitality Properties Trust+ (B)                   38,000             1,669
   Investment Technology Group *                        8,300               422
   iStar Financial+                                    17,000               642
   Kimco Realty+                                       12,300               449
   Nationwide Financial Services, Cl A                 30,700             1,353
   New Century Financial+ (B)                          23,000             1,052

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Nuveen Investments, Cl A                             6,500       $       280
   Philadelphia Consolidated Holding *                 12,800               389
   Prologis+                                           15,700               818
   Synovus Financial                                   21,800               584
   UnionBanCal                                         17,200             1,111
   WR Berkley                                           4,350               148
                                                                    -----------
                                                                         16,179
                                                                    -----------
HEALTH CARE -- 9.5%
   Advanced Medical Optics *                            2,700               137
   AmerisourceBergen                                    4,200               176
   Applera - Applied Biosystems Group                  12,500               404
   Bausch & Lomb                                        2,600               128
   Celgene * (B)                                       11,500               545
   Cephalon * (B)                                       5,500               331
   Cerner * (B)*                                       11,700               434
   Community Health Systems *                          18,700               687
   Coventry Health Care *                               4,700               258
   Dade Behring Holdings                                3,300               137
   Emdeon * (B)                                        49,700               617
   Endo Pharmaceuticals Holdings *                     19,100               630
   Hospira *                                            5,000               215
   Kinetic Concepts * (B)                              18,800               830
   King Pharmaceuticals * (B)                          49,000               833
   Lincare Holdings * (B)                               2,800               106
   McKesson                                            24,200             1,144
   Medimmune *                                          5,800               157
   Millipore *                                          1,500                95
   PDL BioPharma *                                      8,000               147
   PerkinElmer                                         16,600               347
   Sierra Health Services *                            12,400               558
   Techne * (B)                                         5,400               275
   Universal Health Services, Cl B                      2,400               121
                                                                    -----------
                                                                          9,312
                                                                    -----------
INDUSTRIALS -- 8.9%
   American Standard (B)                                9,300               402
   AMR *                                               11,800               300
   Continental Airlines, Cl B * (B)                    19,500               581
   CSX                                                  8,900               627
   Cummins                                             15,000             1,834
   Eaton                                                8,600               649
   Herman Miller                                       15,100               389
   Norfolk Southern                                     7,800               415
   Parker Hannifin                                      7,400               574
   Republic Services                                   19,700               795
   Roper Industries (B)                                 6,900               323
   RR Donnelley & Sons                                  5,100               163
   Ryder System                                        12,200               713
   Swift Transportation *                               3,000                95
   USG * (B)                                           11,700               853
                                                                    -----------
                                                                          8,713
                                                                    -----------
INFORMATION TECHNOLOGY -- 15.8%
   Advanced Micro Devices *                            19,400               474
   Agilent Technologies *                               5,700               180
   Amphenol, Cl A                                       2,800               157
   Arrow Electronics                                   25,200               811
   Autodesk *                                           4,200               145
   BMC Software * (B)                                  65,400             1,563
   Cadence Design Systems * (B)                        25,900               444
   Ceridian * (B)                                      54,000             1,320
   Computer Sciences *                                 22,600             1,095
   Freescale Semiconductor, Cl B *                     37,000             1,088
   Global Payments                                     25,200             1,223


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
Description                                Shares/Face Amount     Market Value
                                           ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Harris                                              30,200       $     1,254
   Intuit *                                             3,400               205
   Jabil Circuit (B)                                   20,900               535
   Lam Research *                                      10,200               476
   Lexmark International, Cl A *                       11,500               642
   LSI Logic *                                         71,200               637
   McAfee * (B)                                         5,900               143
   Mettler Toledo International *                       8,800               533
   National Semiconductor                              52,500             1,252
   VeriSign *                                          14,500               336
   Western Digital *                                   36,200               717
   Xerox * (B)                                         25,800               359
                                                                    -----------
                                                                         15,589
                                                                    -----------
MATERIALS -- 8.1%
   Celanese, Ser A                                     13,300               272
   Eagle Materials                                      9,800               465
   Florida Rock Industries (B)                          5,600               278
   FMC                                                 25,000             1,610
   Freeport-McMoRan Copper & Gold,
      Cl B                                             13,100               726
   Huntsman *                                           7,400               128
   Lyondell Chemical (B)                               21,200               480
   Martin Marietta Materials                           17,900             1,632
   Nucor                                                1,600                87
   Phelps Dodge                                        16,000             1,314
   Temple-Inland                                       22,500               965
                                                                    -----------
                                                                          7,957
                                                                    -----------
UTILITIES -- 5.2%
   AES * (B)                                           53,400               985
   Alliant Energy                                      25,600               878
   Edison International                                 2,200                86
   National Fuel Gas                                   21,200               745
   Pepco Holdings                                      71,300             1,681
   PG&E                                                 7,600               299
   PPL                                                 14,000               452
                                                                    -----------
                                                                          5,126
                                                                    -----------
Total Common Stock
   (Cost $75,993) ($ Thousands)                                          85,758
                                                                    -----------

CORPORATE OBLIGATIONS (C) -- 9.3%

FINANCIALS -- 9.3%
   Allstate Life Global Funding II MTN
     (E) (G)
     5.219%, 07/16/07                             $       132               132
   American General Finance (E) (G)
     5.229%, 07/16/07                                     416               416
   American General Finance MTN, Ser F
     5.875%, 07/14/06                                      29                29
   Bear Stearns EXL (E)
     5.239%, 07/16/07                                     511               511
   Caterpillar Financial Services MTN,
     Ser F (E)
     5.148%, 07/10/06                                     143               143
   Countrywide Financial MTN, Ser A (E)
     5.380%, 09/13/06                                     531               531
     5.210%, 11/03/06                                     301               301

--------------------------------------------------------------------------------
                                                Face Amount       Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial Services
     MTN (E)
     5.560%, 06/27/07                             $       172       $       172
   Dekabank (E) (G)
     5.107%, 05/18/07                                     531               531
   Glitnir Banki (E) (G)
     5.180%, 04/06/07                                     430               430
   Irish Life & Permanent MTN, Ser X
     (E) (G)
     5.331%, 07/23/07                                     381               381
   Islandsbanki (E) (G)
     5.344%, 03/22/07                                     244               244
   Jackson National Life Funding (E)
     (G)
     5.109%, 06/04/07                                     631               631
   Kaupthing Bank MTN (E) (G)
     5.327%, 03/20/07                                     717               717
   Landsbanki Islands (E) (G)
     5.288%, 03/16/07                                     545               545
   Morgan Stanley EXL (E)
     5.189%, 08/06/07                                     100               100
   Morgan Stanley EXL, Ser S (E)
     5.153%, 08/06/07                                     143               143
   Natexis Banques (E) (G)
     5.191%, 07/16/07                                     280               280
   Nationwide Building Society (E) (G)
     5.547%, 07/27/07                                     158               158
     5.160%, 07/09/07                                     287               287
   Nordbank (E) (G)
     5.343%, 06/25/07                                     488               488
   Northern Rock (E) (G)
     5.139%, 08/03/07                                     295               295
   Pacific Life Global Funding (E) (G)
     5.196%, 07/13/07                                     215               215
   Premium Asset Trust, Ser 2004-10
     (E) (G)
     5.209%, 07/16/07                                     402               402
   SLM EXL, Ser S (E) (G)
     5.199%, 07/16/07                                     316               316
   Sigma Finance MTN (G)
     4.745%, 11/09/06                                     155               155
   Skandinav Enskilda Bank (E) (G)
     5.247%, 06/18/07                                     316               315
   Stanfield Victoria MTN (E) (G)
     5.445%, 06/11/07                                     287               287
                                                                    -----------
Total Corporate Obligations
   (Cost $9,155) ($ Thousands)                                            9,155
                                                                    -----------

COMMERCIAL PAPER (C) (D) -- 2.9%

FINANCIALS -- 2.9%
   Altius I Funding
     5.333%, 07/05/06                                     115               115
   Buckingham CDO II LLC
     5.346%, 07/21/06                                     215               214
     5.154%, 07/07/06                                     196               195
   Buckingham CDO LLC
     5.346%, 07/21/06                                     350               349
   Elysian Funding LLC
     5.216%, 08/04/06                                     502               498
     5.132%, 07/10/06                                     287               284
   KKR Pacific Funding
     5.134%, 07/07/06                                     143               143
   Lakeside Funding
     5.170%, 07/10/06                                     166               166


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2006

--------------------------------------------------------------------------------
                                         Face Amount              Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Mica Funding LLC
     5.284%, 07/19/06                             $       143       $       143
   Ocala Funding
     5.385%, 07/07/06                                     143               143
   Rams Funding LLC
     5.369%, 07/25/06                                      39                39
     5.325%, 07/20/06                                     299               298
   Rhineland Funding Capital
     5.392%, 07/28/06                                     287               285
                                                                    -----------
Total Commercial Paper
   (Cost $2,872) ($ Thousands)                                            2,872
                                                                    -----------

CASH EQUIVALENT -- 1.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070%  ** ++          1,488,812             1,489
                                                                    -----------
Total Cash Equivalent
   (Cost $1,489) ($ Thousands)                                            1,489
                                                                    -----------

ASSET-BACKED SECURITIES (C) (E) (G) -- 1.4%

MORTGAGE RELATED SECURITIES -- 1.4%
   Cheyne High Grade, Ser 2004-1A, Cl
     AM1
     5.180%, 11/10/06                                     144               144
   Commodore, Ser 2003-2A, Cl A1MM
     5.380%, 12/12/38                                     132               132
   Duke Funding, Ser 2004-6B, Cl A1S1
     5.093%, 04/08/39                                     215               215
   Newcastle CDO, Ser 2005-6A, Cl IM1
     5.384%, 04/24/07                                      57                57
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AM6
     5.353%, 02/25/35                                     161               161
   RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 03/12/25                                      27                27
   Saturn Ventures II
     5.190%, 08/07/06                                     268               268
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
     5.371%, 12/28/18                                     179               179
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
     5.349%, 09/15/06                                      43                43
   Witherspoon CDO Funding
     5.209%, 09/15/06                                     201               201
                                                                    -----------
Total Asset-Backed Securities
   (Cost $1,427) ($ Thousands)                                            1,427
                                                                    -----------

TIME DEPOSITS (C) -- 1.2%
   Societe Generale
     5.313%, 07/03/06                                     879               879
   Wells Fargo
     5.188%, 07/03/06                                     287               287
                                                                    -----------
Total Time Deposits
   (Cost $1,166) ($ Thousands)                                            1,166
                                                                    -----------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

MASTER NOTE (C) -- 0.7%
   Bank of America
     5.383%, 07/03/06                             $       717       $       717
                                                                    -----------
Total Master Note
   (Cost $717) ($ Thousands)                                                717
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) -- 0.6%
   Barclays Bank
     5.440%, 06/11/07                                     143               143
   CC USA MTN (G)
     5.520%, 06/18/07                                     287               287
   U.S. Trust of New York (E)
     5.213%, 03/13/07                                     115               115
                                                                    -----------
Total Certificates of Deposit
   (Cost $545) ($ Thousands)                                                545
                                                                    -----------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     4.849%, 09/14/06                                     120               119
                                                                    -----------
Total U.S. Treasury Obligation
   (Cost $119) ($ Thousands)                                                119
                                                                    -----------

REPURCHASE AGREEMENTS (C) (F) -- 3.0%
Barclays Capital
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $305,596 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $35,563-
   $278,044, 0.000%-2.750%,
   10/15/06-04/03/07; with total market
   value $311,574)                                        305               305
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $1,013,822 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $18,094-$363,612,
   0.000%-7.250%, 01/23/07-01/15/10; with
   total market value $1,033,654)                       1,013             1,013
Lehman Brothers
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $1,626,807 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $99,290-$180,552,
   2.625%-7.625%, 08/11/06-10/27/25; with
   total market value $1,658,634)                       1,626             1,626
                                                                    -----------
Total Repurchase Agreements
   (Cost $2,944) ($ Thousands)                                            2,944
                                                                    -----------

Total Investments -- 107.9%
   (Cost $96,427) ($ Thousands)++                                   $   106,192
                                                                    ===========


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund June 30, 2006, is as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Type of                         Number of       Expiration         Appreciation
Contract                        Contracts          Date            ($ Thousands)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI               21          September 2006        $     34
                                                                     ========

Percentages are based on Net Assets of $98,395 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $18,414 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $18,826 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(F)   Tri-Party Repurchase Agreement

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin

Ser -- Series

++ At June 30, 2006, the tax basis cost of the Fund's investments was $96,427 ($ Thousands), and the unrealized appreciation and depreciation were $11,553 ($ Thousands) and $(1,788), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.5%

CONSUMER DISCRETIONARY -- 6.7%
   Autoliv                                                15,900      $    900
   Belo, Cl A                                             16,100           251
   Choice Hotels International                            18,800         1,139
   Dillard's, Cl A                                        33,000         1,051
   DIRECTV Group *                                        63,400         1,046
   Gildan Activewear *                                    10,700           503
   GTECH Holdings                                         10,100           351
   Harte-Hanks                                            28,900           741
   Hearst-Argyle Television                               59,313         1,308
   ITT Educational Services *                             11,600           763
   J.C. Penney                                            17,300         1,168
   John Wiley & Sons, Cl A                                16,800           558
   Pacific Sunwear of California *                        24,700           443
   Panera Bread, Cl A *                                    8,400           565
   Polaris Industries                                     13,300           576
   Shaw Communications, Cl B                              37,000         1,047
   TRW Automotive Holdings *                              36,600           999
   Valassis Communications *                              12,800           302
   Washington Post, Cl B                                   1,385         1,080
   Weight Watchers International                          21,700           887
   Yum! Brands                                            15,600           784
                                                                      --------
                                                                        16,462
                                                                      --------
CONSUMER STAPLES -- 12.3%
   Anheuser-Busch                                         20,800           948
   Brown-Forman, Cl B                                     13,290           950
   Campbell Soup                                          77,860         2,889
   Church & Dwight                                        23,700           863
   Clorox                                                 11,500           701
   Coca-Cola Enterprises                                  31,745           647
   Dean Foods *                                           88,666         3,297
   General Mills                                          20,300         1,049
   Hershey                                                17,500           964
   Hormel Foods                                          106,566         3,958
   JM Smucker                                             20,900           934
   Kellogg                                                79,794         3,864
   Kimberly-Clark                                         30,511         1,883
   McCormick                                              39,525         1,326
   Pepsi Bottling Group                                  100,375         3,227
   PepsiAmericas                                          96,727         2,139
   Smithfield Foods *                                      2,585            74
   TreeHouse Foods *                                      11,006           263
                                                                      --------
                                                                        29,976
                                                                      --------
ENERGY -- 6.1%
   Cameco                                                 25,800         1,031
   Chevron                                                42,036         2,609
   Enbridge                                               28,900           883
   Exxon Mobil                                            34,101         2,092
   Imperial Oil Limited                                   28,800         1,052
   Marathon Oil                                           10,695           891
   Murphy Oil                                             16,132           901
   Nexen                                                  12,600           712
   Petro-Canada                                           21,600         1,024
   Plains Exploration & Production *                      23,900           969
   Teekay Shipping                                        23,900         1,000
   Transcanada                                            31,400           901
   Western Gas Resources                                  15,400           922
                                                                      --------
                                                                        14,987
                                                                      --------
FINANCIALS -- 19.7%
   Alleghany *                                              2,000          553

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
   American Financial Group                               33,972      $  1,457
   American National Insurance                               243            32
   BancorpSouth                                           34,700           946
   Bank of Hawaii                                         14,879           738
   BlackRock, Cl A                                         7,300         1,016
   BOK Financial                                          30,843         1,532
   Brookfield Asset Management                            27,900         1,133
   Brookfield Properties                                  28,400           914
   Cincinnati Financial                                   42,852         2,014
   Commerce Bancshares                                    58,056         2,906
   Commerce Group                                         55,914         1,652
   Crescent Real Estate Equities+                         65,670         1,219
   East West Bancorp                                      23,200           880
   Erie Indemnity, Cl A                                    3,606           188
   Federal Realty Investment Trust+                       11,880           832
   Federated Investors, Cl B                              25,400           800
   Fidelity National Title Group, Cl A *                  26,247           516
   First American                                         15,384           650
   Freddie Mac                                             9,033           515
   Fulton Financial                                       46,200           735
   International Bancshares                               50,258         1,381
   Jones Lang LaSalle *                                    4,700           411
   Liberty Property Trust+                                17,815           787
   Loews                                                  82,788         2,935
   Markel *                                                8,156         2,830
   Mercury General                                        49,775         2,806
   Nelnet, Cl A *                                          4,830           196
   PMI Group                                              20,200           901
   Popular                                                44,300           851
   Regency Centers+                                        2,646           164
   Reinsurance Group of America                           38,326         1,884
   RenaissanceRe Holdings                                 10,100           489
   Safeco                                                 49,510         2,790
   Sky Financial Group                                     1,819            43
   Stancorp Financial Group                               20,100         1,023
   Student Loan                                            5,205         1,051
   Torchmark                                              21,941         1,332
   Transatlantic Holdings                                  1,029            58
   Valley National Bancorp                                31,500           810
   Washington Federal                                     48,267         1,119
   Webster Financial                                      43,981         2,086
   Wesco Financial                                           157            60
   Whitney Holding                                        24,600           870
                                                                      --------
                                                                        48,105
                                                                      --------
HEALTH CARE -- 13.1%
   Alcon                                                  10,800         1,064
   AmerisourceBergen                                      39,010         1,635
   Barr Pharmaceuticals *                                 12,200           582
   Becton Dickinson                                        9,925           607
   Cardinal Health                                        38,699         2,490
   Celgene *                                              18,200           863
   Dade Behring Holdings                                  27,900         1,162
   Dentsply International                                 16,300           988
   Edwards Lifesciences *                                 10,700           486
   Endo Pharmaceuticals Holdings *                        32,500         1,072
   Express Scripts *                                       2,784           200
   Henry Schein *                                         60,505         2,827
   Hillenbrand Industries                                 47,287         2,293
   Hologic *                                              15,200           750
   Idexx Laboratories *                                   32,910         2,473
   ImClone Systems *                                       9,000           348
   King Pharmaceuticals *                                 55,900           950
   Laboratory of America Holdings *                       36,254         2,256
   Manor Care                                              6,436           302
   McKesson                                               58,516         2,767
   Merck                                                   6,900           251

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Patterson *                                            29,700      $  1,037
   Quest Diagnostics                                       4,200           252
   Respironics *                                          27,290           934
   Techne *                                               13,100           667
   Triad Hospitals *                                      20,600           815
   VCA Antech *                                           29,900           955
   Zimmer Holdings *                                      18,000         1,021
                                                                      --------
                                                                        32,047
                                                                      --------
INDUSTRIALS -- 9.2%
   Alexander & Baldwin                                     8,700           385
   Alliant Techsystems *                                  25,120         1,918
   CH Robinson Worldwide                                  20,200         1,077
   Chicago Bridge & Iron                                     100             2
   Dun & Bradstreet *                                     38,795         2,703
   GATX                                                   12,500           531
   Harsco                                                 11,000           858
   JetBlue Airways *                                      49,500           601
   Laidlaw International                                  14,600           368
   Landstar System                                        21,000           992
   Lincoln Electric Holdings                              16,800         1,052
   Lockheed Martin                                        33,169         2,379
   Pitney Bowes                                           69,219         2,859
   Republic Services                                      49,124         1,982
   Robert Half International                               3,600           151
   Stericycle *                                           42,335         2,756
   Union Pacific                                           8,400           781
   UTI Worldwide                                          34,800           878
   Waste Management                                        9,196           330
                                                                      --------
                                                                        22,603
                                                                      --------
INFORMATION TECHNOLOGY -- 7.3%
   Adtran                                                 20,900           469
   Affiliated Computer Services, Cl A *                   14,400           743
   ATI Technologies *                                     24,500           358
   Factset Research Systems                               20,100           951
   Fair Isaac                                             21,100           766
   Flir Systems *                                         16,200           357
   Freescale Semiconductor, Cl B *                        37,400         1,100
   Harris                                                 10,200           423
   Hewitt Associates, Cl A *                               7,500           169
   Ingram Micro, Cl A *                                   96,037         1,741
   Lexmark International, Cl A *                          16,600           927
   MoneyGram International                                27,700           940
   Qualcomm                                               12,000           481
   Reynolds & Reynolds, Cl A                             100,893         3,094
   Silicon Laboratories *                                 17,800           626
   Sybase *                                               24,300           471
   Tech Data *                                            57,742         2,212
   Tektronix                                              25,700           756
   Total System Services                                  20,700           399
   Zebra Technologies, Cl A *                             26,100           892
                                                                      --------
                                                                        17,875
                                                                      --------
MATERIALS -- 3.8%
   Agrium                                                 30,900           717
   Bemis                                                  25,500           781
   Eagle Materials                                        19,400           921
   Martin Marietta Materials                              12,000         1,094
   Methanex                                               32,100           680
   Newmont Mining                                          8,212           435
   Packaging of America                                   42,500           936
   Pactiv *                                               37,400           926
   Sonoco Products                                        25,200           797
   Steel Dynamics                                         16,100         1,058

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Vulcan Materials                                       11,200      $    874
                                                                      --------
                                                                         9,219
                                                                      --------
TELECOMMUNICATION SERVICES -- 4.9%
   Alltel                                                 17,588         1,123
   BCE *                                                  42,400         1,003
   CenturyTel                                             24,500           910
   Citizens Communications                                65,500           855
   PanAmSat Holding *                                     40,415         1,009
   Telephone & Data Systems                               74,339         3,078
   US Cellular *                                          45,908         2,782
   Verizon Communications                                 37,700         1,262
                                                                      --------
                                                                        12,022
                                                                      --------
UTILITIES -- 11.4%
   AGL Resources                                          21,700           827
   Alliant Energy                                         26,600           912
   Consolidated Edison                                    22,500         1,000
   Constellation Energy Group                             13,700           747
   DPL                                                    36,100           968
   DTE Energy                                             25,400         1,035
   Edison International                                   22,000           858
   Energen                                                23,400           899
   Energy East                                            39,300           940
   Great Plains Energy                                    32,100           894
   Hawaiian Electric Industries                           68,619         1,915
   MDU Resources Group                                    26,400           967
   National Fuel Gas                                      12,243           430
   Northeast Utilities                                    38,700           800
   NSTAR                                                  30,410           870
   OGE Energy                                            119,676         4,192
   Pepco Holdings                                         20,800           491
   PG&E                                                   23,500           923
   Puget Energy                                           44,500           956
   SCANA                                                  21,000           810
   Sempra Energy                                          18,300           832
   TECO Energy                                            59,700           892
   TXU                                                    17,500         1,046
   Vectren                                                21,300           580
   Westar Energy                                          21,700           457
   Wisconsin Energy                                       22,600           911
   WPS Resources                                          35,548         1,763
                                                                      --------
                                                                        27,915
                                                                      --------
Total Common Stock
   (Cost $218,156) ($ Thousands)                                       231,211
                                                                      --------
CASH EQUIVALENT -- 5.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% ** ++             12,141,021        12,141
                                                                      --------
Total Cash Equivalent
   (Cost $12,141) ($ Thousands)                                         12,141
                                                                      --------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
     4.705%, 08/24/06                                        470           467
                                                                      --------
Total U.S. Treasury Obligation
   (Cost $467) ($ Thousands)                                               467
                                                                      --------
Total Investments -- 99.7%
   (Cost $230,764) ($ Thousands) ++                                   $243,819
                                                                      ========

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2006

Futures -- A summary of open futures contracts held by the Fund at June 30, 2006,is as follows:

--------------------------------------------------------------------------------
                                                               Unrealized
Type of                      Number of     Expiration         Appreciation
Contract                     Contracts        Date            ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI            138      September 2006          $     155
                                                                 =========

Percentages are based on Net Assets of $244,486 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

++ At June 30, 2006, the tax basis cost of the Fund's investments was $230,764 ($ Thousands), and the unrealized appreciation and depreciation were $19,190 ($ Thousands) and $(6,135) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Real Estate Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.3%

CONSUMER DISCRETIONARY -- 7.5%
   Starwood Hotels & Resorts Worldwide                  172,700    $     10,421
   WCI Communities *                                     47,800             962
                                                                   ------------
                                                                         11,383
                                                                   ------------
FINANCIALS -- 81.8%
   Acadia Realty Trust+                                  31,900             754
   AMB Property+                                         29,900           1,511
   Apartment Investment &
      Management, Cl A                                   45,900           1,994
   Archstone-Smith Trust+                               148,550           7,557
   AvalonBay Communities+                                64,000           7,080
   Boston Properties+                                    79,800           7,214
   Brandywine Realty Trust+                              79,200           2,548
   Camden Property Trust+                                41,300           3,038
   Corporate Office Properties Trust+                    74,700           3,143
   DiamondRock Hospitality+                              34,500             511
   DiamondRock Hospitality+                               9,800             145
   Equity Office Properties Trust+                      114,300           4,173
   Equity Residential+                                  153,500           6,866
   Extra Space Storage+                                 111,100           1,804
   Federal Realty Investment Trust+                      37,300           2,611
   General Growth Properties+                           128,310           5,782
   Host Hotels & Resorts+                               428,924           9,381
   Innkeepers USA Trust+                                 17,400             301
   Kimco Realty+                                        145,100           5,295
   Liberty Property Trust+                               26,500           1,171
   Macerich+                                             61,700           4,331
   Mack-Cali Realty+                                     73,900           3,393
   Post Properties+                                      54,650           2,478
   Prologis+                                            134,200           6,995
   PS Business Parks+                                    16,600             979
   Public Storage+                                       28,500           2,163
   Reckson Associates Realty+                            78,950           3,267
   Regency Centers+                                      36,000           2,237
   Saul Centers+                                         20,100             820
   Shurgard Storage Centers, Cl A+                       54,400           3,400
   Simon Property Group+                                120,450           9,990
   SL Green Realty+                                      23,400           2,562
   Strategic Hotels & Resorts+                           63,600           1,319
   Taubman Centers+                                      34,250           1,401
   Thomas Properties Group                               19,600             230
   U-Store-It Trust+                                      8,100             153
   Ventas+                                               99,200           3,361
   Vornado Realty Trust+                                 33,600           3,278
                                                                   ------------
                                                                        125,236
                                                                   ------------
Total Common Stock
   (Cost $107,230) ($ Thousands)                                        136,619
                                                                   ------------

CASH EQUIVALENT -- 4.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% **++              6,790,300           6,790
                                                                   ------------
Total Cash Equivalent
   (Cost $6,790) ($ Thousands)                                            6,790
                                                                   ------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.3%
   iShares Cohen & Steers Realty
      Majors Index Fund                                   6,000    $        503
                                                                   ------------
Total Exchange Traded Fund
   (Cost $383) ($ Thousands)                                                503
                                                                   ------------

Total Investments -- 94.0%
   (Cost $114,403) ($ Thousands)++                                 $    143,912
                                                                   ============

Percentages are based on Net Assets of $153,104 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

Cl -- Class

++ At June 30, 2006, the tax basis cost of the Fund's investments was $114,403, and the unrealized appreciation and depreciation were $30,043 ($ Thousands) and $(534) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.1%
   FHLMC
    7.500%, 11/01/29 to 09/01/32                   $      3,425    $      3,545
    7.000%, 12/01/06 to 01/01/32                          4,230           4,284
    6.500%, 12/01/13 to 10/01/31                          9,372           9,480
    6.000%, 03/01/20 to 06/01/35                         11,643          11,608
    5.500%, 12/01/13 to 04/01/34                         21,477          21,046
    5.000%, 10/01/18 to 07/01/35                         53,369          50,626
    4.500%, 02/01/19 to 11/01/35                         34,460          32,153
    4.000%, 04/01/19 to 10/01/33                          3,268           2,886
   FHLMC (F)
    5.861%, 02/01/36                                      4,585           4,569
    5.368%, 04/01/36                                          1               1
    5.150%, 01/01/36                                      9,348           9,095
   FHLMC TBA
    6.500%, 08/01/31                                      7,542           7,573
    6.000%, 07/01/16 to 09/01/19                         12,365          12,371
    5.500%, 07/15/18 to 08/01/33                        108,594         104,532
    5.000%, 07/15/18 to 07/01/34                         13,900          13,221
   FNMA
    8.000%, 10/01/15                                         30              32
    7.000%, 09/01/26 to 04/01/32                          5,330           5,463
    6.500%, 05/01/17 to 12/01/34                         10,033          10,133
    6.444%, 07/01/36                                      2,684           2,712
    6.000%, 03/01/33 to 10/01/35                         18,032          17,802
    5.500%, 06/01/14 to 02/01/35                        131,053         127,112
    5.000%, 03/01/20 to 12/01/34                         41,192          39,285
    4.653%, 10/01/12                                        708             672
    4.508%, 04/01/09                                      1,833           1,785
    4.500%, 07/25/15 to 02/01/35                         10,567           9,931
    4.000%, 08/01/20                                      2,942           2,714
   FNMA (F)
    6.166%, 11/01/35                                      3,156           3,237
    6.161%, 11/01/35                                      3,158           3,240
    6.158%, 11/01/35                                      3,169           3,251
    6.157%, 11/01/35                                      3,181           3,263
    5.782%, 11/01/35                                      3,244           3,329
    5.662%, 06/01/36                                      1,278           1,266
    5.655%, 10/01/35                                     24,971          25,617
    5.645%, 11/01/35                                      6,348           6,512
    5.635%, 02/01/36                                        966             962
    5.520%, 04/01/36                                          1               1
    5.504%, 06/01/36                                        519             516
    5.298%, 04/01/36                                      1,487           1,452
    5.112%, 12/01/35                                      4,372           4,288
    5.003%, 01/01/36                                      3,154           3,085
   FNMA TBA
    6.500%, 07/01/32                                     58,800          59,094
    6.000%, 09/01/19 to 07/01/36                        116,245         114,509
    5.500%, 07/01/21 to 08/01/33                        359,045         345,326
    5.000%, 07/01/18 to 07/25/36                        307,290         287,593
    4.500%, 07/01/19 to 07/25/36                         10,142           9,009
   GNMA
    8.000%, 11/15/29 to 01/15/31                            238             255
    7.500%, 03/15/29 to 01/15/32                            625             654
    7.000%, 08/15/13                                        207             213
    6.500%, 10/15/23 to 09/15/35                         22,114          22,416
    6.000%, 03/15/14 to 11/15/35                         81,679          81,144
    5.500%, 10/20/34                                      7,013           6,775
    5.079%, 01/16/30                                      1,447           1,418
    5.009%, 07/01/36                                      1,447           1,421
    5.000%, 04/20/33 to 10/15/35                         13,138          12,409
    3.942%, 08/16/25                                        929             893

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA (F)
    4.500%, 08/20/34 to 05/20/36                   $     14,136    $     14,008
    4.000%, 02/20/34 to 03/20/36                          7,486           7,333
    3.750%, 12/20/33 to 05/20/34                         25,884          25,315
   GNMA TBA
    6.500%, 08/15/36                                      8,058           8,156
    6.000%, 07/01/33 to 08/15/36                         10,233          10,132
    5.000%, 07/01/33                                     12,740          12,055
                                                                   ------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,604,805) ($ Thousands)                                    1,584,778
                                                                   ------------

ASSET-BACKED SECURITIES -- 32.4%

AUTOMOTIVE -- 0.8%
   AESOP Funding, Ser 2003-4A, Cl A1
     (C) (F)
     5.497%, 08/20/07                                       700             700
   AmeriCredit Automobile Receivables
     Trust, Ser 2003-DM, Cl A4
     2.840%, 08/06/10                                     2,190           2,149
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl A3
     5.110%, 10/06/10                                     1,117           1,106
   Capital Auto Receivables Asset
     Trust, Ser 2004-1, Cl A3
     2.000%, 11/15/07                                       583             578
   Capital Auto Receivables Asset
     Trust, Ser 2004-2, Cl A2
     3.350%, 02/15/08                                       694             688
   Capital Auto Receivables Asset
     Trust, Ser 2006-1, Cl A3
     5.030%, 10/15/09                                     1,313           1,301
   Capital One Prime Auto Receivables
     Trust, Ser 2006-1, Cl A3
     4.990%, 09/15/10                                     1,642           1,626
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
     2.080%, 05/15/08                                     1,145           1,137
   Drive Auto Receivables Trust, Ser
     2006-1, Cl A3 (C)
     5.490%, 05/15/11                                     1,387           1,383
   Ford Credit Auto Owner Trust, Ser
     2005-A, Cl A3
     3.480%, 11/15/08                                     2,149           2,126
   Ford Credit Auto Owner Trust, Ser
     2005-B, Cl A3
     4.170%, 01/15/09                                     1,498           1,482
   Ford Credit Auto Owner Trust, Ser
     2006-A, Cl A4
     5.070%, 12/15/10                                     2,735           2,699
   Ford Credit Floorplan Master Owner
     Trust, Ser 2006-3, Cl A (F)
     5.482%, 06/15/11                                     1,889           1,889
   Franklin Auto Trust, Ser 2005-1, Cl
     A2
     4.840%, 09/22/08                                       463             462
   Harley Davidson Motorcycle Trust,
     Ser 2006-2, Cl A2
     5.350%, 03/15/13                                       650             646


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Honda Auto Receivables Trust, Ser
     2004-2, Cl A3
     3.300%, 06/16/08                              $      2,619    $      2,594
   Hyundai Auto Receivables Trust, Ser
     2005-A, Cl A4
     4.180%, 02/15/12                                     1,298           1,250
   Nissan Auto Lease Trust, Ser 2005-A,
     Cl A2
     4.610%, 01/15/08                                       942             940
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
     3.750%, 09/17/07                                       336             335
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A4
     4.770%, 07/15/11                                       657             643
   Nissan Auto Receivables Owner Trust,
     Ser 2006-B, Cl A3
     5.160%, 02/15/10                                       705             700
   Triad Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
     4.770%, 01/12/11                                     1,644           1,621
   USAA Auto Owner Trust, Ser 2005-3,
     Cl A2
     4.520%, 06/16/08                                     1,017           1,013
   WFS Financial Owner Trust, Ser
     2003-1, Cl A4
     2.740%, 09/20/10                                       244             241
   WFS Financial Owner Trust, Ser
     2003-4, Cl A4
     3.150%, 05/20/11                                       388             381
   WFS Financial Owner Trust, Ser
     2005-3, Cl A3A
     4.250%, 06/17/10                                       444             438
   Wachovia Auto Owner Trust, Ser
     2005-B, Cl A2
     4.820%, 02/20/09                                     1,665           1,659
                                                                   ------------
                                                                         31,787
                                                                   ------------

CREDIT CARDS -- 0.4%
   Advanta Business Card Master Trust,
     Ser 2006-A1, Cl A1
     5.150%, 10/20/10                                       983             976
   Advanta Business Card Master Trust,
     Ser 2006-A3, Cl A3
     5.300%, 05/21/12                                     1,367           1,358
   Chase Credit Card Master Trust, Ser
     2003-3, Cl A (F)
     5.309%, 10/15/10                                     1,590           1,593
   Chase Issuance Trust, Ser 2006-A3,
     Cl A3 (F)
     5.189%, 07/15/11                                     3,684           3,683
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
     2.900%, 05/17/10                                     5,000           4,766
   Citibank Credit Card Issuance Trust,
     Ser 2005-B1, Cl B1
     4.400%, 09/15/10                                     1,051           1,023
   Citibank Credit Card Issuance Trust,
     Ser 2006-A4, Cl A4
     5.450%, 05/10/13                                     1,919           1,903
   Citibank Credit Card Issuance Trust,
     Ser 2006-A5, Cl A5
     5.300%, 05/20/11                                     1,592           1,578
                                                                   ------------
                                                                         16,880
                                                                   -------------
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 30.7%
   ABFS Mortgage Loan Trust, Ser
     2002-1, Cl A5 (G)
     6.510%, 12/15/32                              $      2,287    $      2,301
   ABS Home Equity Loan Trust, Ser
     2001-HE3, Cl A1 (F)
     5.739%, 11/15/31                                       929             929
   ABS Home Equity Loan Trust, Ser
     2003-HE4, Cl M2 (F)
     7.199%, 08/15/33                                     1,100           1,110
   ABS Home Equity Loan Trust, Ser
     2003-HE5, Cl M1 (F)
     5.949%, 09/15/33                                     1,733           1,747
   ABS Home Equity Loan Trust, Ser
     2003-HE5, Cl M2 (F)
     7.099%, 09/15/33                                     1,050           1,070
   AFC Home Equity Loan Trust, Ser
     1998-1, Cl 1A2 (F)
     5.593%, 04/25/28                                       171             172
   AFC Home Equity Loan Trust, Ser
     2000-1, Cl 2A (F)
     5.563%, 03/25/30                                     7,102           7,117
   Ace Securities, Ser 2003-OP1, Cl M1 (F)
     6.023%, 12/25/33                                     1,000           1,006
   Ace Securities, Ser 2005-HE4, Cl A2A (F)
     5.433%, 07/25/35                                       427             427
   Ace Securities, Ser 2005-HE7, Cl
     A1B2 (F)
     5.623%, 11/25/35                                     1,884           1,885
   Adjustable Rate Mortgage NIM Trust,
     Ser 2005-4, Cl A (C)
     5.500%, 12/27/35                                       927             907
   Adjustable Rate Mortgage Trust, Ser
     2005-8, Cl 4A11 (F)
     5.443%, 11/25/35                                    12,660          12,269
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1 (F)
     6.023%, 01/25/34                                       700             701
   Aegis Asset-Backed Securities Trust,
     Ser 2004-5, Cl 1A1 (F)
     5.513%, 10/25/13                                       314             314
   American Express Credit Card Account
     Master Trust, Ser 2006-2, Cl A
     5.350%, 01/15/14                                     1,947           1,924
   American Home Mortgage Investment
     Trust, Ser 2004-1, Cl 4A (F)
     3.280%, 04/25/44                                       845             814
   American Home Mortgage Investment
     Trust, Ser 2004-4, Cl 4A (F)
     4.390%, 02/25/45                                     3,445           3,323
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (F)
     5.294%, 06/25/45                                     9,868           9,682
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (F)
     5.350%, 11/25/45                                     7,408           7,267


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ameriquest Mortgage Securities, Ser
     2003-2, Cl M1 (F)
     6.223%, 03/25/33                              $      1,424    $      1,429
   Ameriquest Mortgage Securities, Ser
     2004-R12, Cl A3 (F)
     5.603%, 01/25/35                                     1,386           1,387
   Argent Securities, Ser 2003-W5, Cl
     M1 (F)
     6.023%, 10/25/33                                       600             608
   Argent Securities, Ser 2003-W9, Cl
     M1 (F)
     6.013%, 03/25/34                                     1,500           1,509
   Asset Securitization, Ser 1996-D2,
     Cl A1
     6.920%, 02/14/29                                       990             991
   Asset-Backed Funding Certificates,
     Ser 2003-WF1, Cl A2 (F)
     5.831%, 12/25/32                                     2,506           2,530
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A1B
     4.250%, 06/25/35                                     6,522           6,493
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2
     4.300%, 06/25/35                                     3,500           3,439
   Atlantic City Electric Transition
     Funding, Ser 2003-1, Cl A1
     2.890%, 07/20/11                                       247             238
   Banc of America Commercial Mortgage,
     Ser 2002-PB2, Cl B
     6.309%, 06/11/35                                       659             674
   Banc of America Commercial Mortgage,
     Ser 2004-1, Cl A4
     4.760%, 11/10/39                                       461             430
   Banc of America Commercial Mortgage,
     Ser 2005-3, Cl A4
     4.668%, 07/10/43                                    11,300          10,368
   Banc of America Commercial Mortgage,
     Ser 2006-1, Cl A4 (F)
     5.372%, 09/10/45                                     6,100           5,872
   Banc of America Commercial Mortgage,
     Ser 2006-2, Cl A1
     5.611%, 05/10/45                                     2,117           2,112
   Banc of America Commercial Mortgage,
     Ser 2007-6, Cl A4 (F)
     5.182%, 09/10/47                                        --              --
   Banc of America Funding, Ser 2003-1,
     Cl A1
     6.000%, 05/20/33                                         6               6
   Banc of America Funding, Ser 2005-B,
     Cl 2A1 (F)
     5.112%, 04/20/35                                     7,434           7,294
   Banc of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
     5.000%, 02/25/18                                     6,744           6,426
   Bear Stearns Asset-Backed
     Securities, Ser 2000-2, Cl M2
     8.280%, 08/25/30                                     8,000           8,177
   Bear Stearns Asset-Backed
     Securities, Ser 2003-1, Cl A1 (F)
     5.823%, 11/25/42                                     4,926           4,941
   Bear Stearns Asset-Backed
     Securities, Ser 2005-AQ2N, Cl A1 (C)
     5.500%, 09/25/35                                       276             274

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset-Backed
     Securities, Ser 2005-FR1, Cl A1 (C)
     5.000%, 06/25/35                              $        439    $        437
   Bear Stearns Asset-Backed
     Securities, Ser 2006-HE1, Cl 2A1 (F)
     5.413%, 02/25/36                                     6,952           6,954
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl B (C)
     4.888%, 05/14/16                                       370             362
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl C (C)
     4.937%, 05/14/16                                     2,619           2,569
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-PWR8, Cl AAB
     4.581%, 06/11/41                                     2,511           2,342
   Bear Stearns Commercial Mortgage
     Securities, Ser 2006-T22, Cl AM (F)
     5.467%, 04/12/38                                     1,597           1,555
   Capital One Mulit-Asset Execution
     Trust, Ser 2005-A7, Cl A7
     4.700%, 06/15/15                                       520             496
   Capital One Multi-Asset Execution
     Trust, Ser 2003-C4, Cl C4
     6.000%, 08/15/13                                     1,638           1,649
   Capital One Multi-Asset Execution
     Trust, Ser 2006-A6, Cl A6
     5.300%, 02/18/14                                     1,622           1,605
   Carrington Mortgage Loan Trust, Ser
     2005-NC3, Cl A1B (F)
     5.483%, 06/25/35                                     1,641           1,641
   Carrington Mortgage Loan Trust, Ser
     2005-OPT2, Cl A1B (F)
     5.473%, 05/25/35                                     1,052           1,053
   Centex Home Equity, Ser 2004-B, Cl
     AF3 (G)
     2.946%, 05/25/28                                       588             582
   Centex Home Equity, Ser 2004-D, Cl
     AV4 (F)
     5.623%, 11/25/31                                     8,446           8,451
   Chase Commercial Mortgage
     Securities, Ser 2000-3, Cl A2
     7.319%, 10/15/32                                     2,575           2,704
   Chase Funding Mortgage Loan, Ser
     2002-1, Cl 2A2 (F)
     5.573%, 03/25/32                                     3,398           3,399
   Chase Funding Mortgage Loan, Ser
     2003-6, Cl 1A3
     3.340%, 05/25/26                                     3,484           3,409
   Chase Manhattan Commercial Mortgage
     Trust, Ser 99-C2, Cl A2 (F)
     7.546%, 11/17/32                                     5,610           5,865
   Chase Mortgage Finance, Ser 2005-A1,
     Cl 2A3 (F)
     5.252%, 12/25/35                                    12,400          12,045
   Cheyne High Grade, Ser 2004-1A, Cl
     AM1 (C) (F) (K)
     5.180%, 11/10/06                                     5,673           5,673


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Commercial Mortgage Trust,
     Ser 2006-C4, Cl A3 (F)
     5.721%, 06/15/36                              $      2,521    $      2,499
   Citigroup Mortgage Loan Trust, Ser
     2005-HE4, Cl A2C (F)
     5.593%, 10/25/35                                     4,800           4,809
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (F)
     7.226%, 05/15/32                                     1,380           1,419
   Commercial Mortgage Pass-Through
     Certificate, Ser 2000-C1, Cl C
     7.706%, 08/15/33                                       391             416
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-C6, Cl A3 (F)
     5.144%, 06/10/44                                    12,000          11,570
   Commercial Mortgage Pass-Through
     Certificate, Ser 2006-C7, Cl A1
     5.540%, 06/10/46                                     1,588           1,583
   Commodore, Ser 2003-2A, Cl A1MM (C)
     (F) (K)
     5.380%, 12/12/38                                     5,219           5,219
   Conseco Finance Home Loan Trust, Ser
     2000-E, Cl M1
     8.130%, 08/15/31                                     2,102           2,168
   Conseco Finance Securitization, Ser
     2000-4, Cl A6
     8.310%, 05/01/32                                     1,500           1,217
   Conseco Finance, Ser 2001-D, Cl A5 (F)
     6.190%, 11/15/32                                     3,456           3,480
   Contimortgage Home Equity Loan
     Trust, Ser 1997-1, Cl A9
     7.050%, 03/15/28                                       129             130
   Contimortgage Home Equity Loan
     Trust, Ser 1997-2, Cl A9
     7.090%, 04/15/28                                       211             210
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
     6.000%, 02/25/34                                     1,626           1,612
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2 (F)
     5.243%, 08/25/35                                     2,353           2,360
   Countrywide Alternative Loan Trust,
     Ser 2005-56, Cl 4A1 (F)
     5.633%, 11/25/35                                    15,996          16,049
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1 (F)
     5.597%, 11/20/35                                    17,835          17,900
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO
     0.950%, 11/20/35                                    31,872           1,275
   Countrywide Alternative Loan Trust,
     Ser 2005-J4, Cl 2A1B (F)
     5.443%, 07/25/35                                       540             540
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P (H)
     1.030%, 05/20/46                                    49,870           2,589
   Countrywide Asset-Backed
     Certificates, Ser 2003-2, Cl M2 (F)
     6.973%, 03/26/33                                       748             752

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
     Certificates, Ser 2003-C2, Cl 2A1 (F)
     5.623%, 06/25/33                              $         38    $         38
   Countrywide Asset-Backed
     Certificates, Ser 2004-11, Cl A2 (F)
     5.703%, 03/25/33                                     2,882           2,887
   Countrywide Asset-Backed
     Certificates, Ser 2004-14, Cl A4 (F)
     5.603%, 06/25/35                                     3,133           3,144
   Countrywide Asset-Backed
     Certificates, Ser 2004-3N, Cl NOTE
     (C) (F)
     5.523%, 05/25/09                                        13              13
   Countrywide Asset-Backed
     Certificates, Ser 2005-12, Cl 1A1 (F)
     5.473%, 02/25/36                                       880             880
   Countrywide Asset-Backed
     Certificates, Ser 2005-15, Cl 1AF1 (F)
     5.463%, 04/25/36                                    16,749          16,753
   Countrywide Asset-Backed
     Certificates, Ser 2005-BC4, Cl 2A1 (F)
     5.443%, 08/25/35                                       498             498
   Countrywide Asset-Backed
     Certificates, Ser 2006-11, Cl 3AV1 (F)
     5.395%, 12/25/49                                     1,811           1,811
   Countrywide Asset-Backed
     Certificates, Ser 2006-ABC1, Cl A1 (F)
     5.238%, 06/29/36                                     1,747           1,747
   Countrywide Asset-Backed
     Certificates, Ser 2006-IM1, Cl A1 (F)
     5.413%, 04/25/36                                     7,992           7,993
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                     2,572           2,551
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (F)
     5.499%, 02/15/34                                     3,647           3,655
   Countrywide Home Equity Loan Trust,
     Ser 2005-F, Cl 2A (F)
     5.439%, 12/15/35                                    12,047          12,052
   Countrywide Home Equity Loan Trust,
     Ser 2005-H, Cl 2A (F)
     5.439%, 12/15/35                                    11,031          11,047
   Countrywide Home Loans, Ser
     2005-HY10, Cl 1A1 (F)
     5.289%, 02/20/36                                     3,194           3,171
   Countrywide Home Loans, Ser
     2005-HYB9, Cl 1A1 (F)
     5.150%, 02/20/36                                     2,014           1,982
   Countrywide Home Loans, Ser
     2005-HYB9, Cl 1A2 (F)
     5.150%, 02/20/36                                       438             431
   Countrywide Home Loans, Ser 2005-R3,
     Cl AF (C) (F)
     5.723%, 09/25/35                                     9,402           9,457


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans, Ser
     2006-HYB1, Cl 1A1 (F)
     5.410%, 03/20/36                              $      7,724    $      7,606
   Credit Suisse First Boston Mortgage
     Securities, Ser 1998-C2, Cl A2
     6.300%, 11/11/30                                    11,347          11,480
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-CP4, Cl A4
     6.180%, 12/15/35                                     2,312           2,349
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-MH29,
     Cl A (G)
     5.600%, 09/25/31                                     1,691           1,594
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKN2, Cl A3
     6.133%, 04/15/37                                       503             511
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKP1, Cl A3
     6.439%, 12/15/35                                     1,304           1,342
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
     5.183%, 11/15/36                                     1,876           1,820
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CP3, Cl A3
     5.603%, 07/15/35                                     1,610           1,596
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-AR24, Cl 2A4 (F)
     4.028%, 10/25/33                                    12,000          11,670
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-C4, Cl A4 (F)
     5.137%, 08/15/36                                     2,889           2,770
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C2, Cl A2 (F)
     5.416%, 05/15/36                                     5,639           5,466
   Criimi Mae Commercial Mortgage, Ser
     1998-C1, Cl A2 (C)
     7.000%, 06/02/33                                     8,947           8,989
   DLJ Commercial Mortgage, Ser
     1999-CG1, Cl A1B
     6.460%, 03/10/32                                     5,030           5,116
   DSLA Mortgage Loan Trust, Ser
     2004-AR2, Cl A2B (F)
     5.652%, 11/19/44                                     8,653           8,694
   DSLA Mortgage Loan Trust, Ser
     2004-AR3, Cl B2 (F)
     6.352%, 07/19/44                                     1,043           1,055
   Duke Funding, Ser 2004-6B, Cl A1S1
     (C) (F) (K)
     5.093%, 04/09/07                                     8,509           8,509
   EMC Mortgage Loan Trust, Ser
     2002-AA, Cl A1 (C) (F)
     5.793%, 05/25/39                                     2,758           2,773
   EQCC Trust, Ser 2002-1, Cl 2A (F)
     5.623%, 11/25/31                                       575             575
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (F)
     7.775%, 07/25/28                                       336             335
   FFCA Secured Lending, Ser 1999-1A,
     IO (C) (F) (H)
     1.468%, 09/18/25                                    11,208             599
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2004-FF10, Cl A2 (F)
     5.723%, 12/25/32                                     2,252           2,258

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2004-FF11, Cl 1A2 (F)
     5.673%, 01/25/35                              $      1,596    $      1,599
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2004-FFA, Cl A2A (F)
     5.433%, 03/25/25                                       638             638
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2004-FFH3, Cl 2A1 (F)
     5.453%, 09/25/35                                     9,692           9,693
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2005-FF10, Cl A4 (F)
     5.643%, 11/25/35                                     8,400           8,420
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2005-FF3, Cl A1 (F)
     5.403%, 04/25/35                                     1,935           1,935
   First Franklin Mortgage Loan
     Asset-Backed Securities, Ser
     2005-FF9, Cl A3 (F)
     5.603%, 10/25/35                                     9,500           9,520
   First Franklin Mortgage Loan, Ser
     2005-FFH4, Cl N1 (C)
     5.682%, 12/25/35                                       232             231
   First Horizon, Ser 2004-HE2, Cl A
     (F)
     5.543%, 02/25/34                                     3,860           3,862
   First Union National Bank, Ser
     2001-C4, Cl B
     6.417%, 12/12/33                                       809             833
   Fleet Home Equity Trust, Ser 2001-1,
     Cl A (F)
     5.291%, 05/20/31                                       335             335
   Fund America Investors, Ser 1993-A,
     Cl A2 (F)
     6.145%, 06/25/23                                       428             427
   GE Capital Commercial Mortgage, Ser
     2001-3, Cl A2
     6.070%, 06/10/38                                     1,967           1,996
   GE Capital Commercial Mortgage, Ser
     2002-1A, Cl A3
     6.269%, 12/10/35                                     5,610           5,744
   GE Capital Commercial Mortgage, Ser
     2002-2A, Cl A3
     5.349%, 08/11/36                                     1,358           1,327
   GE Capital Commercial Mortgage, Ser
     2002-3A, Cl A2
     4.996%, 12/10/37                                       786             756
   GE Capital Commercial Mortgage, Ser
     2003-C2, Cl A4
     5.145%, 07/10/37                                       656             630
   GE Capital Commercial Mortgage, Ser
     2004-C3, Cl A4 (F)
     5.189%, 07/10/39                                     3,595           3,440
   GE Capital Commercial Mortgage, Ser
     2005-C4, Cl A3A (F)
     5.511%, 11/10/45                                    12,650          12,360
   GE Capital Commercial Mortgage, Ser
     2006-C1, Cl A3 (F)
     5.519%, 03/10/44                                     2,455           2,384
   GE Capital Mortgage Services, Ser
     1997-HE3, Cl A6
     6.720%, 10/25/27                                       336             335


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
     6.700%, 05/15/30                              $      9,045    $      9,165
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
     6.945%, 09/15/33                                       100             103
   GMAC Commercial Mortgage Securities,
     Ser 2002-C2, Cl A3
     5.713%, 10/15/38                                     2,439           2,432
   GMAC Commercial Mortgage Securities,
     Ser 2004-C1, Cl A1
     3.118%, 03/10/38                                       666             643
   GMAC Commercial Mortgage Securities,
     Ser 2004-C2, Cl A1
     3.896%, 08/10/38                                       223             216
   GMAC Commercial Mortgage Securities,
     Ser 2006-C1, Cl A4 (F)
     5.238%, 11/10/45                                     1,587           1,511
   GMAC Commercial Mortgage Securities,
     Ser2003-C3, Cl A4
     5.023%, 04/10/40                                     3,624           3,446
   GMAC Mortgage Loan Trust, Ser
     2004-HE2, Cl A2 (F)
     2.790%, 10/25/33                                     2,043           2,015
   GMAC Mortgage Loan Trust, Ser
     2004-HE4, Cl A1 (F)
     5.603%, 03/25/35                                    15,879          15,901
   GS Mortgage Securities, Ser 1998-1,
     Cl A (C)
     8.000%, 09/19/27                                       115             120
   GS Mortgage Securities, Ser
     1998-GLII, Cl A2
     6.562%, 04/13/31                                     3,608           3,652
   GS Mortgage Securities, Ser
     2005-GG4, Cl AABA
     4.680%, 07/10/39                                       350             330
   GS Mortgage Securities, Ser 2006-C1,
     Cl B
     6.970%, 10/18/30                                     1,189           1,217
   GS Mortgage Securities, Ser
     2006-GG6, Cl AM (F)
     5.622%, 04/10/38                                    11,200          10,926
   GSAA Home Equity Trust, Ser 2005-2,
     Cl 2A1 (F)
     5.463%, 12/25/34                                        78              78
   GSAA Home Equity Trust, Ser 2006-2,
     Cl 2A1 (F)
     5.423%, 12/25/35                                    15,876          15,876
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
     5.723%, 02/25/33                                     5,221           5,252
   GSR Mortgage Loan Trust, Ser
     2003-13, Cl 1A1 (F)
     4.503%, 10/25/33                                     8,437           8,012
   Green Tree Financial, Ser 1993-4, Cl A5
     7.050%, 01/15/19                                       634             636
   Green Tree Financial, Ser 1996-5, Cl A6
     7.750%, 07/15/27                                     1,748           1,799
   Green Tree Financial, Ser 1998-6, Cl A6
     6.270%, 06/01/30                                       291             291

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greenwich Capital Commercial
     Funding, Ser 2005-GG3, Cl AAB (F)
     4.619%, 08/10/42                              $      6,305    $      5,924
   HSI Asset Securitization Trust, Ser
     2005-I1, Cl 2A3 (F)
     5.613%, 11/25/35                                     8,000           8,020
   HSI Asset Securitization Trust, Ser
     2005-NC1, Cl 2A4 (F)
     5.643%, 07/25/35                                     2,074           2,075
   Harborview Mortgage Loan Trust, Ser
     2005-01, Cl X, IO (E)
     1.002%, 03/19/35                                    33,091             714
   Harborview Mortgage Loan Trust, Ser
     2005-10, Cl X, IO (F) (H)
     1.106%, 11/19/35                                    45,526           1,181
   Harborview Mortgage Loan Trust, Ser
     2005-12, Cl X2B, IO (F) (H)
     0.900%, 10/19/35                                    36,160           1,057
   Heller Financial Commercial
     Mortgage, Ser 1999-PH1, Cl C (F)
     7.052%, 05/15/31                                       250             258
   Home Equity Asset Trust, Ser 2003-4,
     Cl M2 (F)
     7.223%, 10/25/33                                     1,275           1,288
   Home Equity Asset Trust, Ser
     2005-5N, Cl A (C)
     5.500%, 12/27/35                                       864             851
   IMPAC CMB Trust, Ser 2003-12, Cl A1 (F)
     6.083%, 12/25/33                                     3,114           3,114
   Indymac INDA Mortgage Loan Trust,
     Ser 2005-AR2, Cl 1A1 (F)
     4.918%, 01/25/36                                       819             812
   Indymac Indx Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (H)
     0.930%, 12/25/34                                    30,977             716
   Indymac Seconds Asset-Backed Trust,
     Ser 2006-6A, Cl A (F)
     5.453%, 06/25/36                                     5,934           5,934
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
     6.429%, 04/15/35                                     5,170           5,304
   JP Morgan Chase Commercial Mortgage,
     Ser 2006-LDP7, Cl A4 (F)
     5.876%, 04/15/45                                     1,573           1,566
   JPMorgan Chase Commercial Mortgage,
     Ser 2003-CB7, Cl A4 (F)
     4.879%, 01/12/38                                     1,670           1,574
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-CB12, Cl A4
     4.895%, 09/12/37                                       680             633
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-LDP4, Cl A4 (F)
     4.918%, 10/15/42                                     3,700           3,446
   JPMorgan Chase Commercial Mortgage,
     Ser 2006-CB14, Cl A3B (F)
     5.671%, 12/12/44                                     1,695           1,661
   JPMorgan Mortgage Acquisition, Ser
     2005-OPT2, Cl A3 (F)
     5.563%, 12/25/35                                     1,636           1,640


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser
     2005-A3, Cl 11A2 (F)
     4.511%, 06/25/35                              $     12,385    $     11,487
   JPMorgan Mortgage Trust, Ser
     2006-A2, Cl 2A2 (F)
     5.773%, 04/25/36                                    12,600          12,274
   JPMorgan Mortgage Trust, Ser
     2006-A3, Cl 3A4 (F)
     5.768%, 05/25/36                                    13,560          13,237
   LB Commercial Conduit Mortgage
     Trust, Ser 1999-C2, Cl A1
     7.105%, 10/15/32                                       654             655
   LB Commercial Conduit Mortgage
     Trust, Ser 1999-C2, Cl B
     7.425%, 10/15/32                                       378             397
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C7, Cl A4 (F)
     4.931%, 09/15/35                                       880             835
   Lehman Brothers Commercial Mortgage,
     Ser 1998-C2, Cl A2
     6.560%, 11/18/35                                     3,039           3,071
   Lehman XS Trust, Ser 2005-5N, Cl 1A1 (F)
     5.623%, 11/25/35                                    13,233          13,093
   Lehman XS Trust, Ser 2005-5N, Cl M4 (F)
     7.073%, 11/25/35                                     1,800           1,744
   Lehman XS Trust, Ser 2005-5N, Class
     3A3A (F)
     5.513%, 11/25/35                                     3,402           3,405
   Lehman XS Trust, Ser 2006-7, Cl 2A1 (F)
     5.393%, 05/25/36                                     9,400           9,394
   Long Beach Asset Holdings, Ser
     2005-WL1, Cl N1 (C)
     5.193%, 06/25/45                                       835             829
   Long Beach Mortgage Loan Trust, Ser
     2006-WL1, Cl 1A3 (F)
     5.653%, 01/25/36                                     2,416           2,423
   MLCC Mortgage Investors, Ser 2004-B,
     Cl A3 (F)
     6.075%, 05/25/29                                     2,967           3,001
   Master Asset-Backed Securities
     Trust, Ser 2002-OPT1, Cl M1 (F)
     6.473%, 11/25/32                                     1,153           1,155
   Master Asset-Backed Securities
     Trust, Ser 2004-FRE1, Cl A2 (F)
     5.663%, 07/25/34                                       255             255
   Master Asset-Backed Securities
     Trust, Ser 2004-OPT2, Cl A2 (F)
     5.673%, 09/25/34                                       219             220
   Master Asset-Backed Securities
     Trust, Ser 2005-AB1, Cl A1B
     5.143%, 11/25/35                                     1,167           1,158
   Master Asset-Backed Securities
     Trust, Ser 2006-AB1, Cl A1 (F)
     5.463%, 02/25/36                                    19,348          19,350
   Master Reperforming Loan Trust, Ser
     2005-1, Cl 1A1 (C)
     6.000%, 08/25/34                                     6,172           6,113
   Master Seasoned Securities Trust,
     Ser 2004-2, Cl A2
     6.500%, 08/25/32                                     6,485           6,506
   Merrill Lynch Mortgage Investors,
     Ser 2003-OPT1, Cl A3 (F)
     5.683%, 07/25/34                                     2,472           2,477

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 2004-A1, Cl 4A (F)
     5.347%, 02/25/34                              $      8,540    $      8,306
   Merrill Lynch Mortgage Investors,
     Ser 2005-HE2, Cl A2A (F)
     5.433%, 09/25/36                                     2,021           2,022
   Merrill Lynch Mortgage Investors,
     Ser 2005-SD1, Cl A1 (F)
     5.503%, 05/25/46                                       818             818
   Merrill Lynch Mortgage Investors,
     Ser 2006-WMC2, Cl A2D (G)
     5.895%, 03/25/37                                     5,200           5,100
   Merrill Lynch Mortgage Trust, Ser
     2002-MW1, Cl A4
     5.619%, 07/12/34                                     2,541           2,519
   Merrill Lynch Mortgage Trust, Ser
     2004-KEY2, Cl A4 (F)
     4.864%, 08/12/39                                     1,859           1,729
   Merrill Lynch Mortgage Trust, Ser
     2005-CIP1, Cl AM (F)
     5.107%, 07/12/38                                        --              --
   Merrill Lynch Mortgage Trust, Ser
     2005-CKI1, Cl A6 (F)
     5.245%, 11/12/37                                     1,250           1,199
   Merrill Lynch Mortgage Trust, Ser
     2005-MCP1, Cl A4 (F)
     4.747%, 06/12/43                                     3,780           3,483
   Merrill Lynch Mortgage Trust, Ser
     2006-C1, Cl AM (F)
     5.661%, 05/12/39                                        --              --
   Merrill Lynch/Countrywide Commercial
     Mortgage Trust, Ser 2006-2, Cl A4 (F)
     5.910%, 06/12/46                                     1,259           1,265
   Merrill Lynch/Countrywide Commercial
     Mortgage Trust, Ser 2006-2, Cl AM (F)
     5.917%, 06/12/46                                       944             946
   Mid-State Trust, Ser 11, Cl A1
     4.864%, 07/15/38                                     6,007           5,597
   Morgan Stanley Capital I, Ser
     2003-NC10, Cl M2 (F)
     7.123%, 10/25/33                                     1,065           1,076
   Morgan Stanley Capital I, Ser
     2003-NC8, Cl M1 (F)
     6.023%, 09/25/33                                     2,200           2,208
   Morgan Stanley Capital I, Ser
     2003-NC8, Cl M3 (F)
     7.423%, 09/25/33                                       600             606
   Morgan Stanley Capital I, Ser
     2003-T11, Cl A4
     5.150%, 06/13/41                                     6,191           5,939
   Morgan Stanley Capital I, Ser
     2004-HQ4, Cl A2
     3.920%, 04/14/40                                     1,227           1,191
   Morgan Stanley Capital I, Ser
     2004-WMC2, Cl A2 (F)
     5.683%, 07/25/34                                       707             707
   Morgan Stanley Capital I, Ser
     2005-HQ6, Cl A4A
     4.989%, 08/13/42                                     5,600           5,256
   Morgan Stanley Capital I, Ser
     2006-NC1, Cl A1 (F)
     5.403%, 12/25/35                                     1,914           1,915


--------------------------------------------------------------------------------
             SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter Capital
     I, Ser 2003-NC4, Cl M2 (F)
     7.323%, 04/25/33                              $        780    $        784
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
     7.570%, 11/15/36                                     3,402           3,572
   Morgan Stanley Home Equity Loan
     Trust, Ser 2006-2, Cl A2 (F)
     5.433%, 02/25/36                                       942             942
   Mortgage Capital Funding, Ser
     1998-MC2, Cl A2
     6.423%, 06/18/30                                     5,043           5,091
   New Century Home Equity Loan Trust,
     Ser 2003-B, Cl M1 (F)
     5.973%, 09/25/33                                     2,200           2,219
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (F)
     4.450%, 08/25/34                                     5,500           5,446
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A1F
     4.359%, 08/25/35                                     1,479           1,473
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2
     4.461%, 08/25/35                                    11,500          11,329
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (F)
     5.443%, 10/25/35                                     8,569           8,570
   Newcastle CDO, Ser 2005-6A, Cl IM1
     (F) (K)
     5.384%, 04/24/07                                     2,269           2,268
   Nomura Home Equity Loan, Ser
     2006-WF1, Cl A1 (F)
     5.410%, 03/25/36                                     1,572           1,572
     5.317%, 08/01/36                                     1,572           1,572
   Northstar Education Finance, Ser
     2005-1, Cl A5
     4.740%, 01/01/43                                     1,155           1,130
   Novastar Home Equity Loan, Ser
     1998-2, Cl A2 (F)
     5.558%, 08/25/28                                       468             468
   Novastar Home Equity Loan, Ser
     2005-2, Cl A2B (F)
     5.473%, 10/25/35                                     1,086           1,086
   Novastar Home Equity Loan, Ser
     2005-4, Cl A2A (F)
     5.413%, 01/25/36                                     2,726           2,726
   Oncor Electric Delivery Transition
     Bond, Ser 2003-1, Cl A2
     4.030%, 02/15/12                                     5,000           4,846
   Option One Mortgage Loan Trust, Ser
     2001-4, Cl A (F)
     5.923%, 01/25/32                                       883             883
   Option One Mortgage Loan Trust, Ser
     2006-1, Cl 2A1 (F)
     5.393%, 01/25/36                                     1,337           1,338
   Option One Mortgage Loan Trust, Ser
     2006-1, Cl M10 (C) (F)
     7.823%, 01/25/36                                       130             112
   Option One Mortgage Loan Trust, Ser
     2006-1, Cl M11 (C) (F)
     7.823%, 01/25/36                                       280             248
   Option One Mortgage Securities, Ser
     2005-3A, Cl N1 (C)
     5.438%, 08/26/35                                     1,120           1,110

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Orchid Structured Finance CDO, Ser
     2003-1A, Cl A1MM (C) (F)
     5.323%, 11/18/38                              $     14,029    $     14,029
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1, Cl
     AF1 (G)
     5.424%, 12/25/36                                    12,238          12,144
   Ownit Mortgage Loan NIM Trust, Ser
     2005-5A, Cl N1 (C)
     5.500%, 10/25/36                                       202             200
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AM6 (C) (F) (K)
     5.353%, 11/27/06                                     6,383           6,383
   RMAC, Ser 2004-NS3A, Cl A1 (C) (F) (K)
     5.170%, 09/12/06                                     1,055           1,055
   Residential Accredit Loans, Ser
     2006-Q01, Cl 2A3 (F)
     5.723%, 02/25/46                                     1,343           1,346
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1 (F)
     6.053%, 12/25/33                                       700             706
   Residential Asset Mortgage Products,
     Ser 2003-RS2, Cl AII (F)
     5.663%, 03/25/33                                       231             231
   Residential Asset Mortgage Products,
     Ser 2003-RS3, Cl AII (F)
     5.683%, 04/25/33                                       337             338
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
     6.500%, 11/25/31                                     4,136           4,163
   Residential Asset Securities, Ser
     2002-KS7, Cl A2 (F)
     5.693%, 11/25/32                                     4,491           4,493
   Residential Asset Securities, Ser
     2006-EMX2, Cl A1 (F)
     5.400%, 02/25/36                                     7,813           7,815
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 2A1 (F)
     5.239%, 12/25/34                                     5,598           5,536
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7 (F)
     8.290%, 02/25/25                                     4,893           4,890
   Residential Funding Mortgage
     Securities, Ser 2005-HS1, Cl AI1 (F)
     5.443%, 09/25/35                                    11,329          11,304
   Resmae Mortgage Loan Trust, Ser
     2006-1, Cl A2A (C) (F)
     5.423%, 02/25/36                                     7,020           7,020
   SB Finance NIM Trust, Ser 2005-HE3,
     Cl 2N1 (C)
     5.000%, 06/25/35                                     2,232           2,217
   SB Finance NIM Trust, Ser 2005-HE3,
     Cl N1 (C)
     4.750%, 09/25/35                                     2,704           2,684
   SLM Student Loan Trust, Ser 2001-1,
     Cl A6 (C)
     3.460%, 07/25/39                                       709             671
   Saco I Trust, Ser 2005-9, Cl A1 (F)
     5.573%, 12/25/35                                     2,025           2,026


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Saco I Trust, Ser 2005-WM3, Cl A1 (F)
     5.583%, 09/25/35                              $      5,150    $      5,151
   Saco I Trust, Ser 2006-6, Cl A
     5.453%, 06/30/36                                     8,300           8,305
   Sail NIM Notes, Ser 2005-11A, Cl A (C)
     7.500%, 01/27/36                                       500             496
   Salomon Brothers Mortgage Securities
     VII, Ser 2001-C2, Cl A3
     6.499%, 10/13/11                                     7,300           7,516
   Sasco NIM Trust, Ser 2005-WF3A, Cl A (C)
     4.750%, 07/27/35                                       516             513
   Saturn Ventures II (C) (F) (K)
     5.190%, 08/07/06                                    10,588          10,588
   Securitized Asset-Backed Receivables
     LLC, Ser 2005-FR4, Cl A3 (F)
     5.523%, 01/25/36                                     4,869           4,874
   Sharps SP I LLC NIM Trust, Ser
     2005-HE5N, Cl A1 (C)
     5.800%, 08/25/35                                       900             891
   Sharps SP I LLC NIM Trust, Ser
     2005-WF1N, Cl NA (C)
     6.150%, 05/25/35                                       727             720
   Soundview Home Equity Loan Trust,
     Ser 2005-OPT4, Cl M8 (F)
     7.823%, 12/25/35                                       500             450
   Specialty Underwriting & Residential
     Finance, Ser 2005-BC4, Cl A2A (F)
     5.433%, 09/25/36                                     1,341           1,342
   Start, Ser 2003-1, Cl X
     4.130%, 01/21/10                                     6,805           6,771
   Start, Ser 2003-2, Cl X
     4.600%, 01/21/09                                     8,584           8,584
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-19XS, Cl 1A1 (F)
     5.643%, 10/25/35                                     5,147           5,174
   Structured Asset Investment Loan
     Trust, Ser 2005-11, Cl A4 (F)
     5.413%, 01/25/36                                     1,347           1,347
   Structured Asset Investment Loan
     Trust, Ser 2005-11, Cl A6 (F)
     5.543%, 01/25/36                                       789             791
   Structured Asset Investment Loan
     Trust, Ser 2005-5, Cl A2 (F)
     5.413%, 06/25/35                                        78              78
   Structured Asset Investment Loan
     Trust, Ser 2005-8, Cl A2 (F)
     5.453%, 10/25/35                                     2,812           2,813
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (F)
     7.323%, 06/25/33                                       300             301
   Structured Asset Securities, Ser
     2004-19XS, Cl A2 (G)
     4.370%, 10/25/34                                     2,000           1,971
   Structured Asset Securities, Ser
     2005-S1, Cl B3 (C) (F)
     7.823%, 03/25/35                                       500             481
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM (C) (F) (K)
     5.371%, 03/28/07                                     7,086           7,086

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   TMS SBA Loan Trust, Ser 1999-1, Cl A (F)
     5.800%, 07/15/25                              $        511    $        508
   Terwin Mortgage Trust, Ser
     2005-9HGS, Cl A1 (C) (F)
     4.000%, 08/25/35                                     6,771           6,665
   Terwin Mortgage Trust, Ser
     2006-2HGS, Cl A1 (C) (F)
     4.500%, 03/25/37                                    15,843          15,643
   Terwin Mortgage Trust, Ser
     2006-2HGS, Cl AX (C) (F)
     20.000%, 03/25/37                                    1,946             561
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl A1 (C) (F)
     4.500%, 05/25/37                                    16,353          16,202
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl AX (C) (F)
     20.000%, 05/25/37                                    2,912             724
   Terwin Mortgage Trust, Ser 2006-6SL,
     Cl A1
     4.500%, 06/25/36                                    10,500          10,377
   Terwin Mortgage Trust, Ser 2006-HF1,
     Cl A1A (C) (F)
     4.500%, 02/25/37                                     9,387           9,329
   Thornburg Mortgage Securities Trust,
     Ser 2005-3, Cl 2A1 (F)
     5.563%, 10/25/35                                    15,144          15,140
   Thornburg Mortgage Securities Trust,
     Ser 2006-1, Cl A3 (F)
     5.493%, 01/25/36                                    24,623          24,574
   Thornburg Mortgage Securities Trust,
     Ser 2006-3, Cl A2 (F)
     5.290%, 06/25/36                                    16,600          16,600
   Thornburg Mortgage Securities Trust,
     Ser 2006-3, Cl A3 (F)
     5.290%, 06/25/36                                    16,600          16,600
   Triad Auto Receivables Owner Trust,
     Ser 2005-A, Cl A3
     4.050%, 03/12/10                                     1,000             985
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-C1A, Cl A4
     6.287%, 04/15/34                                     1,543           1,581
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A3
     4.957%, 08/15/35                                       737             712
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A4
     5.125%, 08/15/35                                     1,247           1,195
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C8, Cl A3
     4.445%, 11/15/35                                       839             798
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C10, Cl A4
     4.748%, 02/15/41                                     2,200           2,045
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C14, Cl A4 (F)
     5.088%, 08/15/41                                     2,205           2,090


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C15, Cl A4
     4.803%, 10/15/41                              $      1,606    $      1,490
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C21, Cl A4 (F)
     5.195%, 10/15/44                                        --              --
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2006-C26, Cl APB
     5.997%, 06/15/45                                     2,205           2,217
   Wachovia Mortgage Loan Trust, Ser
     2006-AMN1, Cl A1 (F)
     5.234%, 08/25/36                                     1,460           1,460
   Washington Mutual Mortgage, Ser
     2003-MS1, Cl 1A
     5.000%, 02/25/18                                     2,758           2,623
   Washington Mutual Mortgage, Ser
     2003-MS2, Cl 3A1
     5.000%, 03/25/18                                     7,908           7,469
   Washington Mutual, Ser 2005-AR13, Cl
     A1A1 (F)
     5.613%, 10/25/45                                    11,468          11,535
   Washington Mutual, Ser 2005-AR15, Cl
     A1A2 (F)
     5.603%, 11/25/45                                    15,210          15,258
   Washington Mutual, Ser 2005-AR16, Cl
     1A4A (F)
     5.121%, 12/25/35                                    12,955          12,505
   Washington Mutual, Ser 2005-AR19, Cl
     A1A2 (F)
     5.613%, 12/25/45                                    18,293          18,353
   Wells Fargo Home Equity Trust, Ser
     2004-2, Cl A12 (F)
     3.450%, 06/25/19                                    10,600          10,550
   Wells Fargo Home Equity Trust, Ser
     2004-2, Cl M8B (C) (F)
     5.000%, 03/25/33                                       590             548
   Wells Fargo, Ser 2004-H, Cl A-1 (F)
     4.527%, 06/25/34                                     9,130           8,772
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME (C) (F) (K)
     5.349%, 09/15/06                                     1,702           1,702
   Witherspoon CDO Funding (C) (F) (K)
     5.209%, 09/15/06                                     7,942           7,942
   Zuni Mortgage Loan Trust,
     Ser 2006-0A1, Cl A1 (F)
     5.407%, 08/25/36                                    16,500          16,500
                                                                   ------------
                                                                      1,276,315
                                                                   ------------

OTHER ASSET-BACKED SECURITIES -- 0.5%
   Comed Transitional Funding Trust,
     Ser 1998-1, Cl A7
     5.740%, 12/25/10                                       608             609
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (C) (F)
     5.679%, 08/15/25                                     4,300           3,386
   Encore Credit Receivables Trust,
     Ser 2005-3, Cl 2A1 (F)
     5.443%, 10/25/35                                       744             744
   MSDWCC Heloc Trust, Ser 2005-1,
     Cl A (F)
     5.513%, 07/25/17                                     1,329           1,330

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts RRB Special Purpose
     Trust, Ser 2001-1, Cl A
     6.530%, 06/01/15                              $      1,022    $      1,053
   PG&E Energy Recovery Funding, Ser
     2005-1, Cl A2
     3.870%, 06/25/11                                     1,557           1,517
   Peco Energy Transition Trust, Ser
     2001-A, Cl A1
     6.520%, 12/31/10                                     1,035           1,066
   SLM Student Loan Trust, Ser 2004-1,
     Cl A2 (F)
     5.240%, 07/25/18                                     1,359           1,364
   SLM Student Loan Trust, Ser 2005-7,
     Cl A3
     4.410%, 07/25/25                                     1,219           1,193
   SLM Student Loan Trust, Ser 2005-8,
     Cl A4
     4.250%, 01/25/28                                     3,279           3,185
   Stingray Pass-Through Trust (C)
     5.902%, 01/12/15                                     4,500           4,236
                                                                   ------------
                                                                         19,683
                                                                   ------------
Total Asset-Backed Securities
   (Cost $1,365,113) ($ Thousands)                                    1,344,665
                                                                   ------------

CORPORATE OBLIGATIONS -- 31.7%

CONSUMER DISCRETIONARY -- 1.9%
   American Achievement
     8.250%, 04/01/12                                       900             886
   Beazer Homes
     8.625%, 05/15/11                                       500             504
   Boyd Gaming (J)
     7.125%, 02/01/16                                       350             338
     6.750%, 04/15/14                                       570             541
   CBS
     5.625%, 08/15/12                                       705             689
   COX Communications
     7.875%, 08/15/09                                       750             787
     4.625%, 06/01/13                                       805             723
   CSC Holdings
     7.625%, 07/15/18                                        80              79
   Caesars Entertainment
     8.125%, 05/15/11                                       540             569
   Cisco Systems
     5.500%, 02/22/16                                     1,315           1,263
   Clear Channel Communications
     4.250%, 05/15/09                                       990             939
   Comcast
     6.500%, 01/15/15                                     1,475           1,487
     5.900%, 03/15/16                                     1,470           1,412
     5.850%, 11/15/15                                       465             448
     5.650%, 06/15/35                                       635             539
     5.450%, 11/15/10                                       525             517
     5.300%, 01/15/14                                     2,340           2,202
   Comcast Cable Communications
     8.375%, 03/15/13                                     1,070           1,188
     6.750%, 01/30/11                                     7,430           7,667
   Continental Cablevision
     9.000%, 09/01/08                                     1,150           1,222
   DaimlerChrysler
     8.500%, 01/18/31                                       620             702
     7.300%, 01/15/12                                     1,400           1,457
     6.500%, 11/15/13                                     1,805           1,804
     5.875%, 03/15/11                                     1,125           1,107

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   DaimlerChrysler MTN
     5.750%, 05/18/09                              $      1,270    $      1,258
   Directv Holdings
     6.375%, 06/15/15                                       350             323
   Echostar DBS (C)
     7.125%, 02/01/16                                     1,970           1,896
   Ford Motor
     9.980%, 02/15/47                                     3,800           3,059
     9.215%, 09/15/21                                     1,000             790
     7.500%, 08/01/26                                     1,900           1,330
     7.125%, 11/15/25                                     4,961           3,423
   Ford Motor (J)
     7.450%, 07/16/31                                     2,940           2,124
   Gannett
     5.750%, 06/01/11                                     1,375           1,354
   General Motors (J)
     8.250%, 07/15/23                                     3,100           2,441
   Harrahs Operating
     6.500%, 06/01/16                                     1,270           1,237
     5.625%, 06/01/15                                     1,530           1,415
   Hertz (C)
     8.875%, 01/01/14                                       725             743
   Inn of the Mountain Gods
     12.000%, 11/15/10                                    1,010           1,073
   Jacuzzi Brands
     9.625%, 07/01/10                                       870             919
   Kabel Deutschland (C)
     10.625%, 07/01/14                                      545             575
   Liberty Media (F)
     6.829%, 09/17/06                                     3,091           3,097
   MGM Mirage
     8.500%, 09/15/10                                       160             166
   Mandalay Resort Group
     9.500%, 08/01/08                                       440             465
   Nationsrent
     9.500%, 10/15/10                                       150             160
   News America
     6.200%, 12/15/34                                       395             358
   News America (C)
     6.400%, 12/15/35                                       995             920
   Omnicon Group
     5.900%, 04/15/16                                     2,165           2,073
   Quebecor Media (C)
     7.750%, 03/15/16                                       470             461
   Reader's Digest Association
     6.500%, 03/01/11                                       390             376
   River Rock Entertainment
     9.750%, 11/01/11                                       930             979
   Rogers Cable
     7.875%, 05/01/12                                       550             562
     6.750%, 03/15/15                                     1,015             967
   Russell
     9.250%, 05/01/10                                       820             858
   Station Casinos (C)
     6.625%, 03/15/18                                     1,495           1,353
   Time Warner
     7.700%, 05/01/32                                     6,475           7,037
     6.875%, 05/01/12                                     2,455           2,537
   Time Warner Entertainment
     8.375%, 07/15/33                                       935           1,058
   Viacom (C)
     6.875%, 04/30/36                                       500             483
     6.250%, 04/30/16                                       905             879
     5.750%, 04/30/11                                     1,065           1,046

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Visteon (J)
     8.250%, 08/01/10                              $        530    $        496
                                                                   ------------
                                                                         79,361
                                                                   ------------
CONSUMER STAPLES -- 0.5%
   Altria Group
     7.750%, 01/15/27                                     3,860           4,333
     7.000%, 11/04/13                                       795             839
   Anheuser-Busch
     5.050%, 10/15/16                                       940             878
   Delhaize America
     9.000%, 04/15/31                                       710             779
   General Mills
     6.000%, 02/15/12                                       750             754
   Kellogg, Ser B
     6.600%, 04/01/11                                       890             919
   Kraft Foods
     5.625%, 11/01/11                                     1,560           1,537
     5.250%, 10/01/13                                     1,765           1,685
   Mohawk
     5.750%, 01/15/11                                     1,910           1,876
   Philip Morris Capital
     7.500%, 07/16/09                                     1,750           1,806
   Sabmiller (C)
     6.200%, 07/01/11                                     1,365           1,372
   Sabmiller (C) (F)
     5.780%, 07/01/09                                       680             680
   Tyson Foods
     6.600%, 04/01/16                                     1,160           1,134
   Wal-Mart Stores
     5.250%, 09/01/35                                       700             611
                                                                   ------------
                                                                         19,203
                                                                   ------------
ENERGY -- 2.2%
   Amerada Hess
     7.300%, 08/15/31                                     5,450           5,775
   Amerada Hess (J)
     6.650%, 08/15/11                                     1,540           1,583
   Amerigas
     7.125%, 05/20/16                                     1,105           1,036
   Anadarko Finance, Ser B
     6.750%, 05/01/11                                     2,510           2,579
   Anadarko Finance, Ser B (J)
     7.500%, 05/01/31                                     1,340           1,440
   Apache
     6.250%, 04/15/12                                     1,385           1,418
   Canadian National Resources
     5.850%, 02/01/35                                     1,430           1,296
   Chesapeake Energy
     7.625%, 07/15/13                                       500             503
   Conoco Funding
     7.250%, 10/15/31                                       530             598
     6.950%, 04/15/29                                     4,060           4,420
   Conoco Funding (J)
     6.350%, 10/15/11                                       920             947
   ConocoPhillips (J)
     5.900%, 10/15/32                                     1,875           1,798
     4.750%, 10/15/12                                     3,990           3,795
   Devon Energy
     7.950%, 04/15/32                                     3,820           4,402
   Devon Financing
     6.875%, 09/30/11                                     1,920           1,996
   Duke Capital LLC
     8.000%, 10/01/19                                       985           1,114
     7.500%, 10/01/09                                     1,125           1,181


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   El Paso (C)
     6.950%, 06/01/28                              $      6,750    $      6,024
   El Paso MTN (J)
     7.800%, 08/01/31                                     2,280           2,214
     7.750%, 01/15/32                                     5,075           4,942
   Encana
     6.500%, 08/15/34                                       554             552
   Energy Transfer Partners
     5.650%, 08/01/12                                       945             912
   Enterprise Products Operations, Ser
     B
     5.000%, 03/01/15                                       945             853
   Halliburton
     8.750%, 02/15/21                                     1,446           1,773
     5.500%, 10/15/10                                       745             738
   Kansas Gas & Electric
     5.647%, 03/29/21                                     1,505           1,420
   Kerr-Mcgee
     7.875%, 09/15/31                                       860             971
   Kinder Morgan Energy Partners
     6.750%, 03/15/11                                       580             593
     6.300%, 02/01/09                                       570             573
     5.800%, 03/15/35                                       635             542
     5.125%, 11/15/14                                       700             639
     5.000%, 12/15/13                                     2,345           2,149
   Kinder Morgan Finance
     5.700%, 01/05/16                                       510             443
   Magellan Midstream Partners
     5.650%, 10/15/16                                       225             213
   Pemex Project Funding Master Trust
     7.375%, 12/15/14                                       225             232
     6.625%, 06/15/35                                       275             249
   Pemex Project Funding Master Trust (C)
     6.625%, 06/15/35                                     1,260           1,140
   Petro-Canada
     5.950%, 05/15/35                                       665             608
   Pogo Producing
     6.875%, 10/01/17                                     1,000             926
   Semgroup (C)
     8.750%, 11/15/15                                       110             109
   Sonat
     7.625%, 07/15/11                                     2,850           2,879
   Suburban Propane Partners
     6.875%, 12/15/13                                       735             687
   Tosco
     8.125%, 02/15/30                                       400             489
   Vastar Resources
     6.500%, 04/01/09                                     3,490           3,569
   Vintage Petroleum
     8.250%, 05/01/12                                       480             508
   Western Oil Sands
     8.375%, 05/01/12                                     1,195           1,270
   Williams
     8.750%, 03/15/32                                     7,050           7,667
   Williams (J)
     7.750%, 06/15/31                                     1,880           1,852
   Williams, Ser A (J)
     7.500%, 01/15/31                                     1,490           1,438
   XTO Energy
     7.500%, 04/15/12                                       850             904
     6.250%, 04/15/13                                       690             690
     6.100%, 04/01/36                                       860             778

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   YPF Sociedad Anonima MTN, Ser A
     7.750%, 08/27/07                              $      5,000    $      5,062
                                                                   ------------
                                                                         92,489
                                                                   ------------
FINANCIALS -- 18.8%
   AMBAC Financial Group
     5.950%, 12/05/35                                       835             775
   ASIF Global Financing XIX (C)
     4.900%, 01/17/13                                       880             834
   Aiful (C)
     5.000%, 08/10/10                                     1,420           1,350
   Allstate Life Global Funding II MTN
     (C) (F) (K)
     5.219%, 07/16/07                                     5,219           5,219
   American General Finance (C) (F) (K)
     5.229%, 07/16/07                                    16,451          16,449
   American General Finance MTN, Ser F
     (K)
     3.963%, 07/14/06                                     1,134           1,157
   American International Group (C)
     4.700%, 10/01/10                                     1,475           1,420
   Arch Capital Group
     7.350%, 05/01/34                                     1,317           1,312
   BAC Capital Trust XI
     6.625%, 05/23/36                                       955             943
   BB&T Capital Trust II
     6.750%, 06/07/36                                       955             951
   Bank One
     7.875%, 08/01/10                                     3,525           3,794
   Bank of America
     7.400%, 01/15/11                                     6,240           6,639
     5.375%, 06/15/14                                     2,610           2,526
     4.250%, 10/01/10                                     1,620           1,536
   Banponce Trust I, Ser A
     8.327%, 02/01/27                                     2,590           2,716
   Bear Stearns
     4.500%, 10/28/10                                     4,030           3,844
   Bear Stearns EXL (F) (K)
     5.239%, 07/16/07                                    20,195          20,195
   Boeing Capital
     6.500%, 02/15/12                                       465             481
     5.800%, 01/15/13                                       425             426
   Bunge Finance
     4.375%, 12/15/08                                       425             410
   CIT Group
     5.000%, 02/01/15                                     2,015           1,863
     4.250%, 02/01/10                                     1,595           1,519
   CIT Group MTN
     4.750%, 08/15/08                                     1,330           1,305
   Capital One Bank
     4.875%, 05/15/08                                     1,480           1,458
   Capital One Financial
     8.750%, 02/01/07                                     2,095           2,129
     5.500%, 06/01/15                                     1,310           1,239
   Caterpillar Financial Services MTN,
     Ser F (F) (K)
     5.148%, 07/10/06                                     5,673           5,673
   China Development Bank
     5.000%, 10/15/15                                       500             466
   Citigroup
     5.875%, 02/22/33                                     2,680           2,501
     5.125%, 02/14/11                                     1,260           1,230
     5.000%, 09/15/14                                     4,750           4,446
     3.625%, 02/09/09                                     3,150           3,000


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial
     6.250%, 05/15/16                              $        825    $        809
   Countrywide Financial MTN, Ser A (F) (K)
     5.380%, 09/13/06                                    20,990          20,990
     5.210%, 11/03/06                                    11,913          11,912
   Countrywide Financial Services MTN
     (F) (K)
     5.560%, 06/27/07                                     6,807           6,807
   Countrywide Home Loans MTN, Ser L
     2.875%, 02/15/07                                     3,320           3,265
   Credit Suisse First Boston London
     (C) (F) (L)
     0.000%, 03/24/10                                     8,663           7,631
     0.000%, 03/24/10                                     2,387           2,103
   Credit Suisse First Boston USA
     4.875%, 08/15/10                                     3,680           3,567
   Danske Bank (C) (F)
     5.914%, 12/29/49                                     4,150           4,000
   Dekabank (C) (F) (K)
     5.107%, 05/18/07                                    20,990          20,985
   Deutsche Bank Capital Funding Trust
     (C) (F)
     5.628%, 01/19/49                                     3,720           3,445
   Developers Divers Realty MTN +
     7.000%, 03/19/07                                     1,300           1,311
   Developers Divers Realty +
     5.375%, 10/15/12                                     1,470           1,413
   Di Finance, Ser B
     9.500%, 02/15/13                                        90              94
   Dow Jones CDX HY, Ser 5-T1 (C)
     8.750%, 12/29/10                                       200             204
   Dow Jones CDX HY, Ser 6-T1 (C)
     8.625%, 06/29/11                                    10,000           9,812
   Dryden Investor Trust (C)(H)
     7.157%, 07/23/08                                     4,002           4,042
   Equity One +
     3.875%, 04/15/09                                     7,480           7,065
   Farmers Exchange Capital (C)
     7.200%, 07/15/48                                     1,465           1,364
     7.050%, 07/15/28                                     4,434           4,240
   Farmers Insurance Exchange Capital (C)
     8.625%, 05/01/24                                     3,717           4,126
   First Industrial
     7.600%, 07/15/28                                     3,675           3,803
   First Industrial MTN
     7.500%, 12/01/17                                     1,800           1,917
   Ford Motor Credit
     7.375%, 10/28/09                                    18,150          16,789
     7.250%, 10/25/11                                       336             298
     7.000%, 10/01/13                                     4,000           3,443
     6.625%, 06/16/08                                     1,500           1,428
   Ford Motor Credit (C) (F)
     6.625%, 06/16/08                                     3,863           3,876
   Ford Motor Credit (J)
     7.875%, 06/15/10                                     7,405           6,831
   Forest City Enterprises
     7.625%, 06/01/15                                       500             504
     6.500%, 02/01/17                                       270             252
   GE Capital Franchise MTN +
     6.860%, 06/15/07                                     1,850           1,867
   GE Global Insurance
     7.500%, 06/15/10                                       105             111
     7.000%, 02/15/26                                       705             742

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Electric Capital
     4.875%, 03/04/15                              $        865    $        810
   General Electric Capital MTN, Ser A
     6.750%, 03/15/32                                     1,665           1,777
     3.750%, 12/15/09                                     2,041           1,921
   General Electric Capital MTN, Ser A (J)
     6.000%, 06/15/12                                     3,740           3,783
   General Motors Acceptance
     8.000%, 11/01/31                                     4,150           3,989
     7.750%, 01/19/10                                     2,430           2,417
     7.250%, 03/02/11                                     3,520           3,414
     6.875%, 09/15/11                                       520             496
     6.125%, 08/28/07                                       460             455
     5.850%, 01/14/09                                     1,680           1,611
     4.375%, 12/10/07                                       690             508
   General Motors Acceptance (F)
     6.018%, 07/16/07                                     3,460           3,434
   General Motors Acceptance (F) (J)
     7.431%, 12/01/14                                    12,968          12,563
   General Motors Acceptance (J)
     5.625%, 05/15/09                                    22,070          20,992
     5.125%, 05/09/08                                       970             929
   Genworth Financial
     4.950%, 10/01/15                                     1,595           1,474
   Glitnir Bank (C) (F)
     6.693%, 06/15/16                                     3,960           3,937
   Goldman Sachs Capital I
     6.345%, 02/15/34                                     1,690           1,576
   Goldman Sachs Group
     6.875%, 01/15/11                                     3,775           3,923
     6.450%, 05/01/36                                     1,440           1,380
     5.350%, 01/15/16                                       925             874
     5.250%, 10/15/13                                     3,565           3,416
   Goldman Sachs Group (J)
     5.125%, 01/15/15                                     2,770           2,590
   HSBC Finance
     8.000%, 07/15/10                                     3,475           3,746
     7.000%, 05/15/12                                     1,505           1,584
     6.375%, 11/27/12                                       585             599
     4.750%, 04/15/10                                     4,060           3,916
     4.625%, 09/15/10                                       650             623
     4.125%, 12/15/08                                     1,000             966
   HSBC Finance Capital Trust IX (F)
     5.911%, 11/30/35                                     1,600           1,527
   HSBC Holdings
     6.500%, 05/02/36                                       885             870
   Hexion US Financial
     9.000%, 07/15/14                                       250             253
   Highwoods Realty +
     7.500%, 04/15/18                                     3,800           4,002
     7.125%, 02/01/08                                     3,000           3,046
   Host Marriott + (C)
     6.750%, 06/01/16                                       455             434
   Household Finance
     4.125%, 11/16/09                                     2,155           2,051
   ILFC E-Capital Trust I (C) (F) (J)
     5.900%, 12/21/65                                     1,110           1,082
   International Lease Finance
     4.750%, 01/13/12                                     1,176           1,112
   International Lease Finance MTN
     5.450%, 03/24/11                                     1,990           1,953
   International Lease Finance MTN (F)
     5.428%, 05/24/10                                       955             954

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Irish Life & Permanent MTN, Ser X
     (C) (F) (K)
     5.331%, 07/23/07                              $     15,090    $     15,087
   Islandbanki (C) (F) (K)
     5.344%, 03/22/07                                     9,644           9,644
     5.180%, 04/06/07                                    17,019          17,019
   Istar Financial, Ser 1 +
     5.875%, 03/15/16                                       795             762
   JPMorgan Capital Trust II
     7.950%, 02/01/27                                       580             608
   JPMorgan Chase
     5.750%, 01/02/13                                     6,435           6,370
     5.125%, 09/15/14                                       765             723
   JPMorgan Chase (J)
     5.600%, 06/01/11                                     1,590           1,578
   JPMorgan Chase Capital XV (J)
     5.875%, 03/15/35                                     1,645           1,460
   Jackson National Life Funding (C)
     (F) (K)
     5.109%, 06/04/07                                    24,961          24,961
   Kaupthing Bank
     5.740%, 04/12/11                                     6,070           6,072
   Kaupthing Bank (C)
     7.125%, 05/19/16                                     1,350           1,350
   Kaupthing Bank MTN (C) (F) (K)
     5.327%, 03/20/07                                    28,364          28,364
   Korea Development Bank
     4.625%, 09/16/10                                     1,000             954
     4.250%, 11/13/07                                       755             740
   Landsbanki Islands (C) (F) (K)
     5.288%, 03/16/07                                    21,557          21,557
   Lazard Group
     7.125%, 05/15/15                                     1,335           1,349
   Lehman Brothers
     6.500%, 04/15/08                                       695             703
   Lehman Brothers Holdings
     7.000%, 02/01/08                                     3,395           3,459
   Lehman Brothers Holdings MTN (F)
     14.500%, 06/20/16                                    4,235           4,138
   Lehman Brothers Holdings MTN, Ser H
     (F) (M)
     0.000%, 11/30/10                                     3,570           3,217
   Lehman Brothers MTN
     5.500%, 04/04/16                                       785             750
   Liberty Mutual Group (C) (J)
     6.500%, 03/15/35                                     1,525           1,332
   Liberty Mutual Insurance (C)
     7.875%, 10/15/26                                       410             438
   MUFG Capital Finance 1 (F) (J)
     6.346%, 07/29/49                                     1,670           1,611
   Merrill Lynch
     7.430%, 09/01/22                                         4               4
     6.050%, 05/16/16                                     4,880           4,848
   Merrill Lynch MTN, Ser B
     3.375%, 09/14/07                                     2,100           2,049
   Merrill Lynch MTN, Ser C
     4.250%, 02/08/10                                     2,690           2,557
   Met Life Global Funding (C)
     4.750%, 06/20/07                                     1,100           1,086
   Monumental Global Funding (C)
     5.200%, 01/30/07                                       625             623
   Morgan Stanley
     5.375%, 10/15/15                                     1,605           1,519
     4.750%, 04/01/14                                     1,220           1,119
     4.000%, 01/15/10                                     2,105           1,990
   Morgan Stanley EXL (F) (K)
     5.189%, 08/06/07                                     3,971           3,971

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley EXL, Ser S (F) (K)
     5.153%, 08/06/07                              $      5,673    $      5,672
   NB Capital Trust IV
     8.250%, 04/15/27                                     4,500           4,733
   Natexis Banques (C) (F) (K)
     5.191%, 07/16/07                                    11,062          11,060
   National Capital Trust II (C) (F)
     5.486%, 12/29/49                                     2,231           2,056
   Nationwide Building Society (C) (F)
     (K)
     5.547%, 07/27/07                                     6,240           6,241
     5.160%, 07/09/07                                    11,346          11,346
   Nationwide Mutual Insurance (C)
     8.250%, 12/01/31                                     3,575           4,125
     6.600%, 04/15/34                                     3,590           3,373
   Nordbank (F) (K)
     5.343%, 06/25/07                                    19,288          19,284
   North Front Pass-Through Trust (C)
     (F)
     5.810%, 12/15/24                                     4,200           3,993
   Northern Rock (C) (F) (K)
     5.139%, 08/03/07                                    11,686          11,686
   Odyssey Re Holdings
     6.875%, 05/01/15                                     2,400           2,162
   PNC Funding
     5.250%, 11/15/15                                     1,315           1,246
   Pacific Life Global Funding (C) (F)
     (K)
     5.196%, 07/13/07                                     8,509           8,509
   Power Receivables Financial
     6.290%, 01/01/12                                     4,303           4,289
   Power Receivables Financial (C)
     6.290%, 01/01/12                                       353             352
   Premium Asset Trust, Ser 2004-10 (C)
     (F) (K)
     5.209%, 07/16/07                                    15,884          15,884
   Prime Property Funding (C)
     5.600%, 06/15/11                                     1,780           1,749
   Prologis +
     5.500%, 04/01/12                                     1,295           1,261
   Prologis + (C)
     5.250%, 11/15/10                                       460             447
   Rabobank Capital Fund Trust II (C) (F)
     5.260%, 12/29/49                                       200             188
   Rabobank Capital Fund Trust III (C) (F)
     5.254%, 10/21/16                                       420             385
   Residential Capital
     6.875%, 06/30/15                                       225             225
     6.500%, 04/17/13                                     2,830           2,777
     6.125%, 11/21/08                                     3,520           3,479
     6.000%, 02/22/11                                     1,585           1,536
   Residential Capital (F)
     6.875%, 06/29/07                                       980             983
   Resona Bank (C) (F) (J)
     5.850%, 09/29/49                                     1,665           1,549
   Resona Preferred Global Securities
     (C) (F)
     7.191%, 07/30/49                                       580             582
   SLM (F)
     5.529%, 03/15/11                                     1,645           1,643
   SLM EXL, Ser S (C) (F) (K)
     5.199%, 07/16/07                                    12,480          12,480
   SLM MTN, Ser A
     5.000%, 10/01/13                                     1,595           1,503

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SLM, Ser CPI (F)
     4.490%, 04/01/09                              $      5,580    $      5,359
   Shinsei Finance Cayman (C) (F)
     6.418%, 01/29/49                                     4,880           4,583
   Sigma Finance MTN (C) (K)
     4.680%, 11/09/06                                     6,127           6,127
   Simon Property Group +
     6.100%, 05/01/16                                     1,460           1,449
     5.750%, 05/01/12                                     2,185           2,153
   Simon Property Group + (C)
     5.750%, 12/01/15                                       910             881
   Skandinav Enskilda Bank (C) (F) (K)
     5.247%, 06/18/07                                    12,480          12,479
   St Paul
     5.750%, 03/15/07                                       525             525
   Stanfield Victoria MTN (C) (F) (K)
     5.385%, 06/11/07                                    11,346          11,344
   Sumitomo Mitsui Banking (C) (F)
     5.625%, 10/15/15                                     2,620           2,443
   Toyota Motor Credit
     5.500%, 12/15/08                                       120             120
   UBS Preferred Funding Trust V (F) (J)
     6.243%, 05/15/49                                     2,450           2,414
   US Bancorp MTN, Ser N
     3.125%, 03/15/08                                     2,215           2,128
   Unumprovident Finance (C)
     6.850%, 11/15/15                                       825             811
   Ventas Realty +
     9.000%, 05/01/12                                       180             197
     6.500%, 06/01/16                                       495             475
   Wachovia
     5.500%, 08/01/35                                     2,015           1,772
     5.250%, 08/01/14                                     4,390           4,187
     4.875%, 02/15/14                                       875             819
   Wachovia Capital Trust III (F)
     5.800%, 03/15/11                                     2,230           2,164
   Washington Mutual
     4.625%, 04/01/14                                     4,175           3,772
     4.000%, 01/15/09                                       746             716
   Washington Mutual Bank
     5.125%, 01/15/15                                     1,115           1,035
   Washington Mutual Preferred Funding
     (C) (F)
     6.534%, 03/15/49                                     1,600           1,533
   Washington +
     5.350%, 05/01/15                                       687             646
   Wells Fargo
     5.375%, 02/07/35                                     2,085           1,855
   Westfield Capital (C)
     4.375%, 11/15/10                                     4,153           3,919
   Woodbourne Pass-Through Trust (C) (F)
     5.949%, 04/08/49                                     2,500           2,509
   XL Capital
     6.375%, 11/15/24                                       825             780
   ZFS Finance USA Trust II (C) (F) (J)
     6.450%, 12/15/65                                     4,600           4,209
   Zions Bancorp
     5.500%, 11/15/15                                       945             901
   Zurich Capital Trust I (C)
     8.376%, 06/01/37                                     7,362           7,785
                                                                   ------------
                                                                        780,739
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 0.5%
   Aetna
     6.000%, 06/15/16                              $      1,570    $      1,547
   Boston Scientific
     7.000%, 11/15/35                                       645             618
     6.400%, 06/15/16                                       760             740
     6.000%, 06/15/11                                       950             937
   Davita (J)
     7.250%, 03/15/15                                     1,145           1,099
   HCA
     7.500%, 11/06/33                                     3,380           3,089
     6.500%, 02/15/16                                     1,375           1,271
     5.750%, 03/15/14                                     3,090           2,763
   Omnicare
     6.875%, 12/15/15                                     1,000             950
   Tenet Healthcare (J)
     7.375%, 02/01/13                                       336             307
   Teva Pharmaceutical Finance LLC
     6.150%, 02/01/36                                     1,815           1,630
     5.550%, 02/01/16                                       475             446
   Wellpoint
     6.800%, 08/01/12                                     1,000           1,041
     5.850%, 01/15/36                                       665             594
     5.250%, 01/15/16                                       465             436
   Wyeth
     5.500%, 02/15/16                                     2,410           2,301
                                                                   ------------
                                                                         19,769
                                                                   ------------
INDUSTRIALS -- 2.3%
   Air 2 US (C)
     8.027%, 10/01/19                                     2,916           2,924
   America West Airlines, Ser 1999-1
     7.930%, 01/02/19                                     8,761           9,243
   American Airlines, Ser 1999-1 (J)
     7.024%, 10/15/09                                     4,630           4,757
   American Airlines, Ser 2001-2
     7.858%, 10/01/11                                     3,000           3,180
   Burlington North Santa Fe
     6.750%, 07/15/11                                     1,610           1,679
   Canadian National Railway
     6.200%, 06/01/36                                       995             992
   Cedar Brakes I LLC (C)
     8.500%, 02/15/14                                     4,390           4,731
   Cedar Brakes II LLC (C)
     9.875%, 09/01/13                                     3,182           3,523
   Continental Airlines, Ser 1999-2
     7.256%, 03/15/20                                     1,836           1,884
   Continental Airlines, Ser 2000-2
     7.707%, 04/02/21                                        --              --
   Continental Airlines, Ser 971A
     7.461%, 04/01/15                                     2,805           2,720
   Continental Airlines, Ser 974A
     6.900%, 01/02/18                                     8,378           8,411
   DRS Technologies
     6.625%, 02/01/16                                       505             489
   Delta Air Lines, Ser 2000-1, Cl A2
     7.570%, 11/18/10                                     1,739           1,745
   Delta Air Lines, Ser 2001-1, Cl A-2
     7.111%, 09/18/11                                       179             180
   Eastman Kodak (J)
     7.250%, 11/15/13                                     2,740           2,639
   Electronic Data Systems
     7.125%, 10/15/09                                     3,680           3,800


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Federal Express, Ser A3
     8.400%, 03/23/10                              $        600    $        615
   General Electric
     5.000%, 02/01/13                                     1,160           1,111
   Horizon Lines LLC
     9.000%, 11/01/12                                     1,130           1,147
   L-3 Communications, Cl B
     6.375%, 10/15/15                                       520             497
   Lockheed Martin
     8.500%, 12/01/29                                       925           1,164
   Norfolk Southern
     7.050%, 05/01/37                                     1,005           1,098
   Northrup Grumman
     4.079%, 11/16/06                                     1,400           1,392
   Northwest Airlines, Cl 1A-1 (I) (J)
     7.041%, 04/01/22                                     1,512           1,508
   OMI
     7.625%, 12/01/13                                       600             598
   Raytheon
     6.000%, 12/15/10                                        24              24
     5.500%, 11/15/12                                        55              54
     5.375%, 04/01/13                                       555             539
   Systems 2001 Asset Trust (C)
     6.664%, 09/15/13                                     1,500           1,546
   Teekay Shipping
     8.875%, 07/15/11                                     1,785           1,870
   Terex
     7.375%, 01/15/14                                       405             403
   Tyco International Group
     7.000%, 06/15/28                                       250             261
     6.750%, 02/15/11                                     2,190           2,260
     6.375%, 10/15/11                                     8,135           8,301
     6.000%, 11/15/13                                       915             906
   Tyco International Group (J)
     6.875%, 01/15/29                                     7,140           7,360
   United Airlines, Ser A-3 (H) (I)
     8.390%, 01/21/11                                       973             126
   United Technologies
     6.500%, 06/01/09                                     2,365           2,421
   Waste Management
     7.125%, 12/15/17                                     5,305           5,656
     7.100%, 08/01/26                                     1,710           1,795
   Xerox (J)
     6.400%, 03/15/16                                     1,340           1,265
                                                                   ------------
                                                                         96,814
                                                                   ------------
INFORMATION TECHNOLOGY -- 0.0%
   Compagnie Generale de Geophysique (C)
     7.500%, 05/15/15                                       550             538
   Sungard Data Systems (C)
     10.250%, 08/15/15                                      725             749
                                                                   ------------
                                                                          1,287
                                                                   ------------
MATERIALS -- 0.3%
   Alcan
     6.125%, 12/15/33                                       610             577
   Celulosa Arauco y Constitucion
     5.625%, 04/20/15                                       765             712
   Chemtura
     6.875%, 06/01/16                                     1,140           1,102
   Codelco (C)
     4.750%, 10/15/14                                       960             877
   International Paper
     5.850%, 10/30/12                                     1,970           1,940

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Potash of Saskatchewan
     4.875%, 03/01/13                              $      1,220    $      1,148
   Vale Overseas
     8.250%, 01/17/34                                       190             205
   Westlake Chemicals
     6.625%, 01/15/16                                       610             563
   Weyerhaeuser
     6.750%, 03/15/12                                     4,540           4,638
                                                                   ------------
                                                                         11,762
                                                                   ------------
SOVEREIGN -- 1.9%
   Canadian Government Real Return
     Inflation Index Note (TIPS)
     4.000%, 12/01/31                                     3,849           4,935
   Canadian Treasury Bill (E)
     4.963%, 09/20/06                                     2,080           2,048
   Federal Republic of Brazil (J)
     11.000%, 08/17/40                                    7,326           9,084
     8.000%, 01/15/18                                     6,350           6,699
   Queensland Treasury, Ser 11G
     6.000%, 06/14/11                                    10,640           7,918
   Republic of Chile
     5.500%, 01/15/13                                       625             611
   Republic of Colombia
     11.750%, 02/25/20                                    1,909           2,510
   Republic of Panama
     9.375%, 04/01/29                                       453             535
     6.700%, 01/26/36                                     1,457           1,333
   Republic of Peru
     7.350%, 07/21/25                                       201             193
   Russian Federation
     5.000%, 03/31/30                                    14,560          15,496
   Russian Federation (C) (G)
     5.000%, 03/31/30                                       475             505
   United Mexican States (J)
     5.625%, 01/15/17                                     9,283           8,633
   United Mexican States MTN
     8.300%, 08/15/31                                     2,760           3,188
   United Mexican States MTN, Ser A
     7.500%, 04/08/33                                    15,073          16,015
     6.750%, 09/27/34                                       550             535
     5.875%, 01/15/14                                       785             762
                                                                   ------------
                                                                         81,000
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.4%
   AT&T
     7.300%, 11/15/11                                       550             584
     6.800%, 05/15/36                                       635             629
     6.150%, 09/15/34                                       635             583
     5.100%, 09/15/14                                     5,170           4,796
     4.125%, 09/15/09                                       795             755
   AT&T (J)
     6.450%, 06/15/34                                       625             594
   America Movil
     6.375%, 03/01/35                                       610             530
   BellSouth
     6.000%, 11/15/34                                       850             755
     4.750%, 11/15/12                                       170             158
   British Telecommunications PLC
     8.875%, 12/15/30                                     1,095           1,346
     8.375%, 12/15/10                                     1,250           1,372
   Cincinnati Bell
     7.000%, 02/15/15                                       500             471
   Cingular Wireless
     6.500%, 12/15/11                                     1,455           1,491

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Telekom International
     Finance
     8.000%, 06/15/10                              $        925    $        993
     5.750%, 03/23/16                                     3,200           3,020
   Embarq
     7.995%, 06/01/36                                       487             490
     7.082%, 06/01/16                                       480             477
     6.738%, 06/01/13                                       935             932
   Intelsat
     6.500%, 11/01/13                                       160             122
   Intelsat Bermuda (C)
     9.250%, 06/15/16                                       325             336
   Koninklije
     8.000%, 10/01/10                                       650             689
   New Cingular Wireless Services
     8.125%, 05/01/12                                     2,635           2,900
   New Jersey Bell Telephone
     7.850%, 11/15/29                                     1,135           1,179
   Qwest
     5.625%, 11/15/08                                       430             419
   Qwest Communications International
     (F)
     8.670%, 02/15/09                                     1,635           1,666
   Sprint Capital
     8.375%, 03/15/12                                     3,430           3,790
     7.625%, 01/30/11                                       745             793
     6.125%, 11/15/08                                     1,490           1,502
     6.000%, 01/15/07                                     2,725           2,729
   Sprint Capital (G)
     4.780%, 08/17/06                                     4,450           4,445
   Telecom Italia Capital
     5.250%, 11/15/13                                       790             730
     5.250%, 10/01/15                                        90              82
     4.950%, 09/30/14                                     1,250           1,119
   Telefonica Emisiones Sau
     7.045%, 06/20/36                                       305             305
     6.421%, 06/20/16                                       645             644
     5.984%, 06/20/11                                       785             782
   Telefonica Europe
     7.750%, 09/15/10                                     1,925           2,043
   Verizon Communications
     5.850%, 09/15/35                                       955             831
     5.550%, 02/15/16                                     1,200           1,125
     5.350%, 02/15/11                                       985             960
   Verizon New Jersey, Ser A
     5.875%, 01/17/12                                     2,175           2,128
   Verizon Wireless Capital
     5.375%, 12/15/06                                     1,665           1,663
   Vodafone Group
     5.500%, 06/15/11                                     3,555           3,472
   Windstream (C)
     8.625%, 08/01/16                                       190             194
                                                                   ------------
                                                                         56,624
                                                                   ------------
UTILITIES -- 1.9%
   Allegheny Energy Supply (C)
     8.250%, 04/15/12                                       885             940
   American Electric Power, Ser C
     5.375%, 03/15/10                                       924             909
   Arizona Public Services
     8.000%, 12/30/15                                     3,484           3,793
   Cleveland Electric Illumination
     5.650%, 12/15/13                                       500             485
   Cogentrix Energy (C)
     8.750%, 10/15/08                                     7,758           8,336

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Commonwealth Edison
     5.900%, 03/15/36                              $        970    $        894
   DPL
     6.875%, 09/01/11                                     1,785           1,840
   Detroit Edison, Ser A
     6.625%, 06/01/36                                       990             993
   Dominion Resources
     5.700%, 09/17/12                                     3,270           3,200
     4.750%, 12/15/10                                     1,895           1,809
     4.125%, 02/15/08                                       810             790
   Dominion Resources, Ser B
     5.950%, 06/15/35                                       610             547
   Duke Energy
     6.250%, 01/15/12                                     2,105           2,141
     5.625%, 11/30/12                                     4,910           4,852
   Empresa Nacional Electric
     8.625%, 08/01/15                                       715             787
   Exelon
     5.625%, 06/15/35                                     4,750           4,167
   Exelon Generation LLC (C)
     6.950%, 06/15/11                                     1,825           1,903
   FPL Energy American Wind (C)
     6.639%, 06/20/23                                     6,772           6,922
   FirstEnergy, Ser A (J)
     5.500%, 11/15/06                                     2,850           2,847
   FirstEnergy, Ser B
     6.450%, 11/15/11                                       600             610
   FirstEnergy, Ser C (J)
     7.375%, 11/15/31                                     6,370           6,834
   Midamerican Energy Holdings (C)
     6.125%, 04/01/36                                       645             603
   NRG Energy (J)
     7.250%, 02/01/14                                     1,610           1,570
   Nevada Power (C)
     5.950%, 03/15/16                                     1,330           1,261
   Ohio Edison
     6.400%, 07/15/16                                       505             509
   Oncor Electric Delivery
     6.375%, 01/15/15                                       995             997
   Pacific Gas & Electric
     6.050%, 03/01/34                                     2,610           2,463
   Progress Energy
     6.850%, 04/15/12                                     2,495           2,586
   Public Service
     7.875%, 10/01/12                                     1,330           1,470
   Southern California Edison
     6.000%, 01/15/34                                     1,505           1,437
   Swepco Capital Trust I (F)
     5.250%, 10/01/43                                     4,255           4,179
   TXU Energy
     7.000%, 03/15/13                                       780             796
   TXU, Ser P
     5.550%, 11/15/14                                       300             272
   TXU, Ser R
     6.550%, 11/15/34                                     4,510           3,962
                                                                   ------------
                                                                         77,704
                                                                   ------------
Total Corporate Obligations
   (Cost $1,323,978) ($ Thousands)                                    1,316,752
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 15.9%
   U.S. Treasury Bonds
    7.500%, 11/15/16                                      3,321           3,928
    5.250%, 02/15/29                                      1,960           1,951
   U.S. Treasury Bonds (D) (J)
    3.875%, 04/15/29                                      9,766          12,084


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    3.625%, 04/15/28                               $     12,542    $     14,882
    2.375%, 01/15/25                                     26,076          25,379
    2.000%, 01/15/26                                        650             595
   U.S. Treasury Bonds (J)
    10.375%, 11/15/12                                     7,950           8,485
    8.875%, 02/15/19                                      4,397           5,843
    8.125%, 08/15/19                                        879           1,113
    6.250%, 08/15/23 to 05/15/30                         34,459          38,261
    6.125%, 11/15/27 to 08/15/29                         35,208          38,944
    5.375%, 02/15/31                                      7,525           7,655
    4.500%, 02/15/36                                     47,203          42,324
   U.S. Treasury Notes
    4.500%, 02/28/11                                        670             653
    4.250%, 10/15/10                                      4,050           3,920
    3.875%, 09/15/10                                      2,420           2,309
    3.125%, 09/15/08 to 10/15/08                          4,490           4,297
   U.S. Treasury Notes (D)
    3.375%, 01/15/12                                        352             368
   U.S. Treasury Notes (D) (J)
    2.000%, 07/15/14                                     14,791          14,243
    1.875%, 07/15/15                                     25,394          24,096
   U.S. Treasury Notes (J)
    5.125%, 05/15/16                                      4,709           4,703
    4.875%, 05/31/08 to 02/15/12                        102,668         101,751
    4.500%, 11/15/10 to 02/15/16                         42,149          40,751
    4.375%, 12/15/10                                     16,020          15,561
    4.250%, 08/15/13 to 08/15/15                        120,198         113,055
    4.125%, 08/15/08                                      2,990           2,931
    4.000%, 04/15/10                                     14,750          14,192
    3.875%, 05/15/10 to 02/15/13                         10,200           9,704
    3.750%, 05/15/08                                      1,070           1,043
    3.500%, 11/15/09 to 02/15/10                         35,488          33,715
    3.375%, 10/15/09                                     13,640          12,930
   U.S. Treasury STRIPS (J)
    5.865%, 11/15/21                                     43,310          19,127
    4.243%, 08/15/09                                     47,237          40,339
                                                                   ------------
Total U.S. Treasury Obligations
   (Cost $672,206) ($ Thousands)                                        661,132
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.2%
   FHLB
    4.050%, 01/21/09                                      2,000           1,934
    3.625%, 11/14/08                                         40              38
    3.310%, 01/23/09                                      2,000           1,900
   FHLB CMO, Ser 2015, Cl A
    5.460%, 11/27/15                                     13,885          13,885
   FHLMC
    4.625%, 05/28/13                                      3,750           3,490
   FHLMC (J)
    6.625%, 09/15/09                                      9,341           9,656
    5.625%, 11/23/35                                      4,830           4,400
    4.125%, 07/12/10                                      4,521           4,301
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                                     10,283           2,726
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                                      3,928             996
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
    4.500%, 08/15/35                                        566             145
   FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                                        277             289
   FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                                     12,999          13,201

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                               $      2,152    $      2,177
   FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                                      4,769           4,832
   FHLMC CMO, Ser 2277, Cl B
    7.500%, 01/15/31                                      1,035           1,035
   FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                                      6,019           6,035
   FHLMC CMO, Ser 2399, Cl XG
    6.500%, 01/15/32                                      9,393           9,517
   FHLMC CMO, Ser 2515, Cl MG
    4.000%, 09/15/17                                      2,537           2,406
   FHLMC CMO, Ser 2544, Cl IW, IO
    5.500%, 03/15/26                                      4,510             217
   FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                                      1,757              74
   FHLMC CMO, Ser 2625, Cl IO, IO
    5.000%, 12/15/31
   FHLMC CMO, Ser 2631, Cl MT
    3.500%, 01/15/22                                        218             213
   FHLMC CMO, Ser 2645, Cl MK
    3.500%, 07/15/22                                      1,779           1,732
   FHLMC CMO, Ser 2682, Cl LC
    4.500%, 07/15/32                                      2,514           2,304
   FHLMC CMO, Ser 2727, Cl PE
    4.500%, 07/15/32                                      4,468           4,080
   FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                                      9,676           9,365
   FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                                      5,995           5,395
   FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                                      4,110           3,923
   FHLMC CMO, Ser 2802, Cl NP
    4.500%, 01/15/33                                        682             621
   FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                                      4,353             215
   FHLMC CMO, Ser 2890, Cl AP
    3.750%, 12/15/11                                      3,091           2,987
   FHLMC CMO, Ser 2893, Cl PA
    4.000%, 04/15/25                                      3,326           3,235
   FHLMC CMO, Ser 2941, Cl WA
    5.000%, 11/15/24                                      1,476           1,457
   FHLMC CMO, Ser 2945, Cl SA (F)
    2.936%, 03/15/20                                      7,598           6,634
   FHLMC CMO, Ser 2948, Cl QA
    5.000%, 10/15/25                                      3,056           3,015
   FHLMC CMO, Ser 2948, Cl YD
    5.500%, 08/15/33                                      6,525           6,436
   FHLMC CMO, Ser 2957, Cl KJ
    4.500%, 10/15/24                                      2,977           2,913
   FHLMC CMO, Ser 3014, Cl NA
    4.500%, 11/15/25                                      4,901           4,778
   FHLMC CMO, Ser 3017, Cl TA
    4.500%, 08/15/35                                      2,111           2,002
   FHLMC CMO, Ser 3020, Cl MA
    5.500%, 04/15/27                                      2,817           2,802
   FHLMC CMO, Ser 3026, Cl GJ
    4.500%, 02/15/29                                      1,796           1,748
   FHLMC CMO, Ser 3035, Cl DM
    5.500%, 11/15/25                                      3,274           3,258
   FHLMC CMO, Ser 3059, Cl CA
    5.000%, 03/15/25                                      5,265           5,195
   FHLMC CMO, Ser 3068, Cl AK
    4.500%, 03/15/27                                      4,154           3,831
   FHLMC CMO, Ser 3086, Cl PA
    5.500%, 05/15/26                                      3,973           3,953

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3102, Cl PH
    5.000%, 07/15/31                               $      4,554    $      4,274
   FHLMC CMO, Ser 3117, Cl PH
    5.000%, 11/15/21                                      5,741           5,679
   FHLMC CMO, Ser 3128, Cl BD
    5.000%, 03/15/30                                      2,473           2,341
   FHLMC CMO, Ser 3135, Cl JA
    6.000%, 09/15/27                                      3,717           3,734
   FHLMC CMO, Ser 3149, Cl PA
    6.000%, 09/15/25                                     10,600          10,641
   FHLMC CMO, Ser 3151, Cl LA
    6.000%, 11/15/27                                      3,957           3,968
   FHLMC CMO, Ser 3159, Cl TA
    5.500%, 11/15/26                                      3,899           3,872
   FHLMC DN (E)
    5.101%, 10/23/06                                         75              74
    4.878%, 09/27/06                                        900             889
    4.756%, 08/04/06                                        100              99
    1.258%, 06/26/07                                     12,181          11,534
   FHLMC MTN (J)
    5.250%, 05/16/07                                     17,028          16,985
   FNMA (J)
    6.250%, 02/01/11                                      8,000           8,190
    6.000%, 05/15/11                                      5,354           5,469
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                                      1,538             400
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                     21,597           5,707
   FNMA CMO STRIPS, Ser 365, Cl 4, IO
    5.000%, 04/01/36                                      1,547             412
   FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                                      8,285           7,988
   FNMA CMO, Ser 2001-T2, Cl B
    6.022%, 11/25/10                                      4,500           4,570
   FNMA CMO, Ser 2002-94, Cl BJ, IO
    5.500%, 04/25/16                                      1,085              75
   FNMA CMO, Ser 2002-T11, Cl A
    4.768%, 04/25/12                                        241             236
   FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                                      1,915           1,866
   FNMA CMO, Ser 2003-76, Cl DE
    4.000%, 09/25/31                                      7,085           6,586
   FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                                      2,413           2,345
   FNMA CMO, Ser 2003-T1, Cl A
    3.807%, 11/25/12                                        731             692
   FNMA CMO, Ser 2004-52, Cl NE
    4.500%, 07/25/33                                      2,078           1,884
   FNMA CMO, Ser 2005-57, Cl EG (F)
    5.622%, 03/25/35                                      4,477           4,472
   FNMA CMO, Ser 2005-57, Cl PA
    5.500%, 05/25/27
   FNMA CMO, Ser 2005-63, Cl HA
    5.000%, 04/25/23                                      2,153           2,098
   FNMA CMO, Ser 2005-65, Cl WG
    4.500%, 08/25/26                                      4,184           4,096
   FNMA CMO, Ser 2005-69, Cl JM
    4.500%, 08/25/25                                      2,509           2,199
   FNMA CMO, Ser 2005-77, Cl BX
    4.500%, 07/25/28                                      7,927           7,743
   FNMA CMO, Ser 2005-92, Cl NM
    3.500%, 04/25/13                                      2,331           2,274

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-10, Cl FD (F)
    5.672%, 03/25/36                               $      8,044    $      8,040
   FNMA CMO, Ser 2006-18, Cl PA
    5.500%, 01/25/26                                      2,122           2,106
   FNMA CMO, Ser 2006-29, Cl PA
    5.500%, 08/25/26                                      5,213           5,181
   FNMA CMO, Ser 2006-29, Cl PB
    5.500%, 02/25/32                                      2,601           2,552
   FNMA CMO, Ser 2006-31, Cl FA (F)
    5.522%, 02/25/33                                      4,685           4,691
   FNMA CMO, Ser 2006-31, Cl PA
    5.500%, 11/25/26                                      2,089           2,073
   FNMA CMO, Ser 2006-41, Cl MA
    5.500%, 04/25/24                                        893             887
   FNMA CMO, Ser 51, Cl KC
    4.500%, 01/25/25                                         21              20
   FNMA CMO, Ser 63, Cl QP
    3.500%, 10/25/31                                      5,329           4,899
   FNMA DN (B) (E)
    1.730%, 09/25/06                                      3,890           3,841
   FNMA DN (E)
    4.857%, 08/23/06                                         50              50
    4.620%, 07/19/06                                        400             399
   GNMA CMO, Ser 2001-18, Cl WH (F)
    8.087%, 04/20/31                                        523             493
   GNMA CMO, Ser 2002-51, Cl SG (F)
    9.676%, 04/20/31                                        458             481
   GNMA CMO, Ser 2003-58, Cl LG, IO
    5.500%, 05/17/29                                      4,036             520
   GNMA CMO, Ser 2003-86, Cl LC, IO
    5.500%, 10/20/27                                      5,855             259
   GNMA CMO, Ser 2004-80, Cl IP, IO
    5.500%, 07/20/34                                      9,165             943
   GNMA CMO, Ser 2006-3, Cl A
    4.212%, 01/16/28                                        606             583
   Small Business Administration CMO,
    Ser 2003-P10A, Cl 1
    4.524%, 02/10/13                                      5,622           5,274
                                                                   ------------
Total U.S. Government Agency Obligations
   (Cost $348,059) ($ Thousands)                                        342,030
                                                                   ------------

COMMERCIAL PAPER (A) -- 4.4%
FINANCIALS -- 4.4%
   Altius I Funding (K)
     5.333%, 07/05/06                                     4,538           4,532
   Buckingham CDO II LLC (K)
     5.346%, 07/21/06                                     8,509           8,474
     5.154%, 07/07/06                                     7,763           7,731
   Buckingham CDO LLC (K)
     5.346%, 07/21/06                                    13,844          13,788
   Elysian Funding LLC (K)
     5.216%, 08/04/06                                    19,855          19,684
     5.132%, 07/10/06                                    11,346          11,247
   Gannett
     5.217%, 07/05/06                                    10,000           9,994
   KKR Pacific Funding (K)
     5.134%, 07/07/06                                     5,673           5,649
   Lakeside Funding (K)
     5.170%, 07/10/06                                     6,576           6,576
   Mica Funding LLC (K)
     5.284%, 07/19/06                                     5,673           5,648


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                  ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
     5.270%, 07/07/06                              $     10,000    $      9,991
   Ocala Funding (K)
     5.385%, 07/07/06                                     5,673           5,665
   Rabobank
     5.252%, 07/03/06                                     9,489           9,486
   Rams Funding LLC (K)
     5.369%, 07/25/06                                     1,549           1,543
     5.325%, 07/20/06                                    11,825          11,775
   Rhineland Funding Capital (K)
     5.392%, 07/28/06                                    11,346          11,292
   Societe Generale
     5.260%, 07/03/06                                     9,489           9,486
   UBS
     5.272%, 07/03/06                                     9,489           9,486
   UBS Finance
     5.070%, 07/06/06                                    19,500          19,486
                                                                   ------------
Total Commercial Paper
   (Cost $181,533) ($ Thousands)                                        181,533
                                                                   ------------

TIME DEPOSITS (K) -- 1.1%
   Societe Generale
     5.313%, 07/03/06                                    34,787          34,787
   Wells Fargo
     5.188%, 07/03/06                                    11,346          11,346
                                                                   ------------
Total Time Deposits
   (Cost $46,133) ($ Thousands)                                          46,133
                                                                   ------------

MASTER NOTE -- 0.7%
   Bank of America (A) (K)
     5.383%, 07/03/06                                    28,365          28,365
                                                                   ------------
Total Master Note
   (Cost $28,365) ($ Thousands)                                          28,365
                                                                   ------------

CASH EQUIVALENTS** -- 0.5%
   Evergreen Select Money Market
      Fund, Institutional Class, 5.000%                 555,971             556
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.070% ++               22,130,932          22,131
                                                                   ------------
Total Cash Equivalents
   (Cost $22,687) ($ Thousands)                                          22,687
                                                                   ------------

CERTIFICATES OF DEPOSIT (K) -- 0.5%
   Barclays Bank
     5.440%, 06/11/07                                     5,673           5,673
   CC USA MTN (C)
     5.520%, 06/18/07                                    11,346          11,346
   U.S. Trust of New York (F)
     5.213%, 03/13/07                                     4,538           4,538
                                                                   ------------
Total Certificates of Deposit
   (Cost $21,557) ($ Thousands)                                          21,557
                                                                   ------------

MUNICIPAL BOND -- 0.1%
   Brazos Higher Education Authority
     RB, Ser 2006-1, Cl A2R
     5.030%, 12/01/41                                     1,641           1,617
                                                                   ------------

--------------------------------------------------------------------------------
                                             Contracts/Face Amount Market Value
Description                                   ($Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
Total Municipal Bond
   (Cost $1,641) ($ Thousands)                                     $      1,617
                                                                   ------------

PURCHASED OPTIONS -- 0.0%
   120 Day Euro Futures Call, Expires
      12/16/06, Strike Price $95*                           340              53
   September 2006 90 Day Euro Futures
      Call, Expires 09/18/06, Strike Price
      $94.75 *                                               85               2
   September 2006 90 Day Euro Futures
      Call, Expires 09/18/06, Strike Price
      $95 *                                                 133               1
                                                                   ------------
Total Purchased Options
   (Cost $436) ($ Thousands)                                                 56
                                                                   ------------

COMMON STOCK -- 0.0%
   UAL *                                                    745              23
                                                                   ------------
Total Common Stock
   (Cost $109) ($ Thousands)                                                 23
                                                                   ------------

REPURCHASE AGREEMENTS (N) -- 8.3%
Barclays Capital
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $12,087,580 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $1,406,649-$10,997,801, 0.000%-2.750%,
   10/15/06-04/03/07; with total market
   value $12,324,034)(K)                                 12,082          12,082
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $40,100,863 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $715,692-$14,382,360, 0.000%-7.250%,
   01/23/07-01/15/10; with total market
   value $40,885,309)(K)                                 40,083          40,083
Lehman Brothers
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $64,346,964 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $3,927,340-$7,141,599, 2.625%-7.625%,
   08/11/06-10/27/25; with total market
   value $65,605,849)(K)                                 64,319          64,319
Merrill Lynch
   5.140%, dated 06/30/06, to be
   repurchased on 07/03/06, repurchase
   price $229,198,131 (collateralized by
   U.S. Government Obligations, ranging
   in par value $36,510,000-$50,000,000,
   5.625%-7.250%, 01/15/10-05/19/11; with
   total market value $233,682,000)                     229,100         229,100
                                                                   ------------
Total Repurchase Agreements
   (Cost $345,584) ($ Thousands)                                        345,584
                                                                   ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Contracts  ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 141.9%
   (Cost $5,962,206) ($ Thousands) @                               $  5,896,912
                                                                   ============

WRITTEN OPTIONS -- 0.0%
   120 Day Euro Futures Call, Expires
      12/15/06, Strike Price $95*                          (340)            (38)
   December 2006 U.S. Ten Year
      Treasury Note Call, Expires
      11/21/06, Strike Price $105*                         (169)           (172)
   December 2006 U.S. Ten Year
      Treasury Note Call, Expires
      11/21/06, Strike Price $107*                         (169)            (61)
   March 2007 Euro Futures Call,
      Expires 03/19/07, Strike Price
  $94.75*                                                  (205)            (54)
   September 2006 90 Day Euro Futures
      Call, Expires 09/18/06, Strike Price
  $95.25*                                                  (133)             (1)
   September 2006 U.S. Long Bond Put,
      Expires 08/25/06, Strike Price $105*                 (127)            (67)
   September 2006 U.S. Ten  Year
      Treasury Note Call, Expires
      08/25/06, Strike Price $106*                          (85)            (23)
   September 2006 U.S. Ten  Year
      Treasury Note Call, Expires
      08/25/06, Strike Price $107*                          (84)             (8)
   September 2006 U.S. Ten Year
      Treasury Note Call, Expires
      08/25/06, Strike Price $105*                         (172)           (107)
                                                                   ------------
Total Written Options
   (Premium received $(944)) ($ Thousands)                         $       (531)
                                                                   ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
--------------------------------------------------------------------------------
                                                              Unrealized
                                                             Appreciation
Type of                Number of         Expiration         (Depreciation)
Contract               Contracts            Date            ($ Thousands)
--------------------------------------------------------------------------------
U.S. T-Bond              (100)         September 2006          $    118
U.S. 5-Year Note         2,226         September 2006            (1,106)
U.S. 2-Year Note           59          September 2006               (40)
U.S. 10-Year Note         251          September 2006              (149)
10-Year Swap              (2)          September 2006                 2
90-Day Eurodollar        1,045           March 2007              (1,344)
90-Day Eurodollar          24            March 2008                 (13)
90-Day Eurodollar          33            March 2009                 (26)
90-Day Eurodollar          28            March 2010                 (21)
90-Day Eurodollar          24            June 2007                  (15)
90-Day Eurodollar          33            June 2008                  (25)
90-Day Eurodollar          33            June 2009                  (26)
90-Day Eurodollar          8             June 2010                  (12)
90-Day Eurodollar        1,120         September 2006            (1,458)
90-Day Eurodollar         673          September 2007              (722)
90-Day Eurodollar          33          September 2008               (25)
90-Day Eurodollar          33          September 2009               (26)
90-Day Eurodollar          8           September 2010               (12)
90-Day Eurodollar         296          December 2006               (467)
90-Day Eurodollar          24          December 2007                (14)
90-Day Eurodollar          33          December 2008                (25)
90-Day Eurodollar          33          December 2009                (25)
90-Day Eurodollar          16          December 2010                (24)
                                                               --------
                                                               $ (5,455)
                                                               ========


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2006:
--------------------------------------------------------------------------------
                                                                 Unrealized
                          Currency            Currency          Appreciation
Settlement               to Deliver          To Receive        (Depreciation)
Date                    (Thousands)          (Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
8/8/06          AUD        11,804     USD        8,235            $       8
8/8/06          CAD         5,776     USD        5,089                 (113)
9/20/06         CNY       360,400     USD       46,081                  588
9/20/06         USD        46,137     CNY      360,400                 (644)
                                                                  ---------
                                                                  $    (161)
                                                                  =========

--------------------------------------------------------------------------------
Swaps -- At June 30, 2006, the following Credit Default Swap agreements were outstanding:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Swaps  -- At June 30, 2006, the following Credit Default Swap agreements were outstanding:
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Notional      Net Unrealized
                                                                                        Expiration      Amount        Depreciation
Description                                                                                Date     ($ Thousands)     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of ACE Securities Corp., Ser 2004-RM2, Cl B1, 5.014%,  01/25/35. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                   01/25/35        $633              $(10)
Fund receives semi-annual payment of 1.675% (3.350% per annum) times notional amount of Aegis Asset Backed Securities Trust, Ser 2004-5, Cl B3, 6.814%, 12/25/34. Upon a
  defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       12/25/34         633               (16)
Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Ameriquest Mortgage Securities Inc., Ser 2004-R6, Cl M3, 5.464%, 07/25/34. Upon a
  defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       07/25/34         633                (9)
Fund receives semi-annual payment of 0.975% (1.950% per annum) times notional amount of CDC Mortgage Capital Trust, Ser 2004- HE3, Cl B2, 5.264%, 11/25/34. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                   11/25/34         633                (8)
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV8, 5.114%, 11/25/34. Upon
  a defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       05/25/34         633               (10)
Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-6, Cl M8, 5.514%, 05/25/34. Upon a
  defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       05/25/34         633               (10)
Fund receives semi-annual payment of 1.000% (2.000% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34.
  Upon a defined credit event the Fund pays notional amount and takes receipt of a
  defined deliverable obligation. (Counter Party: Citibank)                               06/25/34        1,056              (16)
Fund receives semi-annual payment of 1.500% (3.000% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-ECC1, Cl B, 4.814%, 01/25/34. Upon
  a defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       02/25/34        1,056              (14)
Fund receives semi-annual payment of 1.525% (3.050% per annum) times notional amount of Home Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%, 03/25/35. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                   03/25/35         633               (12)
Fund receives semi-annual payment of 1.015% (2.030% per annum) times notional amount of Long Beach Mortgage Loan Trust, Ser 2004-2, Cl M5, 5.564%, 06/25/34. Upon a
  defined credit event the Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                       06/25/34         633                (8)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006


-----------------------------------------------------------------------------------------------------------------------------------
Swaps  -- At June 30, 2006, the following Credit Default Swap agreements were outstanding (continued):
--------------------------------------------------------------------------------------- -------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                       Notional       Appreciation
                                                                                        Expiration      Amount       (Depreciation)
Description                                                                                Date     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------------- -------------------------------------------
Fund receives semi-annual payment of 1.050% (2.100% per annum) times notional amount of Masters Asset Backed Securities Trust, Ser 2004-WMC2, Cl M5, 5.714%, 06/25/34.
 Upon a defined credit event the Fund pays notional amount and takes receipt of a
 defined deliverable obligation. (Counter Party: Citibank)                               06/25/34         633               (8)
Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Morgan Stanley ABS Equity I, Ser 2004- HE6, Cl B2, 5.264%, 08/25/34. Upon a
 defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counter Party: Citibank)                                       08/25/34         633              (10)
Fund receives semi-annual payment of 1.035% (2.070% per annum) times notional amount of Morgan Stanley ABS Equity I, Ser 2004- NC5, Cl B2, 5.564%, 05/25/34. Upon a
 defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counter Party: Citibank)                                       05/25/34         633               (9)
Fund receives semi-annual payment of 1.450% (2.900% per annum) times notional amount of New Century Home Equity Loan Trust, Ser 2004-4, Cl M9, 6.014%, 02/25/35.Upon a
 defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counter Party: Citibank)                                       02/25/35        1,056             (18)
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of Residential Asset Securities Corporation, Ser 2004-KS10, Cl M5, 5.164%, 11/25/34.
 Upon a defined credit event the Fund pays notional amount and takes receipt of a
 defined deliverable obligation. (Counter Party: Citibank)                               11/25/34         633              (10)
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of GSAMP Trust, Ser 2005-HE1, Cl B2, 5.014%, 11/25/34. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
 (Counter Party: Citibank)                                                               11/25/34         633              (10)
                                                                                                                    ---------------

                                                                                                                         (178)
===================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
Swaps  -- At June 30, 2006, the following Total Return Swap agreements were outstanding:
--------------------------------------------------------------------------------------- -------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr Index plus 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
 the spread depreciates over the payment period. (Counter Party: Bank of America)        07/31/06        $20,000              27

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr Index plus 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
 the spread depreciates over the payment period. (Counter Party: Bank of America)        07/31/06         5,000                7

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 +
 Index less 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return
 on the spread depreciates over the payment period. (Counter Party: Goldman Sachs)       07/01/06        15,000               34

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 +
 Index less 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return
 on the spread depreciates over the payment period. (Counter Party: Goldman Sachs)       07/01/06        25,000               42

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 +
 Index less 15 basis points times the notional amount.  The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return
 on the spread depreciates over the payment period. (Counter Party: Goldman Sachs)       07/01/06         5,000               9
                                                                                                                    ---------------

                                                                                                                            $119
===================================================================================================================================


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

Percentages are based on Net Assets of $4,155,665 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options. The rate reported is the effective yield at time of purchase.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investment is the rate in effect as of June 30, 2006.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of June 30, 2006 was $10,310 ($ Thousands) and represented 0.25% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $717,561 ($ Thousands).

(K) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $744,670 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N)   Tri-Party Repurchase Agreement

AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CNY -- Chinese Yuan
DN -- Discount Note


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2006

EXL -- Extendable Maturity
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar

Amounts designated as "--"are $0 or have been rounded to $0.

@ At June 30, 2006, the tax basis cost of the Fund's investments was $5,962,206 ($ Thousands), and the unrealized appreciation and depreciation were $27,552 ($ Thousands) and $(92,846) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 91.3%

CONSUMER DISCRETIONARY -- 22.1%
  155 E Tropicana LLC
    8.750%, 04/01/12                               $      1,346    $      1,282
  AEP Industries
    7.875%, 03/15/13                                        500             501
  AMC Entertainment
    8.000%, 03/01/14                                        755             692
  AMF Bowling Worldwide
    10.000%, 03/01/10                                       830             849
  Acco Brands
    7.625%, 08/15/15                                      1,895           1,758
  Adelphia Communications (C)
    10.250%, 11/01/06                                       550             294
  Adelphia Communications (C) (G)
    10.250%, 06/15/11                                       475             273
    9.500%, 03/01/05                                      1,108           1,108
    7.875%, 05/01/09                                        375             201
  Adelphia Communications, Ser B (C)
    7.750%, 01/15/09                                        450             245
  Adelphia Communications, Ser B
    (C) (G)
    8.375%, 02/01/08                                        750             412
  Adesa
    7.625%, 06/15/12                                        525             516
  Alderwoods Group
    7.750%, 09/15/12                                        275             290
  American Tower
    7.500%, 05/01/12                                        125             126
  Amscan Holdings
    8.750%, 05/01/14                                      1,235           1,081
  Arvinmeritor
    8.750%, 03/01/12                                        500             487
  Asbury Automotive
    9.000%, 06/15/12                                      4,184           4,142
  Autonation (A) (D)
    7.045%, 04/15/13                                        930             925
  Avis (A)
    7.750%, 05/15/16                                        675             650
    7.625%, 05/15/14                                        100              97
  Avis (A) (D) (G)
    7.576%, 05/15/14                                      1,420           1,416
  Aztar
    7.875%, 06/15/14                                      2,588           2,737
  Boyd Gaming
    7.750%, 12/15/12                                        300             303
  Boyd Gaming (G)
    7.125%, 02/01/16                                        875             845
  Broder Brothers, Ser B
    11.250%, 10/15/10                                     1,260           1,172
  Brookstone (A)
    12.000%, 10/15/12                                       675             594
  Brown Shoe
    8.750%, 05/01/12                                      1,125           1,156
  Burlington (A) (G)
    11.125%, 04/15/14                                     1,125           1,091
  CBD Media Holdings
    9.250%, 07/15/12                                        500             497
    8.625%, 06/01/11                                        250             249
  CCH I Holdings LLC
    11.000%, 10/01/15                                     2,393           2,094
    10.000%, 05/15/14                                       328             197
  CCH I Holdings LLC (B) (G)
    13.500%, 01/15/14                                       900             598

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  CCH II LLC
    10.250%, 09/15/10                              $      3,864    $      3,874
  CCH II LLC (A)
    10.250%, 09/15/10                                       550             550
  CCM Merger (A) (G)
    8.000%, 08/01/13                                      2,450           2,315
  CCO Holdings LLC
    8.750%, 11/15/13                                      1,575           1,536
  CCO Holdings LLC (D)
    9.454%, 12/15/10                                      1,684           1,718
  CMP Susquehanna (A)
    9.875%, 05/15/14                                      1,610           1,497
  CSC Holdings
    7.875%, 12/15/07                                        200             203
  CSC Holdings, Ser B
    8.125%, 08/15/09                                        275             280
  CSK Auto
    7.000%, 01/15/14                                        100             100
  Cablevision Systems, Ser B
    8.000%, 04/15/12                                      1,040           1,026
  Cablevision Systems, Ser B (D)
    9.620%, 04/01/09                                      2,260           2,396
  Caesars Entertainment
    8.875%, 09/15/08                                        190             200
    8.125%, 05/15/11                                        300             316
    7.875%, 03/15/10                                        650             674
  Canwest Media
    8.000%, 09/15/12                                      1,815           1,797
  Charter Communications Holdings (A)
    8.375%, 04/30/14                                        898             899
  Cinemark (B)
    9.340%, 03/15/14                                        700             542
  Collins & Aikman Floorcovering,
    Ser B
    9.750%, 02/15/10                                        400             393
  Cooper Standard Auto
    8.375%, 12/15/14                                      1,425           1,124
  Cornell
    10.750%, 07/01/12                                       500             532
  Corrections of America
    6.750%, 01/31/14                                        450             432
    6.250%, 03/15/13                                      3,057           2,874
  Couche-Tard US
    7.500%, 12/15/13                                        125             124
  Del Laboratories (A)
    8.000%, 02/01/12                                      1,110             923
  Del Laboratories (D)
    10.149%, 11/01/11                                       480             492
  Delphi (C) (G)
    6.500%, 08/15/13                                      1,900           1,482
  Denny's (G)
    10.000%, 10/01/12                                     1,800           1,791
  Dex Media
    8.000%, 11/15/13                                        375             377
  Dex Media (B)
    8.170%, 11/15/13                                      2,200           1,853
  Dex Media East
    9.875%, 11/15/09                                        629             665
  Directv Holdings
    6.375%, 06/15/15                                      2,720           2,509
  Dura Operating, Ser D
    9.000%, 05/01/09                                        525             276
  Echostar DBS
    6.375%, 10/01/11                                        425             407
  Echostar DBS (A)
    7.125%, 02/01/16                                      3,515           3,383

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  El Dorado Casino Shreveport PIK (G)
    10.000%, 08/01/12                              $      1,065    $        916
  Elizabeth Arden
    7.750%, 01/15/14                                        950             933
  Eye Care Centers of America
    10.750%, 02/15/15                                       350             386
  Federal-Mogul (C)
    8.370%, 11/15/01                                        325             195
    7.750%, 07/01/06                                        500             303
    7.375%, 01/15/06                                        200             121
  Ford Motor
    9.500%, 09/15/11                                        925             828
    9.215%, 09/15/21                                        350             277
    8.900%, 01/15/32                                        500             399
    8.875%, 01/15/22                                         50              38
    7.450%, 07/16/31                                      1,203             869
  French Lick Resorts (A)
    10.750%, 04/15/14                                     3,808           3,646
  GSC Holdings (D)
    8.865%, 10/01/11                                      1,566           1,609
  GSC Holdings (G)
    8.000%, 10/01/12                                      1,103           1,103
  General Motors
    8.250%, 07/15/23                                        648             510
  General Motors (G)
    8.375%, 07/15/33                                      1,511           1,216
    7.700%, 04/15/16                                        562             458
  Goodyear Tire & Rubber (G)
    9.000%, 07/01/15                                      1,399           1,336
    7.857%, 08/15/11                                      1,125           1,043
  Gregg Appliances
    9.000%, 02/01/13                                      2,867           2,645
  Group 1 Automotive
    8.250%, 08/15/13                                        525             530
  Harry & David Operations
    9.000%, 03/01/13                                      2,212           2,002
  Herbst Gaming
    8.125%, 06/01/12                                      1,986           2,001
    7.000%, 11/15/14                                        100              95
  Hertz (A) (G)
    10.500%, 01/01/16                                     1,976           2,095
    8.875%, 01/01/14                                      3,604           3,694
  Houghton Mifflin
    9.875%, 02/01/13                                        750             778
  Hydrochem Industrial (A)
    9.250%, 02/15/13                                        625             603
  Inn of the Mountain Gods
    12.000%, 11/15/10                                        25              27
  Intelsat
    5.250%, 11/01/08                                        375             352
  Intrawest
    7.500%, 10/15/13                                      1,792           1,783
  Isle of Capri Casinos
    9.000%, 03/15/12                                        422             440
    7.000%, 03/01/14                                        600             566
  Jacobs Entertainment (A)
    9.750%, 06/15/14                                        375             377
  Jacuzzi Brands
    9.625%, 07/01/10                                      1,230           1,299
  Jo-Ann Stores (G)
    7.500%, 03/01/12                                        325             293
  Kabel Deutschland (A)
    10.625%, 07/01/14                                     2,947           3,109
  LBI Media (B)
    0.000%, 10/15/13                                        675             547
  Lamar Media

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    7.250%, 01/01/13                               $        350    $        342
    6.625%, 08/15/15                                         75              69
  Lazydays RV Center
    11.750%, 05/15/12                                     2,375           2,244
  Leslie's Poolmart
    7.750%, 02/01/13                                        150             146
  Levi Strauss
    12.250%, 12/15/12                                     2,165           2,392
  Levi Strauss (A)
    8.875%, 04/01/16                                        418             399
  Levi Strauss (D)
    9.740%, 04/01/12                                      2,675           2,722
  Lin Television
    6.500%, 05/15/13                                        250             228
  Lin Televison, Ser B
    6.500%, 05/15/13                                      1,250           1,141
  Little Traverse Bay Bands of
    Odawa Indians (A)
    10.250%, 02/15/14                                        75              74
  Lodgenet Entertainment
    9.500%, 06/15/13                                        690             735
  MAAX Holdings (B) (G)
    9.750%, 12/15/12                                      2,725           1,063
  MGM Mirage
    8.500%, 09/15/10                                        100             104
    6.750%, 09/01/12                                        620             597
    5.875%, 02/27/14                                      1,875           1,680
  MGM Mirage (A)
    6.750%, 04/01/13                                      1,645           1,569
  Majestic Holdings (A) (B)
    13.112%, 10/15/11                                       275             205
  Majestic Star LLC (A) (G)
    9.750%, 01/15/11                                      1,550           1,554
  Mandalay Resort Group, Ser B
    10.250%, 08/01/07                                        25              26
  Mediacom LLC (G)
    9.500%, 01/15/13                                      2,399           2,387
  Metaldyne (G)
    11.000%, 06/15/12                                       812             690
    10.000%, 11/01/13                                     1,989           1,924
  Mohegan Tribal Gaming
    7.125%, 08/15/14                                        100              97
    6.875%, 02/15/15                                      1,150           1,084
    6.125%, 02/15/13                                        375             353
  NPC International (A) (G)
    9.500%, 05/01/14                                        200             194
  Nationsrent
    9.500%, 10/15/10                                      3,945           4,201
  Neiman Marcus Group
    10.375%, 10/15/15                                     1,079           1,136
  Neiman Marcus Group (A) (G)
    10.375%, 10/15/15                                       475             505
    9.000%, 10/15/15                                        475             496
  Nexstar Holdings LLC (B)
    10.750%, 04/01/13                                     1,450           1,174
  O'Charley's
    9.000%, 11/01/13                                        329             333
  Pantry
    7.750%, 02/15/14                                        675             668
  Penn National Gaming
    6.750%, 03/01/15                                        970             905
  Perry Ellis International, Ser B
    8.875%, 09/15/13                                      2,306           2,260
  Petro Stopping Centers
    9.000%, 02/15/12                                        250             248
  Phillips Van-Heusen
    8.125%, 05/01/13                                        375             383


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    7.250%, 02/15/11                               $         75    $         74
  Pinnacle Entertainment
    8.250%, 03/15/12                                      2,204           2,210
  Pokagon Gaming Authority (A)
    10.375%, 06/15/14                                       600             620
  Polypore International (B)
    13.240%, 10/01/12                                       475             314
  Primedia
    8.875%, 05/15/11                                        425             408
  Quebecor Media (A)
    7.750%, 03/15/16                                      1,075           1,053
  Quicksilver
    6.875%, 04/15/15                                        275             256
  RH Donnelley
    10.875%, 12/15/12                                       800             878
  RH Donnelley (A)
    8.875%, 01/15/16                                      1,498           1,511
    6.875%, 01/15/13                                      2,000           1,840
    6.875%, 01/15/13                                      2,565           2,360
  RJ Tower (C) (G)
    12.000%, 06/01/13                                     1,775           1,154
  Rexnord
    10.125%, 12/15/12                                       855             947
  Riddell Bell Holdings
    8.375%, 10/01/12                                      1,485           1,463
  Sealy Mattress
    8.250%, 06/15/14                                      1,500           1,500
  Seneca Gaming,
    7.250%, 05/01/12                                        175             170
  Service
    7.700%, 04/15/09                                        390             392
    6.750%, 04/01/16                                      1,110           1,021
    6.500%, 03/15/08                                      1,467           1,456
  Service (A)
    7.500%, 06/15/17                                      2,020           1,889
  Simmons (B)
    10.000%, 12/15/14                                     1,700           1,130
  Sinclair Broadcast Group (A) (B)
    4.875%, 07/15/18                                        450             390
  Six Flags
    8.875%, 02/01/10                                        182             173
  Six Flags (G)
    9.750%, 04/15/13                                        781             718
    9.625%, 06/01/14                                      1,577           1,435
  Sonic Automotive, Ser B (G)
    8.625%, 08/15/13                                      1,628           1,612
  Spectrum Brands
    7.375%, 02/01/15                                      1,518           1,233
  Stanadyne (G)
    10.000%, 08/15/14                                     1,325           1,239
  Stanadyne Holdings (B)
    15.530%, 02/15/15                                     1,575             787
  Starwood Hotel & Resorts
    7.875%, 05/01/12                                      1,500           1,566
    7.375%, 05/01/07                                        725             730
    7.375%, 11/15/15                                        500             504
  Station Casinos
    6.875%, 03/01/16                                      2,381           2,220
    6.625%, 03/15/18                                      2,425           2,195
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                                      2,600           2,515
  Stewart Enterprises
    7.750%, 02/15/13                                      1,165           1,062
  Sun Media
    7.625%, 02/15/13                                        385             387

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Superior Essex Com & Essex Group
    9.000%, 04/15/12                               $        654    $        664
  Tenneco Automotive (G)
    8.625%, 11/15/14                                      5,106           5,093
  Town Sports International (B)
    9.410%, 02/01/14                                      4,709           3,755
  Town Sports International (G)
    9.625%, 04/15/11                                        808             834
  Turning Stone Casino
    Entertainment (A)
    9.125%, 12/15/10                                      2,601           2,627
  United Components
    9.375%, 06/15/13                                      1,960           1,931
  United Rentals North America
    7.000%, 02/15/14                                        600             548
    6.500%, 02/15/12                                      1,290           1,219
  United Rentals North America (G)
    7.750%, 11/15/13                                      1,867           1,774
  Universal City Florida (D)
    9.899%, 05/01/10                                      5,847           6,037
  Vail Resorts
    6.750%, 02/15/14                                      1,005             955
  Vertis
    9.750%, 04/01/09                                        600             610
  Vicorp Restaurants
    10.500%, 04/15/11                                       625             556
  Videotron
    6.875%, 01/15/14                                      2,630           2,492
    6.375%, 12/15/15                                         25              23
  Visant Holding (B)
    9.980%, 12/01/13                                      2,731           2,144
  Visteon (G)
    7.000%, 03/10/14                                      1,300           1,061
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                      2,316           2,183
                                                                   ------------
                                                                        220,106
                                                                   ------------
CONSUMER STAPLES -- 2.3%
  B&G Foods Holding
    8.000%, 10/01/11                                        525             525
  Carrols (G)
    9.000%, 01/15/13                                        645             647
  Dean Foods
    7.000%, 06/01/16                                      1,350           1,306
  Del Monte
    6.750%, 02/15/15                                        456             423
  Dole Foods (G)
    8.875%, 03/15/11                                        675             633
  Fleming (C)
    10.125%, 04/01/08                                     1,125             165
    9.250%, 06/15/10                                        200              29
  Gereral Nutrition Center
    8.500%, 12/01/10                                        600             580
  Jean Coutu Group (G)
    8.500%, 08/01/14                                      1,075             989
    7.625%, 08/01/12                                        525             509
  Le-Natures (A)
    10.000%, 06/15/13                                     2,976           3,136
  NBTY
    7.125%, 10/01/15                                      3,080           2,895
  Natural Beef Pack
    10.500%, 08/01/11                                     1,952           1,971
  Playtex Products
    9.375%, 06/01/11                                      1,825           1,900
  Reynolds American (A)
    7.250%, 06/01/13                                        675             660


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Rite Aid
    12.500%, 09/15/06                              $        175    $        177
    6.875%, 12/15/28                                        375             274
  Rite Aid (G)
    7.700%, 02/15/27                                        150             123
    6.875%, 08/15/13                                        100              86
  Stater Brothers Holdings (D)
    (G)
    8.829%, 06/15/10                                      2,526           2,558
  UNIFI (A)
    11.500%, 05/15/14                                       175             169
  Visant Holding (A)
    8.750%, 12/01/13                                      2,455           2,369
  Winn-Dixie Pass-Thru Trust (A)
    (C)
    7.803%, 09/01/17                                        358             290
  Winn-Dixie Pass-Thru Trust (A)
    (C) (G)
    8.181%, 09/01/24                                        570             462
                                                                   ------------
                                                                         22,876
                                                                   ------------
ENERGY -- 8.7%
  Allis-Chalmers Energy (A)
    9.000%, 01/15/14                                      1,894           1,894
  Atlas Pipeline Partners (A)
    8.125%, 12/15/15                                      1,103           1,099
    8.125%, 12/15/15                                        362             361
  Baytex Energy
    9.625%, 07/15/10                                        550             568
  Belden & Blake
    8.750%, 07/15/12                                      1,733           1,759
  Brigham Exploration (A)
    9.625%, 05/01/14                                        400             392
  Chaparral Energy (A)
    8.500%, 12/01/15                                      2,849           2,835
  Chesapeake Energy
    7.750%, 01/15/15                                      2,459           2,465
    7.500%, 06/15/14                                        356             355
    7.000%, 08/15/14                                        324             313
    6.500%, 08/15/17                                      5,210           4,754
    6.375%, 06/15/15                                         50              46
  Chesepeake Energy (G)
    6.875%, 01/15/16                                      2,892           2,733
  Clayton William Energy
    7.750%, 08/01/13                                      2,294           2,110
  Colorado Interstate Gas
    5.950%, 03/15/15                                        275             250
  Compton Pet Finance
    7.625%, 12/01/13                                        500             478
  Comstock Resources
    6.875%, 03/01/12                                         75              70
  Copano Energy LLC (A)
    8.125%, 03/01/16                                      1,428           1,421
  Denbury Resources
    7.500%, 04/01/13                                        720             720
    7.500%, 12/15/15                                      1,920           1,910
  El Paso
    7.625%, 08/16/07                                        320             323
    6.750%, 05/15/09                                        325             321
  El Paso (A)
    9.625%, 05/15/12                                         91              99
    7.625%, 09/01/08                                        309             313
    7.420%, 02/15/37                                        775             717
  El Paso (G)
    7.000%, 05/15/11                                        625             616
  El Paso MTN
    7.800%, 08/01/31                                        150             146

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    7.375%, 12/15/12                               $        425    $        422
  El Paso MTN (G)
    8.050%, 10/15/30                                      1,100           1,103
  El Paso Natural Gas
    8.375%, 06/15/32                                        325             346
  El Paso Production Holdings
    7.750%, 06/01/13                                      3,885           3,914
  Encore Acquisition
    7.250%, 12/01/17                                        375             360
    6.000%, 07/15/15                                        275             248
  Energy Partners
    8.750%, 08/01/10                                      1,408           1,355
  Forest Oil
    8.000%, 12/15/11                                        785             803
  Giant Industries
    8.000%, 05/15/14                                        900             889
  Grant Prideco, Ser B
    6.125%, 08/15/15                                        300             280
  Hanover Compressor (G)
    7.500%, 04/15/13                                        625             612
  Hanover Compressor
    9.000%, 06/01/14                                      1,030           1,076
  Hanover Equipment Trust, Ser
    2001 B
    8.750%, 09/01/11                                      3,260           3,358
  Hilcorp Energy (A)
    10.500%, 09/01/10                                     3,685           3,971
  Hilcrop Energy (A)
    9.000%, 06/01/16                                      1,250           1,259
  Holly Energy Partners
    6.250%, 03/01/15                                        625             572
  Inergy Finance
    6.875%, 12/15/14                                        920             856
  Mariner Energy (A) (G)
    7.500%, 04/15/13                                        850             818
  Markwest Energy (A)
    8.500%, 07/15/16                                      1,250           1,229
  Markwest Energy, Ser B
    6.875%, 11/01/14                                      1,500           1,380
  Massey Energy (A)
    6.875%, 12/15/13                                        812             755
  Newfield Exploration
    6.625%, 04/15/16                                        980             924
  Pacific Energy
    6.250%, 09/15/15                                        100              97
  Parker Drilling
    9.625%, 10/01/13                                        236             256
  Parker Drilling (D)
    9.981%, 09/01/10                                      4,533           4,624
  Pogo Producing
    6.875%, 10/01/17                                      1,550           1,436
    6.625%, 03/15/15                                        100              92
  Pogo Producing (A)
    7.875%, 05/01/13                                      1,115           1,118
  Pogo Producing, Ser B
    8.250%, 04/15/11                                        773             796
  Premcor Refining
    7.500%, 06/15/15                                         --              --
  Pride International
    7.375%, 07/15/14                                        859             863
  Quicksilver Resources
    7.125%, 04/01/16                                      2,236           2,096
  Range Resources
    6.375%, 03/15/15                                        350             323
  SESI (A)
    6.875%, 06/01/14                                      1,000             962


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Sierra Pacific Resources
    8.625%, 03/15/14                               $      1,275    $      1,351
  Sonat
    7.625%, 07/15/11                                      3,250           3,282
  Stone Energy
    8.250%, 12/15/11                                      1,025           1,035
  Teco Energy (D)
    7.149%, 05/01/10                                        414             423
  Tesoro (A)
    6.625%, 11/01/15                                      1,270           1,203
  United Refining (G)
    10.500%, 08/15/12                                     4,777           4,944
  Veneco
    8.750%, 12/15/11                                        700             679
  Whiting Petroleum
    7.000%, 02/01/14                                        790             747
  Williams
    8.750%, 03/15/32                                        750             816
    8.125%, 03/15/12                                        660             685
    7.750%, 06/15/31                                        125             123
    7.625%, 07/15/19                                      1,035           1,051
  Williams (A)
    6.375%, 10/01/10                                        775             756
  Williams Partners (A)
    7.500%, 06/15/11                                        400             401
  Williams, Ser A
    7.500%, 01/15/31                                        425             410
                                                                   ------------
                                                                         86,167
                                                                   ------------
FINANCIALS -- 15.4%
  AAC Group Holding PIK * (A) (G)
    12.750%, 10/01/12                                       250             253
  Alamosa Delaware
    8.500%, 01/31/12                                      2,190           2,321
  Allstate Life Global Funding II
    MTN (A) (D) (H)
    5.219%, 07/16/07                                        678             678
  American General Finance (A)
    (D) (H)
    5.229%, 07/16/07                                      2,136           2,136
  American General Finance MTN,
    Ser F (H)
    3.963%, 07/14/06                                        147             150
  Amkor Technology 2nd Lien ++
    9.694%, 10/27/10                                      4,000           4,120
  Aquila ++
    10.670%, 09/19/09                                     1,000           1,010
  Arch Western Finance
    6.750%, 07/01/13                                      3,102           2,970
  Bear Stearns EXL (D) (H)
    5.239%, 07/16/07                                      2,622           2,622
  Beazer Homes USA
    6.875%, 07/15/15                                      2,325           2,116
  CB Richard Ellis Service
    11.250%, 06/15/11                                        --              --
    9.750%, 05/15/10                                        321             343
  CCFC ++
    11.109%, 08/26/09                                     2,090           2,184
  Cardtronics (A)
    9.250%, 08/15/13                                        150             148
  Caterpillar Financial Services
    MTN, Ser F (D) (H)
    5.148%, 07/10/06                                        737             737
  Cebridge 2nd Lien PIK ++
    11.150%, 05/05/14                                     2,500           2,387

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                               $      1,100    $      1,078
  Cooper Standard ++
    7.500%, 12/01/11                                      2,239           2,244
  Countrywide Financial MTN, Ser
    A (D) (H)
    5.380%, 09/13/06                                      2,725           2,725
    5.210%, 11/03/06                                      1,547           1,547
  Countrywide Financial Services
    MTN (D) (H)
    5.560%, 06/27/07                                        884             884
  Credit Suisse First Boston
    London (A)(D)(L)
    0.000%, 03/24/10                                      3,849           3,390
    0.000%, 03/24/10                                      2,611           2,300
  Crystal US Holdings, Ser B (B)
    8.730%, 10/01/14                                        625             489
  Dekabank (A) (D) (H)
    5.107%, 05/18/07                                      2,725           2,725
  Delphi Term Loan ++
    13.250%, 06/14/11                                     2,575           2,672
  FTI Consulting
    7.625%, 06/15/13                                        350             354
  Festival Fun Park LLC (A)
    10.875%, 04/15/14                                     2,706           2,679
  Ford Motor Credit
    7.375%, 10/28/09                                      2,835           2,622
    7.375%, 02/01/11                                        675             604
    7.250%, 10/25/11                                        550             488
    6.625%, 06/16/08                                      1,200           1,142
  Ford Motor Credit (A)
    9.750%, 09/15/10                                        325             317
  Ford Motor Credit (D)
    9.473%, 04/15/12                                      1,750           1,777
    6.638%, 01/15/10                                      1,300           1,184
  Ford Motor Credit (G)
    7.000%, 10/01/13                                      2,970           2,556
  General Motors Acceptance
    7.000%, 02/01/12                                        100              95
    6.875%, 08/28/12                                      4,750           4,475
    6.125%, 09/15/06                                        175             175
    6.125%, 08/28/07                                        300             297
  General Motors Acceptance (D)
    7.431%, 12/01/14                                        500             484
  General Motors Acceptance (G)
    8.000%, 11/01/31                                      5,421           5,210
    6.750%, 12/01/14                                      2,261           2,100
  Georgia Pacific, Ser B ++
    7.350%, 02/14/13                                        996             995
  Georgia Pacific, Ser C ++
    8.300%, 12/23/12                                        500             504
    8.086%, 02/14/14                                      1,875           1,889
  H-Lines Finance Holding (B)
    9.770%, 04/01/13                                        801             687
  Host Marriot +
    7.125%, 11/01/13                                        400             398
  Host Marriot, Ser M +
    7.000%, 08/15/12                                        625             620
  Host Marriott + (A)
    6.750%, 06/01/16                                      2,820           2,690
  Host Marriott, Ser O +
    6.375%, 03/15/15                                        475             446
  Hughes Network Systems (A)
    9.500%, 04/15/14                                      1,256           1,231


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Innophos Investments PIK (G)
    13.170%, 02/15/15                              $      2,315    $      2,318
  Ipayment (A)
    9.750%, 05/15/14                                        425             423
  Irish Life & Permanent MTN, Ser X
    (A) (D) (H)
    5.331%, 07/23/07                                      1,959           1,959
  Islandsbanki (A) (D) (H)
    5.344%, 03/22/07                                      1,252           1,252
    5.180%, 04/06/07                                      2,210           2,210
  J.G. Wentworth Loan ++
    7.170%, 04/06/11                                        175             176
  Jackson National Life Funding
    (A) (D) (H)
    5.109%, 06/04/07                                      3,241           3,241
  K&F Acquisition
    7.750%, 11/15/14                                        575             566
  Kaupthing Bank MTN (A) (D) (H)
    5.327%, 03/20/07                                      3,683           3,683
  Kgen Partners Loan ++
    7.604%, 08/15/11                                      2,454           2,448
  LSP General Finance Loan 2nd
    Lien ++
    8.999%, 04/13/13                                      2,000           2,010
  Landsbanki Islands (A) (D) (H)
    5.288%, 03/16/07                                      2,799           2,799
  Level 3 ++
    12.238%, 12/01/11                                     1,500           1,500
  Morgan Stanley EXL (D) (H)
    5.189%, 08/06/07                                        516             516
  Morgan Stanley EXL, Ser S (D) (H)
    5.153%, 08/06/07                                        737             737
  Murray ++
    12.813%, 01/31/11                                     3,953           4,071
  NRG Energy (STRIP) ++
    7.508%, 02/01/13                                      1,247           1,252
  Natexis Banques (A) (D) (H)
    5.191%, 07/16/07                                      1,436           1,436
  Nationwide Building Society (A)
    (D) (H)
    5.547%, 07/27/07                                        810             810
    5.160%, 07/09/07                                      1,473           1,473
  Neiman Marcus Term Loan,
    Ser B ++
    7.770%, 03/13/13                                      1,797           1,811
  Noble Group (A)
    6.625%, 03/17/15                                      1,050             910
  Nordbank (A) (D) (H)
    5.343%, 06/25/07                                      2,504           2,504
  Northern Rock (A) (D) (H)
    5.139%, 08/03/07                                      1,517           1,517
  Northwest Air Term Loan,
    Ser A ++
    10.540%, 11/19/09                                     1,250           1,272
  Omega Healthcare Investors +
    7.000%, 01/15/16                                      1,025             976
  Pacific Life Global Funding (A)
    (D) (H)
    5.196%, 07/13/07                                      1,105           1,105
  Premium Asset Trust, Ser
    2004-10 (A) (D) (H)
    5.209%, 07/16/07                                      2,062           2,062
  Residential Capital (A) (D)
    6.898%, 04/17/09                                      1,000           1,000
  Rouse + (A)
    6.750%, 05/01/13                                      3,490           3,399
  SLM EXL, Ser S (A) (D) (H)
    5.199%, 07/16/07                                      1,620           1,620

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Senior Housing +
    7.875%, 04/15/15                               $        671    $        679
  Sigma Finance MTN (A) (H)
    4.680%, 11/09/06                                        796             796
  Skandinav Enskilda Bank (A) (D)
    (H)
    5.247%, 06/18/07                                      1,620           1,620
  Stanfield Victoria MTN (A) (D)
    (H)
    5.385%, 06/11/07                                      1,473           1,473
  Stripes Acquisition/Susser
    Financial (A)
    10.625%, 12/15/13                                       314             331
  Targa Resources Term Loan ++
    7.477%, 10/05/07                                      1,000           1,000
  Terra Capital
    11.500%, 06/01/10                                     1,000           1,090
  Trains HY, Ser 2006-1 (A)
    7.548%, 05/01/16                                      2,100           2,058
  Trustreet Properties +
    7.500%, 04/01/15                                      1,000             985
  UGS
    10.000%, 06/01/12                                     1,250           1,344
  United Airlines ++
    8.750%, 02/01/12                                      1,500           1,517
  Universal City Development
    11.750%, 04/01/10                                       225             245
  Venoco 2nd Lien Loan ++
    9.600%, 04/26/11                                      2,500           2,512
    4.500%, 03/30/11                                        150             151
  Ventas Realty +
    8.750%, 05/01/09                                        175             184
    7.125%, 06/01/15                                         75              75
    6.625%, 10/15/14                                        375             364
  WMG Holdings (B)
    9.046%, 12/15/14                                      2,510           1,807
  Wembley 2nd Lien Loan ++
    7.840%, 07/18/12                                      1,625           1,625
  Wide Open West Term Loan 1st
    Lien ++
    10.130%, 04/28/13                                       500             501
                                                                   ------------
                                                                        153,661
                                                                   ------------
HEALTH CARE -- 4.9%
  Accellent
    10.500%, 12/01/13                                     1,440           1,472
  Bio-Rad Laboratories
    7.500%, 08/15/13                                        100             101
    6.125%, 12/15/14                                        575             528
  Biovail
    7.875%, 04/01/10                                      3,467           3,510
  CRC Health (A)
    10.750%, 02/01/16                                     1,350           1,374
  Concentra Operating
    9.500%, 08/15/10                                        275             285
  Extendicare Health Services
    9.500%, 07/01/10                                      1,544           1,612
    6.875%, 05/01/14                                        520             543
  Fisher Scientific International
    6.125%, 07/01/15                                      1,048           1,010
  Fresenius Medical Capital Trust
    7.875%, 02/01/08                                      1,435           1,457
  Fresenius Medical Capital Trust
    IV
    7.875%, 06/15/11                                        200             202
  Genesis Healthcare
    8.000%, 10/15/13                                      1,300           1,360

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  HCA
    8.750%, 09/01/10                               $        975    $      1,028
    6.950%, 05/01/12                                        225             220
    6.750%, 07/15/13                                        635             606
    6.500%, 02/15/16                                      5,588           5,167
    6.250%, 02/15/13                                        373             348
  HCA (G)
    7.500%, 11/06/33                                      1,172           1,071
  Healthsouth (A)
    10.750%, 06/15/16                                     2,324           2,278
  Healthsouth (A) (D) (G)
    11.418%, 06/15/14                                       948             946
  Iasis Healthcare (G)
    8.750%, 06/15/14                                      1,325           1,298
  Insight Health Services (D) (G)
    10.399%, 11/01/11                                       350             315
  Insight Health Services, Ser B
    9.875%, 11/01/11                                        925             407
  Kinetic Concepts
    7.375%, 05/15/13                                        293             298
  Leiner Health Products
    11.000%, 06/01/12                                       150             142
  MQ Associates (B) (G)
    25.590%, 08/15/12                                       934             350
  Medcath Holdings
    9.875%, 07/15/12                                         75              77
  Medquest, Ser B (G)
    11.875%, 08/15/12                                     1,695           1,572
  National Mentor (A)
    11.250%, 07/01/14                                       250             254
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                                      1,315           1,364
  Res-care
    7.750%, 10/15/13                                        675             670
  Select Medical
    7.625%, 02/01/15                                      3,870           3,367
  Select Medical (A) (D)
    10.820%, 09/15/15                                       150             136
  Tenet Healthcare (A) (G)
    9.500%, 02/01/15                                      2,306           2,266
  Tenet Healthcare (G)
    6.500%, 06/01/12                                        375             331
  Triad Hospitals
    7.000%, 05/15/12                                        135             134
    7.000%, 11/15/13                                        875             851
  US Oncology Holdings
    10.750%, 08/15/14                                     5,293           5,743
    9.000%, 08/15/12                                        125             130
  US Oncology Holdings (B)
    10.320%, 03/15/15                                     2,223           2,267
  WH Holdings
    9.500%, 04/01/11                                      1,037           1,136
                                                                   ------------
                                                                         48,226
                                                                   ------------
INDUSTRIALS -- 12.6%
  ALH Finance
    8.500%, 01/15/13                                      2,300           2,219
  Acih (A) (B)
    10.710%, 12/15/12                                     1,300           1,033
  Ahern Rentals
    9.250%, 08/15/13                                        800             808
  Ainsworth Lumber
    7.250%, 10/01/12                                      1,479           1,213
    6.750%, 03/15/14                                        340             258
    6.750%, 03/15/14                                      2,325           1,767

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Ainsworth Lumber (D) (G)
    9.249%, 10/01/10                               $      3,240    $      3,110
  Air 2 US (A)
    8.027%, 10/01/19                                        631             633
  Alliant Techsystems
    6.750%, 04/01/16                                        575             553
  Allied Waste North America
    7.250%, 03/15/15                                        430             411
    6.125%, 02/15/14                                      1,000             900
  Allied Waste North America (A) (G)
    7.125%, 05/15/16                                      2,455           2,314
  Allied Waste North America, Ser
    B
    8.500%, 12/01/08                                      1,200           1,242
    7.375%, 04/15/14                                        340             323
  American Airlines
    7.379%, 05/23/16                                        128             115
  Ames True Temper (D)
    9.068%, 01/15/12                                      1,150           1,130
  Amsted Industries (A)
    10.250%, 10/15/11                                       975           1,043
  Armstrong Holdings (C) (G)
    7.450%, 05/15/29                                      2,250           1,631
  Associated Materials
    9.750%, 04/15/12                                        475             473
  Associated Materials (A)
    12.420%, 03/01/14                                     1,125             678
  Autocam
    10.875%, 06/15/14                                       175             108
  Baker & Taylor (A)
    11.500%, 07/01/13                                     1,100           1,100
  Basell (A)
    8.375%, 08/15/15                                        840             807
  Beazer Homes USA (A) (G)
    8.125%, 06/15/16                                        838             806
  Buhrmann US
    8.250%, 07/01/14                                      1,750           1,741
    7.875%, 03/01/15                                        625             617
  Builders Firstsource (D)
    9.420%, 02/15/12                                      3,700           3,792
  Cenveo
    7.875%, 12/01/13                                      1,294           1,262
  Chart Industries (A)
    9.125%, 10/15/15                                        325             332
  Chukchansi Economic Development
    Authority (A) (D)
    8.780%, 11/15/12                                        546             557
  Continental Airlines, Ser RJ04
    9.558%, 09/01/19                                        599             613
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                        952             924
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                        180             179
  Corrections Corp of America
    7.500%, 05/01/11                                        206             208
  Covalence Specialty Mate (A)
    10.250%, 03/01/16                                       610             586
  D R Horton
    5.625%, 09/15/14                                        150             137
    5.250%, 02/15/15                                      2,380           2,115
  D R Horton (G)
    5.625%, 01/15/16                                        850             770
  DRS Technologies
    6.875%, 11/01/13                                         75              72
    6.625%, 02/01/16                                      1,000             967
  DRS Technologies (G)
    7.625%, 02/01/18                                      1,260           1,254


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Dayton Superior
    13.000%, 06/15/09                              $      1,717    $      1,498
    10.750%, 09/15/08                                       703             714
  Delta Air Lines, Ser 2000-1, Cl
    A2 (C)
    7.570%, 11/18/10                                      3,936           3,951
  Delta Air Lines, Ser 2001-1, Cl
    A-2 (C)
    7.111%, 09/18/11                                         59              59
  Delta Air Lines, Ser 2002-1, Cl C (C)
    7.779%, 01/02/12                                        426             395
  Dex Media West, Ser B
    9.875%, 08/15/13                                      1,000           1,084
  Education Management (A)
    10.250%, 06/01/16                                     2,525           2,512
    8.750%, 06/01/14                                      1,175           1,163
  Fastentech
    11.500%, 05/01/11                                     1,631           1,664
  Gencorp
    9.500%, 08/15/13                                      1,154           1,226
  Goodman Global Holdings
    7.875%, 12/15/12                                        815             778
  Greenbrier
    8.375%, 05/15/15                                      1,152           1,176
  Gulfmark Offshore
    7.750%, 07/15/14                                      1,771           1,727
  Harvest Operations
    7.875%, 10/15/11                                      1,000             950
  Hexion US Financial (D)
    9.818%, 07/15/10                                      1,979           2,014
  Horizon Lines LLC
    9.000%, 11/01/12                                        855             868
  Indalex Holding (A)
    11.500%, 02/01/14                                     1,571           1,602
  Interface
    9.500%, 02/01/14                                        275             284
  Interline Brands
    8.125%, 06/15/14                                        540             539
  Intermec
    7.000%, 03/15/08                                        725             723
  Invensys PLC (A)
    9.875%, 03/15/11                                      1,917           2,080
  Iron Mountain
    7.750%, 01/15/15                                        420             401
    6.625%, 01/01/16                                      2,125           1,912
  J.B. Poindexter
    8.750%, 03/15/14                                        175             142
  K Hovnanian Enterprises (G)
    6.250%, 01/15/16                                        525             455
  L-3 Communications
    6.125%, 07/15/13                                         42              40
    5.875%, 01/15/15                                      4,781           4,458
  L-3 Communications, Cl B
    6.375%, 10/15/15                                        524             500
  Language Line
    11.125%, 06/15/12                                       100              97
  Maax (G)
    9.750%, 06/15/12                                      1,175             959
  Magnachip Semiconductor
    8.579%, 12/15/11                                      1,222           1,161
  Magnachip Semiconductor (G)
    8.000%, 12/15/14                                        906             752
  Meritage Homes
    7.000%, 05/01/14                                      1,675           1,499
    6.250%, 03/15/15                                      2,150           1,811
  Millar Western Forest
    7.750%, 11/15/13                                      2,205           1,676

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Monitronics International
    11.750%, 09/01/10                              $      1,582    $      1,560
  Mueller Holdings (B)
    6.160%, 04/15/14                                        900             756
  NCL
    10.625%, 07/15/14                                       575             565
  Nebraska Book
    8.625%, 03/15/12                                        250             233
  Nortek
    8.500%, 09/01/14                                        125             121
  North American Energy Partner
    8.750%, 12/01/11                                        400             384
  Nutro Products (A) (D)
    9.230%, 10/15/13                                      1,025           1,044
  Owens Corning (C)
    7.000%, 03/15/09                                      1,075             903
  Owens Corning (C) (G)
    7.500%, 08/01/18                                      1,325           1,159
  PHI (A)
    7.125%, 04/15/13                                        125             118
  Park-Ohio Industries
    8.375%, 11/15/14                                      1,945           1,712
  Plastipak Holdings (A)
    8.500%, 12/15/15                                        654             654
  Ply Gem
    9.000%, 02/15/12                                        780             710
  Primedia
    8.000%, 05/15/13                                      1,175           1,052
  Propex Frabics
    10.000%, 12/01/12                                       350             320
  Quality Distributors
    9.000%, 11/15/10                                      1,050             965
  Quebecor World Capital (A)
    8.750%, 03/15/16                                        775             707
  Rainbow National Services LLC (A)
    10.375%, 09/01/14                                       525             581
    8.750%, 09/01/12                                      1,085           1,139
  Schuler Homes
    10.500%, 07/15/11                                       225             237
  Service
    7.700%, 04/15/09                                        745             749
  Ship Finance International
    8.500%, 12/15/13                                        479             455
  Ship Finance International MTN
    8.500%, 12/15/13                                      1,862           1,769
  Southern Star (A)
    6.750%, 03/01/16                                        175             168
  Southern States Coop (A)
    10.500%, 11/01/10                                     1,136           1,187
  Spectrum Brands
    8.500%, 10/01/13                                      1,000             855
  Stanley-Martin
    9.750%, 08/15/15                                      1,945           1,663
  Sunstate Equipment (A)
    10.500%, 04/01/13                                       960             989
  TRW Automotive
    9.375%, 02/15/13                                      1,261           1,340
  Tech Olympic USA
    7.500%, 03/15/11                                        225             199
  Tech Olympic USA (A)
    8.250%, 04/01/11                                        280             261
  Tech Olympic USA (G)
    10.375%, 07/01/12                                     3,013           2,892
  Tembec Industries (G)
    8.625%, 06/30/09                                      1,425             780
    7.750%, 03/15/12                                         75              38


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Tempur Pedic
    10.250%, 08/15/10                              $        722    $        762
  Terex
    9.250%, 07/15/11                                        525             558
    7.375%, 01/15/14                                      1,403           1,396
  Terra Capital
    12.875%, 10/15/08                                       110             125
  Thermadyne Holdings (G)
    9.250%, 02/01/14                                        450             410
  UCAR Finance
    10.250%, 02/15/12                                     1,435           1,514
  US Concrete
    8.375%, 04/01/14                                        575             581
  United Air Lines (C)
    9.125%, 01/15/12                                      1,075              16
  United Air Lines (G)
    6.201%, 09/01/08                                      1,827           1,827
  United Air Lines, Ser 2001-1,
    Cl A-1
    6.071%, 03/01/13                                        634             632
  United Air Lines, Ser 95A1
    9.020%, 04/19/12                                        570             333
  United Air Lines, Ser 95A2
    9.560%, 10/19/18                                        896             523
  United Air Lines, Ser A (C)
    10.670%, 05/01/04                                       525               8
  Vanguard Health Holdings II
    9.000%, 10/01/14                                        600             599
  Visant
    7.625%, 10/01/12                                      2,400           2,328
  William Lyon Homes
    10.750%, 04/01/13                                       735             706
  Xerox
    6.400%, 03/15/16                                      1,345           1,269
                                                                   ------------
                                                                        125,523
                                                                   ------------
INFORMATION TECHNOLOGY -- 2.2%
  Activant Solutions (A)
    9.500%, 05/01/16                                      2,797           2,706
  Advanced Micro Devices
    7.750%, 11/01/12                                      1,485           1,515
  Amkor Technologies
    9.250%, 06/01/16                                        475             450
    7.125%, 03/15/11                                         75              68
  Amkor Technologies (G)
    7.750%, 05/15/13                                        325             294
  Celestica
    7.875%, 07/01/11                                        550             540
  Compagnie Generale de
    Geophysique
    7.500%, 05/15/15                                        100              98
  Compagnie Generale de
    Geophysique (A)
    7.500%, 05/15/15                                        875             855
  Magnachip Semiconductor (D)
    6.875%, 12/15/11                                        475             430
  SGS International (A)
    12.000%, 12/15/13                                     1,475           1,475
  SS&C Technologies (A) (G)
    11.750%, 12/01/13                                     1,260           1,304
  Seitel
    11.750%, 07/15/11                                       425             475
  Serena Software (A)
    10.375%, 03/15/16                                       640             643
  Smart Modular (D)
    10.490%, 04/01/12                                       670             717

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Solutia (C)
    11.250%, 07/15/09                              $        925    $        912
  Stoneridge
    11.500%, 05/01/12                                     1,578           1,515
  Sungard Data Systems (A)
    10.250%, 08/15/15                                     4,820           4,983
  Sungard Data Systems (A) (D)
    9.431%, 08/15/13                                        725             759
  UGS Capital PIK (A)
    10.380%, 06/01/11                                     1,600           1,584
  Unisys
    8.000%, 10/15/12                                        570             530
  Viasystems
    10.500%, 01/15/11                                       450             441
                                                                   ------------
                                                                         22,294
                                                                   ------------
MATERIALS -- 10.1%
  AK Steel
    7.750%, 06/15/12                                        700             686
  Abitibi Consolidated
    8.850%, 08/01/30                                        225             190
  Abitibi Consolidated (G)
    8.375%, 04/01/15                                      2,200           2,008
  Appleton Papers
    8.125%, 06/15/11                                        425             429
  Appleton Papers, Ser B
    9.750%, 06/15/14                                      2,352           2,376
  BCI US Finance (A) (D)
    10.577%, 07/15/10                                       830             847
  Ball
    6.625%, 03/15/18                                      1,925           1,795
  Berry Plastics
    10.750%, 07/15/12                                       550             595
  Boise Cascade LLC
    7.125%, 10/15/14                                      1,307           1,157
  Boise Cascade LLC (D)
    7.943%, 10/15/12                                        610             607
  Bowater
    9.500%, 10/15/12                                        500             499
  Bowater (D)
    8.329%, 03/15/10                                        806             806
  Bowater Canada Finance
    7.950%, 11/15/11                                      2,857           2,714
  Bway
    10.000%, 10/15/10                                       674             708
  Cascades
    7.250%, 02/15/13                                        705             652
  Catalyst Paper
    7.375%, 03/01/14                                        455             407
  Catalyst Paper, Ser D
    8.625%, 06/15/11                                      1,458           1,422
  Consolidated Containers (B)
    10.750%, 06/15/09                                       525             496
  Crown Americas (A)
    7.750%, 11/15/15                                      1,724           1,698
  Crown Cork & Seal
    8.000%, 04/15/23                                      1,725           1,591
  Domtar
    7.125%, 08/15/15                                        450             392
  Equistar Chemical
    10.625%, 05/01/11                                     1,773           1,904
    10.125%, 09/01/08                                     2,122           2,233
  Freeport-McMoRan
    10.125%, 02/01/10                                       841             893
    6.875%, 02/01/14                                      1,257           1,210


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Georgia Gulf
    7.125%, 12/15/13                               $        300    $        292
  Georgia-Pacific
    8.125%, 05/15/11                                        350             348
    8.000%, 01/15/24                                        625             591
    7.700%, 06/15/15                                      2,650           2,531
  Gibraltar Industries (A)
    8.000%, 12/01/15                                      2,204           2,193
  Graham Packaging (G)
    9.875%, 10/15/14                                      2,971           2,941
  Graphic Packaging International
    9.500%, 08/15/13                                        125             124
  Graphic Packaging International (G)
    8.500%, 08/15/11                                      1,544           1,540
  Huntsman
    5.000%, 02/16/08                                          1              23
  Huntsman International LLC
    9.875%, 03/01/09                                        150             156
  Huntsman International LLC (A) (G)
    7.875%, 01/01/15                                      1,555           1,458
  Huntsman LLC
    11.625%, 10/15/10                                       576             636
    11.500%, 07/15/12                                     2,433           2,719
  Huntsman LLC (D)
    12.318%, 07/15/11                                       629             654
  Ineos Group Holdings PLC (A)
    8.500%, 02/15/16                                      5,590           5,234
  Innophos
    9.625%, 08/15/14                                        550             542
  Intertape Polymer
    8.500%, 08/01/14                                        275             253
  Ispat Inland
    9.750%, 04/01/14                                        970           1,069
  Jarden
    9.750%, 05/01/12                                      1,125           1,148
  Jefferson Smurfit
    7.500%, 06/01/13                                        680             609
  Lyondell Chemical
    10.875%, 05/01/09                                     2,706           2,747
    10.500%, 06/01/13                                     1,990           2,189
  Massey Energy
    6.625%, 11/15/10                                      1,392           1,371
  Metals USA (A)
    11.125%, 12/01/15                                     2,582           2,827
  Methanex
    6.000%, 08/15/15                                        175             163
  Nalco (G)
    8.875%, 11/15/13                                      1,655           1,667
    7.750%, 11/15/11                                      1,711           1,707
  NewPage (D)
    11.399%, 05/01/12                                       230             251
  NewPage (G)
    10.000%, 05/01/12                                     2,172           2,248
  Newark Group
    9.750%, 03/15/14                                        775             717
  Nova Chemicals (D)
    8.405%, 11/15/13                                      1,289           1,279
  Novelis (A)
    7.750%, 02/15/15                                        800             768
  Oregon Steel Mills
    10.000%, 07/15/09                                     2,100           2,205
  Owens-Brockway Glass
    8.875%, 02/15/09                                        175             180
    8.250%, 05/15/13                                      3,030           3,038
    6.750%, 12/01/14                                        175             162
  Owens-Illinois
    7.350%, 05/15/08                                      2,500           2,519

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  P H Glatfelter (A)
    7.125%, 05/01/16                               $      1,515    $      1,495
  Packaging Dynamics (A)
    10.000%, 05/01/16                                     2,295           2,295
  Polyone
    10.625%, 05/15/10                                     1,700           1,828
    8.875%, 05/01/12                                      1,045           1,049
  Rockwood Specialties Group
    10.625%, 05/15/11                                       142             152
    7.500%, 11/15/14                                        780             764
  Ryerson Tull
    8.250%, 12/15/11                                      2,204           2,176
  Smurfit-Stone Container (G)
    9.750%, 02/01/11                                      3,277           3,367
  Solo Cup (G)
    8.500%, 02/15/14                                      3,168           2,740
  Solutia (C)
    6.720%, 10/15/37                                        325             300
  Steel Dynamics
    9.500%, 03/15/09                                        545             561
    9.500%, 03/15/09                                      1,638           1,687
  Stelco (D)
    10.610%, 03/31/16                                       425             448
  Tronox Worldwide (A)
    9.500%, 12/01/12                                      2,316           2,385
                                                                   ------------
                                                                        100,661
                                                                   ------------
TELECOMMUNICATION SERVICES -- 9.2%
  Airgate PCS (D)
    8.827%, 10/15/11                                      1,350           1,380
  American Cellular, Ser B
    10.000%, 08/01/11                                     2,325           2,447
  American Tower
    7.125%, 10/15/12                                        975             973
  Centennial Communications
    10.750%, 12/15/08                                       303             308
    10.125%, 06/15/13                                     2,695           2,836
    10.000%, 01/01/13                                     2,650           2,623
    8.125%, 02/01/14                                      2,550           2,454
  Centennial Communications (D)
    10.740%, 01/01/13                                     1,200           1,224
  Cincinnati Bell
    7.250%, 07/15/13                                        100              99
  Cincinnati Bell (G)
    8.375%, 01/15/14                                        375             369
  Citizens Communications
    9.250%, 05/15/11                                      1,775           1,908
    6.250%, 01/15/13                                      1,420           1,342
  Consolidated Communication
    Holdings
    9.750%, 04/01/12                                      1,593           1,641
  Digicel (A)
    9.250%, 09/01/12                                        225             235
  Dobson Cellular Systems
    9.875%, 11/01/12                                        260             274
  Dobson Communications
    8.875%, 10/01/13                                        690             678
  Dobson Communications (D)
    9.318%, 10/15/12                                        840             846
  Embarq
    7.082%, 06/01/16                                      1,050           1,044
  Hawaiian Telecom
    Communications, Ser B (G)
    9.750%, 05/01/13                                        825             839
  Horizon PCS
    11.375%, 07/15/12                                     1,250           1,405


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    11.500%, 05/01/12                              $      1,000    $      1,115
  IWO Holdings (D)
    8.818%, 01/15/12                                      1,250           1,294
  Insight Communications (B)
    12.250%, 02/15/11                                     1,500           1,586
  Intelsat
    7.625%, 04/15/12                                        625             516
    6.500%, 11/01/13                                      1,025             779
  Intelsat Bermuda (A)
    11.250%, 06/15/16                                     5,094           5,221
    9.250%, 06/15/16                                        578             597
  Intelsat Bermuda (A) (D)
    11.640%, 06/15/13                                       325             332
  Intelsat Sub Holding (D)
    9.614%, 01/15/12                                      3,370           3,404
  Level 3 Financing (A) (G)
    12.250%, 03/15/13                                     3,739           3,973
  Lucent Technologies
    6.450%, 03/15/29                                      1,000             850
  NTL Cable PLC (G)
    8.750%, 04/15/14                                        700             695
  New Skies Satellites (D)
    10.414%, 11/01/11                                       804             830
  Nordic Telephone (A) (G)
    8.875%, 05/01/16                                      2,795           2,872
  Nortel Networks (A) (D)
    9.730%, 07/15/11                                        950             967
  Panamsat (A)
    9.000%, 06/15/16                                        700             710
  Panamsat (B)
    9.000%, 11/01/14                                      2,400           1,774
  Primus Telecommunications
    8.000%, 01/15/14                                      1,350             864
  Primus Telecommunications (G)
    12.750%, 10/15/09                                       600             462
  Qwest
    8.875%, 03/15/12                                      4,310           4,547
    7.875%, 09/01/11                                        300             304
    7.625%, 06/15/15                                        832             822
    7.250%, 09/15/25                                        225             210
    7.250%, 10/15/35                                      1,225           1,109
    6.875%, 09/15/33                                        375             324
    5.625%, 11/15/08                                        150             146
  Qwest (D)
    8.579%, 06/15/13                                      1,296           1,371
  Qwest Capital Funding
    7.750%, 08/15/06                                      1,016           1,016
  Qwest Communications
    International
    7.250%, 02/15/11                                        125             121
  Qwest Communications
    International (D)
    8.670%, 02/15/09                                      3,864           3,936
  Qwest Communications
    International, Ser B (G)
    7.500%, 02/15/14                                      1,120           1,092
  Rogers Wireless
    8.000%, 12/15/12                                        975             997
    7.250%, 12/15/12                                        250             252
    6.375%, 03/01/14                                      3,140           2,991
  Rogers Wireless (D)
    8.454%, 12/15/10                                      1,651           1,698
  Rogers Wireless (G)
    7.500%, 03/15/15                                        312             315
  Rural Cellular
    9.875%, 02/01/10                                        100             103


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    8.250%, 03/15/12                               $        850    $        872
  Rural Cellular (A)
    8.250%, 03/15/12                                        165             169
  Securus Technologies (G)
    11.000%, 09/01/11                                       325             270
  Syniverse Technologies, Ser B
    7.750%, 08/15/13                                        150             146
  Telenet Group Holdings (A) (B)
    (G)
    8.230%, 06/15/14                                        696             590
  Triton (G)
    8.500%, 06/01/13                                      1,675           1,537
  US Lec (D)
    13.620%, 10/01/09                                       675             717
  US Unwired, Ser B (D)
    10.000%, 06/15/12                                       450             500
  Ubiquitel
    9.875%, 03/01/11                                      1,200           1,305
  Valor Telecom Enterprises
    7.750%, 02/15/15                                      1,100           1,136
  Wind Acquisitions Finance (A)
    10.750%, 12/01/15                                     2,725           2,895
  Windstream (A)
    8.625%, 08/01/16                                      3,624           3,706
    8.125%, 08/01/13                                        518             528
  Zeus Special Sub (A) (B) (G)
    9.180%, 02/01/15                                      3,355           2,315
                                                                   ------------
                                                                         91,806
                                                                   ------------
UTILITIES -- 3.8%
  AES
    8.875%, 02/15/11                                      1,750           1,838
  AES (G)
    9.375%, 09/15/10                                        775             829
  Airgas
    9.125%, 10/01/11                                        419             438
  Aquila
    9.000%, 11/15/21                                        629             642
    8.000%, 03/01/23                                      2,535           2,535
  CMS Energy
    7.500%, 01/15/09                                        625             633
    6.300%, 02/01/12                                        215             203
  Calpine Generating (C) (G)
    14.120%, 04/01/11                                     1,100           1,152
  Edison Mission Energy
    7.730%, 06/15/09                                        500             505
  Edison Mission Energy (A)
    7.750%, 06/15/16                                      1,060           1,042
  Inergy
    8.250%, 03/01/16                                        485             490
  Midwest Generation LLC
    8.750%, 05/01/34                                      2,403           2,547
  Mirant
    7.900%, 07/15/09                                         50              --
  Mirant (G)
    7.400%, 07/15/04 (C)                                    450               2
    5.750%, 07/15/07                                      1,150               6
  Mirant Americas
    8.500%, 10/01/21                                      7,401           6,938
    8.300%, 05/01/11                                        225             222
  Mirant Americas (G)
    9.125%, 05/01/31                                      1,353           1,312
  Mirant North America (A)
    7.375%, 12/31/13                                      2,400           2,316
  Mission Energy Holding
    13.500%, 07/15/08                                     3,439           3,835


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                           Face Amount             Market Value
Description                                ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  NRG Energy
    7.375%, 02/01/16                               $      4,425    $      4,314
    7.250%, 02/01/14                                      1,050           1,024
  Northwest Pipeline
    8.125%, 03/01/10                                        225             234
  Northwest Pipeline (A)
    7.000%, 06/15/16                                        225             224
  Pacific Energy Partners
    7.125%, 06/15/14                                        225             227
  Reliant Energy
    6.750%, 12/15/14                                         75              69
  Reliant Resources
    9.500%, 07/15/13                                        235             236
  Sierra Pacific Resources
    7.803%, 06/15/12                                        450             456
    6.750%, 08/15/17                                        100              95
  Sonat
    7.000%, 02/01/18                                        400             372
  Southern Natural Gas
    8.875%, 03/15/10                                        375             396
  Tenaska Alabama (A)
    7.000%, 06/30/21                                        863             842
  Transcont Gas Pipeline (A)
    6.400%, 04/15/16                                        175             168
  Transcont Gas Pipeline
    7.250%, 12/01/26                                      1,251           1,218
                                                                   ------------
                                                                         37,360
                                                                   ------------
Total Corporate Obligations
  (Cost $926,716) ($ Thousands)                                         908,680
                                                                   ------------

COLLATERALIZED LOAN OBLIGATIONS -- 5.5%

FINANCIALS -- 5.5%
  Ares VR, Ser 2006-1A, Cl SUB,
    Preferred Shares                                      7,000           6,580
  Babson, Ser 2005-2A, Cl SUB
    7.000%, 07/20/19                                      4,000           3,820
  Gleneagles,
     Preferred Shares (D)                                    13          12,500
  ING Investment Management  (D)
    0.000%, 12/01/17                                         13          12,125
  Lightpoint, Ser 2006-4A, Cl IN
    0.000%, 04/15/18                                      2,500           2,500
  Marathon, Ser 2005-2A, Cl INC
    Preferred Shares                                      3,000           3,000
  Pamco, Ser 1998-1A, Cl B2 (A)
    (D)
    6.499%, 05/01/10                                      2,500           2,365
  Stanfield Bristol, Ser 2005-1A,
    Cl D (A) (D)
    9.920%, 10/15/19                                      2,700           2,700
  Stanfield Bristol, Ser 2005-1A,
    Cl SUB
    Preferred Shares                                      6,300           6,952
  Stanfield Vayron, Ser 2006-1A,
    Cl SUB
    Preferred Shares                                      2,300           2,300
                                                                   ------------
Total Collateralized Loan Obligations
  (Cost $53,060) ($ Thousands)                                           54,842
                                                                   ------------

CASH EQUIVALENT -- 3.2%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.070% ** @              31,600,648          31,601
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $31,601) ($ Thousands)                                     $     31,601
                                                                   ------------

ASSET-BACKED SECURITIES -- 1.9%

MORTGAGE RELATED SECURITIES -- 1.9%
  ACE Securities,  Ser 2004-OP1,
    Cl B (D)
    8.823%, 04/25/34                               $      1,075           1,076
  Carlyle High Yield Partners,
    Ser 2006-8A, Cl N *
    0.000%, 05/21/21                                      3,700           3,742
  Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
    5.623%, 05/25/33                                        408             409
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1 (A) (D) (H)
    5.180%, 11/10/06                                        736             736
  Commodore, Ser 2003-2A, Cl A1MM
    (A) (D) (H)
    5.380%, 12/12/38                                        678             678
  Countrywide Alternative Loan
    Trust, Ser 2006-OA9, Cl X1P (E)
    0.598%, 07/20/46                                     30,000           1,668
  Duke Funding, Ser 2004-6B, Cl
    A1S1 (A) (D) (H)
    5.093%, 04/09/07                                      1,105           1,105
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO
    1.002%, 03/19/35                                     15,152             327
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (D) (F)
    1.106%, 11/19/35                                     27,321             709
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2A, IO (D)
    0.625%, 10/19/35                                     85,871           1,208
  Indymac Indx Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (F)
    0.930%, 12/25/34                                     10,784             249
  Newcastle CDO, Ser 2005-6A, Cl
    IM1 (A) (D) (H)
    5.384%, 04/24/07                                        295             294
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM6
    (A) (D) (H)
    5.353%, 11/27/06                                        829             829
  RMAC, Ser 2004-NS3A, Cl A1 (A)
    (D) (H)
    5.170%, 09/12/06                                        137             137
  Residential Asset Mortgage
    Products, Ser 2003-RS1, Cl
    AII (D)
    5.713%, 02/25/33                                        210             210
  Saturn Ventures II (A) (D) (H)
    5.190%, 08/07/06                                      1,375           1,375
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (A) (D) (H)
    5.371%, 03/28/07                                        920             920
  Washington Mutual, Ser
    2006-AR5, Cl X, IO (E)
    0.000%, 06/25/46                                    171,460           1,719
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME (A) (D) (H)
    5.349%, 09/15/06                                        221             221


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Witherspoon CDO Funding (A) (D) (H)
    5.209%, 09/15/06                               $      1,031    $      1,031
                                                                   ------------
Total Asset-Backed Securities
  (Cost $18,687) ($ Thousands)                                           18,643
                                                                   ------------

COLLATERALIZED DEBT OBLIGATIONS -- 1.7%

FINANCIALS -- 1.7%
  Connecticut Valley Structured
    Credit, Ser 2006-3A, Cl NOTE,
    Preferred Shares                                      2,200           2,200
  Peritus I
    Preferred Shares (F)                                  3,750           1,125
  Peritus I, Ser 2005-1A, Cl C
    (A) (F)
    9.000%, 05/24/15                                     14,605          13,473
                                                                   ------------
Total Collateralized Debt Obligations
  (Cost $16,585) ($ Thousands)                                           16,798
                                                                   ------------

COMMERCIAL PAPER (I) -- 1.7%

FINANCIALS -- 1.7%
  Altius I Funding (H)
    5.333%, 07/05/06                                        589             589
  Buckingham CDO II LLC (H)
    5.346%, 07/21/06                                      1,105           1,100
    5.154%, 07/07/06                                      1,008           1,004
  Buckingham CDO LLC (H)
    5.346%, 07/21/06                                      1,798           1,790
  DaimlerChrysler
    5.209%, 07/14/06                                      2,000           1,996
  Elysian Funding LLC (H)
    5.216%, 08/04/06                                      2,578           2,556
    5.132%, 07/10/06                                      1,473           1,460
  KKR Pacific Funding (H)
    5.134%, 07/07/06                                        737             733
  Lakeside Funding (H)
    5.170%, 07/10/06                                        854             854
  Mica Funding LLC (H)
    5.284%, 07/19/06                                        737             733
  Ocala Funding (H)
    5.385%, 07/07/06                                        737             736
  Rams Funding LLC (H)
    5.369%, 07/25/06                                        201             200
    5.325%, 07/20/06                                      1,535           1,529
  Rhineland Funding Capital (H)
    5.392%, 07/28/06                                      1,473           1,466
                                                                   ------------
Total Commercial Paper
  (Cost $16,746) ($ Thousands)                                           16,746
                                                                   ------------

TIME DEPOSITS (H) -- 0.6%
  Societe Generale
    5.313%, 07/03/06                                      4,517           4,517
  Wells Fargo
    5.188%, 07/03/06                                      1,473           1,473
                                                                   ------------
Total Time Deposits
  (Cost $5,990) ($ Thousands)                                             5,990
                                                                   ------------

--------------------------------------------------------------------------------
Description                                Shares/Face Amount       Market Value
                                           ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
  Rockwall Investors *                                4,000,000    $      4,000
                                                                   ------------
Total Preferred Stock
  (Cost $3,800) ($ Thousands)                                             4,000
                                                                   ------------

MASTER NOTES -- 0.4%
FINANCIALS -- 0.4%
  Bank of America (D) (H)
    5.383%, 07/03/06                               $      3,683           3,683
                                                                   ------------
Total Master Notes
  (Cost $3,683) ($ Thousands)                                             3,683
                                                                   ------------

COMMON STOCK -- 0.3%
  Core-Mark Holding * (G)                                12,817             459
  Huntsman *                                              8,061             140
  Mirant * (G)                                           70,782           1,897
  Shreveport Gaming Holdings I,
     Private Company * (F) (G)                           13,948             125
  UAL * (G)*                                              8,868             275
                                                                   ------------
Total Common Stock
  (Cost $1,803) ($ Thousands)                                             2,896
                                                                   ------------

CERTIFICATES OF DEPOSIT (H) -- 0.3%
  Barclays Bank
    5.440%, 06/11/07                                        737             737
  CC USA MTN (A)
    5.520%, 06/18/07                                      1,473           1,473
  U.S. Trust of New York (D)
    5.213%, 03/13/07                                        589             589
                                                                   ------------
Total Certificates of Deposit
  (Cost $2,799) ($ Thousands)                                             2,799
                                                                   ------------

PREFERRED/CONVERTIBLE STOCKS -- 0.2%
  General Nutrition Center, Ser A
  PIK                                                       900           1,080
  Paxson Communications PIK * (G)                             1               6
  Rural Cellular PIK * (G)                                  374             423
  Rural Cellular, Ser B PIK *                               350             423
                                                                   ------------
Total Preferred/Convertible Stocks
  (Cost $1,414) ($ Thousands)                                             1,932
                                                                   ------------

CONVERTIBLE BOND -- 0.0%
  Flextronics CV to 64.4122
    1.000%, 08/01/10                                        500             465
  Mirant (G)
    2.500%, 06/15/21                                      2,200              22
                                                                   ------------
Total Convertible Bond
  (Cost $574) ($ Thousands)                                                 487
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%

FINANCIAL SERVICES -- 0.0%
  FHLMC CMO, Ser 2596, Cl IJ, IO
    5.000%, 01/15/17                                      2,029             199
  FHLMC CMO, Ser 2603, Cl LI, IO
    5.500%, 09/15/28                                         --              --
  FHLMC CMO, Ser 2696, Cl NI, IO
    5.500%, 03/15/23                                        334               6


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC DN (E)
    1.650%, 08/22/06                               $          3    $          3
  FNMA CMO, Ser 2003-37, Cl IG, IO
    5.500%, 05/25/32                                        601              96
  FNMA DN (E) (J)
    0.045%, 04/25/34                                         21              21
  FNMA STRIPS, Ser 342, Cl 2, IO (I)
    6.000%, 10/01/03                                         --              --
                                                                   ------------
Total U.S. Government Agency Obligations
  (Cost $313) ($ Thousands)                                                 325
                                                                   ------------
                                                    Number of
                                                     Warrants
                                                     --------

WARRANTS -- 0.0%
  Grande Communications,
     Expires 04/01/11                                       850               9
  Pegasus Communications,
     Expires 01/01/07 (F)                                   250              --
  Travelcenters of America,
     Expires 05/01/09 (F)                                 7,500               1
  Travelcenters of America,
     Expires 05/01/09 (F)                                 2,500              --
                                                                   ------------
Total Warrants
  (Cost $31) ($ Thousands)                                                   10
                                                                   ------------

REPURCHASE AGREEMENTS (H) (K) -- 1.5%
Barclays Capital
   5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $1,569,466
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $182,641-$1,427,968,
  0.000%-2.750%, 10/15/06-04/03/07;
  with total market value $1,600,168)                     1,569           1,569
Deutsche Bank
   5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $5,206,745
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $92,926-$1,867,423,
  0.000%-7.250%, 01/23/07-01/15/10;
  with total market value
  $5,308,598)                                             5,204           5,204
Lehman Brothers
   5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $8,354,888
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $509,931-$927,274,
  2.625%-7.625%, 08/11/06-10/27/25;
  with total market value
  $8,518,343)                                             8,351           8,351
                                                                   ------------
Total Repurchase Agreements
  (Cost $15,124) ($ Thousands)                                           15,124
                                                                   ------------

Total Investments -- 109.0%
  (Cost $1,098,926) ($ Thousands)+++                               $  1,084,556
                                                                   ============


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
-----------------------------------------------------------------------------
                                                               Unrealized
Type of                        Number of     Expiration       Depreciation
Contract                       Contracts        Date         ($ Thousands)
-----------------------------------------------------------------------------
U.S. Two Year Note (CBT)           60      September 2006       $  (47)
                                                                =======

Swaps -- At June 30, 2006, the following swap agreements were outstanding:
---------------------------------------------------------------------------------------------------------------------
                                             Interest Rate Swaps
---------------------------------------------------------------------------------------------------------------------
                                                                                    Notional          Unrealized
                                                                  Expiration         Amount          Depreciation
Description                                                          Date         ($ Thousands)      ($ Thousands)
---------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.41875% and pay floating rate
    based on 3 month LIBOR. (Counterparty: Barclays Capital)       05/15/08         $ 35,000            $   (122)

Receive fixed rate of 5.415% and pay floating rate
    based on 3 month LIBOR. (Counterparty: Lehman Brothers)        05/17/08           25,055                 (89)
                                                                                                        --------
                                                                                                        $   (211)
                                                                                                        ========

Percentages are based on Net Assets of $995,057 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

@ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

++    Bank Loan.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) Securities considered illiquid. The total value of such securities as of June 30, 2006 was $15,682, and represented 1.58% of Net Assets.

(G) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $96,689 ($ Thousands).

(H) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $97,045 ($ Thousands).


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2006

(I)   The rate reported is the effective yield at time of purchase.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(K)   Tri-Party Repurchase Agreement

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
DN -- Discount Note
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities

Amounts designated as "--"are $0 or have been rounded to $0.

+++ At June 30, 2006, the tax basis cost of the Fund's investments was $1,098,926 ($ Thousands), and the unrealized appreciation and depreciation were $14,648 ($ Thousands) and $(29,018) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional Managed Trust



By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2006

By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------
                                       Stephen F. Panner, Controller & CFO

Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.